UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts	02199-8197
(Address of principal executive offices)	(Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

Item 1.	Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Loomis Sayles Core Disciplined Alpha Bond Fund

Loomis Sayles Fixed Income Fund

Loomis Sayles Global Bond Fund

Loomis Sayles Inflation Protected Securities Fund

Loomis Sayles Institutional High Income Fund

Loomis Sayles Investment Grade Fixed Income Fund

Semiannual Report

March 31, 2018

Portfolio Review	1
Portfolio of Investments	9
Financial Statements	50
Notes to Financial Statements	65

LOOMIS SAYLES CORE DISCIPLINED ALPHA BOND FUND

Manager	Symbol
Lynne Royer	Institutional Class	LSABX

Investment Objective

The Fund seeks to outperform the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”) consistently over time while maintaining a risk profile similar to that of the Index.

Average Annual Total Returns — March 31, 20182

				Expense Ratios[3]
	6 months	1 year	Life of Fund	Gross	Net
Institutional Class (Inception 11/30/16)	-1.25%	0.99%	1.18%	0.94%	0.45%

Comparative Performance
Bloomberg Barclays U.S. Aggregate Bond Index[1]	-1.08	1.20	1.63

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 01/31/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

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LOOMIS SAYLES FIXED INCOME FUND

Managers	Symbol
Matthew J. Eagan, CFA®	Institutional Class	LSFIX
Daniel J. Fuss, CFA®, CIC
Brian P. Kennedy
Elaine M. Stokes

Investment Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20182

					Expense Ratios[3]
	6 months	1 year	5 years	10 years	Gross	Net
Institutional Class (Inception 1/17/95)	0.26%	4.53%	3.99%	6.67%	0.57%	0.57%

Comparative Performance
Bloomberg Barclays U.S. Government/Credit Bond Index[1]	-1.10	1.38	1.84	3.65

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays U.S. Government/Credit Bond Index is the non-securitized component of the U.S. Aggregate Index and was the first macro index launched by Barclays Capital. The U.S. Government/Credit Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporates. The U.S. Government/Credit Index was launched on January 1, 1979, with index history backfilled to 1973, and is a subset of the U.S. Aggregate Index.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 01/31/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

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LOOMIS SAYLES GLOBAL BOND FUND

Managers	Symbols
Kenneth M. Buntrock, CFA®, CIC	Institutional Class	LSGBX
David W. Rolley, CFA®	Retail Class	LSGLX
Lynda L. Schweitzer, CFA®	Class N	LSGNX
Scott M. Service, CFA®

Investment Objective

The Fund’s investment objective is high total investment return through a combination of high current income and capital appreciation.

Average Annual Total Returns — March 31, 20182

					Life of Class N	Expense Ratios[3]
	6 months	1 year	5 years	10 years		Gross	Net
Institutional Class (Inception 5/10/91)	2.40%	7.82%	1.43%	3.29%	—%	0.80%	0.72%

Retail Class (Inception 12/31/96)	2.32	7.55	1.20	3.01	—	1.05	0.97

Class N (Inception 2/1/13)	2.46	7.87	1.53	—	1.37	0.69	0.67

Comparative Performance
Bloomberg Barclays Global Aggregate Bond Index[1]	2.45	6.97	1.49	2.57	1.23

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the US Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 01/31/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

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LOOMIS SAYLES INFLATION PROTECTED SECURITIES FUND

Managers	Symbols
Elaine Kan, CFA®	Institutional Class	LSGSX
Kevin P. Kearns	Retail Class	LIPRX
Maura T. Murphy, CFA®	Class N	LIPNX

Investment Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20183

					Life of Class N	Expense Ratios[4]
	6 months	1 year	5 years	10 years		Gross	Net
Institutional Class (Inception 5/20/91)	0.56%	1.48%	-0.21%	2.76%	—%	0.81%	0.40%

Retail Class (Inception 5/28/10)[1]	0.53	1.23	-0.49	2.48	—	1.06	0.65

Class N (Inception 2/1/17)	0.58	1.43	—	—	1.71	0.77	0.35

Comparative Performance
Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index[2]	0.46	0.92	0.05	2.93	1.24

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Prior to inception of Retail Class (5/28/10), performance is that of Institutional Class, restated to reflect the higher net expenses of Retail Class.

[2]	Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index is an unmanaged index that tracks inflation protected securities issued by the U.S. Treasury. On March 1, 1997, Barclays launched the Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), a rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury.

[3]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[4]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 01/31/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

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LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND

Managers	Symbol
Matthew J. Eagan, CFA®	Institutional Class	LSHIX
Daniel J. Fuss, CFA®, CIC
Elaine M. Stokes

Investment Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20182

					Expense Ratios[3]
	6 months	1 year	5 years	10 years	Gross	Net
Institutional Class (Inception 6/5/96)	0.23%	3.48%	5.63%	8.01%	0.68%	0.68%

Comparative Performance
Bloomberg Barclays U.S. Corporate High-Yield Bond Index[1]	-0.39	3.78	4.99	8.27

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays U.S. Corporate High-Yield Bond Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB /BB or below, excluding emerging market debt. The Bloomberg Barclays U.S. Corporate High-Yield Bond Index was created in 1986, with history backfilled to July 1, 1983, and rolls up into the Bloomberg Barclays U.S. Universal and Global High-Yield Indices. You may not invest directly in an index.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 01/31/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

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LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Institutional Class	LSIGX
Daniel J. Fuss, CFA®, CIC
Brian P. Kennedy
Elaine M. Stokes

Investment Objective

The Fund’s investment objective is above-average total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20182

					Expense Ratios[3]
	6 months	1 year	5 years	10 years	Gross	Net
Institutional Class (Inception 7/1/94)	-0.35%	4.07%	2.75%	5.66%	0.49%	0.49%

Comparative Performance
Bloomberg Barclays U.S. Government/Credit Bond Index[1]	-1.10	1.38	1.84	3.65

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays U.S. Government/Credit Bond Index is the non-securitized component of the U.S. Aggregate Index and was the first macro index launched by Barclays Capital. The U.S. Government/Credit Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporates. The U.S. Government/Credit Index was launched on January 1, 1979, with index history backfilled to 1973, and is a subset of the U.S. Aggregate Index.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 01/31/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the funds’ proxy voting policies and procedures is available without charge, upon request, by calling Loomis Sayles at 800-633-3330; on the Funds’ website at www.loomissayles.com, and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and the SEC’s website.

Quarterly Portfolio Schedules

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in each Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2017 through March 31, 2018. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles Core Disciplined Alpha Bond Fund

Institutional Class	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	Expenses Paid During Period* 10/1/2017 – 3/31/2018
Actual	$1,000.00	$987.50	$2.23
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	$2.27

* Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.45%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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Loomis Sayles Fixed Income Fund

Institutional Class	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	Expenses Paid During Period* 10/1/2017 – 3/31/2018
Actual	$1,000.00	$1,002.60	$2.85
Hypothetical (5% return before expenses)	$1,000.00	$1,022.09	$2.87

* Expenses are equal to the Fund’s annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Global Bond Fund

Institutional Class	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	Expenses Paid During Period* 10/1/2017 – 3/31/2018
Actual	$1,000.00	$1,024.00	$3.63
Hypothetical (5% return before expenses)	$1,000.00	$1,021.34	$3.63

Retail Class
Actual	$1,000.00	$1,023.20	$4.89
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.89

Class N
Actual	$1,000.00	$1,024.60	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$1,021.59	$3.38

* Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.72%, 0.97% and 0.67% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Inflation Protected Securities Fund

Institutional Class	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	Expenses Paid During Period* 10/1/2017 – 3/31/2018
Actual	$1,000.00	$1,005.60	$2.00
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.02

Retail Class
Actual	$1,000.00	$1,005.30	$3.25
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	$3.28

Class N
Actual	$1,000.00	$1,005.80	$1.75
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$1.77

* Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.40%, 0.65% and 0.35% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Institutional High Income Fund

Institutional Class	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	Expenses Paid During Period* 10/1/2017 – 3/31/2018
Actual	$1,000.00	$1,002.30	$3.39
Hypothetical (5% return before expenses)	$1,000.00	$1,021.54	$3.43

* Expenses are equal to the Fund’s annualized expense ratio of 0.68%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Investment Grade Fixed Income Fund

Institutional Class	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	Expenses Paid During Period* 10/1/2017 – 3/31/2018
Actual	$1,000.00	$996.50	$2.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.49	$2.47

* Expenses are equal to the Fund’s annualized expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Core Disciplined Alpha Bond Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 105.0% of Net Assets

Non-Convertible Bonds – 104.2%

	ABS Car Loan – 6.2%
$23,596	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A2A, 1.510%, 5/18/2020(a)	$23,522
98,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class A2A, 1.830%, 5/18/2021	97,486
40,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class B, 2.360%, 12/19/2022	39,352
64,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class A2, 1.760%, 6/22/2020, 144A(a)	63,761
2,150	CarFinance Capital Auto Trust, Series 2015-1A, Class A, 1.750%, 6/15/2021, 144A	2,144
68,636	CarMax Auto Owner Trust, Series 2017-3, Class A2A, 1.640%, 9/15/2020(a)	68,298
351	CPS Auto Receivables Trust, Series 2015-B, Class A, 1.650%, 11/15/2019, 144A	351
5,623	CPS Auto Receivables Trust, Series 2016-C, Class A, 1.620%, 1/15/2020, 144A	5,614
92,847	CPS Auto Receivables Trust, Series 2018-A, Class A, 2.160%, 5/17/2021, 144A	92,555
31,905	CPS Auto Trust, Series 2016-D, Class A, 1.500%, 6/15/2020, 144A(a)	31,796
2,737	Drive Auto Receivables Trust, Series 2017-1, Class A2A, 1.670%, 5/15/2019(a)	2,736
7,839	Drive Auto Receivables Trust, Series 2017-2, Class A2A, 1.630%, 8/15/2019(a)	7,836
56,000	Drive Auto Receivables Trust, Series 2017-2, Class B, 2.250%, 6/15/2021(a)	55,857
38,000	Drive Auto Receivables Trust, Series 2017-3, Class B, 2.300%, 5/17/2021(a)	37,831
26,374	Drive Auto Receivables Trust, Series 2017-BA, Class B, 2.200%, 5/15/2020, 144A(a)	26,343
35,000	Drive Auto Receivables Trust, Series 2018-1, Class B, 2.880%, 2/15/2022	34,941
66,914	DT Auto Owner Trust, Series 2017-2A, Class A, 1.720%, 5/15/2020, 144A(a)	66,789
51,135	DT Auto Owner Trust, Series 2017-3A, Class A, 1.730%, 8/17/2020, 144A(a)	50,978
121,833	DT Auto Owner Trust, Series 2017-4A, Class A, 1.850%, 8/17/2020, 144A	121,408
69,711	Exeter Automobile Receivables Trust, Series 2018-1A, Class A, 2.210%, 5/17/2021, 144A	69,512
444	Flagship Credit Auto Trust, Series 2016-2, Class A1, 2.280%, 5/15/2020, 144A	444
23,261	Flagship Credit Auto Trust, Series 2016-4, Class A1, 1.470%, 3/16/2020, 144A	23,219
76,648	Ford Credit Auto Owner Trust, Series 2017-B, Class A2A, 1.490%, 5/15/2020(a)	76,284
22,000	Ford Credit Auto Owner Trust, Series 2017-C, Class A3, 2.010%, 3/15/2022	21,725
100,000	GM Financial Consumer Automobile, Series 2017-1A, Class A3, 1.780%, 10/18/2021, 144A(a)	98,636

	ABS Car Loan – continued
62,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class A3, 2.320%, 7/18/2022	61,481
44,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class A4, 2.460%, 7/17/2023	43,417
38,000	Honda Auto Receivables Owner Trust, Series 2017-4, Class A3, 2.050%, 11/22/2021	37,644
6,527	Santander Drive Auto Receivables Trust, Series 2017-1, Class A2, 1.490%, 2/18/2020(a)	6,520
51,384	Toyota Auto Receivables Owner Trust, Series 2017-A, Class A2A, 1.420%, 9/16/2019(a)	51,241
95,000	Toyota Auto Receivables Owner Trust, Series 2018-A, Class A3, 2.350%, 5/16/2022	94,328
130,000	Toyota Auto Receivables Owner Trust, Series 2018-A, Class A4, 2.520%, 5/15/2023	128,896
9,006	Westlake Automobile Receivables Trust, Series 2016-2A, Class A2, 1.570%, 6/17/2019, 144A	9,002
48,097	Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.780%, 4/15/2020, 144A	47,993
42,822	Westlake Automobile Receivables Trust, Series 2018-1A, Class A1, 1.750%, 2/15/2019, 144A	42,816

		1,642,756

	ABS Credit Card – 3.2%
100,000	American Express Credit Account Master Trust, Series 2017-1, Class A, 1.930%, 9/15/2022(a)	98,639
100,000	American Express Credit Account Master Trust, Series 2017-6, Class A, 2.040%, 5/15/2023(a)	98,182
100,000	American Express Credit Account Master Trust, Series 2018-2, Class A, 3.010%, 10/15/2025	100,105
73,000	Bank of America Credit Card Trust, Series 2017-A1, Class A1, 1.950%, 8/15/2022(a)	71,978
54,000	Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1, 2.000%, 1/17/2023	53,276
26,000	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4, 1.990%, 7/17/2023	25,540
60,000	Capital One Multi-Asset Execution Trust, Series 2017-A5, Class A5, 1-month LIBOR + 0.580%, 2.357%, 7/15/2027(b)	60,581
133,000	Citibank Credit Card Issuance Trust, Series 2017-A2, Class A2, 1.740%, 1/19/2021(a)	132,244
100,000	Citibank Credit Card Issuance Trust, Series 2018-A2, Class A2, 1-month LIBOR + 0.330%, 2.152%, 1/21/2025(b)	100,000
100,000	Discover Card Execution Note Trust, Series 2017-A7, Class A7, 1-month LIBOR + 0.360%, 2.137%, 4/15/2025(a)(b)	100,371

		840,916

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Core Disciplined Alpha Bond Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Home Equity – 1.7%
$37,343	Alternative Loan Trust, Series 2004-16CB, Class 1A1, 5.500%, 7/25/2034(a)	$38,331
41,724	Alternative Loan Trust, Series 2004-16CB, Class 3A1, 5.500%, 8/25/2034(a)	42,757
40,744	Bayview Opportunity Master Fund IIIa Trust, Series 2017-RN7, Class A1, 3.105%, 9/28/2032, 144A(c)	40,582
24,716	CAM Mortgage Trust, Series 2016-2, Class A1, 3.250%, 6/15/2057, 144A(c)	24,901
13,743	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR2, Class 5A1, 3.609%, 3/25/2034(c)	14,022
76,157	GCAT LLC, Series 2017-2, Class A1, 3.500%, 4/25/2047, 144A(c)	75,645
95,127	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2, Class A1, 3.000%, 7/25/2057, 144A(c)	94,345
84,730	RCO Mortgage LLC, Series 2017-1, Class A1, 3.375%, 8/25/2022, 144A(c)	84,391
48,562	VOLT LVII LLC, Series 2017-NPL4, Class A1, 3.375%, 4/25/2047, 144A(c)	48,460

		463,434

	ABS Other – 0.4%
100,000	Verizon Owner Trust, Series 2018-1A, Class A1A, 2.820%, 9/20/2022, 144A	99,992

	Aerospace & Defense – 0.6%
63,000	Lockheed Martin Corp., 2.500%, 11/23/2020(a)	62,424
65,000	Northrop Grumman Corp., 2.550%, 10/15/2022	62,991
34,000	Northrop Grumman Corp., 4.030%, 10/15/2047	32,641

		158,056

	Agency Commercial Mortgage-Backed Securities – 0.8%
54,000	FHLMC, Series K726, Class A2, 2.905%, 4/25/2024(a)	53,648
20,000	FHLMC Multifamily Structured Pass Through Certificates, Series K068, Class A2, 3.244%, 8/25/2027(a)	20,000
53,000	FHLMC Multifamily Structured Pass Through Certificates, K728, Class A2, 3.064%, 8/25/2024(c)	53,041
32,000	FHLMC Multifamily Structured Pass Through Certificates, Series K065, Class A2, 3.243%, 4/25/2027	32,032
11,000	FHLMC Multifamily Structured Pass Through Certificates, Series K070, Class A2, 3.303%, 11/25/2027(c)	11,050
50,000	FHLMC Multifamily Structured Pass Through Certificates, Series K730, Class A2, 3.590%, 1/25/2025	51,756

		221,527

	Automotive – 0.7%
20,000	Ford Motor Co., 7.450%, 7/16/2031	24,232
96,000	Ford Motor Credit Co. LLC, 2.343%, 11/02/2020	93,476

	Automotive – continued
25,000	General Motors Co., 5.150%, 4/01/2038	24,942
27,000	General Motors Financial Co., Inc., 2.450%, 11/06/2020	26,391
26,000	Toyota Motor Credit Corp., MTN, 1.550%, 10/18/2019(a)	25,532

		194,573

	Banking – 6.9%
131,000	ABN AMRO Bank NV, 2.650%, 1/19/2021, 144A	128,909
149,000	American Express Co., 3.400%, 2/27/2023	148,497
181,000	Bank of America Corp., MTN, 4.000%, 1/22/2025(a)	180,644
112,000	Bank of Nova Scotia (The), 2.500%, 1/08/2021	110,324
46,000	BNP Paribas S.A., 3.500%, 11/16/2027, 144A	43,950
66,000	Branch Banking & Trust Co., BKNT, 1.450%, 5/10/2019	65,050
53,000	Capital One Financial Corp., 2.500%, 5/12/2020	52,172
83,000	Citibank NA, Series BKNT, 2.125%, 10/20/2020	81,167
32,000	Citigroup, Inc., 4.450%, 9/29/2027(a)	32,379
150,000	Citigroup, Inc., (fixed rate to 7/24/2022, variable rate thereafter), 2.876%, 7/24/2023(a)	145,958
15,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/2023	15,052
21,000	Goldman Sachs Group, Inc. (The), 4.750%, 10/21/2045(a)	22,476
74,000	Goldman Sachs Group, Inc. (The), (fixed rate to 4/23/2028, variable rate thereafter), 3.814%, 4/23/2029	72,540
146,000	HSBC Holdings PLC, (fixed rate to 3/13/2022, variable rate thereafter), 3.262%, 3/13/2023(a)	144,102
25,000	JPMorgan Chase & Co., (fixed rate to 1/23/28, variable rate thereafter), 3.509%, 1/23/2029	24,268
46,000	JPMorgan Chase & Co., (fixed rate to 11/15/2047, variable rate thereafter), 3.964%, 11/15/2048	44,274
25,000	JPMorgan Chase & Co., (fixed rate to 2/22/2047, variable rate thereafter), 4.260%, 2/22/2048	25,151
24,000	Mitsubishi UFJ Financial Group, Inc., 3.961%, 3/02/2028	24,094
34,000	Morgan Stanley, (fixed rate to 7/22/2037, variable rate thereafter), 3.971%, 7/22/2038(a)	33,216
88,000	Morgan Stanley, GMTN, 3.125%, 1/23/2023	86,742
68,000	Morgan Stanley, MTN, 3.125%, 7/27/2026(a)	64,351
200,000	UBS AG, 2.450%, 12/01/2020, 144A	196,370
23,000	Wells Fargo & Co., GMTN, 4.900%, 11/17/2045(a)	24,112
17,000	Wells Fargo & Co., MTN, 4.750%, 12/07/2046(a)	17,420
36,000	Wells Fargo & Co., Series N, 2.150%, 1/30/2020	35,437

		1,818,655

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Core Disciplined Alpha Bond Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Building Materials – 0.1%
$32,000	Owens Corning, 4.400%, 1/30/2048	$29,550

	Cable Satellite – 0.4%
14,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	13,541
10,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	11,170
46,000	Comcast Corp., 3.900%, 3/01/2038	44,593
17,000	Cox Communications, Inc., 4.600%, 8/15/2047, 144A	16,266
9,000	Time Warner Cable LLC, 7.300%, 7/01/2038	10,790

		96,360

	Chemicals – 0.5%
51,000	Dow Chemical Co. (The), 8.550%, 5/15/2019	54,132
74,000	Sherwin-Williams Co. (The), 2.750%, 6/01/2022	72,074

		126,206

	Collateralized Mortgage Obligations – 1.5%
34,573	Federal Home Loan Mortgage Corp., Series 3830, Class DZ, 4.000%, 12/15/2030	36,046
14,255	Federal National Mortgage Association, REMIC, Series 2006-104, Class FC, 1-month LIBOR + 0.250%, 2.122%, 11/25/2036(b)	14,246
52,134	Federal National Mortgage Association, REMIC, Series 2017-41, Class MD, 4.000%, 5/25/2053(a)	54,186
73,047	Federal National Mortgage Association, REMIC, Series 2017-71, Class AB, 3.000%, 8/25/2044(a)	72,451
54,176	Federal National Mortgage Association, REMIC, Series 2018-3, Class PA, 3.000%, 4/25/2046	53,644
14,192	Federal National Mortgage Association, Series 2013-101, Class A, 3.000%, 9/25/2030	14,271
75,808	Federal National Mortgage Association, Series 2016-54, Class GA, 2.500%, 11/25/2045	73,683
22,190	Federal National Mortgage Association, Series 2017-91, Class PC, 3.000%, 6/25/2045	22,068
52,728	Federal National Mortgage Association, REMIC, Series 2018-11, Class PA, 3.000%, 6/25/2046	52,004

		392,599

	Construction Machinery – 0.5%
44,000	John Deere Capital Corp., MTN, 2.350%, 1/08/2021	43,315
85,000	John Deere Capital Corp., MTN, 2.700%, 1/06/2023	83,278

		126,593

	Consumer Cyclical Services – 0.1%
29,000	Alibaba Group Holding Ltd., 4.200%, 12/06/2047	27,820

	Electric – 3.9%
39,000	American Electric Power Co., Inc., 3.200%, 11/13/2027	37,166
48,000	Appalachian Power Co., 4.450%, 6/01/2045(a)	51,055
47,000	Berkshire Hathaway Energy Co., 2.375%, 1/15/2021, 144A	46,210
22,000	Commonwealth Edison Co., 4.000%, 3/01/2048	22,112
14,000	Delmarva Power & Light Co., 4.150%, 5/15/2045(a)	14,468
74,000	Dominion Energy, Inc., 2.962%, 7/01/2019	73,864
22,000	Duke Energy Carolinas LLC, 3.950%, 3/15/2048	22,095
25,375	Duke Energy Florida LLC, 2.100%, 12/15/2019	25,244
27,000	Entergy Louisiana LLC, 4.000%, 3/15/2033	27,533
77,000	Eversource Energy, Series K, 2.750%, 3/15/2022(a)	75,471
6,000	Exelon Corp., 5.625%, 6/15/2035	7,162
21,000	FirstEnergy Corp., Series B, 3.900%, 7/15/2027(d)(e)	20,623
21,000	FirstEnergy Transmission LLC, 5.450%, 7/15/2044, 144A(d)(e)	24,101
99,000	Fortis, Inc., 144A, 3.055%, 10/04/2026(a)	91,748
20,000	Georgia Power Co., 4.300%, 3/15/2042	20,287
52,000	ITC Holdings Corp., 2.700%, 11/15/2022, 144A	50,456
41,000	ITC Holdings Corp., 3.350%, 11/15/2027, 144A	39,165
13,000	ITC Holdings Corp., 5.300%, 7/01/2043	14,702
99,000	Jersey Central Power & Light Co., 4.700%, 4/01/2024, 144A(d)(e)	105,098
30,000	Jersey Central Power & Light Co., 7.350%, 2/01/2019(d)(e)	31,056
49,000	NextEra Energy Capital Holdings, Inc., 2.700%, 9/15/2019(a)	48,850
15,000	Pacific Gas & Electric Co., 4.750%, 2/15/2044	15,483
36,000	Pinnacle West Capital Corp., 2.250%, 11/30/2020	35,143
20,000	Progress Energy, Inc., 7.050%, 3/15/2019	20,756
43,000	Progress Energy, Inc., 7.750%, 3/01/2031(a)	58,789
15,000	Virginia Electric & Power Co., Series A, 3.800%, 4/01/2028	15,187
52,000	WEC Energy Group, Inc., 1.650%, 6/15/2018(a)	51,891

		1,045,715

	Finance Companies – 0.2%
62,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.500%, 5/15/2021	63,509

	Food & Beverage – 1.3%
25,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/01/2046(a)	26,963
54,000	Anheuser-Busch InBev Worldwide, Inc., 4.600%, 4/15/2048	55,859
120,000	Campbell Soup Co., 3.650%, 3/15/2023	120,088

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Core Disciplined Alpha Bond Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Food & Beverage – continued
$31,000	Campbell Soup Co., 4.800%, 3/15/2048	$31,078
46,000	Constellation Brands, Inc., 2.650%, 11/07/2022	44,451
37,000	Kraft Heinz Foods Co., 2.000%, 7/02/2018	36,963
37,000	Sysco Corp., 4.450%, 3/15/2048	36,985

		352,387

	Government Owned – No Guarantee – 1.4%
14,000	Abu Dhabi Crude Oil Pipeline LLC, 4.600%, 11/02/2047, 144A	13,601
20,000	DP World Ltd., 6.850%, 7/02/2037, 144A	24,286
87,000	Federal Home Loan Mortgage Corp., 2.375%, 1/13/2022(a)	86,381
33,000	Federal Home Loan Mortgage Corp., 6.250%, 7/15/2032(a)	44,963
47,000	Federal National Mortgage Association, 2.625%, 9/06/2024(a)	46,589
10,000	Nexen Energy ULC, 6.400%, 5/15/2037	12,342
125,000	Petroleos Mexicanos, 5.500%, 1/21/2021(a)	130,125
20,000	Petroleos Mexicanos, 6.350%, 2/12/2048, 144A	19,325

		377,612

	Healthcare – 1.0%
64,000	Abbott Laboratories, 2.900%, 11/30/2021	63,323
27,000	Abbott Laboratories, 4.750%, 11/30/2036	29,137
32,000	CVS Health Corp., 3.350%, 3/09/2021	32,174
89,000	CVS Health Corp., 3.700%, 3/09/2023	89,483
37,000	CVS Health Corp., 5.050%, 3/25/2048	38,916
16,000	New York and Presbyterian Hospital (The), 4.763%, 8/01/2116(a)	16,517

		269,550

	Independent Energy – 0.7%
42,000	Anadarko Petroleum Corp., 6.450%, 9/15/2036	50,356
100,000	Anadarko Petroleum Corp., 6.950%, 6/15/2019	104,586
22,000	Occidental Petroleum Corp., 4.200%, 3/15/2048	22,163

		177,105

	Industrial Other – 0.1%
24,000	Wesleyan University, 4.781%, 7/01/2116(a)	24,383

	Integrated Energy – 0.2%
46,000	BP Capital Markets PLC, 1.768%, 9/19/2019	45,416

	Life Insurance – 1.0%
12,000	AIA Group Ltd., 2.250%, 3/11/2019, 144A	11,912
64,000	AIG Global Funding, 1.950%, 10/18/2019, 144A(a)	63,207
37,000	American International Group, Inc., 4.500%, 7/16/2044	36,520
35,000	MetLife, Inc., 6.400%, 12/15/2066	38,369
87,000	New York Life Global Funding, 1.950%, 9/28/2020, 144A(a)	84,882
37,000	Pricoa Global Funding I, 1.900%, 9/21/2018, 144A(a)	36,890

		271,780

	Media Entertainment – 0.3%
33,000	21st Century Fox America, Inc., 6.400%, 12/15/2035	41,692
37,000	CBS Corp., 3.375%, 2/15/2028	34,398
8,000	Viacom, Inc., 4.375%, 3/15/2043	7,169

		83,259

	Metals & Mining – 0.3%
27,000	Anglo American Capital PLC, 4.500%, 3/15/2028, 144A	26,941
26,000	Vale Overseas Ltd., 4.375%, 1/11/2022	26,676
26,000	Vale Overseas Ltd., 8.250%, 1/17/2034	33,605

		87,222

	Midstream – 1.2%
23,000	Dominion Energy Gas Holdings LLC, 2.500%, 12/15/2019(a)	22,790
41,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	45,382
37,000	EnLink Midstream Partners LP, 2.700%, 4/01/2019	36,797
31,000	Enterprise Products Operating LLC, 2.800%, 2/15/2021	30,662
42,000	Enterprise Products Operating LLC, 4.250%, 2/15/2048	40,935
15,000	MPLX LP, 4.700%, 4/15/2048	14,612
13,000	MPLX LP, 5.200%, 3/01/2047	13,585
11,000	ONEOK Partners LP, 6.850%, 10/15/2037	13,430
36,000	Plains All American Pipeline LP/PAA Finance Corp., 4.500%, 12/15/2026	35,708
30,000	Plains All American Pipeline LP/PAA Finance Corp., 4.900%, 2/15/2045	27,587
18,000	Western Gas Partners LP, 5.300%, 3/01/2048	17,827
9,000	Williams Partners LP, 6.300%, 4/15/2040	10,309

		309,624

	Mortgage Related – 26.3%
443,634	FHLMC, 3.000%, with various maturities from 2046 to 2047(a)(f)	433,230
173,701	FHLMC, 4.000%, with various maturities from 2024 to 2047(f)	179,106
40,329	FHLMC, 4.500%, 8/01/2043(a)	42,668
35,000	FHLMC (TBA), 3.000%, 4/01/2048(g)	34,125
575,000	FHLMC (TBA), 3.500%, 4/01/2048(g)	576,342
175,000	FHLMC (TBA), 4.000%, 4/01/2048(g)	179,642
218,431	FNMA, 3.000%, with various maturities from 2043 to 2047(a)(f)	213,530
850,585	FNMA, 3.500%, with various maturities from 2046 to 2047(f)	854,647
684,041	FNMA, 4.000%, with various maturities from 2027 to 2047(a)(f)	705,771
60,571	FNMA, 4.500%, with various maturities from 2030 to 2047(f)	63,931
24,343	FNMA, 5.000%, with various maturities from 2033 to 2038(f)	26,328
92,242	FNMA, 5.500%, with various maturities from 2034 to 2041(a)(f)	101,374
465,000	FNMA (TBA), 3.000%, 4/01/2048(g)	453,520
920,000	FNMA (TBA), 3.500%, with various maturities from 2033 to 2048(f)(g)	925,059
145,000	FNMA (TBA), 4.000%, 4/01/2048(g)	148,798
880,000	FNMA (TBA), 4.500%, 4/01/2048(g)	921,439

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Core Disciplined Alpha Bond Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Mortgage Related – continued
$105,042	GNMA, 4.000%, 9/20/2047	$108,685
90,000	GNMA (TBA), 3.000%, 4/01/2048(g)	88,543
215,000	GNMA (TBA), 3.500%, 4/01/2048(g)	217,087
470,000	GNMA (TBA), 4.000%, 4/01/2048(g)	483,099
190,000	GNMA (TBA), 4.500%, 4/01/2048(g)	197,522

		6,954,446

	Natural Gas – 0.3%
33,000	Sempra Energy, 6.000%, 10/15/2039	40,379
42,000	Sempra Energy, 9.800%, 2/15/2019	44,468

		84,847

	Non-Agency Commercial Mortgage-Backed Securities – 2.7%
40,000	Bank 2017-BNK9, Series 2017-BNK9, Class A4, 3.538%, 11/15/2054	39,915
18,000	Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class A4, 4.131%, 11/10/2046(a)	18,755
22,000	Citigroup Commercial Mortgage Trust, Series 2016-P6, Class A5, 3.720%, 12/10/2049(c)	22,336
4,162	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046(c)	4,238
29,278	Commercial Mortgage Pass Through Certificates, Series 2013-CR9, Class A4, 4.243%, 7/10/2045(a)(c)	30,735
24,000	Commercial Mortgage Trust, Series 2013-LC6, Class A4, 2.941%, 1/10/2046(a)	23,724
40,000	Commercial Mortgage Trust, Series 2013-CR11, Class A3, 3.983%, 8/10/2050(a)	41,403
42,000	Commercial Mortgage Trust, Series 2013-CR12, Class A3, 3.765%, 10/10/2046(a)	43,098
16,000	Commercial Mortgage Trust, Series 2013-CR7, Class A4, 3.213%, 3/10/2046	16,044
22,000	Commercial Mortgage Trust, Series 2014-CR16, Class A4, 4.051%, 4/10/2047(a)	22,825
31,000	Commercial Mortgage Trust, Series 2015-LC23, Class A4, 3.774%, 10/10/2048	31,481
30,000	CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5, 3.502%, 11/15/2049	29,793
1,000	GS Mortgage Securities Corp. II, Series 2013-GC16, Class A4, 4.271%, 11/10/2046	1,049
10,000	GS Mortgage Securities Corp. II, Series 2015-GC30, Class A4, 3.382%, 5/10/2050	9,962
56,000	GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Class A, 2.933%, 6/05/2031, 144A(a)	56,144

	Non-Agency Commercial Mortgage-Backed Securities – continued
8,000	GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135%, 6/10/2046	7,949
56,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A3, 3.801%, 1/10/2047(a)	57,251
10,000	GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442%, 11/10/2049(c)	9,956
14,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4, 4.082%, 7/15/2046(c)	14,544
12,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4, 4.259%, 10/15/2046(c)	12,553
18,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A4, 3.787%, 2/15/2047(a)	18,403
7,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A5, 4.064%, 2/15/2047	7,240
28,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.249%, 2/15/2048(a)	27,639
30,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4, 3.732%, 5/15/2048	30,476
40,000	Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.350%, 7/13/2029, 144A(a)	40,364
10,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A4, 3.190%, 2/15/2048	9,846
22,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695%, 11/15/2048	22,259
15,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/2048	15,362
20,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A4, 3.640%, 12/15/2059(a)	20,251
14,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class A4, 3.589%, 12/15/2050	13,994
22,000	WFRBS Commercial Mortgage Trust, Series 2013-C14, Class A4, 3.073%, 6/15/2046(a)	21,815
2,077	WFRBS Commercial Mortgage Trust, Series 2013-C14, Class A5, 3.337%, 6/15/2046	2,083

		723,487

	Pharmaceuticals – 1.2%
43,000	AbbVie, Inc., 2.500%, 5/14/2020(a)	42,444
143,000	AbbVie, Inc., 2.900%, 11/06/2022(a)	139,685
33,000	Clegene Corp., 3.900%, 2/20/2028	32,490
43,000	Gilead Sciences, Inc., 4.750%, 3/01/2046(a)	46,328
56,000	Johnson & Johnson, 3.400%, 1/15/2038	53,846

		314,793

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Core Disciplined Alpha Bond Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Property & Casualty Insurance – 0.5%
$60,000	Hartford Financial Services Group, Inc. (The), 5.500%, 3/30/2020	$62,731
56,000	Progressive Corp., 4.200%, 3/15/2048	57,311

		120,042

	Railroads – 0.1%
32,000	Burlington Northern Santa Fe LLC, 4.050%, 6/15/2048	32,305

	Refining – 0.5%
57,000	Marathon Petroleum Corp., 3.400%, 12/15/2020	57,459
33,000	Marathon Petroleum Corp., 5.000%, 9/15/2054	32,071
35,000	Valero Energy Corp., 6.125%, 2/01/2020	36,885

		126,415

	REITs – Regional Malls – 0.2%
34,000	Simon Property Group LP, 2.750%, 6/01/2023	32,962
34,000	Simon Property Group LP, 3.375%, 12/01/2027	32,622

		65,584

	Restaurants – 0.1%
21,000	McDonald’s Corp., MTN, 4.600%, 5/26/2045	22,102

	Retailers – 0.1%
22,315	CVS Pass Through Trust, Series 2014, 4.163%, 8/11/2036, 144A	21,226

	Sovereigns – 0.4%
31,000	Republic of Chile, 3.860%, 6/21/2047	30,210
39,000	Republic of Peru, 8.750%, 11/21/2033	58,363
29,000	Republic of Uruguay, 5.100%, 6/18/2050	29,725

		118,298

	Technology – 0.8%
52,000	Apple, Inc., 3.850%, 8/04/2046(a)	50,882
26,000	Apple, Inc., 4.650%, 2/23/2046(a)	28,631
70,000	Oracle Corp., 3.800%, 11/15/2037(a)	69,220
9,000	Oracle Corp., 5.375%, 7/15/2040(a)	10,747
43,000	Tencent Holdings Ltd., 2.985%, 1/19/2023, 144A	41,905

		201,385

	Tobacco – 0.8%
85,000	BAT Capital Corp., 3.557%, 8/15/2027, 144A	81,416
20,000	BAT Capital Corp., 4.390%, 8/15/2037, 144A	19,872
116,000	Reynolds American, Inc., 2.300%, 6/12/2018(a)	115,941

		217,229

	Transportation Services – 0.5%
56,000	FedEx Corp., 4.050%, 2/15/2048	52,578
33,000	TTX Co., 2.250%, 2/01/2019, 144A	32,858
42,000	United Parcel Service, Inc., 3.750%, 11/15/2047	40,154

		125,590

	Treasuries – 32.9%
215,000	U.S. Treasury Bond, 2.250%, 8/15/2027(a)	206,148
15,000	U.S. Treasury Bond, 2.500%, 5/15/2046	13,641
428,000	U.S. Treasury Bond, 2.750%, 2/15/2028	428,217
169,000	U.S. Treasury Bond, 2.750%, 8/15/2047	161,520
349,000	U.S. Treasury Bond, 2.750%, 11/15/2047	333,636
122,000	U.S. Treasury Bond, 2.875%, 11/15/2046(a)	119,646
262,000	U.S. Treasury Bond, 3.000%, 2/15/2047(a)	263,392
129,000	U.S. Treasury Bond, 3.000%, 5/15/2047(a)	129,630
350,000	U.S. Treasury Bond, 4.750%, 2/15/2037(a)	448,000
82,000	U.S. Treasury Bond, 5.000%, 5/15/2037(a)	108,083
251,000	U.S. Treasury Note, 1.625%, 8/31/2022(a)	241,499
559,000	U.S. Treasury Note, 1.750%, 11/30/2021(a)	544,763
95,000	U.S. Treasury Note, 1.750%, 6/30/2022(a)	92,072
194,000	U.S. Treasury Note, 1.875%, 3/31/2022(a)	189,355
144,000	U.S. Treasury Note, 1.875%, 4/30/2022(a)	140,439
453,000	U.S. Treasury Note, 1.875%, 9/30/2022(a)	440,206
613,000	U.S. Treasury Note, 2.000%, 1/31/2020	610,079
221,000	U.S. Treasury Note, 2.000%, 10/31/2022(a)	215,820
340,000	U.S. Treasury Note, 2.000%, 11/30/2022	331,885
496,000	U.S. Treasury Note, 2.125%, 12/31/2022	486,448
252,000	U.S. Treasury Note, 2.125%, 11/30/2024	243,505
188,000	U.S. Treasury Note, 2.250%, 2/29/2020	187,912
815,000	U.S. Treasury Note, 2.250%, 3/31/2020	814,586
190,000	U.S. Treasury Note, 2.250%, 2/15/2021	189,273
465,000	U.S. Treasury Note, 2.250%, 12/31/2024	452,630
179,000	U.S. Treasury Note, 2.250%, 11/15/2027	171,462
213,000	U.S. Treasury Note, 2.375%, 3/15/2021	212,909
281,000	U.S. Treasury Note, 2.375%, 1/31/2023	278,695
86,000	U.S. Treasury Note, 2.375%, 5/15/2027(a)	83,437
216,000	U.S. Treasury Note, 2.500%, 3/31/2023	215,334
348,000	U.S. Treasury Note, 2.625%, 2/28/2023	349,060

		8,703,282

	Wirelines – 1.6%
107,000	AT&T, Inc., 3.400%, 5/15/2025(a)	103,099
35,000	AT&T, Inc., 4.900%, 8/14/2037(a)	35,198
9,000	AT&T, Inc., 5.150%, 3/15/2042	9,272
54,000	AT&T, Inc., 5.250%, 3/01/2037(a)	57,125
39,000	Bell Canada, Inc., 4.464%, 4/01/2048	39,689
61,000	Verizon Communications, Inc., 4.272%, 1/15/2036(a)	58,393
74,000	Verizon Communications, Inc., 5.150%, 9/15/2023(a)	79,838
35,000	Verizon Communications, Inc., 5.250%, 3/16/2037	37,741

		420,355

	Total Non-Convertible Bonds
	(Identified Cost $27,846,796)	27,597,985

Municipals – 0.8%

	California – 0.3%
35,000	State of California, 7.500%, 4/01/2034(a)	50,484
25,000	State of California, Build America Bonds, GO, 7.300%, 10/01/2039(a)	36,459

		86,943

	Illinois – 0.2%
55,000	State of Illinois, GO, 5.877%, 3/01/2019	56,191

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Core Disciplined Alpha Bond Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	New Jersey – 0.3%
$9,000	New Jersey Economic Development Authority, Series A, (NATL-RE Insured), 7.425%, 2/15/2029	$11,129
20,000	New Jersey Transportation Trust Fund Authority, 6.561%, 12/15/2040	25,433
30,000	New Jersey Transportation Trust Fund Authority, Build America Bonds, Revenue, Series C, 5.754%, 12/15/2028(a)	33,602

		70,164

	Total Municipals
	(Identified Cost $214,265)	213,298

	Total Bonds and Notes
	(Identified Cost $28,061,061)	27,811,283

Short-Term Investments – 16.0%
133,000	JPMorgan Securities LLC, 0.010%, 6/12/2018(h)	132,415
3,969,321	State Street Institutional Liquid Reserves Fund	3,969,321
132,000	USAA Capital Corp., 0.010%, 4/04/2018(h)	131,982

	Total Short-Term Investments
	(Identified Cost $4,233,433)	4,233,718

	Total Investments – 121.0%
	(Identified Cost $32,294,494)	32,045,001
	Other assets less liabilities—(21.0)%	(5,569,225)

	Net Assets – 100.0%	$26,475,776

(†)	See Note 2 of Notes to Financial Statements.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open TBA transactions.
(b)	Variable rate security. Rate as of March 31, 2018 is disclosed.
(c)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2018 is disclosed.
(d)	Illiquid security.
(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2018, the value of these securities amounted to $180,878 or 0.7% of net assets. See Note 2 of Notes to Financial Statements.
(f)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	When-issued/delayed delivery. See Note 2 of Notes to Financial Statements.
(h)	Interest rate represents discount rate at time of purchase; not a coupon rate.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the value of Rule 144A holdings amounted to $2,447,031 or 9.2% of net assets.
ABS	Asset-Backed Securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

Industry Summary at March 31, 2018 (Unaudited)

Treasuries	32.9%
Mortgage Related	26.3
Banking	6.9
ABS Car Loan	6.2
Electric	3.9
ABS Credit Card	3.2
Non-Agency Commercial Mortgage-Backed Securities	2.7
Other Investments, less than 2% each	22.9
Short-Term Investments	16.0

Total Investments	121.0
Other assets less liabilities	(21.0)

Net Assets	100.0%

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 72.1% of Net Assets

Non-Convertible Bonds – 66.3%

	ABS Other – 0.2%
$1,135,791	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(a)(b)(c)(d)	$840,486
452,688	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(a)(b)(c)(d)	179,943
1,855,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(a)(b)(c)(d)(e)	—
789,843	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(c)(f)	751,764

		1,772,193

	Aerospace & Defense – 2.1%
7,865,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	7,796,181
175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	175,991
1,265,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	1,336,599
807,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	897,529
722,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	880,840
6,855,000	Textron, Inc., 5.950%, 9/21/2021	7,417,560
1,290,000	Textron, Inc., 7.250%, 10/01/2019	1,370,853
1,468,000	TransDigm, Inc., 6.500%, 7/15/2024	1,504,700

		21,380,253

	Airlines – 2.4%
543,768	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	560,081
2,130,000	American Airlines Group, Inc., 5.500%, 10/01/2019, 144A	2,179,310
303,302	American Airlines Pass Through Certificates, Series 2013-1, Class B, 5.625%, 7/15/2022, 144A	310,860
9,679,875	American Airlines Pass Through Certificates, Series 2016-1, Class B, 5.250%, 7/15/2025	10,018,670
2,030,906	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026	2,086,756
930,279	American Airlines Pass Through Trust, Series 2013-1 Class A, 4.000%, 1/15/2027	935,991
6,963	Continental Airlines Pass Through Certificates, Series 2000-2, Class B, 8.307%, 10/02/2019	6,963
149,576	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	154,811
162,014	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	166,324

	Airlines – continued
1,745,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	1,745,000
627,250	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	657,484
1,453,910	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	1,468,245
1,031,427	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	1,149,938
734,126	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	792,856
366,848	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	387,942
1,771,582	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	1,825,970
156,235	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	159,394
166,212	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	168,436

		24,775,031

	Automotive – 3.5%
690,000	Ford Motor Co., 4.346%, 12/08/2026	682,538
2,835,000	Ford Motor Co., 5.291%, 12/08/2046	2,772,335
1,550,000	Ford Motor Co., 6.375%, 2/01/2029	1,734,982
1,030,000	Ford Motor Co., 6.500%, 8/01/2018	1,042,411
165,000	Ford Motor Co., 6.625%, 2/15/2028	189,333
4,230,000	Ford Motor Co., 6.625%, 10/01/2028	4,864,721
4,955,000	Ford Motor Co., 7.450%, 7/16/2031	6,003,534
1,645,000	Ford Motor Co., 7.500%, 8/01/2026	1,966,207
600,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	601,440
9,685,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	9,629,572
1,325,000	General Motors Co., 5.200%, 4/01/2045	1,289,088
2,175,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	2,235,660
2,865,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	3,026,020
375,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	403,125
515,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	516,288

		36,957,254

	Banking – 9.9%
6,735,000	Ally Financial, Inc., 5.125%, 9/30/2024	6,878,119
1,146,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,398,120
1,900,000	Bank of America Corp., 5.490%, 3/15/2019	1,944,459

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$4,570,000	Bank of America Corp., 6.110%, 1/29/2037	$5,498,472
2,424,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023, 144A	2,377,598
368,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028, 144A	352,506
50,000	Bank of America Corp., EMTN, 3-month EURIBOR + 0.550%, 0.223%, 9/14/2018, (EUR)(g)	61,533
1,000,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	1,255,551
1,060,000	Bank of America Corp., MTN, 5.650%, 5/01/2018	1,062,671
1,700,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	1,685,286
14,790,000	Bank of Nova Scotia (The), 2.462%, 3/14/2019, (CAD)	11,526,063
1,000,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(h)	1,110,000
3,340,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	2,511,691
6,560,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	5,199,883
1,955,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	2,038,478
6,100,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	6,131,913
3,605,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	2,629,264
4,000,000	Lloyds Banking Group PLC, 4.344%, 1/09/2048	3,727,593
4,450,000	Lloyds Banking Group PLC, 5.300%, 12/01/2045	4,745,425
5,125,000	Morgan Stanley, 2.125%, 4/25/2018	5,123,486
1,360,000	Morgan Stanley, 2.500%, 1/24/2019	1,357,577
2,120,000	Morgan Stanley, 3.950%, 4/23/2027	2,064,192
300,000	Morgan Stanley, 4.350%, 9/08/2026	302,139
2,780,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	2,164,388
3,115,000	Morgan Stanley, 5.750%, 1/25/2021	3,319,728
13,040,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	13,215,429
3,950,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	3,096,229
185,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(h)	230,615
1,920,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	2,045,339
2,300,000	Royal Bank of Scotland Group PLC, Series U, 3-month LIBOR + 2.320%, 4.622%(g)(h)	2,317,250
650,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	800,582
5,000,000	Societe Generale S.A., 5.200%, 4/15/2021, 144A	5,273,545

		103,445,124

	Brokerage – 1.6%
349,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	345,510
200,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.250%, 8/15/2024, 144A	197,380
2,890,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	2,922,512
1,245,000	Jefferies Group LLC, 5.125%, 4/13/2018	1,245,697
3,225,000	Jefferies Group LLC, 5.125%, 1/20/2023	3,412,608
3,055,000	Jefferies Group LLC, 6.250%, 1/15/2036	3,321,806
1,805,000	Jefferies Group LLC, 6.450%, 6/08/2027	2,039,071
2,530,000	Jefferies Group LLC, 6.875%, 4/15/2021	2,758,103

		16,242,687

	Building Materials – 0.4%
2,085,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	2,090,734
213,000	Masco Corp., 6.500%, 8/15/2032	246,788
182,000	Masco Corp., 7.125%, 3/15/2020	195,142
380,000	Masco Corp., 7.750%, 8/01/2029	481,099
1,188,000	Owens Corning, 7.000%, 12/01/2036	1,520,688

		4,534,451

	Cable Satellite – 1.4%
1,645,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	1,561,763
665,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	674,975
2,000,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	1,889,180
6,295,000	DISH DBS Corp., 5.000%, 3/15/2023	5,657,631
375,000	Time Warner Cable LLC, 4.500%, 9/15/2042	324,788
1,500,000	Time Warner Cable LLC, 6.550%, 5/01/2037	1,686,453
800,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	792,000
2,210,000	Ziggo Secured Finance BV, 5.500%, 1/15/2027, 144A	2,076,759

		14,663,549

	Chemicals – 2.1%
220,000	Chemours Co. (The), 6.625%, 5/15/2023	231,000
3,760,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	3,802,300
5,240,000	Hexion, Inc., 7.875%, 2/15/2023(c)(f)	3,812,100
905,000	Hexion, Inc., 9.200%, 3/15/2021(c)(f)	661,962
7,395,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	5,663,239
6,830,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	6,820,438
620,000	Methanex Corp., 5.250%, 3/01/2022	641,535

		21,632,574

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Construction Machinery – 0.1%
$965,000	Toro Co. (The), 6.625%, 5/01/2037(c)(f)	$1,136,413
395,000	United Rentals North America, Inc., 4.875%, 1/15/2028	381,175

		1,517,588

	Consumer Products – 0.1%
880,000	Avon Products, Inc., 8.950%, 3/15/2043	754,600

	Diversified Manufacturing – 0.0%
45,000	General Electric Co., GMTN, 3.100%, 1/09/2023	44,085

	Electric – 2.9%
2,385,000	AES Corp. (The), 4.875%, 5/15/2023	2,426,737
166,000	AES Corp. (The), 5.500%, 4/15/2025	171,959
2,026,849	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	2,287,903
2,882,891	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034(c)(f)	891,073
1,175,000	Dynegy, Inc., 8.125%, 1/30/2026, 144A	1,296,906
4,120,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	4,184,272
7,305,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	7,499,737
1,200,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	2,229,682
1,589,000	Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	1,978,632
3,800,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	4,462,836
100,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	126,657
750,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,431,520
1,476,611	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(c)(f)	1,520,466

		30,508,380

	Finance Companies – 4.5%
1,800,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.500%, 5/26/2022	1,773,143
1,200,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.950%, 2/01/2022	1,203,060
300,000	AGFC Capital Trust I, 3-month LIBOR + 1.750%, 3.472%, 1/15/2067, 144A(g)	153,000
1,680,000	International Lease Finance Corp., 4.625%, 4/15/2021	1,733,996
4,695,000	International Lease Finance Corp., 6.250%, 5/15/2019	4,856,147
4,905,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	4,986,691
3,903,000	Navient Corp., 5.875%, 10/25/2024	3,824,940
31,725(††)	Navient Corp., 6.000%, 12/15/2043	735,809
5,900,000	Navient Corp., MTN, 6.125%, 3/25/2024	5,877,875

	Finance Companies – continued
4,668,000	Navient LLC, 5.500%, 1/25/2023	4,586,310
726,000	Navient LLC, MTN, 5.500%, 1/15/2019	733,986
5,185,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(c)(f)	4,536,875
2,302,000	Navient LLC, Series A, MTN, 8.450%, 6/15/2018	2,321,567
1,040,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	972,400
910,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	907,725
1,105,000	Springleaf Finance Corp., 5.250%, 12/15/2019	1,127,100
3,770,000	Springleaf Finance Corp., 6.000%, 6/01/2020	3,892,525
2,595,000	Springleaf Finance Corp., 6.875%, 3/15/2025	2,604,731

		46,827,880

	Food & Beverage – 0.2%
2,445,000	Constellation Brands, Inc., 4.750%, 11/15/2024	2,570,976

	Government Owned – No Guarantee – 0.4%
1,715,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	1,939,291
1,605,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	1,574,986
965,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	841,963

		4,356,240

	Healthcare – 3.0%
135,000	CHS/Community Health Systems, Inc., 5.125%, 8/01/2021	125,550
335,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	193,881
610,000	HCA, Inc., 5.875%, 3/15/2022	642,788
4,960,000	HCA, Inc., 5.875%, 5/01/2023	5,133,600
2,932,000	HCA, Inc., 7.050%, 12/01/2027	3,100,590
1,475,000	HCA, Inc., 7.500%, 12/15/2023	1,618,812
1,440,000	HCA, Inc., 7.500%, 11/06/2033	1,573,200
900,000	HCA, Inc., 7.690%, 6/15/2025	992,250
2,220,000	HCA, Inc., 8.360%, 4/15/2024	2,536,350
2,930,000	HCA, Inc., MTN, 7.580%, 9/15/2025	3,212,012
430,000	HCA, Inc., MTN, 7.750%, 7/15/2036	473,000
1,065,000	Kindred Healthcare, Inc., 8.750%, 1/15/2023	1,126,238
1,425,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	1,400,062
2,245,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	2,225,356
990,000	Tenet Healthcare Corp., 5.125%, 5/01/2025, 144A	951,638
3,720,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	3,640,950
1,775,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,615,250
465,000	Tenet Healthcare Corp., 7.500%, 1/01/2022, 144A	489,994

		31,051,521

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Home Construction – 0.8%
$27,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	$27,911
270,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(c)(f)	244,118
835,000	KB Home, 8.000%, 3/15/2020	897,625
3,920,000	PulteGroup, Inc., 6.000%, 2/15/2035	3,969,000
3,020,000	PulteGroup, Inc., 6.375%, 5/15/2033	3,155,900
15,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	15,221

		8,309,775

	Independent Energy – 3.0%
2,920,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	3,153,600
644,000	California Resources Corp., 5.500%, 9/15/2021	496,402
86,000	California Resources Corp., 6.000%, 11/15/2024	52,544
3,105,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	2,872,125
335,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	301,919
1,135,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	1,140,675
720,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	741,600
995,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	1,027,337
3,125,000	Chesapeake Energy Corp., 8.000%, 6/15/2027, 144A	2,984,375
1,880,000	Continental Resources, Inc., 3.800%, 6/01/2024	1,809,500
650,000	Continental Resources, Inc., 4.500%, 4/15/2023	657,313
40,000	Continental Resources, Inc., 5.000%, 9/15/2022	40,550
160,000	Halcon Resources Corp., 6.750%, 2/15/2025	157,200
895,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	738,375
5,955,000	Newfield Exploration Co., 5.625%, 7/01/2024	6,282,525
345,000	QEP Resources, Inc., 5.250%, 5/01/2023	332,076
385,000	RSP Permian, Inc., 6.625%, 10/01/2022	402,321
315,000	SM Energy Co., 5.000%, 1/15/2024	292,163
1,510,000	SM Energy Co., 5.625%, 6/01/2025	1,430,725
1,641,000	SM Energy Co., 6.125%, 11/15/2022	1,641,000
15,000	SM Energy Co., 6.500%, 11/15/2021	15,094
665,000	SM Energy Co., 6.500%, 1/01/2023	660,012
875,000	SM Energy Co., 6.750%, 9/15/2026	866,250
1,575,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	1,468,687
980,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	989,780

	Independent Energy – continued
280,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	282,834

		30,836,982

	Life Insurance – 1.5%
160,000	American International Group, Inc., 4.125%, 2/15/2024	162,359
130,000	American International Group, Inc., 4.875%, 6/01/2022	137,103
3,700,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(h)	4,144,000
200,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	268,996
4,345,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	4,921,567
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,750,550
2,270,000	MetLife, Inc., (fixed rate to 4/08/2038, variable rate thereafter), 9.250%, 4/08/2068, 144A	3,087,200
1,165,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	1,378,978

		15,850,753

	Local Authorities – 0.1%
830,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	646,776

	Media Entertainment – 0.8%
24,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	999,387
3,805,000	iHeartCommunications, Inc., 9.000%, 9/15/2022(i)	2,986,925
500,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	508,750
1,250,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	1,267,187
1,475,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	1,408,625
72,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	70,920
306,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	317,093
295,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	306,048

		7,864,935

	Metals & Mining – 1.5%
2,602,232	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(a)(b)(c)(i)(j)	1,041
6,630,000	ArcelorMittal, 7.000%, 3/01/2041	7,707,375
3,300,000	ArcelorMittal, 7.250%, 10/15/2039	3,902,250
2,525,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	2,525,000
200,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	197,000
1,580,000	United States Steel Corp., 6.650%, 6/01/2037	1,548,400

		15,881,066

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Midstream – 2.3%
$575,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	$618,125
250,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	317,983
1,700,000	Enable Midstream Partners LP, 5.000%, 5/15/2044	1,592,976
1,160,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	1,498,762
3,000,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	2,915,792
300,000	Florida Gas Transmission Co. LLC, 7.900%, 5/15/2019, 144A	316,431
1,300,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	1,390,893
3,470,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	3,305,175
225,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	224,438
1,565,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	1,570,869
95,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	114,950
115,000	ONEOK Partners LP, 6.200%, 9/15/2043	134,103
1,280,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(h)	1,303,949
7,195,000	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 2/01/2026	8,853,111

		24,157,557

	Non-Agency Commercial Mortgage-Backed Securities – 0.1%
82,917	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.826%, 8/10/2045(k)	83,618
597,940	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	463,426

		547,044

	Oil Field Services – 0.9%
225,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	225,563
6,453,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	6,565,927
400,000	Transocean, Inc., 5.800%, 10/15/2022	384,000
2,610,000	Transocean, Inc., 6.800%, 3/15/2038	2,035,800

		9,211,290

	Packaging – 1.3%
11,450,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	11,492,938

	Packaging – continued
1,910,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	1,976,850

		13,469,788

	Paper – 1.2%
2,894,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	3,581,314
5,492,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	7,494,601
350,000	WestRock MWV LLC, 7.950%, 2/15/2031	465,156
1,035,000	WestRock MWV LLC, 8.200%, 1/15/2030	1,394,213

		12,935,284

	Property & Casualty Insurance – 0.7%
1,630,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 12.982%, 1/15/2033, 144A(e)(g)	700,900
3,275,000	Old Republic International Corp., 4.875%, 10/01/2024	3,453,329
1,430,000	XLIT Ltd., 6.250%, 5/15/2027	1,644,629
1,135,000	XLIT Ltd., 6.375%, 11/15/2024	1,311,641

		7,110,499

	REITs – Office Property – 0.0%
475,000	Highwoods Realty LP, 7.500%, 4/15/2018	475,748

	REITs – Single Tenant – 0.0%
275,000	Realty Income Corp., 5.750%, 1/15/2021	292,210

	Retailers – 0.7%
1,025,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,150,573
605,000	Foot Locker, Inc., 8.500%, 1/15/2022	697,262
440,000	GameStop Corp., 5.500%, 10/01/2019, 144A	442,750
2,000	J.C. Penney Corp., Inc., 5.650%, 6/01/2020	2,050
793,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	491,660
106,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	112,493
2,145,000	TRU Taj LLC/TRU Taj Finance, Inc., 11.000%, 1/22/2019, 144A(c)(f)	2,222,692
2,121,000	TRU Taj LLC/TRU Taj Finance, Inc., 12.000%, 8/15/2021, 144A(c)(f)	1,638,472

		6,757,952

	Sovereigns – 0.7%
2,265,000	Kingdom of Saudi Arabia, 2.375%, 10/26/2021, 144A	2,181,195
5,040,000	Kingdom of Saudi Arabia, 3.250%, 10/26/2026, 144A	4,719,829

		6,901,024

	Supermarkets – 1.4%
690,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025	588,432

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Supermarkets – continued
$760,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024	$681,150
7,780,000	New Albertsons LP, 7.450%, 8/01/2029	6,224,000
2,445,000	New Albertsons LP, 7.750%, 6/15/2026	2,102,700
3,670,000	New Albertsons LP, 8.000%, 5/01/2031	3,009,400
705,000	New Albertsons LP, 8.700%, 5/01/2030	622,163
2,105,000	New Albertsons LP, Series C, MTN, 6.625%, 6/01/2028	1,620,850

		14,848,695

	Technology – 0.4%
860,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	903,000
2,095,000	Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	2,238,299
579,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	663,459

		3,804,758

	Transportation Services – 0.2%
2,500,000	APL Ltd., 8.000%, 1/15/2024(c)(f)	2,425,000

	Treasuries – 10.2%
13,195,000	Canadian Government International Bond, 0.750%, 9/01/2020, (CAD)	9,981,538
10,950,000	Canadian Government International Bond, 1.250%, 9/01/2018, (CAD)	8,493,719
8,305,000	Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)	6,449,968
107,395,000	Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	906,281
271,710,000	Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	2,182,948
424,300(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	2,285,759
200,000(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	1,125,688
595,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	3,313,076
847,500(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	4,829,771
150,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	894,884
1,455,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	9,181,226

	Treasuries – continued
21,085,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	15,698,839
10,220,000	Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	1,405,820
14,660,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	1,947,797
10,150,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	3,093,775
14,635,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	4,877,654
20,000,000	U.S. Treasury Note, 0.750%, 9/30/2018	19,883,594
10,000,000	U.S. Treasury Note, 1.250%, 6/30/2019	9,884,375

		106,436,712

	Wireless – 0.7%
72,400,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	3,678,780
2,627,000	Sprint Capital Corp., 6.875%, 11/15/2028	2,449,677
300,000	Sprint Capital Corp., 8.750%, 3/15/2032	313,500
735,000	Sprint Communications, Inc., 6.000%, 11/15/2022	721,219
285,000	Sprint Corp., 7.125%, 6/15/2024	277,875

		7,441,051

	Wirelines – 3.0%
195,000	Bell Canada, Inc., MTN, 6.550%, 5/01/2029, 144A, (CAD)	188,316
690,000	Bell Canada, Inc., MTN, 7.300%, 2/23/2032, (CAD)	717,036
210,000	Bell Canada, Inc., Series M-17, 6.100%, 3/16/2035, (CAD)	202,245
1,535,000	CB Escrow Corp., 8.000%, 10/15/2025, 144A	1,429,469
695,000	CenturyLink, Inc., 5.625%, 4/01/2025	627,237
2,085,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	1,866,075
795,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	703,575
200,000	Embarq Corp., 7.995%, 6/01/2036	188,500
3,585,000	Level 3 Parent LLC, 5.750%, 12/01/2022	3,576,037
7,205,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	6,484,500
350,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	349,839
775,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	697,500
4,484,000	Qwest Corp., 6.875%, 9/15/2033	4,267,197
1,220,000	Qwest Corp., 7.250%, 9/15/2025	1,316,286
1,790,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,856,588
1,010,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,095,850
600,000	Telecom Italia SpA, EMTN, 5.250%, 3/17/2055, (EUR)	845,072
450,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	473,154

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Wirelines – continued
300,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	$483,257
1,000,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	1,662,592
800,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	1,380,160
80,000	Windstream Services LLC/Windstream Finance Corp., 7.500%, 4/01/2023	56,586
985,000	Windstream Services LLC/Windstream Finance Corp., 7.750%, 10/15/2020	822,475
258,000	Windstream Services LLC/Windstream Finance Corp., 8.750%, 12/15/2024, 144A	153,017

		31,442,563

	Total Non-Convertible Bonds
	(Identified Cost $694,220,637)	690,681,848

Convertible Bonds – 5.1%

	Building Materials – 0.5%
4,555,000	KB Home, 1.375%, 2/01/2019	5,155,690

	Cable Satellite – 1.2%
11,260,000	DISH Network Corp., 2.375%, 3/15/2024	9,957,117
3,020,000	DISH Network Corp., 3.375%, 8/15/2026	2,908,864

		12,865,981

	Chemicals – 0.0%
332,000	RPM International, Inc., 2.250%, 12/15/2020	372,831

	Diversified Manufacturing – 0.0%
275,000	Trinity Industries, Inc., 3.875%, 6/01/2036	374,794

	Finance Companies – 0.3%
2,840,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044	3,348,823

	Healthcare – 0.1%
520,000	Evolent Health, Inc., 2.000%, 12/01/2021	522,050

	Leisure – 0.3%
2,800,000	Rovi Corp., 0.500%, 3/01/2020	2,698,164

	Midstream – 0.6%
4,045,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	3,483,149
1,380,000	SM Energy Co., 1.500%, 7/01/2021	1,302,720
1,080,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	1,016,536

		5,802,405

	Pharmaceuticals – 0.1%
205,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	192,444

	Pharmaceuticals – continued
$285,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	313,856

		506,300

	REITs – Mortgage – 0.1%
1,265,000	iStar, Inc., 3.125%, 9/15/2022, 144A	1,203,668

	Technology – 1.9%
4,095,000	Booking Holdings, Inc., 0.900%, 9/15/2021	5,110,970
296,455	Liberty Interactive LLC, 3.500%, 1/15/2031	326,205
1,145,000	Nuance Communications, Inc., 1.000%, 12/15/2035	1,089,147
1,530,000	Nuance Communications, Inc., 1.250%, 4/01/2025, 144A	1,513,353
9,434,000	Nuance Communications, Inc., 1.500%, 11/01/2035	9,613,614
2,020,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	2,063,709

		19,716,998

	Total Convertible Bonds
	(Identified Cost $50,439,991)	52,567,704

Municipals – 0.7%

	Michigan – 0.2%
2,095,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	2,083,917

	Virginia – 0.5%
5,825,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	5,499,674

	Total Municipals
	(Identified Cost $7,902,244)	7,583,591

	Total Bonds and Notes
	(Identified Cost $752,562,872)	750,833,143

Shares

Common Stocks – 2.2%

	Aerospace & Defense – 0.2%
107,377	Arconic, Inc.	2,473,966

	Automobiles – 0.4%
341,305	Ford Motor Co.	3,781,659

	Diversified Telecommunication Services – 0.0%
6,123	Hawaiian Telcom Holdco, Inc.(e)	163,362

	Electronic Equipment, Instruments & Components – 0.5%
205,167	Corning, Inc.	5,720,056

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Media – 0.0%
6,787	Dex Media, Inc.(d)(e)	$58,029

	Oil, Gas & Consumable Fuels – 0.1%
54,259	Chesapeake Energy Corp.(e)	163,862
11,107	Paragon Offshore Ltd., Litigation Units, Class A(d)(e)	11,851
16,661	Paragon Offshore Ltd., Litigation Units, Class B(d)(e)	491,500

		667,213

	Pharmaceuticals – 1.0%
160,000	Bristol-Myers Squibb Co.	10,120,000

	Total Common Stocks
	(Identified Cost $15,433,823)	22,984,285

Preferred Stocks – 1.3%

Convertible Preferred Stocks – 1.2%

	Banking – 0.4%
2,844	Bank of America Corp., Series L, 7.250%	3,667,196

	Communications – 0.0%
2,083	Cincinnati Bell, Inc., Series B, 6.750%	101,900

	Energy – 0.4%
96,065	El Paso Energy Capital Trust I, 4.750%	4,540,032

	Midstream – 0.2%
10,213	Chesapeake Energy Corp., 4.500%	503,093
12,055	Chesapeake Energy Corp., 5.000%	654,737
660	Chesapeake Energy Corp., Series A, 5.750%, 144A	377,025

		1,534,855

	REITs – Health Care – 0.0%
7,400	Welltower, Inc., Series I, 6.500%	411,736

	REITs – Mortgage – 0.2%
50,187	iStar, Inc., Series J, 4.500%	2,285,646

	Total Convertible Preferred Stocks
	(Identified Cost $11,430,555)	12,541,365

Non-Convertible Preferred Stock – 0.1%

	Electric – 0.1%
4,670	Union Electric Co., 4.500% (Identified Cost $246,343)	460,042

	Total Preferred Stocks
	(Identified Cost $11,676,898)	13,001,407

Short-Term Investments – 24.3%
$7,090,000	Federal Home Loan Bank Discount Notes, 1.560%, 5/21/2018(l)	7,073,594
25,000,000	Federal Home Loan Bank Discount Notes, 1.445%, 5/10/2018(l)	24,955,150
4,465,000	Federal Home Loan Bank Discount Notes, 1.652%, 6/01/2018(l)	4,452,199
42,910,000	Federal National Mortgage Association Discount Notes, 1.400%-1.510%, 5/21/2018(l)(m)	42,810,706
10,000,000	Federal National Mortgage Association Discount Notes, 1.420%, 5/07/2018(l)	9,983,470
32,101,811	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2018 at 0.900% to be repurchased at $32,105,021 on 4/02/2018 collateralized by $34,740,000 U.S. Treasury Note, 1.375% due 9/30/2023 valued at $32,745,264 including accrued interest (Note 2 of Notes to Financial Statements)	32,101,811
60,000,000	U.S. Treasury Bills, 1.455%-1.456%, 5/03/2018(l)(m)	59,916,005
25,000,000	U.S. Treasury Bills, 1.633%, 6/07/2018(l)	24,923,836
5,180,000	U.S. Treasury Bills, 1.285%, 4/05/2018(l)	5,179,298
10,535,000	U.S. Treasury Bills, 1.590%-1.605%, 5/31/2018(l)(m)	10,506,195
21,590,000	U.S. Treasury Bills, 1.416%, 4/19/2018(l)	21,573,343
10,000,000	U.S. Treasury Bills, 1.675%, 6/28/2018(l)	9,959,339

	Total Short-Term Investments
	(Identified Cost $253,464,104)	253,434,946

	Total Investments – 99.9%
	(Identified Cost $1,033,137,697)	1,040,253,781
	Other assets less liabilities—0.1%	1,414,008

	Net Assets – 100.0%	$1,041,667,789

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(b)	Fair valued by the Fund’s adviser. At March 31, 2018, the value of these securities amounted to $1,021,470 or 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(c)	Illiquid security.

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

(d)	Securities subject to restriction on resale. At March 31, 2018, the restricted securities held by the Fund are as follows:

	Acquisition Date	Cost	Value	% of Net Assets
Dex Media, Inc.	August 12, 2016	$33,062	$58,029	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class C	December 18, 2014	1,118,924	840,486	0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class D	December 18, 2014	444,305	179,943	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class E	December 18, 2014	1,445,707	—	—
Paragon Offshore Ltd., Litigation Units Class A	July 18, 2017	73,304	11,851	Less than 0.1%
Paragon Offshore Ltd., Litigation Units Class B	July 18, 2017	1,466,032	491,500	Less than 0.1%

(e)	Non-income producing security.
(f)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2018, the value of these securities amounted to $19,840,935 or 1.9% of net assets. See Note 2 of Notes to Financial Statements.
(g)	Variable rate security. Rate as of March 31, 2018 is disclosed.
(h)	Perpetual bond with no specified maturity date.
(i)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(j)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(k)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2018 is disclosed.
(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(m)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the value of Rule 144A holdings amounted to $156,277,760 or 15.0% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Industry Summary at March 31, 2018 (Unaudited)

Banking	10.3%
Treasuries	10.2
Finance Companies	4.8
Automotive	3.5
Healthcare	3.1
Midstream	3.1
Wirelines	3.0
Electric	3.0
Independent Energy	3.0
Cable Satellite	2.6
Airlines	2.4
Aerospace & Defense	2.3
Technology	2.3
Chemicals	2.1
Other Investments, less than 2% each	19.9
Short-Term Investments	24.3

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Global Bond Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 96.1% of Net Assets

Non-Convertible Bonds – 95.8%

	Australia – 3.1%
$4,695,000	Asciano Finance Ltd., 4.625%, 9/23/2020, 144A(a)	$4,803,290
8,450,000	Commonwealth of Australia, Series 146, 1.750%, 11/21/2020, (AUD)	6,437,821
25,475,000	Queensland Treasury Corp., Series 20, 6.250%, 2/21/2020, (AUD)	21,045,340

		32,286,451

	Belgium – 0.2%
2,325,000	Anheuser-Busch InBev Finance, Inc., 4.700%, 2/01/2036	2,460,001

	Brazil – 2.1%
33,200(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2027, (BRL)	10,390,778
4,400,000	Brazilian Government International Bond, 4.625%, 1/13/2028	4,312,000
3,595,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	3,687,104
1,320,000	Raizen Fuels Finance S.A., 5.300%, 1/20/2027	1,333,860
7,000,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	2,133,638
170,000	Vale Overseas Ltd., 6.250%, 8/10/2026	190,400

		22,047,780

	Canada – 2.4%
1,985,000	Alimentation Couche-Tard, Inc., 1.875%, 5/06/2026, (EUR)(a)	2,509,107
910,000	Alimentation Couche-Tard, Inc., 3.550%, 7/26/2027, 144A	873,808
580,000	Alimentation Couche-Tard, Inc., 4.500%, 7/26/2047, 144A	565,448
1,250,000	BMW Canada Auto Trust, Series 2017-1A, Class A2, 1.677%, 5/20/2020, 144A, (CAD)(a)	964,907
5,670,000	Canadian Government Bond, 1.750%, 3/01/2023, (CAD)	4,356,308
3,455,000	Export Development Canada, 1.800%, 9/01/2022, (CAD)(a)	2,627,849
1,020,000	Ford Auto Securitization Trust, Series 2017-R5A, Class A2, 2.082%, 11/15/2021, 144A, (CAD)(a)	789,802
800,000	GMF Canada Leasing Trust, Series 2017-1A, Class A2, 2.263%, 9/21/2020, 144A, (CAD)(a)	620,899
2,181,563	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)(a)	1,690,794
7,400,000	Province of British Columbia, 4.300%, 6/18/2042, (CAD)(a)	7,091,789
3,210,000	Province of Manitoba Canada, MTN, 4.400%, 9/05/2025, (CAD)(a)	2,771,485

		24,862,196

	Chile – 0.5%
$5,420,000	Corp. Nacional del Cobre de Chile, 4.500%, 9/16/2025, 144A(a)	$5,645,088

	Colombia – 0.5%
13,607,000,000	Titulos De Tesoreria, 7.500%, 8/26/2026, (COP)(a)	5,223,451

	Denmark – 1.0%
60,330,000	Denmark Government Bond, 1.750%, 11/15/2025, (DKK)(a)	11,066,601

	Finland – 0.1%
630,000	Nokia Oyj, 4.375%, 6/12/2027	591,412

	France – 2.7%
1,800,000	AXA S.A., EMTN, (fixed rate to 1/16/2034, variable rate thereafter), 5.625%, 1/16/2054, (GBP)	2,833,376
1,840,000	BNP Paribas S.A., 4.375%, 5/12/2026, 144A	1,834,312
8,505,000	France Government Bond OAT, 0.500%, 5/25/2026, (EUR)(a)	10,510,267
1,315,000	France Government Bond OAT, 4.500%, 4/25/2041, (EUR)(a)	2,636,854
5,700,000	French Republic Government Bond OAT, 3.250%, 5/25/2045, (EUR)(a)	9,794,693
1,340,000	Societe Generale S.A., 4.000%, 1/12/2027, 144A	1,327,903

		28,937,405

	Germany – 6.7%
6,500,000	Allianz SE, (fixed rate to 7/07/2025, variable rate thereafter), 2.241%, 7/07/2045, (EUR)	8,125,946
18,770,000	Bundesrepublik Deutschland, 0.500%, 2/15/2025, (EUR)(a)	23,661,151
27,540,000	Bundesrepublik Deutschland, 1.000%, 8/15/2025, (EUR)(a)	35,898,295
1,530,000	Bundesrepublik Deutschland, 1.750%, 2/15/2024, (EUR)	2,075,301
1,200,000	Deutsche Bank AG, EMTN, 4.500%, 5/19/2026, (EUR)	1,622,253

		71,382,946

	Hong Kong – 0.2%
1,715,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A(a)	1,657,462

	Indonesia – 1.5%
202,531,000,000	Indonesia Government International Bond, 8.250%, 7/15/2021, (IDR)	15,703,784

	Ireland – 0.7%
875,000	Bank of Ireland Mortgage Bank, 1.750%, 3/19/2019, (EUR)(a)	1,098,312

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Ireland – continued
2,495,000	Bank of Ireland Mortgage Bank, EMTN, 3.625%, 10/02/2020, (EUR)(a)	$3,363,176
2,625,000	Bank of Ireland Mortgage Bank, Series 47, 0.500%, 1/20/2020, (EUR)(a)	3,276,764

		7,738,252

	Israel – 0.4%
100,000	Teva Pharmaceutical Finance Netherlands II BV, 1.125%, 10/15/2024, (EUR)	102,420
3,215,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/2023	2,724,013
2,070,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	1,661,721

		4,488,154

	Italy – 5.7%
2,233,136	Asti RMBS S.r.l., Series 1, Class A, 3-month EURIBOR + 1.250%, 0.921%, 12/27/2060, (EUR)(a)(b)	2,789,725
662,131	Berica ABS S.r.l., Series 3, Class A, 3-month EURIBOR + 1.050%, 0.721%, 6/30/2061, (EUR)(a)(b)	822,071
656,016	Berica Residential S.r.l., Series 8, Class A, 6-month EURIBOR + 0.200%, 0.066%, 3/31/2048, (EUR)(a)(b)	806,348
632,373	Claris Finance S.r.l., Series 2014-1, Class A1, 3-month EURIBOR + 1.150%, 0.821%, 12/28/2061, (EUR)(a)(b)	784,239
1,600,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A(a)	1,879,089
825,000	Enel SpA, EMTN, 5.750%, 6/22/2037, (GBP)(a)	1,541,217
650,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	641,126
2,995,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	3,005,680
870,000	Intesa Sanpaolo SpA, EMTN, 3.928%, 9/15/2026, (EUR)	1,150,313
7,425,000	Italy Buoni Poliennali Del Tesoro, 1.250%, 12/01/2026, (EUR)(a)	8,914,566
3,145,000	Italy Buoni Poliennali Del Tesoro, 3.750%, 5/01/2021, (EUR)(a)	4,309,756
6,585,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)(a)	9,578,076
1,145,000	Leonardo SpA, EMTN, 1.500%, 6/07/2024, (EUR)	1,367,361
850,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	1,037,000
4,751,000	Republic of Italy, 6.875%, 9/27/2023(a)	5,547,268
3,573,926	Siviglia SPV S.r.l., Series 2012-1, Class A, 3-month EURIBOR + 0.500%, 0.172%, 10/25/2055, (EUR)(a)(b)	4,391,257

	Italy – continued
$3,570,000	UniCredit SpA, 3.750%, 4/12/2022, 144A	3,543,997
1,350,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032, 144A	1,371,344
933,455	Vela Home S.r.l., Series 4, Class A2, 3-month EURIBOR + 0.190%, 0.044%, 10/25/2042, (EUR)(a)(b)	1,145,329
1,233,540	Voba N 3 S.r.l., Series 2011-3, Class A2, 3-month EURIBOR + 1.000%, 0.671%, 11/23/2047, (EUR)(a)(b)	1,532,840
2,220,000	Wind Tre S.p.A., 3.125%, 1/20/2025, 144A, (EUR)	2,407,221
2,095,000	Wind Tre S.p.A., 5.000%, 1/20/2026, 144A	1,774,716

		60,340,539

	Japan – 8.2%
2,029,899,000(†††)	Japan Government CPI Linked Bond, Series 20, 0.100%, 3/10/2025, (JPY)(a)	20,107,995
192,600,000	Japan Government Ten Year Bond, 1.200%, 12/20/2020, (JPY)(a)	1,875,173
480,200,000	Japan Government Thirty Year Bond, 0.300%, 6/20/2046, (JPY)	4,033,852
572,450,000	Japan Government Thirty Year Bond, 1.700%, 12/20/2043, (JPY)(a)	6,689,980
1,688,950,000	Japan Government Thirty Year Bond, 2.000%, 12/20/2033, (JPY)(a)	19,989,625
1,083,100,000	Japan Government Thirty Year Bond, Series 26, 2.400%, 3/20/2037, (JPY)(a)	13,700,469
715,100,000	Japan Government Twenty Year Bond, 1.500%, 6/20/2034, (JPY)(a)	7,952,022
1,072,200,000	Japan Government Twenty Year Bond, 2.100%, 12/20/2030, (JPY)(a)	12,528,935

		86,878,051

	Korea – 0.6%
47,920,000	Export-Import Bank of Korea, 3.000%, 5/22/2018, 144A, (NOK)(a)	6,120,143

	Malaysia – 0.4%
16,625,000	Malaysia Government Bond, 3.795%, 9/30/2022, (MYR)(a)	4,315,722

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Mexico – 1.3%
$3,120,000	America Movil SAB de CV, 3.125%, 7/16/2022(a)	$3,067,891
1,055,000	Cemex SAB de CV, 2.750%, 12/05/2024, 144A, (EUR)	1,285,649
437,144(††††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(a)	2,354,951
2,080,000	Mexichem SAB de CV, 5.875%, 9/17/2044, 144A(a)	2,046,200
540,000	Mexico City Airport Trust, 5.500%, 10/31/2046, 144A	492,048
2,030,000	Mexico City Airport Trust, 5.500%, 7/31/2047, 144A	1,852,375
660,000	Sigma Alimentos S.A. de CV, 2.625%, 2/07/2024, 144A, (EUR)	850,826
2,365,000	Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026, 144A(a)	2,279,269

		14,229,209

	Netherlands – 1.1%
3,625,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	3,681,550
2,000,000	ING Groep NV, EMTN, (fixed rate to 9/26/2024, variable rate thereafter), 1.625%, 9/26/2029, (EUR)	2,425,103
1,635,000	Netherlands Government Bond, 2.750%, 1/15/2047, 144A, (EUR)(a)	2,798,425
2,475,000	Ziggo Bond Finance BV, 6.000%, 1/15/2027, 144A	2,307,938

		11,213,016

	New Zealand – 1.0%
12,600,000	New Zealand Government Bond, Series 0423, 5.500%, 4/15/2023, (NZD)(a)	10,479,609

	Norway – 0.2%
19,360,000	Norway Government Bond, 2.000%, 5/24/2023, 144A, (NOK)(a)	2,530,374

	Poland – 0.7%
2,855,000	Poland Government International Bond, 3.250%, 7/25/2019, (PLN)	854,378
5,195,000	Poland Government International Bond, Series 0421, 2.000%, 4/25/2021, (PLN)(a)	1,527,624
18,060,000	Republic of Poland Government Bond, Series 0726, 2.500%, 7/25/2026, (PLN)	5,077,998

		7,460,000

	Portugal – 0.2%
1,285,000	EDP Finance BV, 3.625%, 7/15/2024, 144A	1,264,002

	Portugal – continued
550,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	564,662

		1,828,664

	Romania – 0.1%
1,010,000	Romanian Government International Bond, 2.875%, 5/26/2028, 144A, (EUR)	1,301,785

	Singapore – 1.2%
15,850,000	Singapore Government Bond, 2.250%, 6/01/2021, (SGD)(a)	12,191,535

	South Africa – 1.8%
255,890,000	South Africa Government International Bond, Series R213, 7.000%, 2/28/2031, (ZAR)(a)	19,190,599

	Spain – 2.8%
3,500,000	Banco Popular Espanol S.A., 1.000%, 3/03/2022, (EUR)	4,435,681
1,700,000	Banco Popular Espanol S.A., EMTN, 0.875%, 9/28/2021, (EUR)	2,146,146
800,000	Banco Santander S.A., 4.250%, 4/11/2027	796,853
1,800,000	Banco Santander S.A., 5.179%, 11/19/2025(a)	1,877,958
1,400,000	Iberdrola Finanzas S.A., EMTN, 1.000%, 3/07/2025, (EUR)	1,725,644
700,000	Iberdrola International BV, EMTN, 0.375%, 9/15/2025, (EUR)	819,293
1,500,000	Santander Issuances SAU, EMTN, 3.125%, 1/19/2027, (EUR)	1,990,403
5,165,000	Spain Government Bond, 4.200%, 1/31/2037, 144A, (EUR)(a)	8,793,905
4,935,000	Spain Government Bond, 5.850%, 1/31/2022, 144A, (EUR)(a)	7,459,734

		30,045,617

	Supranationals – 1.0%
2,665,000	Inter-American Development Bank, 4.400%, 1/26/2026, (CAD)(a)	2,312,480
67,150,000	Nordic Investment Bank, GMTN, 1.375%, 7/15/2020, (NOK)(a)	8,576,385

		10,888,865

	Sweden – 0.5%
39,605,000	Sweden Government Bond, Series 1057, 1.500%, 11/13/2023, 144A, (SEK)(a)	5,114,143

	Thailand – 0.3%
92,175,000	Thailand Government Bond, 2.125%, 12/17/2026, (THB)	2,882,761

	United Arab Emirates – 0.4%
1,405,000	Abu Dhabi Crude Oil Pipeline LLC, 4.600%, 11/02/2047, 144A	1,364,957
1,560,000	DP World Ltd., 3.250%, 5/18/2020, 144A	1,558,284
1,175,000	DP World Ltd., MTN, 3.250%, 5/18/2020	1,173,708

		4,096,949

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	United Kingdom – 9.0%
4,770,000	Aviva PLC, (fixed rate to 12/04/2025, variable rate thereafter), 3.375%, 12/04/2045, (EUR)	$6,191,537
1,020,000	Barclays PLC, 4.337%, 1/10/2028	1,011,427
1,660,000	Barclays PLC, 4.375%, 1/12/2026	1,661,721
1,300,000	Barclays PLC, 5.200%, 5/12/2026(a)	1,310,456
675,000	Barclays PLC, EMTN, (fixed rate to 11/11/2020, variable rate thereafter), 2.625%, 11/11/2025, (EUR)(a)	857,614
3,635,000	BAT Capital Corp., 3.222%, 8/15/2024, 144A	3,504,591
1,895,000	BAT Capital Corp., 3.557%, 8/15/2027, 144A	1,815,100
720,000	Centrica PLC, (fixed rate to 4/10/2021, variable rate thereafter), 3.000%, 4/10/2076, (EUR)	910,849
1,370,000	Channel Link Enterprises Finance PLC, Series A7, (fixed rate to 6/30/2022, variable rate thereafter), 1.761%, 6/30/2050, (EUR)	1,715,621
1,055,000	Channel Link Enterprises Finance PLC, Series A8, (fixed rate to 6/30/2027, variable rate thereafter), 2.706%, 6/30/2050, (EUR)	1,347,784
2,268,000	Co-Operative Bank PLC (The), 4.750%, 11/11/2021, (GBP)(a)	3,436,977
298,401	Eurosail PLC, Series 2007-1X, Class A3C, GBP 3-month LIBOR + 0.160%, 0.764%, 3/13/2045, (GBP)(a)(b)	413,743
150,343	Eurosail PLC, Series 2007-2X, Class A3C, GBP 3-month LIBOR + 0.150%, 0.754%, 3/13/2045, (GBP)(a)(b)	205,580
2,300,000	FCE Bank PLC, EMTN, 1.615%, 5/11/2023, (EUR)	2,893,922
147,047	Great Hall Mortgages No. 1 PLC, Series 2006-1, Class A2A, GBP 3-month LIBOR + 0.150%, 0.764%, 6/18/2038, (GBP)(a)(b)	203,953
460,000	HBOS PLC, EMTN, (fixed rate to 3/18/2025, variable rate thereafter), 4.500%, 3/18/2030, (EUR)(a)	658,567
1,960,000	HSBC Holdings PLC, EMTN, 5.750%, 12/20/2027, (GBP)(a)	3,303,342
2,490,000	Lloyds Banking Group PLC, 3.750%, 1/11/2027	2,408,645
800,000	Lloyds Banking Group PLC, (fixed rate to 11/07/2027, variable rate thereafter), 3.574%, 11/07/2028	755,077
420,000	Noble Holding International Ltd., 5.250%, 3/15/2042	260,400
200,000	Noble Holding International Ltd., 6.050%, 3/01/2041	131,000
305,000	Noble Holding International Ltd., 6.200%, 8/01/2040	202,050
980,000	Noble Holding International Ltd., 7.700%, 4/01/2025	867,300

	United Kingdom – continued
328,186	Precise Mortgage Funding, Series 2014-1, Class A, GBP 3-month LIBOR + 0.800%, 1.402%, 9/12/2047, (GBP)(a)(b)	461,100
136,573	Precise Mortgage Funding PLC, Series 2015-1, Class A, GBP 3-month LIBOR + 0.950%, 1.552%, 3/12/2048, (GBP)(a)(b)	192,124
325,941	Residential Mortgage Securities PLC, Series 28, Class A, GBP 3-month LIBOR + 1.150%, 1.756%, 6/15/2046, (GBP)(a)(b)	460,874
190,939	RMAC Securities No. 1 PLC, Series 2007-NS1X, Class A2A, GBP 3-month LIBOR + 0.150%, 0.752%, 6/12/2044, (GBP)(b)	260,938
8,135,000	Royal Bank of Scotland Group PLC, 5.125%, 5/28/2024(a)	8,275,279
185,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	197,077
445,000	Royal Bank of Scotland Group PLC, 6.100%, 6/10/2023	472,426
425,000	Royal Bank of Scotland Group PLC, EMTN, (fixed rate to 3/25/2019, variable rate thereafter), 3.625%, 3/25/2024, (EUR)	537,292
3,778,000	Santander UK Group Holdings PLC, 4.750%, 9/15/2025, 144A(a)	3,800,781
3,245,000	Sky PLC, 3.750%, 9/16/2024, 144A	3,294,453
315,000	Sky PLC, EMTN, 2.500%, 9/15/2026, (EUR)	420,227
1,200,000	Standard Chartered PLC, EMTN, 5.125%, 6/06/2034, (GBP)(a)	1,809,751
1,860,000	Standard Life Aberdeen PLC, EMTN, (fixed rate to 12/04/2022, variable rate thereafter), 5.500%, 12/04/2042, (GBP)	2,933,013
1,290,000	Towd Point Mortgage Funding PLC, Series 16-GR1A, Class B, GBP 3-month LIBOR + 1.400%, 1.923%, 7/20/2046, 144A, (GBP)(a)(b)	1,824,174
615,000	United Kingdom Gilt, 0.750%, 7/22/2023, (GBP)	846,948
1,245,000	United Kingdom Gilt, 1.250%, 7/22/2018, (GBP)(a)	1,750,614
1,515,000	United Kingdom Gilt, 2.250%, 9/07/2023, (GBP)(a)	2,255,727
3,385,000	United Kingdom Gilt, 3.500%, 1/22/2045, (GBP)(a)	6,541,575
9,805,000	United Kingdom Gilt, 4.250%, 12/07/2027, (GBP)(a)	17,362,558
1,845,000	United Kingdom Gilt, 4.500%, 9/07/2034, (GBP)(a)	3,652,860
1,640,000	Virgin Media Secured Finance PLC, 4.875%, 1/15/2027, (GBP)	2,264,567

		95,681,614

	United States – 36.9%
847,938	AASET Trust, Series 2017-1A, Class A, 3.967%, 5/16/2042, 144A	845,250

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	United States – continued
290,000,000	Aflac, Inc., 0.932%, 1/25/2027, (JPY)(a)	$2,761,602
390,000,000	Aflac, Inc., (fixed rate to 10/23/2027, variable rate thereafter), 2.108%, 10/23/2047, (JPY)	3,766,255
2,370,000	Aircastle Ltd., 4.125%, 5/01/2024	2,322,600
3,492,225	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026	3,588,261
2,285,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024(a)	2,218,371
3,000,000	Anadarko Petroleum Corp., 5.550%, 3/15/2026(a)	3,274,945
2,350,000	AT&T, Inc., 4.350%, 6/15/2045(a)	2,147,495
1,055,000	AT&T, Inc., 4.500%, 3/09/2048	980,553
295,000	AT&T, Inc., 4.800%, 6/15/2044(a)	287,939
285,000	Aviation Capital Group LLC, 3.500%, 11/01/2027, 144A	267,407
2,855,000	Aviation Capital Group LLC, 4.875%, 10/01/2025, 144A(a)	2,993,712
1,900,000	Bank of America Corp., MTN, 4.450%, 3/03/2026	1,940,925
963,588	Bayview Opportunity Master Fund IIIa Trust, Series 2017-RN7, Class A1, 3.105%, 9/28/2032, 144A(c)	959,767
402,765	Bayview Opportunity Master Fund IIIa Trust, Series 2017-RN8, Class A1, 3.352%, 11/28/2032, 144A(c)	401,508
1,178,281	Bayview Opportunity Master Fund IV Trust, Series 2018-RN2, Class A1, 3.598%, 2/25/2033, 144A(c)	1,176,209
867,452	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A(a)	882,312
2,711,825	Bayview Opportunity Master Fund IVa Trust, Series 2018-RN1, Class A1, 3.278%, 1/28/2033, 144A(c)	2,697,221
625,000	Bayview Opportunity Master Fund IVa Trust, Series 2018-RN3, Class A1, 3.672%, 3/28/2033, 144A(c)(d)	625,000
581,485	Bayview Opportunity Master Fund IVb Trust, Series 2017-NPL2, Class A1, 2.981%, 10/28/2032, 144A(c)	578,813
1,560,000	Celgene Corp., 4.625%, 5/15/2044	1,555,736
2,918,792	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A(a)	2,892,319
2,930,000	Citigroup, Inc., 4.090%, 6/09/2025, (CAD)(a)	2,333,720
1,520,000	Citigroup, Inc., 4.400%, 6/10/2025(a)	1,547,187
2,570,000	Commercial Mortgage Trust, Series 2013-GAM, Class A2, 3.367%, 2/10/2028, 144A(a)	2,557,437

	United States – continued
2,800,000	Commercial Mortgage Trust, Series 2014-PAT, Class D, 1-month LIBOR + 2.150%, 3.868%, 8/13/2027, 144A(b)	2,798,877
2,554,008	Commercial Mortgage Trust, Series 2016-SAVA, Class A, 1-month LIBOR + 1.720%, 3.460%, 10/15/2034, 144A(a)(b)	2,556,561
85,541	Continental Airlines Pass Through Certificates, Series 2000-2, Class B, 8.307%, 10/02/2019	85,541
5,300,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	5,300,000
78,000	Continental Resources, Inc., 5.000%, 9/15/2022	79,073
600,000,000	Corning, Inc., 0.698%, 8/09/2024, (JPY)	5,664,546
2,520,000	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class B, 2.940%, 10/15/2024, 144A(a)	2,495,415
1,270,000	Credit Acceptance Auto Loan Trust, Series 2018-1A, Class A, 3.010%, 2/16/2027, 144A	1,261,903
525,369	Credit Suisse Mortgage Capital Certificates, Series 2009-13R, Class 3A1, 3.456%, 11/26/2036, 144A(c)	525,498
2,525,000	Credit Suisse Mortgage Trust, Series 2018-RPL2, Class A1, 4.030%, 8/25/2062, 144A(c)(d)(e)	2,524,932
2,255,000	CVS Health Corp., 4.100%, 3/25/2025	2,270,898
2,230,000	CVS Health Corp., 4.300%, 3/25/2028	2,239,501
705,000	CVS Health Corp., 4.780%, 3/25/2038	714,539
2,723,510	Delta Air Lines Pass Through Trust, Series 2015-1, Class B, 4.250%, 1/30/2025(a)	2,764,363
680,000	Diamond Offshore Drilling, Inc., 4.875%, 11/01/2043	486,200
2,755,000	Energy Transfer Partners LP, 5.150%, 3/15/2045	2,517,692
1,340,000	Energy Transfer Partners LP, 5.300%, 4/15/2047	1,258,096
1,366,057	Exeter Automobile Receivables Trust, Series 2017-2A, Class A, 2.110%, 6/15/2021, 144A(a)	1,361,709
3,275,000	Federal National Mortgage Association, Series 2017-M8, Class A2, 3.061%, 5/25/2027(a)(c)	3,224,263
304,882	FHLMC, 3.500%, 1/01/2048	305,772
4,384,886	FHLMC, 4.000%, with various maturities from 2046 to 2048(f)	4,522,855
2,514,441	FHLMC, 4.500%, with various maturities from 2044 to 2048(f)	2,651,251
3,660,000	FHLMC Multifamily Structured Pass Through Certificates, Series K057, Class A2, 2.570%, 7/25/2026(a)	3,502,071

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	United States – continued
$3,665,000	FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class A2, 2.653%, 8/25/2026(a)	$3,521,523
5,790,000	FHLMC Multifamily Structured Pass Through Certificates, Series K065, Class A2, 3.243%, 4/25/2027(a)	5,795,841
11,914,470	FNMA, 2.500%, with various maturities in 2046(a)(f)	11,236,233
7,680,162	FNMA, 3.000%, with various maturities from 2046 to 2057(f)	7,460,168
13,602,221	FNMA, 3.500%, with various maturities from 2045 to 2048(f)	13,641,192
843,280	FNMA, 4.000%, 10/01/2047	866,500
3,999,007	FNMA, 4.500%, with various maturities from 2043 to 2047(f)	4,225,885
7,589,000	FNMA (TBA), 4.000%, 5/01/2048(g)	7,774,491
6,270,000	Ford Motor Credit Co. LLC, 4.050%, 12/10/2018, (AUD)(a)	4,860,804
131,642	GCAT LLC, Series 2017-3, Class A1, 3.352%, 4/25/2047, 144A(c)	130,866
315,037	GCAT LLC, Series 2017-4, Class A1, 3.228%, 5/25/2022, 144A(c)	312,873
1,100,219	GCAT LLC, Series 2017-5, Class A1, 3.228%, 7/25/2047, 144A(c)	1,093,808
50,000,000	General Electric Co., EMTN, 4.208%, 12/06/2021, (SEK)(a)	6,720,221
3,900,000	General Motors Financial Co., Inc., 4.000%, 1/15/2025	3,844,917
2,330,000	Gilead Sciences, Inc., 4.150%, 3/01/2047(a)	2,281,485
1,283,254	GNMA, 1-month LIBOR + 1.794%, 3.358%, 5/20/2064(a)(b)	1,322,978
1,235,205	GNMA, 1-month LIBOR + 2.030%, 3.594%, 11/20/2064(a)(b)	1,312,348
1,520,087	GNMA, 1-month LIBOR + 2.159%, 3.723%, 11/20/2064(a)(b)	1,615,651
2,399,551	GNMA, 1-month LIBOR + 2.318%, 3.882%, 10/20/2063(a)(b)	2,567,582
437,023	GNMA, 4.435%, 4/20/2065(a)(c)	466,082
2,485,193	GNMA, 4.510%, 12/20/2061(a)(c)	2,512,849
497,116	GNMA, 4.526%, 6/20/2062(a)(c)	503,845
1,526,140	GNMA, 4.530%, 1/20/2063(a)(c)	1,565,285
1,482,529	GNMA, 4.572%, 2/20/2065(a)(c)	1,576,576
1,709,273	GNMA, 4.661%, 7/20/2064(a)(c)	1,827,981
4,688,660	GNMA, 4.665%, with various maturities in 2064(a)(c)(f)	4,980,689
775,000	Gulfport Energy Corp., 6.000%, 10/15/2024	735,281
180,000	Gulfport Energy Corp., 6.375%, 5/15/2025	172,350
2,275,000	Gulfport Energy Corp., 6.375%, 1/15/2026	2,161,250
225,000	HCA, Inc., 4.750%, 5/01/2023	227,531
4,175,000	HCA, Inc., 5.000%, 3/15/2024	4,216,750
2,100,000	HCA, Inc., 5.250%, 4/15/2025	2,146,620
906,062	Hilton Grand Vacations Trust, Series 2013-A, Class A, 2.280%, 1/25/2026, 144A(a)	896,224

	United States – continued
448,259	Honor Automobile Trust Securitization, Series 2016-1A, Class A, 2.940%, 11/15/2019, 144A(a)	448,413
3,810,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A(a)	3,804,666
3,800,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-PHH, Class A, 1-month LIBOR + 1.450%, 3.227%, 8/15/2027, 144A(a)(b)	3,799,993
183,516	JPMorgan Resecuritization Trust, Series 2010-4, Class A2, 3.001%, 9/26/2035, 144A(a)(c)	182,896
1,905,000	Kimco Realty Corp., 3.300%, 2/01/2025	1,833,268
75,000	Kimco Realty Corp., 3.800%, 4/01/2027	72,206
2,135,000	Kraft Heinz Foods Co., 3.000%, 6/01/2026	1,970,687
1,180,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	1,082,043
1,335,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	1,264,913
635,000	Lennar Corp., 4.500%, 4/30/2024	622,300
400,000	Lennar Corp., 4.750%, 5/30/2025	394,000
3,040,000	Lennar Corp., 4.750%, 11/29/2027, 144A	2,910,800
777,871	Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.500%, 5/20/2030, 144A(a)(c)	775,568
835,000	MetLife, Inc., 6.400%, 12/15/2066	915,369
2,430,000	MPLX LP, 4.000%, 3/15/2028	2,394,803
2,565,000	MPLX LP, 4.500%, 4/15/2038	2,532,497
1,895,000	Newfield Exploration Co., 5.375%, 1/01/2026	1,956,587
2,215,000	Newfield Exploration Co., 5.625%, 7/01/2024	2,336,825
3,257,510	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL1, Class A1, 3.000%, 6/25/2057, 144A(c)	3,238,315
1,664,730	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2, Class A1, 3.000%, 7/25/2057, 144A(c)	1,651,029
3,367,684	OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.100%, 3/20/2028, 144A(a)	3,391,758
3,920,000	OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.300%, 3/14/2029, 144A	3,926,818
231,283	Orange Lake Timeshare Trust, Series 2012-AA, Class B, 4.870%, 3/10/2027, 144A	231,428
163,829	OWS Structured Asset Trust, Series 2016-NPL1, Class A1, 3.750%, 7/25/2056, 144A(c)	164,408
4,703,663	Preston Ridge Partners Mortgage LLC, Series 2017-2A, Class A1, 3.470%, 9/25/2022, 144A(c)	4,685,606
771,637	Preston Ridge Partners Mortgage LLC, Series 2017-3A, Class A1, 3.470%, 11/25/2022, 144A(c)	770,459

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	United States – continued
850,000,000	Procter & Gamble Co. (The), 0.275%, 5/08/2020, (JPY)(a)	$8,014,468
1,500,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	1,402,500
515,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	513,713
639,709	RCO Mortgage LLC, Series 2017-1, Class A1, 3.375%, 8/25/2022, 144A(c)	637,153
225,000	SM Energy Co., 5.000%, 1/15/2024	208,688
235,000	SM Energy Co., 6.500%, 1/01/2023	233,238
965,000	SM Energy Co., 6.750%, 9/15/2026	955,350
2,957,450	Spirit Airlines Pass Through Certificates, Series 2015-1, Class B, 4.450%, 10/01/2025(a)	2,979,631
2,372,479	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050%, 4/25/2029, 144A(a)	2,369,099
435,000	Time Warner, Inc., 3.800%, 2/15/2027	420,571
7,277,062	Trinity Rail Leasing LLC, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A(a)	7,542,554
11,020,000	U.S. Treasury Bond, 2.250%, 8/15/2027	10,566,286
3,720,000	U.S. Treasury Bond, 2.500%, 5/15/2046(a)	3,382,875
5,840,000	U.S. Treasury Bond, 2.875%, 5/15/2043(a)	5,756,506
20,136,033	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2022(h)	19,852,194
23,325,000	U.S. Treasury Note, 2.000%, 1/31/2020	23,213,842
26,055,000	U.S. Treasury Note, 2.375%, 1/31/2023	25,841,268
1,144,406	United Airlines Pass Through Trust, Series 2013-1, Class B, 5.375%, 2/15/2023	1,175,877
1,280,000	United Airlines Pass Through Trust, Series 2016-1, Class B, 3.650%, 7/07/2027	1,253,890
1,635,000	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	1,591,427
105,000	Universal Health Services, Inc., 5.000%, 6/01/2026, 144A	105,525
2,045,000	Verizon Owner Trust, Series 2016-2A, Class A, 1.680%, 5/20/2021, 144A(a)	2,021,882
500,590	VOLT LV LLC, Series 2017-NPL2, Class A1, 3.500%, 3/25/2047, 144A(c)	499,646
2,090,565	VOLT LVI LLC, Series 2017-NPL3, Class A1, 3.500%, 3/25/2047, 144A(c)	2,090,866
1,328,169	VOLT LVII LLC, Series 2017-NPL4, Class A1, 3.375%, 4/25/2047, 144A(c)	1,325,387
2,381,855	VOLT LXI LLC, Series 2017-NPL8, Class A1, 3.125%, 6/25/2047, 144A(c)	2,369,561

	United States – continued
474,698	VOLT LXIII LLC, Series 2017-NP10, Class A1, 3.000%, 10/25/2047, 144A(c)	470,242
570,000,000	Walmart, Inc., 0.183%, 7/15/2022, (JPY)(a)	5,364,632
6,225,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	6,287,125
520,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	525,262
2,375,000	Zimmer Biomet Holdings, Inc., 2.425%, 12/13/2026, (EUR)	3,051,873

		390,669,565

	Uruguay – 0.3%
19,680,000	Republic of Uruguay, 8.500%, 3/15/2028, 144A, (UYU)	641,621
60,830,000	Republic of Uruguay, 9.875%, 6/20/2022, 144A, (UYU)	2,179,105

		2,820,726

	Total Non-Convertible Bonds
	(Identified Cost $993,837,053)	1,014,370,469

Convertible Bonds – 0.3%

	United States – 0.3%
2,680,000	DISH Network Corp., 2.375%, 3/15/2024	2,369,900
1,290,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	1,214,196

	Total Convertible Bonds
	(Identified Cost $3,731,061)	3,584,096

	Total Bonds and Notes
	(Identified Cost $997,568,114)	1,017,954,565

Short-Term Investments – 2.7%
8,035,000	U.S. Treasury Bills, 1.466%-1.585%, 6/14/2018(i)(j)	8,007,990

21,174,306	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2018 at 0.900% to be repurchased at $21,176,424 on 4/02/2018 collateralized by $21,260,000 U.S. Treasury Note, 2.750% due 11/15/2023 valued at $21,598,927 including accrued interest (Note 2 of Notes to Financial Statements)	21,174,306

	Total Short-Term Investments
	(Identified Cost $29,183,128)	29,182,296

	Total Investments – 98.8%
	(Identified Cost $1,026,751,242)	1,047,136,861
	Other assets less liabilities—1.2%	12,305,509

	Net Assets – 100.0%	$1,059,442,370

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Global Bond Fund – continued

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents principal amount including inflation adjustments.
(††††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.
(b)	Variable rate security. Rate as of March 31, 2018 is disclosed.
(c)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2018 is disclosed.
(d)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(e)	Fair valued by the Fund’s adviser. At March 31, 2018, the value of this security amounted to $2,524,932 or 0.2% of net assets.
(f)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	When-issued/delayed delivery. See Note 2 of Notes to Financial Statements.
(h)	Treasury Inflation Protected Security (TIPS).
(i)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(j)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the value of Rule 144A holdings amounted to $192,590,799 or 18.2% of net assets.
ABS	Asset-Backed Securities
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBA	To Be Announced

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
UYU	Uruguayan Peso
ZAR	South African Rand

At March 31, 2018, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Citibank N.A.	6/20/2018	EUR	S	10,190,000	$12,699,399	$12,609,552	$89,847
Citibank N.A.	6/20/2018	ZAR	S	217,635,000	18,247,407	18,193,448	53,959
Credit Suisse International	6/20/2018	CHF	B	5,805,000	6,162,721	6,111,686	(51,035)
Credit Suisse International	5/09/2018	JPY	B	8,348,095,000	78,903,818	78,615,525	(288,293)
Credit Suisse International	5/09/2018	JPY	S	554,190,000	5,253,982	5,218,908	35,074
Credit Suisse International	6/20/2018	KRW	B	13,692,574,000	12,797,816	12,881,150	83,334
Deutsche Bank AG	6/20/2018	BRL	S	24,870,000	7,556,285	7,483,285	73,000
UBS AG	6/20/2018	AUD	B	12,395,000	9,605,629	9,521,740	(83,889)
UBS AG	6/20/2018	AUD	S	5,195,000	4,066,074	3,990,757	75,317
UBS AG	6/20/2018	NZD	S	13,480,000	9,834,603	9,739,502	95,101
UBS AG	6/20/2018	SEK	S	24,065,000	2,940,195	2,898,608	41,587

Total							$124,002

At March 31, 2018, the Fund had the following open forward cross currency contracts:

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
BNP Paribas S.A.	6/20/2018	SEK	44,475,000	EUR	4,379,207	$5,419,023	$62,047
Credit Suisse International	6/20/2018	AUD	33,235,000	EUR	21,080,587	26,086,042	555,181
Credit Suisse International	6/05/2018	IDR	115,766,175,000	JPY	877,455,205	8,279,602	(84,443)

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co.	6/20/2018	GBP	9,100,000	EUR	10,236,290	$12,666,833	$(141,355)
Morgan Stanley & Co.	6/20/2018	JPY	3,015,000,000	EUR	22,928,053	28,372,177	(109,208)

Total							$282,222

At March 31, 2018, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year Japan Government Bond	6/13/2018	7	$9,913,376	$9,918,613	$5,237
German Euro BOBL	6/07/2018	59	9,447,812	9,528,295	80,483
German Euro Bund	6/07/2018	73	14,058,294	14,320,453	262,159
UK Long Gilt	6/27/2018	18	3,043,138	3,101,698	58,560
Ultra Long U.S. Treasury Bond	6/20/2018	89	13,920,276	14,281,719	361,443

Total					$767,882

At March 31, 2018, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	6/20/2018	57	$6,899,492	$6,905,016	$(5,524)
30 Year U.S. Treasury Bond	6/20/2018	202	28,942,618	29,618,250	(675,632)

Total					$(681,156)

Industry Summary at March 31, 2018 (Unaudited)

Treasuries	43.2%
Mortgage Related	7.0
Banking	6.8
ABS Home Equity	4.3
Local Authorities	3.0
Life Insurance	3.0
ABS Other	2.1
Independent Energy	2.0
Other Investments, less than 2% each	24.7
Short-Term Investments	2.7

Total Investments	98.8
Other assets less liabilities (including forward foreign currency and futures contracts)	1.2

Net Assets	100.0%

Currency Exposure Summary at March 31, 2018 (Unaudited)

United States Dollar	46.1%
Euro	18.6
Japanese Yen	10.7
British Pound	5.1
Australian Dollar	3.1
Canadian Dollar	2.4
Other, less than 2% each	12.8

Total Investments	98.8
Other assets less liabilities (including forward foreign currency and futures contracts)	1.2

Net Assets	100.0%

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 95.5% of Net Assets

	Banking – 3.0%
$250,000	BNP Paribas S.A., (fixed rate to 3/01/2028, variable rate thereafter), 4.375%, 3/01/2033, 144A	$244,523
200,000	Deutsche Bank AG, (fixed rate to 4/30/2025, variable rate thereafter), 7.500%(a)	199,624
200,000	HSBC Holdings PLC, (fixed rate to 3/23/2023, variable rate thereafter), 6.250%(a)	204,500
200,000	Lloyds Banking Group PLC, (fixed rate to 11/07/2027, variable rate thereafter), 3.574%, 11/07/2028	188,769

		837,416

	Building Materials – 0.5%
145,000	Martin Marietta Materials, Inc., 3.500%, 12/15/2027	138,182

	Electric – 0.2%
45,000	IPALCO Enterprises, Inc., 3.700%, 9/01/2024	44,059

	Food & Beverage – 0.3%
90,000	Anheuser-Busch InBev Worldwide, Inc., 4.600%, 4/15/2048	93,098

	Healthcare – 1.2%
185,000	CVS Health Corp., 4.300%, 3/25/2028	185,788
145,000	CVS Health Corp., 5.050%, 3/25/2048	152,509

		338,297

	Independent Energy – 0.4%
90,000	Chesapeake Energy Corp., 8.000%, 6/15/2027, 144A	85,950
25,000	Concho Resources, Inc., 4.875%, 10/01/2047	26,534

		112,484

	Leisure – 0.8%
250,000	Viking Cruises Ltd., 5.875%, 9/15/2027, 144A	236,875

	Life Insurance – 0.5%
140,000	MetLife, Inc., Series D, (fixed rate to 3/15/2028, variable rate thereafter), 5.875%(a)	142,450

	Midstream – 0.5%
150,000	Plains All American Pipeline LP, Series B, (fixed rate to 11/15/2022, variable rate thereafter), 6.125%(a)	144,750

	Railroads – 0.2%
65,000	Candian National Railway Co., 3.650%, 2/03/2048	62,999

	Restaurants – 0.4%
70,000	McDonald’s Corp., MTN, 3.800%, 4/01/2028	70,888
35,000	McDonald’s Corp., MTN, 4.450%, 3/01/2047	36,075

		106,963

	Sovereigns – 1.5%
$200,000	Arab Republic of Egypt, 6.588%, 2/21/2028, 144A	$203,296
200,000	Arab Republic of Egypt, 7.903%, 2/21/2048, 144A	210,938

		414,234

	Technology – 0.5%
130,000	Dell International LLC/EMC Corp., 6.020%, 6/15/2026, 144A	140,000

	Treasuries – 85.1%
929,278	U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2045(b)(c)	895,978
1,190,902	U.S. Treasury Inflation Indexed Bond, 0.875%, 2/15/2047(b)(c)	1,182,178
1,014,533	U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2046(b)	1,039,051
100,498	U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2048(b)	103,099
823,752	U.S. Treasury Inflation Indexed Bond, 3.375%, 4/15/2032(b)(c)	1,108,732
6,200,645	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2021(b)	6,147,843
3,158,993	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2022(b)(c)	3,114,464
4,456,066	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2026(b)(c)	4,282,525
183,104	U.S. Treasury Inflation Indexed Note, 0.250%, 1/15/2025(b)	179,072
1,541,434	U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/2025(b)(c)	1,521,956
2,308,343	U.S. Treasury Inflation Indexed Note, 0.375%, 1/15/2027(b)(c)	2,249,643
623,057	U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/2027(b)	607,825
1,473,731	U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2026(b)(c)	1,473,512

		23,905,878

	Wireless – 0.4%
100,000	Sprint Corp., 7.625%, 3/01/2026	97,570

	Total Bonds and Notes
	(Identified Cost $27,215,707)	26,815,255

Senior Loans – 2.0%

	Healthcare – 0.7%
197,945	Kindred Healthcare, Inc., New Term Loan, 3-month LIBOR + 3.500%, 5.250%, 4/09/2021(d)	198,440

	Independent Energy – 0.2%
38,000	MEG Energy Corp., 2017 Term Loan B, 3-month LIBOR + 3.500%, 5.810%, 12/31/2023(d)	37,981

	Retailers – 1.1%
317,750	Staples, Inc., 2017 Term Loan B, 3-month LIBOR + 4.000%, 5.787%, 9/12/2024(d)	314,493

	Total Senior Loans
	(Identified Cost $555,081)	550,914

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund – continued

Principal Amount	Description	Value (†)

Short-Term Investments – 2.4%
$669,237	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2018 at 0.900% to be repurchased at $669,304 on 4/02/2018 collateralized by $675,000 U.S. Treasury Note, 2.750% due 11/15/2023 valued at $685,761 including accrued interest (Note 2 of Notes to Financial Statements)	$669,237
20,000	U.S. Treasury Bills, 1.693%, 12/06/2018(e)(f)	19,744

	Total Short-Term Investments
	(Identified Cost $689,003)	688,981

	Total Investments – 99.9%
	(Identified Cost $28,459,791)	28,055,150
	Other assets less liabilities—0.1%	34,779

	Net Assets – 100.0%	$28,089,929

(†)	See Note 2 of Notes to Financial Statements.
(a)	Perpetual bond with no specified maturity date.
(b)	Treasury Inflation Protected Security (TIPS).
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Variable rate security. Rate as of March 31, 2018 is disclosed.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the value of Rule 144A holdings amounted to $1,121,582 or 4.0% of net assets.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

At March 31, 2018, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	6/20/2018	4	$483,505	$484,563	$1,058

At March 31, 2018, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	6/29/2018	21	$2,403,859	$2,403,680	$179
Ultra Long U.S. Treasury Bond	6/20/2018	5	799,782	802,344	(2,562)

Total					$(2,383)

Industry Summary at March 31, 2018 (Unaudited)

Treasuries	85.1%
Banking	3.0
Other Investments, less than 2% each	9.4
Short-Term Investments	2.4

Total Investments	99.9
Other assets less liabilities (including futures contracts)	0.1

Net Assets	100.0%

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 74.1% of Net Assets

Non-Convertible Bonds – 67.6%

	Aerospace & Defense – 1.4%
135,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	$103,869
1,930,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	1,940,924
115,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	121,509
1,165,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	1,224,706
807,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	897,529
2,209,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	2,694,980
2,610,000	Textron Financial Corp., 3-month LIBOR + 1.735%, 3.574%, 2/15/2067, 144A(a)	2,381,625
625,000	TransDigm, Inc., 6.500%, 5/15/2025	631,250

		9,996,392

	Airlines – 1.8%
4,080,000	Air Canada, 7.750%, 4/15/2021, 144A	4,457,400
301,324	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	310,364
810,000	Allegiant Travel Co., 5.500%, 7/15/2019	822,150
87,946	Continental Airlines Pass Through Certificates, Series 2000-2, Class A-1, 7.707%, 10/02/2022(b)	94,366
18,800	Continental Airlines Pass Through Certificates, Series 2000-2, Class B, 8.307%, 10/02/2019	18,800
296,461	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.750%, 10/11/2023	300,751
1,150,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	1,152,875
1,080,619	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	1,114,702
210,598	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	222,707
1,834,985	US Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 5/15/2023	1,890,034
1,750,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	1,795,850
87,120	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	88,882
92,709	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	93,950

		12,362,831

	Automotive – 0.8%
2,090,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,246,750
3,505,000	Lear Corp., 5.375%, 3/15/2024	3,675,944

		5,922,694

	Banking – 0.8%
$915,000	Bank of America Corp., Series K, 3-month LIBOR + 3.630%, 5.397%(a)(c)	915,000
495,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	457,682
160,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%(c)	189,400
3,545,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	3,557,568
105,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(c)	130,890
85,000	Royal Bank of Scotland Group PLC, Series U, 3-month LIBOR + 2.320%, 4.622%(a)(c)	85,637

		5,336,177

	Brokerage – 0.3%
350,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.250%, 8/15/2024, 144A	345,415
1,615,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,756,045

		2,101,460

	Building Materials – 0.2%
1,515,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	1,519,166
178,000	Masco Corp., 6.500%, 8/15/2032	206,236

		1,725,402

	Cable Satellite – 2.4%
125,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	125,812
60,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	60,075
1,865,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	1,770,631
70,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	68,950
2,215,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	2,248,225
300,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	300,000
3,215,000	CSC Holdings LLC, 5.250%, 6/01/2024	3,058,269
2,205,000	DISH DBS Corp., 5.000%, 3/15/2023	1,981,744
2,686,000	DISH DBS Corp., 5.875%, 11/15/2024	2,393,897
1,720,000	DISH DBS Corp., 7.750%, 7/01/2026	1,612,930
170,000	Time Warner Cable LLC, 4.500%, 9/15/2042	147,237
2,935,000	Ziggo Secured Finance BV, 5.500%, 1/15/2027, 144A	2,758,049

		16,525,819

	Chemicals – 2.3%
1,025,000	Aruba Investments, Inc., 8.750%, 2/15/2023, 144A	1,063,438
4,738,000	Hercules LLC, 6.500%, 6/30/2029(d)(e)	4,803,147
2,564,000	Hexion, Inc., 7.875%, 2/15/2023(d)(e)	1,865,310
2,641,000	Hexion, Inc., 9.200%, 3/15/2021(d)(e)	1,931,759
3,190,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	2,442,966

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Chemicals – continued
$1,090,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 10.500%, 4/15/2023, 144A	$1,209,900
2,971,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	2,984,964

		16,301,484

	Construction Machinery – 0.8%
330,000	United Rentals North America, Inc., 4.875%, 1/15/2028	318,450
1,370,000	United Rentals North America, Inc., 5.500%, 7/15/2025	1,402,538
2,320,000	United Rentals North America, Inc., 5.750%, 11/15/2024	2,415,236
1,140,000	United Rentals North America, Inc., 5.875%, 9/15/2026	1,185,600

		5,321,824

	Consumer Cyclical Services – 0.3%
1,902,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	2,049,405

	Electric – 1.4%
455,000	AES Corp. (The), 4.875%, 5/15/2023	462,962
185,000	AES Corp. (The), 5.500%, 4/15/2025	191,642
340,000	Dynegy, Inc., 5.875%, 6/01/2023	348,568
210,000	Dynegy, Inc., 7.625%, 11/01/2024	226,538
4,415,000	Dynegy, Inc., 8.125%, 1/30/2026, 144A	4,873,056
1,100,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	1,129,324
2,430,000	NRG Energy, Inc., 7.250%, 5/15/2026	2,570,454

		9,802,544

	Finance Companies – 2.7%
1,000,000	AGFC Capital Trust I, 3-month LIBOR + 1.750%, 3.472%, 1/15/2067, 144A(a)	510,000
240,000	International Lease Finance Corp., 4.625%, 4/15/2021	247,714
60,000	International Lease Finance Corp., 6.250%, 5/15/2019	62,059
300,000	International Lease Finance Corp., 8.250%, 12/15/2020	333,469
1,190,000	iStar, Inc., 5.000%, 7/01/2019	1,193,772
1,900,000	iStar, Inc., 6.500%, 7/01/2021	1,940,375
1,984,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	2,018,641
1,365,000	Navient Corp., MTN, 6.125%, 3/25/2024	1,359,881
325,000	Navient LLC, MTN, 7.250%, 1/25/2022	343,281
5,550,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(d)(e)	4,856,250
3,205,000	Springleaf Finance Corp., 5.250%, 12/15/2019	3,269,100
1,725,000	Springleaf Finance Corp., 6.875%, 3/15/2025	1,731,469
805,000	Springleaf Finance Corp., 8.250%, 10/01/2023	869,400

		18,735,411

	Government Owned – No Guarantee – 0.2%
900,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	785,250
75,000(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)	392,576

		1,177,826

	Healthcare – 6.5%
250,000	CHS/Community Health Systems, Inc., 5.125%, 8/01/2021	232,500
770,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	445,638
2,825,000	HCA, Inc., 5.875%, 5/01/2023	2,923,875
1,065,000	HCA, Inc., 7.050%, 12/01/2027	1,126,238
4,660,000	HCA, Inc., 7.500%, 11/06/2033	5,091,050
620,000	HCA, Inc., 7.690%, 6/15/2025	683,550
375,000	HCA, Inc., 8.360%, 4/15/2024	428,438
2,945,000	HCA, Inc., MTN, 7.580%, 9/15/2025	3,228,456
3,875,000	HCA, Inc., MTN, 7.750%, 7/15/2036	4,262,500
1,465,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020	1,551,069
1,885,000	Kindred Healthcare, Inc., 8.750%, 1/15/2023	1,993,387
4,745,000	Tenet Healthcare Corp., 5.125%, 5/01/2025, 144A	4,561,131
4,690,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	4,590,337
10,334,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	9,403,940
910,000	Tenet Healthcare Corp., 7.000%, 8/01/2025, 144A	895,213
1,395,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	1,454,287
2,554,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	2,593,958

		45,465,567

	Home Construction – 1.8%
2,820,000	Beazer Homes USA, Inc., 5.875%, 10/15/2027	2,612,025
15,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	15,506
2,205,000	Beazer Homes USA, Inc., 8.750%, 3/15/2022	2,375,888
882,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(d)(e)	797,451
3,060,000	Lennar Corp., 4.500%, 6/15/2019	3,071,475
400,000	PulteGroup, Inc., 6.000%, 2/15/2035	405,000
2,425,000	TRI Pointe Group, Inc., 4.875%, 7/01/2021	2,440,884
1,000,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	1,014,700

		12,732,929

	Independent Energy – 11.0%
530,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	514,546
480,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	460,672
2,840,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	3,067,200

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Independent Energy – continued
$470,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	$439,450
870,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	765,600
4,910,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	4,005,578
647,000	California Resources Corp., 5.500%, 9/15/2021	498,714
106,000	California Resources Corp., 6.000%, 11/15/2024	64,764
4,845,000	California Resources Corp., 8.000%, 12/15/2022, 144A	3,803,325
1,000,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	925,000
2,835,000	Chesapeake Energy Corp., 8.000%, 1/15/2025, 144A	2,742,862
3,795,000	Chesapeake Energy Corp., 8.000%, 6/15/2027, 144A	3,624,225
1,885,000	Continental Resources, Inc., 3.800%, 6/01/2024	1,814,313
2,095,000	Continental Resources, Inc., 4.500%, 4/15/2023	2,118,569
2,345,000	Continental Resources, Inc., 5.000%, 9/15/2022	2,377,244
6,850,000	Eclipse Resources Corp., 8.875%, 7/15/2023	6,464,687
551,000	Halcon Resources Corp., 6.750%, 2/15/2025	541,358
3,690,000	Lonestar Resources America, Inc., 11.250%, 1/01/2023, 144A	3,680,775
1,270,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	1,060,450
9,165,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	7,561,125
1,075,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(b)(e)(f)(g)	—
400,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(b)(e)(f)(g)	—
565,000	QEP Resources, Inc., 5.250%, 5/01/2023	543,835
340,000	Range Resources Corp., 5.000%, 8/15/2022	328,950
5,620,000	Rex Energy Corp., 8.000%, 10/01/2020(d)(e)	1,601,700
538,000	RSP Permian, Inc., 6.625%, 10/01/2022	562,205
1,540,000	Sanchez Energy Corp., 6.125%, 1/15/2023	1,123,238
1,270,000	SM Energy Co., 5.000%, 1/15/2024	1,177,925
1,045,000	SM Energy Co., 5.625%, 6/01/2025	990,138
572,000	SM Energy Co., 6.125%, 11/15/2022	572,000
145,000	SM Energy Co., 6.500%, 11/15/2021	145,906
1,000,000	SM Energy Co., 6.500%, 1/01/2023	992,500
2,495,000	Southwestern Energy Co., 4.100%, 3/15/2022	2,388,962
6,345,000	Southwestern Energy Co., 6.700%, 1/23/2025	6,157,822
5,425,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	5,058,812

	Independent Energy – continued
4,395,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	4,438,862
2,265,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	2,287,922
2,011,000	Whiting Petroleum Corp., 6.625%, 1/15/2026, 144A	2,026,082

		76,927,316

	Life Insurance – 0.4%
1,530,000	MetLife, Inc., 10.750%, 8/01/2069	2,402,100
280,000	MetLife, Inc., (fixed rate to 4/08/2038, variable rate thereafter), 9.250%, 4/08/2068, 144A	380,800

		2,782,900

	Media Entertainment – 1.1%
5,255,000	Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3/15/2020	5,248,431
1,000,000	iHeartCommunications, Inc., 9.000%, 3/01/2021(g)	786,250
1,890,000	iHeartCommunications, Inc., 9.000%, 9/15/2022(g)	1,483,650
345,000	R.R. Donnelley & Sons Co., 7.625%, 6/15/2020	363,009

		7,881,340

	Metals & Mining – 4.7%
4,146,853	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(b)(e)(f)(g)(h)	1,659
500,000	AK Steel Corp., 7.625%, 10/01/2021	512,500
2,520,000	Allegheny Technologies, Inc., 7.875%, 8/15/2023	2,740,500
3,000,000	ArcelorMittal, 5.500%, 8/05/2020	3,112,500
1,880,000	Barrick Gold Corp., 5.250%, 4/01/2042	2,048,015
4,530,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	4,530,000
200,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	197,000
12,000,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	11,036,400
3,960,000	Hecla Mining Co., 6.875%, 5/01/2021	4,034,250
4,000,000	United States Steel Corp., 6.650%, 6/01/2037	3,920,000
750,000	United States Steel Corp., 7.375%, 4/01/2020	796,875

		32,929,699

	Midstream – 2.0%
800,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022, 144A	814,000
5,415,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	5,629,386
2,545,000	Gibson Energy, Inc., 5.375%, 7/15/2022, 144A, (CAD)	1,992,679
200,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	190,500
50,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	49,875
3,465,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	3,477,994

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Midstream – continued
$870,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(c)	$886,278
764,273	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	797,924

		13,838,636

	Non-Agency Commercial Mortgage-Backed Securities – 0.0%
50,063	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.826%, 8/10/2045(i)	50,486

	Oil Field Services – 2.4%
1,805,000	Ensco PLC, 7.750%, 2/01/2026	1,656,088
2,035,000	Noble Holding International Ltd., 7.750%, 1/15/2024	1,887,462
250,000	Noble Holding International Ltd., 7.875%, 2/01/2026, 144A	246,250
6,050,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	5,238,271
965,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	967,413
5,107,500	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	5,196,881
2,075,000	Transocean, Inc., 6.800%, 3/15/2038	1,618,500

		16,810,865

	Packaging – 0.3%
335,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.000%, 6/30/2021, 144A	341,700
1,830,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	1,894,050

		2,235,750

	Property & Casualty Insurance – 0.1%
1,920,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 12.982%, 1/15/2033, 144A(a)(j)	825,600

	Railroads – 0.0%
30,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(d)(e)	30,000

	REITs – Health Care – 0.3%
1,815,000	MPT Operating Partnership LP/MPT Finance Corp., 5.000%, 10/15/2027	1,779,245

	Retailers – 1.5%
928,000	Foot Locker, Inc., 8.500%, 1/15/2022	1,069,520
500,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	503,900
16,000	J.C. Penney Corp., Inc., 5.650%, 6/01/2020	16,400
165,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	102,300
88,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	93,390
3,005,000	Nine West Holdings, Inc., 6.125%, 11/15/2034(d)(e)	300,500

	Retailers – continued
$4,555,000	TRU Taj LLC/TRU Taj Finance, Inc., 11.000%, 1/22/2019, 144A(d)(e)	$4,719,982
4,499,000	TRU Taj LLC/TRU Taj Finance, Inc., 12.000%, 8/15/2021, 144A(d)(e)	3,475,478

		10,281,470

	Supermarkets – 3.3%
655,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025	558,584
330,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024	295,763
6,415,000	New Albertsons LP, 7.450%, 8/01/2029	5,132,000
2,865,000	New Albertsons LP, 7.750%, 6/15/2026	2,463,900
10,075,000	New Albertsons LP, 8.000%, 5/01/2031	8,261,500
5,625,000	New Albertsons LP, 8.700%, 5/01/2030	4,964,062
1,150,000	New Albertsons LP, Series C, MTN, 6.625%, 6/01/2028	885,500
155,000	Safeway, Inc., 7.250%, 2/01/2031	125,550

		22,686,859

	Technology – 0.7%
874,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	917,700
3,420,000	Amkor Technology, Inc., 6.375%, 10/01/2022	3,514,050
263,000	Micron Technology, Inc., 5.500%, 2/01/2025	272,863

		4,704,613

	Transportation Services – 0.5%
3,285,000	APL Ltd., 8.000%, 1/15/2024(d)(e)	3,186,450

	Treasuries – 6.5%
350,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(k)	423,089
270,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(k)	286,907
170,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(k)	183,954
40,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2037, (EUR)(k)	43,105
490,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(k)	515,935
635,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2039, (EUR)(k)	669,384

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Treasuries – continued
60,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2040, (EUR)(k)	$63,012
1,540,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(k)	1,620,698
24,750,000	Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	208,859
50,205,000	Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	403,353
110,000(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	619,128
310,000(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	1,726,141
1,595,000(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	9,089,658
75,000(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	447,442
490,000(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	3,091,959
15,955,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	11,879,297
1,575,000	Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	216,650
2,260,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	300,274
4,170,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	1,389,806
12,000,000	U.S. Treasury Note, 1.000%, 11/30/2018	11,919,375

		45,098,026

	Wireless – 1.9%
29,970,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	1,522,832
11,170,000	Sprint Capital Corp., 6.875%, 11/15/2028	10,416,025
215,000	Sprint Capital Corp., 8.750%, 3/15/2032	224,675
605,000	Sprint Communications, Inc., 6.000%, 11/15/2022	593,656
760,000	Sprint Corp., 7.125%, 6/15/2024	741,000

		13,498,188

	Wirelines – 7.2%
11,550,000	CB Escrow Corp., 8.000%, 10/15/2025, 144A	10,755,937
205,000	CenturyLink, Inc., 5.625%, 4/01/2025	185,013
1,495,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	1,288,077
1,555,000	CenturyLink, Inc., Series U, 7.650%, 3/15/2042	1,317,862

	Wirelines – continued
385,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	373,450
2,460,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	2,201,700
3,705,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	3,278,925
1,945,000	Frontier Communications Corp., 6.875%, 1/15/2025	1,149,981
465,000	Frontier Communications Corp., 7.000%, 11/01/2025	244,637
1,740,000	Frontier Communications Corp., 7.125%, 1/15/2023	1,173,961
4,851,000	Frontier Communications Corp., 7.875%, 1/15/2027	2,522,520
902,000	Frontier Communications Corp., 8.750%, 4/15/2022	701,305
860,000	Frontier Communications Corp., 9.000%, 8/15/2031	522,450
940,000	Frontier Communications Corp., 11.000%, 9/15/2025	704,412
1,160,000	Level 3 Parent LLC, 5.750%, 12/01/2022	1,157,100
800,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	720,000
1,385,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	1,384,363
5,332,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	4,798,800
645,000	Qwest Corp., 7.250%, 9/15/2025	695,905
1,407,000	Qwest Corp., 7.250%, 10/15/2035	1,392,288
2,213,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	2,295,324
1,550,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,681,750
2,595,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 8.250%, 10/15/2023	2,452,275
4,795,000	Windstream Services LLC/Windstream Finance Corp., 7.500%, 4/01/2023	3,391,599
4,090,000	Windstream Services LLC/Windstream Finance Corp., 7.750%, 10/15/2020	3,415,150
1,044,000	Windstream Services LLC/Windstream Finance Corp., 8.750%, 12/15/2024, 144A	619,186

		50,423,970

	Total Non-Convertible Bonds
	(Identified Cost $473,499,671)	471,529,178

Convertible Bonds – 6.1%

	Aerospace & Defense – 0.3%
1,895,000	Arconic, Inc., 1.625%, 10/15/2019	1,991,211

	Building Materials – 0.1%
685,000	KB Home, 1.375%, 2/01/2019	775,334

	Cable Satellite – 2.0%
3,815,000	DISH Network Corp., 2.375%, 3/15/2024	3,373,570

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Cable Satellite – continued
$10,970,000	DISH Network Corp., 3.375%, 8/15/2026	$10,566,304

		13,939,874

	Diversified Manufacturing – 0.2%
1,245,000	Trinity Industries, Inc., 3.875%, 6/01/2036	1,696,793

	Finance Companies – 0.1%
390,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044	459,874

	Healthcare – 0.2%
1,560,000	Evolent Health, Inc., 2.000%, 12/01/2021	1,566,149

	Leisure – 0.4%
3,000,000	Rovi Corp., 0.500%, 3/01/2020	2,890,890

	Midstream – 0.7%
4,030,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	3,470,233
1,340,000	SM Energy Co., 1.500%, 7/01/2021	1,264,960

		4,735,193

	Pharmaceuticals – 0.1%
225,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	211,219
310,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	341,388
750,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	600,937

		1,153,544

	REITs – Mortgage – 0.1%
570,000	iStar, Inc., 3.125%, 9/15/2022, 144A	542,364

	Technology – 1.9%
235,000	Finisar Corp., 0.500%, 12/15/2036	211,126
40,426	Liberty Interactive LLC, 3.500%, 1/15/2031	44,483
10,305,000	Nuance Communications, Inc., 1.000%, 12/15/2035	9,802,322
1,170,000	Nuance Communications, Inc., 1.250%, 4/01/2025, 144A	1,157,270
1,009,000	Nuance Communications, Inc., 1.500%, 11/01/2035	1,028,210
830,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	847,960

		13,091,371

	Total Convertible Bonds
	(Identified Cost $43,325,614)	42,842,597

Municipals – 0.4%

	District of Columbia – 0.1%
540,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	750,341

	Puerto Rico – 0.3%
4,260,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035(g)	1,810,500

	Total Municipals
	(Identified Cost $4,128,262)	2,560,841

	Total Bonds and Notes
	(Identified Cost $520,953,547)	516,932,616

Loan Participations – 0.1%

	ABS Other – 0.1%
456,267	Rise Ltd., Series 2014-1, Class B, 6.500%, 2/15/2039(b)(f)(i) (Identified Cost $459,689)	453,986

Senior Loans – 0.4%

	Chemicals – 0.2%
1,610,000	Houghton International, Inc., New 2nd Lien Term Loan, 1-month LIBOR + 8.500%, 10.377%, 12/20/2020(a)	1,610,000

	Financial Other – 0.1%
717,800	DBRS Ltd., Term Loan, 3-month LIBOR + 5.250%, 7.234%, 3/04/2022(a)	722,286

	Oil Field Services – 0.0%
154,366	Petroleum Geo-Services ASA, New Term Loan B, 3-month LIBOR + 2.500%, 4.802%, 3/19/2021(a)	146,359

	Retailers – 0.1%
291,962	Toys “R” Us Property Co. I LLC, New Term Loan B, 1-month LIBOR + 5.000%, 6.877%, 8/21/2019(a)(d)(e)(g)	239,514

	Technology – 0.0%
128,399	IQOR U.S., Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.750%, 10.445%, 4/01/2022(a)	123,135

	Transportation Services – 0.0%
116,753	OSG Bulk Ships, Inc., OBS Term Loan, 3-month LIBOR + 4.250%, 6.040%, 8/05/2019(a)	112,082

	Total Senior Loans
	(Identified Cost $2,983,811)	2,953,376

Shares

Common Stocks – 6.5%

	Automobiles – 1.4%
876,900	Ford Motor Co.	9,716,052

	Electronic Equipment, Instruments & Components – 4.4%
1,119,766	Corning, Inc.	31,219,076

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Media – 0.0%
2,154	Dex Media, Inc.(j)(l)	$18,417

	Oil, Gas & Consumable Fuels – 0.1%
2,846	Chesapeake Energy Corp.(j)	8,595
588	Frontera Energy Corp.(j)	16,435
11,182	Paragon Offshore Ltd., Litigation Units, Class A(j)(l)	11,931
16,773	Paragon Offshore Ltd., Litigation Units, Class B(j)(l)	494,803

		531,764

	Pharmaceuticals – 0.6%
64,900	Bristol-Myers Squibb Co.	4,104,925

	Total Common Stocks
	(Identified Cost $27,284,639)	45,590,234

Preferred Stocks – 1.8%

Convertible Preferred Stocks – 1.6%

	Banking – 0.0%
138	Wells Fargo & Co., Series L, Class A, 7.500%	178,020

	Communications – 0.0%
1,120	Cincinnati Bell, Inc., Series B, 6.750%	54,790

	Energy – 0.8%
113,814	El Paso Energy Capital Trust I, 4.750%	5,378,850

	Midstream – 0.4%
12,537	Chesapeake Energy Corp., 5.000%	680,916
3,000	Chesapeake Energy Corp., 5.750%, 144A	1,697,850
30	Chesapeake Energy Corp., 5.750%	16,979
513	Chesapeake Energy Corp., 5.750%	293,051
160	Chesapeake Energy Corp., Series A, 5.750%, 144A	91,400

		2,780,196

	REITs – Mortgage – 0.4%
57,674	iStar, Inc., Series J, 4.500%	2,626,624

	Total Convertible Preferred Stocks
	(Identified Cost $11,813,672)	11,018,480

Non-Convertible Preferred Stocks – 0.2%

	Banking – 0.1%
18,000	Bank of America Corp., 6.375%	460,080

	Finance Companies – 0.0%
2,575	iStar, Inc., Series G, 7.650%	63,602

	Home Construction – 0.1%
96,887	Hovnanian Enterprises, Inc., 7.625%(j)	688,867

	REITs – Warehouse/Industrials – 0.0%
3,363	ProLogis, Inc., Series Q, 8.540%	218,142

	Total Non-Convertible Preferred Stocks
	(Identified Cost $1,172,979)	1,430,691

	Total Preferred Stocks
	(Identified Cost $12,986,651)	12,449,171

Principal Amount (‡)

Short-Term Investments – 15.6%
$7,090,000	Federal Home Loan Bank Discount Notes, 1.560%, 5/21/2018(m)	7,073,594
35,000,000	Federal Home Loan Bank Discount Notes, 1.445%, 5/10/2018(m)	34,937,210
32,910,000	Federal National Mortgage Association Discount Notes, 1.510%, 5/21/2018(m)	32,833,846
14,010,396	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2018 at 0.900% to be repurchased at $14,011,797 on 4/02/2018 collateralized by $14,565,000 U.S. Treasury Note, 2.250% due 1/31/2024 valued at $14,294,528 including accrued interest (Note 2 of Notes to Financial Statements)	14,010,396
20,000,000	U.S. Treasury Bills, 1.455%-1.456%, 5/03/2018(m)(n)	19,972,002

	Total Short-Term Investments
	(Identified Cost $108,845,356)	108,827,048

	Total Investments – 98.5%
	(Identified Cost $673,513,693)	687,206,431
	Other assets less liabilities—1.5%	10,128,744

	Net Assets – 100.0%	$697,335,175

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Variable rate security. Rate as of March 31, 2018 is disclosed.
(b)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(c)	Perpetual bond with no specified maturity date.
(d)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2018, the value of these securities amounted to $27,807,541 or 4.0% of net assets. See Note 2 of Notes to Financial Statements.
(e)	Illiquid security.
(f)	Fair valued by the Fund’s adviser. At March 31, 2018, the value of these securities amounted to $455,645 or 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(i)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2018 is disclosed.
(j)	Non-income producing security.
(k)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(l)	Securities subject to restriction on resale. At March 31, 2018, the restricted securities held by the Fund are as follows:

	Acquisition Date	Cost	Value	% of Net Assets
Dex Media, Inc.	August 12, 2016	$10,493	$18,417	Less than 0.1%
Paragon Offshore Ltd., Litigation Units Class A	July 18, 2017	85,478	11,931	Less than 0.1%
Paragon Offshore Ltd., Litigation Units Class B	July 18, 2017	1,709,463	494,803	0.1%

(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(n)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the value of Rule 144A holdings amounted to $126,842,438 or 18.2% of net assets.
ABS	Asset-Backed Securities
GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Industry Summary at March 31, 2018 (Unaudited)

Independent Energy	11.0%
Wirelines	7.2
Healthcare	6.7
Treasuries	6.5
Metals & Mining	4.7
Electronic Equipment, Instruments & Components	4.4
Cable Satellite	4.4
Supermarkets	3.3
Midstream	3.1
Finance Companies	2.8
Technology	2.6
Chemicals	2.5
Oil Field Services	2.4
Other Investments, less than 2% each	21.3
Short-Term Investments	15.6

Total Investments	98.5
Other assets less liabilities	1.5

Net Assets	100.0%

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 67.5% of Net Assets

Non-Convertible Bonds – 65.8%

	ABS Home Equity – 0.0%
$21,421	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 3.491%, 7/25/2035(a)(b)(c)	$19,732

	ABS Other – 2.9%
2,691,010	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(b)(d)(e)	2,660,064
8,166,233	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A	8,402,173
524,799	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A(b)	518,935
259,506	Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.266%, 1/15/2043, 144A	253,837

		11,835,009

	Aerospace & Defense – 0.3%
480,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	507,168
410,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	622,368

		1,129,536

	Airlines – 1.6%
263,225	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	271,122
465,139	American Airlines Pass Through Trust, Series 2013-1 Class A, 4.000%, 1/15/2027	467,995
66,807	Continental Airlines Pass Through Certificates, Series 2000-2, Class A-1, 7.707%, 10/02/2022(b)	71,684
65,814	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	68,117
74,971	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	76,966
839,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	839,000
597,444	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	639,390
606,187	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	674,989
1,231,709	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	1,302,803
591,335	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020(b)	599,093
408,573	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	455,518

	Airlines – continued
807,927	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	832,731

		6,299,408

	Automotive – 3.0%
840,000	Cummins, Inc., 5.650%, 3/01/2098	928,819
10,935,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	10,872,418
540,000	General Motors Co., 5.200%, 4/01/2045	525,364

		12,326,601

	Banking – 7.4%
2,875,000	Ally Financial, Inc., 4.125%, 2/13/2022	2,860,625
800,000	Bank of America Corp., 5.490%, 3/15/2019	818,720
809,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023, 144A	793,514
1,586,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028, 144A	1,519,225
400,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	402,803
683,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	677,088
1,045,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	785,843
6,050,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	4,795,623
660,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	688,182
4,110,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	4,130,421
665,000	Morgan Stanley, 2.500%, 1/24/2019	663,815
615,000	Morgan Stanley, 3.950%, 4/23/2027	598,811
1,215,000	Morgan Stanley, 4.350%, 9/08/2026	1,223,662
840,000	Morgan Stanley, 5.750%, 1/25/2021	895,208
2,202,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	2,543,211
420,000	National City Bank of Indiana, 4.250%, 7/01/2018	421,655
905,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	964,079
2,695,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	2,854,849
304,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	374,426
1,500,000	Societe Generale S.A., EMTN, (fixed rate to 6/16/2018, variable rate thereafter), 8.875%, (GBP)(f)	2,125,546

		30,137,306

	Brokerage – 1.2%
3,223,000	Jefferies Group LLC, 5.125%, 1/20/2023	3,410,492
934,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,015,570
437,000	Jefferies Group LLC, 6.450%, 6/08/2027	493,670

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Brokerage – continued
$80,000	Jefferies Group LLC, 6.875%, 4/15/2021	$87,213

		5,006,945

	Building Materials – 0.4%
269,000	Masco Corp., 6.500%, 8/15/2032	311,671
133,000	Masco Corp., 7.750%, 8/01/2029	168,385
992,000	Owens Corning, 7.000%, 12/01/2036	1,269,800

		1,749,856

	Cable Satellite – 0.1%
15,000	Cox Communications, Inc., 4.800%, 2/01/2035, 144A	14,720
185,000	Time Warner Cable LLC, 5.500%, 9/01/2041	183,803

		198,523

	Chemicals – 0.8%
2,995,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	2,990,807
140,000	Methanex Corp., 5.250%, 3/01/2022	144,863

		3,135,670

	Collateralized Mortgage Obligations – 0.1%
475,840	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035	516,580
2,362	Federal National Mortgage Association, REMIC, Series 1990-48, Class H, 7.000%, 4/25/2020(b)(c)	2,401

		518,981

	Consumer Products – 0.1%
459,000	Hasbro, Inc., 6.600%, 7/15/2028	528,488

	Diversified Manufacturing – 0.1%
65,000	General Electric Co., GMTN, 3.100%, 1/09/2023	63,678
286,000	General Electric Co., Series A, MTN, 3-month LIBOR + 0.300%, 2.022%, 5/13/2024(g)	272,481

		336,159

	Electric – 2.2%
985,000	Allegheny Energy Supply Co. LLC, 6.750%, 10/15/2039, 144A(d)(e)	1,431,421
797,453	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034(d)(e)	246,485
2,581,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	2,649,804
450,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	836,131
1,322,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	1,552,597
531,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	672,548
875,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,670,106

		9,059,092

	Finance Companies – 2.6%
889,000	International Lease Finance Corp., 4.625%, 4/15/2021	917,573
2,080,000	International Lease Finance Corp., 6.250%, 5/15/2019	2,151,392
875,000	Navient Corp., MTN, 6.125%, 3/25/2024	871,719
4,297,000	Navient LLC, 5.500%, 1/25/2023	4,221,802
159,000	Navient LLC, MTN, 5.500%, 1/15/2019	160,749
507,000	Navient LLC, MTN, 7.250%, 1/25/2022	535,519
983,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(d)(e)	860,125
611,000	Springleaf Finance Corp., 5.250%, 12/15/2019	623,220

		10,342,099

	Government Owned – No Guarantee – 0.5%
780,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	882,010
705,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	691,816
625,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	545,313

		2,119,139

	Health Insurance – 0.0%
13,000	Cigna Corp., 7.875%, 5/15/2027	16,480

	Healthcare – 0.6%
649,000	Boston Scientific Corp., 6.000%, 1/15/2020	681,034
1,520,000	HCA, Inc., 4.500%, 2/15/2027	1,466,800
42,000	HCA, Inc., 5.875%, 3/15/2022	44,257
232,000	HCA, Inc., MTN, 7.750%, 7/15/2036	255,200

		2,447,291

	Home Construction – 0.9%
2,536,000	PulteGroup, Inc., 6.000%, 2/15/2035	2,567,700
1,105,000	PulteGroup, Inc., 6.375%, 5/15/2033	1,154,725

		3,722,425

	Hybrid ARMs – 0.0%
13,243	FNMA, 6-month LIBOR + 1.512%, 3.265%, 2/01/2037(g)	13,685
25,270	FNMA, 12-month LIBOR + 1.882%, 3.644%, 9/01/2036(g)	26,656

		40,341

	Independent Energy – 1.2%
46,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	47,380
42,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	43,365
450,000	Continental Resources, Inc., 3.800%, 6/01/2024	433,125
80,000	Continental Resources, Inc., 4.500%, 4/15/2023	80,900
2,277,000	EQT Corp., 8.125%, 6/01/2019	2,411,325
1,805,000	Noble Energy, Inc., 3.900%, 11/15/2024	1,804,072

		4,820,167

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Integrated Energy – 0.1%
$500,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	$528,320

	Life Insurance – 2.6%
50,000	American International Group, Inc., 4.125%, 2/15/2024	50,737
71,000	American International Group, Inc., 4.875%, 6/01/2022	74,879
1,788,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	2,025,262
1,898,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(d)(e)	3,076,147
1,989,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(d)(e)	2,353,461
2,190,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	2,925,353

		10,505,839

	Local Authorities – 0.5%
2,407,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	1,875,650

	Media Entertainment – 0.6%
182,000	21st Century Fox America, Inc., 8.150%, 10/17/2036	268,650
18,220,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	758,702
50,000	Viacom, Inc., 4.375%, 3/15/2043	44,806
845,000	Viacom, Inc., 5.250%, 4/01/2044	855,250
305,000	Viacom, Inc., 5.850%, 9/01/2043	328,820

		2,256,228

	Metals & Mining – 0.8%
1,750,000	ArcelorMittal, 7.000%, 3/01/2041	2,034,375
387,000	ArcelorMittal, 7.250%, 10/15/2039	457,627
873,000	Worthington Industries, Inc., 6.500%, 4/15/2020	931,456

		3,423,458

	Midstream – 2.0%
159,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	170,925
750,000	Enable Midstream Partners LP, 5.000%, 5/15/2044	702,784
515,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	665,399
1,330,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	1,292,668
152,000	Florida Gas Transmission Co. LLC, 7.900%, 5/15/2019, 144A	160,325
607,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	649,440
3,760,000	ONEOK Partners LP, 4.900%, 3/15/2025	3,924,942
55,000	ONEOK Partners LP, 6.200%, 9/15/2043	64,136
35,000	Plains All American Pipeline LP / PAA Finance Corp., 2.850%, 1/31/2023	33,015

	Midstream – continued
500,000	Williams Partners LP, 3.350%, 8/15/2022	490,844

		8,154,478

	Mortgage Related – 0.0%
47	FHLMC, 10.000%, with various maturities in 2018(h)	46
223	FNMA, 6.000%, 12/01/2018	248

		294

	Non-Agency Commercial Mortgage-Backed Securities – 0.8%
265,298	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	205,616
3,515,000	Original Wempi, Inc., Series B1, 4.309%, 2/13/2024, (CAD)	2,789,219
94,890	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.686%, 3/15/2044, 144A(a)	83,036

		3,077,871

	Packaging – 0.4%
1,660,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	1,718,100

	Paper – 0.3%
704,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	908,022
175,000	WestRock MWV LLC, 7.550%, 3/01/2047(d)(e)	233,003
133,000	WestRock MWV LLC, 8.200%, 1/15/2030	179,160

		1,320,185

	Property & Casualty Insurance – 0.9%
87,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 12.982%, 1/15/2033, 144A(g)(i)	37,410
1,640,000	Old Republic International Corp., 4.875%, 10/01/2024	1,729,300
1,530,000	XLIT Ltd., 6.250%, 5/15/2027	1,759,638

		3,526,348

	REITs – Office Property – 0.2%
816,000	Highwoods Realty LP, 7.500%, 4/15/2018	817,284

	REITs – Single Tenant – 0.0%
109,000	Realty Income Corp., 5.750%, 1/15/2021	115,821

	Retailers – 0.0%
66,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	40,920

	Sovereigns – 1.7%
2,806,000	U.S. Department of Housing and Urban Development, 1.980%, 8/01/2020	2,770,981
1,851,000	U.S. Department of Housing and Urban Development, 2.350%, 8/01/2021	1,836,932

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Sovereigns – continued
$2,244,000	U.S. Department of Housing and Urban Development, 2.450%, 8/01/2022	$2,216,691

		6,824,604

	Supermarkets – 0.7%
171,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	194,114
304,000	New Albertsons LP, 7.450%, 8/01/2029	243,200
230,000	New Albertsons LP, 7.750%, 6/15/2026	197,800
987,000	New Albertsons LP, 8.000%, 5/01/2031	809,340
167,000	New Albertsons LP, 8.700%, 5/01/2030	147,377
65,000	New Albertsons LP, Series C, MTN, 6.625%, 6/01/2028	50,050
1,063,000	SUPERVALU, Inc., 6.750%, 6/01/2021	1,047,055

		2,688,936

	Technology – 0.3%
990,000	KLA-Tencor Corp., 5.650%, 11/01/2034	1,101,293
190,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	217,715

		1,319,008

	Transportation Services – 0.2%
76,000	APL Ltd., 8.000%, 1/15/2024(d)(e)	73,720
717,000	ERAC USA Finance LLC, 6.700%, 6/01/2034, 144A	885,023

		958,743

	Treasuries – 22.0%
30,366,000	Canadian Government International Bond, 0.750%, 9/01/2020, (CAD)	22,970,777
26,800,000	Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)	20,813,866
51,425,000	Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	433,963
87,450,000	Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	702,583
255,000(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	1,435,252
265,000(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	1,475,572
737,400(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	4,202,328
175,000(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	1,044,032
1,165,000(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	7,351,291

	Treasuries – continued
1,675,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	1,247,121
10,896,000	Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	1,498,807
15,641,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	2,078,137
3,986,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	1,214,955
13,000,000	U.S. Treasury Note, 0.750%, 4/30/2018	12,991,513
5,000,000	U.S. Treasury Note, 0.750%, 9/30/2018	4,970,898
5,000,000	U.S. Treasury Note, 1.250%, 6/30/2019	4,942,188

		89,373,283

	Wireless – 0.2%
10,630,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	540,130
178,000	Sprint Capital Corp., 6.875%, 11/15/2028	165,985
66,000	Sprint Communications, Inc., 6.000%, 11/15/2022	64,763
25,000	Sprint Corp., 7.125%, 6/15/2024	24,375

		795,253

	Wirelines – 5.5%
1,860,000	AT&T, Inc., 3.950%, 1/15/2025	1,858,844
3,622,000	AT&T, Inc., 4.300%, 2/15/2030, 144A	3,601,311
1,518,000	BellSouth Telecommunications LLC, 5.850%, 11/15/2045	1,592,291
186,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	168,330
1,719,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	1,481,073
926,000	Embarq Corp., 7.995%, 6/01/2036	872,755
380,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	385,700
1,856,000	Qwest Corp., 6.875%, 9/15/2033	1,766,262
1,117,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,158,552
300,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	483,257
1,000,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	1,662,592
400,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	690,080
6,725,000	Verizon Communications, Inc., 2.450%, 11/01/2022	6,459,155

		22,180,202

	Total Non-Convertible Bonds
	(Identified Cost $271,385,269)	267,290,073

Convertible Bonds – 1.1%

	REITs – Mortgage – 0.1%
320,000	iStar, Inc., 3.125%, 9/15/2022, 144A	304,485

	Technology – 1.0%
2,615,000	Booking Holdings, Inc., 0.900%, 9/15/2021	3,263,782
380,000	Nuance Communications, Inc., 1.000%, 12/15/2035	361,464

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Technology – continued
$285,000	Nuance Communications, Inc., 1.250%, 4/01/2025, 144A	$281,899
10,000	Nuance Communications, Inc., 1.500%, 11/01/2035	10,190

		3,917,335

	Total Convertible Bonds
	(Identified Cost $3,486,294)	4,221,820

Municipals – 0.6%

	Illinois – 0.1%
315,000	State of Illinois, 5.100%, 6/01/2033	295,259

	Michigan – 0.2%
700,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	696,297

	Virginia – 0.3%
1,595,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	1,505,919

	Total Municipals
	(Identified Cost $2,537,131)	2,497,475

	Total Bonds and Notes
	(Identified Cost $277,408,694)	274,009,368

Shares

Common Stocks – 5.5%

	Aerospace & Defense – 0.3%
49,359	Arconic, Inc.	1,137,231

	Automobiles – 0.3%
91,715	Ford Motor Co.	1,016,202

	Electronic Equipment, Instruments & Components – 4.9%
721,200	Corning, Inc.	20,107,056

	Total Common Stocks
	(Identified Cost $11,534,342)	22,260,489

Preferred Stocks – 0.5%

Convertible Preferred Stocks – 0.4%

	Banking – 0.2%
714	Bank of America Corp., Series L, 7.250%	920,667

	Energy – 0.1%
15,775	El Paso Energy Capital Trust I, 4.750%	745,527

	Midstream – 0.1%
4,353	Chesapeake Energy Corp., 5.000%	236,422

	Total Convertible Preferred Stocks
	(Identified Cost $1,679,488)	1,902,616

Non-Convertible Preferred Stocks – 0.1%

	Electric – 0.1%
213	Connecticut Light & Power Co. (The), 2.200%	10,543
2,360	Union Electric Co., 4.500%	232,484

		243,027

	Total Non-Convertible Preferred Stocks
	(Identified Cost $131,140)	243,027

	Total Preferred Stocks
	(Identified Cost $1,810,628)	2,145,643

Principal Amount (‡)

Short-Term Investments – 26.9%
$12,000,000	Federal Home Loan Bank Discount Notes, 1.445%, 5/10/2018(j)	11,978,472
1,775,000	Federal Home Loan Bank Discount Notes, 1.560%, 5/21/2018(j)	1,770,893
4,465,000	Federal Home Loan Bank Discount Notes, 1.652%, 6/01/2018(j)	4,452,199
10,225,000	Federal National Mortgage Association Discount Notes, 1.400%-1.510%, 5/21/2018(j)(k)	10,201,339
11,807,020	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2018 at 0.900% to be repurchased at $11,808,200 on 4/02/2018 collateralized by $12,780,000 U.S. Treasury Note, 1.375% due 9/30/2023 valued at $12,046,185 including accrued interest (Note 2 of Notes to Financial Statements)	11,807,020
1,885,000	U.S. Treasury Bills, 1.285%, 4/05/2018(j)	1,884,745
11,000,000	U.S. Treasury Bills, 1.415%, 4/12/2018(j)	10,995,001
8,350,000	U.S. Treasury Bills, 1.416%, 4/19/2018(j)	8,343,558
10,000,000	U.S. Treasury Bills, 1.455%-1.456%, 5/03/2018(j)(k)	9,986,001
10,535,000	U.S. Treasury Bills, 1.590%, 5/31/2018(j)	10,506,195
5,000,000	U.S. Treasury Bills, 1.636%, 6/07/2018(j)	4,984,767
5,000,000	U.S. Treasury Bills, 1.675%, 6/28/2018(j)	4,979,670
17,500,000	U.S. Treasury Bills, 1.683%, 6/21/2018(j)	17,434,229

	Total Short-Term Investments
	(Identified Cost $109,332,192)	109,324,089

	Total Investments – 100.4%
	(Identified Cost $400,085,856)	407,739,589
	Other assets less liabilities—(0.4)%	(1,512,423)

	Net Assets – 100.0%	$406,227,166

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2018 is disclosed.
(b)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(c)	Fair valued by the Fund’s adviser. At March 31, 2018, the value of these securities amounted to $22,133 or 0.0% of net assets. See Note 2 of Notes to Financial Statements.
(d)	Illiquid security.
(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2018, the value of these securities amounted to $10,934,426 or 2.7% of net assets. See Note 2 of Notes to Financial Statements.
(f)	Perpetual bond with no specified maturity date.
(g)	Variable rate security. Rate as of March 31, 2018 is disclosed.
(h)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corp. are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(i)	Non-income producing security.
(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(k)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the value of Rule 144A holdings amounted to $47,413,549 or 11.7% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Industry Summary at March 31, 2018 (Unaudited)

Treasuries	22.0%
Banking	7.6
Wirelines	5.5
Electronic Equipment, Instruments & Components	4.9
Automotive	3.0
ABS Other	2.9
Life Insurance	2.6
Finance Companies	2.6
Electric	2.3
Midstream	2.1
Other Investments, less than 2% each	18.0
Short-Term Investments	26.9

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%

Currency Exposure Summary at March 31, 2018 (Unaudited)

United States Dollar	78.9%
Canadian Dollar	12.8
Mexican Peso	4.1
British Pound	2.0
Other, less than 2% each	2.6

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%

See accompanying notes to financial statements.

49  |

Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	Core Disciplined Alpha Bond Fund	Fixed Income Fund	Global Bond Fund
ASSETS
Investments at cost	$32,294,494	$1,033,137,697	$1,026,751,242
Net unrealized appreciation (depreciation)	(249,493)	7,116,084	20,385,619

Investments at value	32,045,001	1,040,253,781	1,047,136,861
Cash	8	742,468	1,203,530
Due from brokers (Note 2)	—	—	672,994
Foreign currency at value (identified cost $0, $7,640 and $16,893,406, respectively)	—	7,738	16,802,186
Receivable for Fund shares sold	—	—	1,373,488
Receivable from investment adviser (Note 6)	3,618	—	—
Receivable for securities sold	55,366	2,099,154	111,749,295
Receivable for when-issued/delayed delivery securities sold (Note 2)	4,309,326	—	21,459,559
Collateral received for forward foreign currency contracts (Notes 2 and 4)	—	—	730,000
Dividends and interest receivable	135,633	11,824,613	7,589,172
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	—	1,164,447
Tax reclaims receivable	4	10,777	23,739
Receivable for variation margin on futures contracts (Note 2)	—	—	98,337
Prepaid expenses (Note 8)	2	125	119

TOTAL ASSETS	36,548,958	1,054,938,656	1,210,003,727

LIABILITIES
Payable for securities purchased	1,503,222	10,791,887	117,957,301
Payable for when-issued/delayed delivery securities purchased (Note 2)	8,514,107	—	29,218,809
Payable for Fund shares redeemed	—	1,743,944	930,618
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	—	758,223
Foreign taxes payable (Note 2)	—	—	32,371
Due to brokers (Note 2)	—	—	730,000
Management fees payable (Note 6)	—	445,278	487,588
Deferred Trustees’ fees (Note 6)	4,755	192,526	288,777
Administrative fees payable (Note 6)	999	39,958	39,729
Payable to distributor (Note 6d)	—	—	8,536
Other accounts payable and accrued expenses	50,099	57,274	109,405

TOTAL LIABILITIES	10,073,182	13,270,867	150,561,357

NET ASSETS	$26,475,776	$1,041,667,789	$1,059,442,370

NET ASSETS CONSIST OF:
Paid-in capital	$27,028,134	$1,025,923,099	$1,046,825,461
Undistributed (Distributions in excess of) net investment income/Accumulated net investment loss	(25,224)	7,200,241	(11,587,675)
Accumulated net realized gain (loss) on investments, futures contracts, swap agreements, forward foreign currency contracts and foreign currency transactions	(277,641)	831,742	3,385,408
Net unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	(249,493)	7,712,707	20,819,176

NET ASSETS	$26,475,776	$1,041,667,789	$1,059,442,370

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$26,475,776	$1,041,667,789	$483,596,647

Shares of beneficial interest	2,702,037	78,596,140	28,668,742

Net asset value, offering and redemption price per share	$9.80	$13.25	$16.87

Retail Class:
Net assets	$—	$—	$290,282,914

Shares of beneficial interest	—	—	17,512,451

Net asset value, offering and redemption price per share	$—	$—	$16.58

Class N shares:
Net assets	$—	$—	$285,562,809

Shares of beneficial interest	—	—	16,881,245

Net asset value, offering and redemption price per share	$—	$—	$16.92

See accompanying notes to financial statements.

|  50

Statements of Assets and Liabilities – continued

March 31, 2018 (Unaudited)

	Inflation Protected Securities Fund	Institutional High Income Fund	Investment Grade Fixed Income Fund
ASSETS
Investments at cost	$28,459,791	$673,513,693	$400,085,856
Net unrealized appreciation (depreciation)	(404,641)	13,692,738	7,653,733

Investments at value	28,055,150	687,206,431	407,739,589
Cash	3	563,550	33,512
Due from brokers (Note 2)	117,000	—	—
Foreign currency at value (identified cost $0, $12 and $3,379, respectively)	—	12	3,433
Receivable for Fund shares sold	58,571	—	—
Receivable from investment adviser (Note 6)	10,216	—	—
Receivable for securities sold	5,909,561	611,739	485,852
Dividends and interest receivable	67,961	9,992,028	3,334,868
Tax reclaims receivable	—	5,239	1,841
Prepaid expenses (Note 8)	6	90	49

TOTAL ASSETS	34,218,468	698,379,089	411,599,144

LIABILITIES
Payable for securities purchased	5,996,997	470,615	5,033,408
Payable for Fund shares redeemed	11	—	—
Payable for variation margin on futures contracts (Note 2)	613	—	—
Management fees payable (Note 6)	—	357,231	137,773
Deferred Trustees’ fees (Note 6)	97,469	138,917	140,827
Administrative fees payable (Note 6)	1,060	26,706	15,438
Payable to distributor (Note 6d)	262	74	—
Other accounts payable and accrued expenses	32,127	50,371	44,532

TOTAL LIABILITIES	6,128,539	1,043,914	5,371,978

NET ASSETS	$28,089,929	$697,335,175	$406,227,166

NET ASSETS CONSIST OF:
Paid-in capital	$30,569,204	$678,011,430	$398,238,959
Undistributed (Distributions in excess of) net investment income	(112,254)	2,918,873	1,530,006
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(1,961,055)	2,592,518	(1,369,629)
Net unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	(405,966)	13,812,354	7,827,830

NET ASSETS	$28,089,929	$697,335,175	$406,227,166

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$25,092,975	$697,335,175	$406,227,166

Shares of beneficial interest	2,428,595	105,134,085	33,574,784

Net asset value, offering and redemption price per share	$10.33	$6.63	$12.10

Retail Class:
Net assets	$1,040,898	$—	$—

Shares of beneficial interest	100,872	—	—

Net asset value, offering and redemption price per share	$10.32	$—	$—

Class N shares:
Net assets	$1,956,056	$—	$—

Shares of beneficial interest	189,276	—	—

Net asset value, offering and redemption price per share	$10.33	$—	$—

See accompanying notes to financial statements.

51  |

Statements of Operations

For the Six Months Ended March 31, 2018 (Unaudited)

	Core Disciplined Alpha Bond Fund	Fixed Income Fund	Global Bond Fund
INVESTMENT INCOME
Interest	$324,544	$22,804,481	$14,859,871
Dividends	—	728,414	—
Less net foreign taxes withheld	(8)	—	(111,461)

	324,536	23,532,895	14,748,410

Expenses
Management fees (Note 6)	39,761	2,668,634	2,988,273
Service and distribution fees (Note 6)	—	—	351,598
Administrative fees (Note 6)	5,871	236,433	231,620
Trustees’ fees and expenses (Note 6)	8,009	32,255	37,636
Transfer agent fees and expenses (Notes 6 and 7)	344	2,372	363,949
Audit and tax services fees	23,424	25,597	24,668
Custodian fees and expenses	27,045	27,756	78,433
Legal fees	213	9,052	8,629
Registration fees	6,825	16,110	54,523
Shareholder reporting expenses	2,186	6,749	114,428
Miscellaneous expenses (Note 8)	3,877	19,286	41,238

Total expenses	117,555	3,044,244	4,294,995
Less waiver and/or expense reimbursement (Note 6)	(57,869)	—	(223,469)

Net expenses	59,686	3,044,244	4,071,526

Net investment income	264,850	20,488,651	10,676,884

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SWAP AGREEMENTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(239,387)	4,568,856	9,054,599
Futures contracts	—	—	2,184,073
Swap agreements	—	—	163,087
Forward foreign currency contracts (Note 2d)	—	—	286,042
Foreign currency transactions (Note 2c)	—	(69,766)	534,247
Net change in unrealized appreciation (depreciation) on:
Investments	(358,323)	(21,836,184)	1,510,158
Futures contracts	—	—	(581,367)
Forward foreign currency contracts (Note 2d)	—	—	940,830
Foreign currency translations (Note 2c)	—	21,100	25,228

Net realized and unrealized gain (loss) on investments, futures contracts, swap agreements, forward foreign currency contracts and foreign currency transactions	(597,710)	(17,315,994)	14,116,897

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(332,860)	$3,172,657	$24,793,781

See accompanying notes to financial statements.

|  52

Statements of Operations – continued

For the Six Months Ended March 31, 2018 (Unaudited)

	Inflation Protected Securities Fund	Institutional High Income Fund	Investment Grade Fixed Income Fund
INVESTMENT INCOME
Interest	$408,010	$20,488,939	$6,752,436
Dividends	—	1,052,526	348,005
Less net foreign taxes withheld	(644)	—	—

	407,366	21,541,465	7,100,441

Expenses
Management fees (Note 6)	35,691	2,177,928	818,075
Service and distribution fees (Note 6)	1,303	—	—
Administrative fees (Note 6)	6,324	160,796	90,599
Trustees’ fees and expenses (Note 6)	13,631	24,669	20,942
Transfer agent fees and expenses (Notes 6 and 7)	11,310	5,814	1,121
Audit and tax services fees	20,883	23,775	25,257
Custodian fees and expenses	7,233	19,001	12,769
Legal fees	282	6,498	3,463
Registration fees	37,048	14,806	10,299
Shareholder reporting expenses	5,252	5,752	3,495
Miscellaneous expenses (Note 8)	6,456	15,330	9,582

Total expenses	145,413	2,454,369	995,602
Less waiver and/or expense reimbursement (Note 6)	(87,378)	—	—

Net expenses	58,035	—	995,602

Net investment income	349,331	19,087,096	6,104,839

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(3,685)	4,410,810	449,535
Futures contracts	130,844	—	—
Foreign currency transactions (Note 2c)	—	(13,799)	(62,306)
Net change in unrealized appreciation (depreciation) on:
Investments	(315,981)	(21,513,489)	(7,927,939)
Futures contracts	(14,572)	—	—
Foreign currency translations (Note 2c)	—	14,435	31,665

Net realized and unrealized loss on investments, futures contracts and foreign currency transactions	(203,394)	(17,102,043)	(7,509,045)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$145,937	$1,985,053	$(1,404,206)

See accompanying notes to financial statements.

53  |

Statements of Changes in Net Assets

	Core Disciplined Alpha Bond Fund		Fixed Income Fund
	Six Months Ended March 31, 2018 (Unaudited)	Period Ended September 30, 2017(a)	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
FROM OPERATIONS:
Net investment income	$264,850	$373,924	$20,488,651	$46,606,344
Net realized gain (loss) on investments and foreign currency transactions	(239,387)	224,067	4,499,090	16,971,546
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(358,323)	108,830	(21,815,084)	7,692,829

Net increase (decrease) in net assets resulting from operations	(332,860)	706,821	3,172,657	71,270,719

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	(304,144)	(412,025)	(39,575,807)	(38,594,289)
Net realized capital gains
Institutional Class	(215,671)	—	(17,292,098)	(668,776)

Total distributions	(519,815)	(412,025)	(56,867,905)	(39,263,065)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	1,619,815	25,413,840	1,941,040	(140,094,362)

Net increase (decrease) in net assets	767,140	25,708,636	(51,754,208)	(108,086,708)
NET ASSETS
Beginning of the period	25,708,636	—	1,093,421,997	1,201,508,705

End of the period	$26,475,776	$25,708,636	$1,041,667,789	$1,093,421,997

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(25,224)	$14,070	$7,200,241	$26,287,397

(a)	From commencement of operations on November 30, 2016 through September 30, 2017.

See accompanying notes to financial statements.

|  54

Statements of Changes in Net Assets – continued

	Global Bond Fund		Inflation Protected Securities Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
FROM OPERATIONS:
Net investment income	$10,676,884	$20,210,498	$349,331	$638,085
Net realized gain (loss) on investments, futures contracts, swap agreements, forward foreign currency contracts and foreign currency transactions	12,222,048	(36,979,245)	127,159	405,611
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts and foreign currency translations	1,894,849	16,580,530	(330,553)	(987,716)

Net increase (decrease) in net assets resulting from operations	24,793,781	(188,217)	145,937	55,980

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	—	(2,561,646)	(340,103)	(668,425)
Retail Class	—	(872,650)	(12,349)	(20,989)
Class N	—	(303,406)	(20,671)	(20,520)
Net realized capital gains
Institutional Class	(1,125,026)	(1,021,283)	—	—
Retail Class	(622,956)	(429,328)	—	—
Class N	(568,381)	(53,368)	—	—

Total distributions	(2,316,363)	(5,241,681)	(373,123)	(709,934)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(17,533,380)	(161,874,817)	(1,139,140)	(1,066,925)

Net increase (decrease) in net assets	4,944,038	(167,304,715)	(1,366,326)	(1,720,879)
NET ASSETS
Beginning of the period	1,054,498,332	1,221,803,047	29,456,255	31,177,134

End of the period	$1,059,442,370	$1,054,498,332	$28,089,929	$29,456,255

ACCUMULATED NET INVESTMENT LOSS/DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(11,587,675)	$(22,264,559)	$(112,254)	$(88,462)

See accompanying notes to financial statements.

55  |

Statements of Changes in Net Assets – continued

	Institutional High Income Fund		Investment Grade Fixed Income Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
FROM OPERATIONS:
Net investment income	$19,087,096	$38,229,921	$6,104,839	$15,664,428
Net realized gain on investments and foreign currency transactions	4,397,011	9,109,219	387,229	6,097,022
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(21,499,054)	18,404,021	(7,896,274)	704,553

Net increase (decrease) in net assets resulting from operations	1,985,053	65,743,161	(1,404,206)	22,466,003

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	(39,404,498)	(39,328,553)	(6,769,108)	(14,046,243)
Net realized capital gains
Institutional Class	(2,268,334)	(2,039,258)	(2,762,162)	(8,204,071)

Total distributions	(41,672,832)	(41,367,811)	(9,531,270)	(22,250,314)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	5,981,087	(7,521,647)	4,927,550	(49,409,381)

Net increase (decrease) in net assets	(33,706,692)	16,853,703	(6,007,926)	(49,193,692)
NET ASSETS
Beginning of the period	731,041,867	714,188,164	412,235,092	461,428,784

End of the period	$697,335,175	$731,041,867	$406,227,166	$412,235,092

UNDISTRIBUTED NET INVESTMENT INCOME	$2,918,873	$23,236,275	$1,530,006	$2,194,275

See accompanying notes to financial statements.

|  56

Financial Highlights

For a share outstanding throughout each period.

	Core Disciplined Alpha Bond Fund – Institutional Class
	Six Months Ended March 31, 2018 (Unaudited)	Period Ended September 30, 2017*
Net asset value, beginning of the period	$10.12	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10	0.15
Net realized and unrealized gain (loss)	(0.23)	0.13

Total from Investment Operations	(0.13)	0.28

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)	(0.16)
Net realized capital gains	(0.08)	—

Total Distributions	(0.19)	(0.16)

Net asset value, end of the period	$9.80	$10.12

Total return(b)(c)	(1.25)%	2.86%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$26,476	$25,709
Net expenses(d)(e)	0.45%	0.45%
Gross expenses(d)	0.89%	0.94%
Net investment income(d)	2.00%	1.77%
Portfolio turnover rate(f)	414%	694%

*	From commencement of operations on November 30, 2016 through September 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	High level of portfolio turnover is attributable to significant TBA transaction activity (See Note 2h).

See accompanying notes to financial statements.

57  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Fixed Income Fund – Institutional Class
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$13.96		$13.52	$13.16	$15.22	$14.97	$14.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.26		0.57	0.58	0.60	0.65	0.69
Net realized and unrealized gain (loss)	(0.22)		0.34	0.61	(1.46)	0.57	0.27

Total from Investment Operations	0.04		0.91	1.19	(0.86)	1.22	0.96

LESS DISTRIBUTIONS FROM:
Net investment income	(0.52)		(0.46)	(0.61)	(0.65)	(0.76)	(0.74)
Net realized capital gains	(0.23)		(0.01)	(0.22)	(0.55)	(0.21)	(0.08)

Total Distributions	(0.75)		(0.47)	(0.83)	(1.20)	(0.97)	(0.82)

Net asset value, end of the period	$13.25		$13.96	$13.52	$13.16	$15.22	$14.97

Total return	0.26	%(b)	6.96%	9.72%	(5.96)%	8.51%	6.71%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,041,668		$1,093,422	$1,201,509	$1,270,463	$1,403,927	$1,192,028
Net expenses	0.57	%(c)	0.57%	0.57%	0.57%	0.57%	0.57%
Gross expenses	0.57	%(c)	0.57%	0.57%	0.57%	0.57%	0.57%
Net investment income	3.84	%(c)	4.22%	4.48%	4.29%	4.31%	4.64%
Portfolio turnover rate	6%		10%	14%	15%	26%	18%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

	Global Bond Fund – Institutional Class
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$16.51		$16.47		$15.00	$16.13	$16.56	$17.36

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.30		0.33	0.32	0.34	0.33
Net realized and unrealized gain (loss)	0.23		(0.18)		1.14	(1.16)	(0.08)	(0.70)

Total from Investment Operations	0.40		0.12		1.47	(0.84)	0.26	(0.37)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.06)		—	(0.14)	(0.51)	(0.43)
Net realized capital gains	(0.04)		(0.02)		—	(0.15)	(0.18)	—

Total Distributions	(0.04)		(0.08)		—	(0.29)	(0.69)	(0.43)

Net asset value, end of the period	$16.87		$16.51		$16.47	$15.00	$16.13	$16.56

Total return(b)	2.40	%(c)	0.74%		9.80%	(5.31)%	1.57%	(2.14)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$483,597		$509,080		$822,993	$1,289,885	$1,553,641	$1,669,103
Net expenses(d)	0.72	%(e)	0.75	%(f)	0.75%	0.75%	0.75%	0.75%
Gross expenses	0.77	%(e)	0.80%		0.83%	0.78%	0.77%	0.78%
Net investment income	2.10	%(e)	1.88%		2.13%	2.07%	2.03%	1.96%
Portfolio turnover rate	123%		163%		120%	117%	143%	185%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2017, the expense limit decreased to 0.72%.

See accompanying notes to financial statements.

|  58

Financial Highlights – continued

For a share outstanding throughout each period.

	Global Bond Fund – Retail Class
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017		Year Ended September 30, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$16.24		$16.23		$14.82		$15.97		$16.40	$17.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.26		0.29		0.28		0.29	0.29
Net realized and unrealized gain (loss)	0.23		(0.19)		1.12		(1.15)		(0.07)	(0.70)

Total from Investment Operations	0.38		0.07		1.41		(0.87)		0.22	(0.41)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.04)		—		(0.13)		(0.47)	(0.39)
Net realized capital gains	(0.04)		(0.02)		—		(0.15)		(0.18)	—

Total Distributions	(0.04)		(0.06)		—		(0.28)		(0.65)	(0.39)

Net asset value, end of the period	$16.58		$16.24		$16.23		$14.82		$15.97	$16.40

Total return	2.32	%(b)(c)	0.48	%(c)	9.51	%(c)	(5.56	)%(c)	1.35%	(2.39)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$290,283		$288,479		$350,915		$447,304		$682,624	$798,335
Net expenses	0.97	%(d)(e)	1.00	%(e)(f)	1.00	%(e)	1.00	%(e)	0.98%	0.98%
Gross expenses	1.02	%(d)	1.05%		1.08%		1.03%		0.98%	0.98%
Net investment income	1.85	%(d)	1.67%		1.87%		1.81%		1.80%	1.72%
Portfolio turnover rate	123%		163%		120%		117%		143%	185%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2017, the expense limit decreased to 0.97%.

See accompanying notes to financial statements.

59  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Global Bond Fund – Class N
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$16.55		$16.50		$15.01	$16.13	$16.56		$17.18

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.33		0.34	0.34	0.36		0.22
Net realized and unrealized gain (loss)	0.23		(0.20)		1.15	(1.17)	(0.08)		(0.56)

Total from Investment Operations	0.41		0.13		1.49	(0.83)	0.28		(0.34)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.06)		—	(0.14)	(0.53)		(0.28)
Net realized capital gains	(0.04)		(0.02)		—	(0.15)	(0.18)		—

Total Distributions	(0.04)		(0.08)		—	(0.29)	(0.71)		(0.28)

Net asset value, end of the period	$16.92		$16.55		$16.50	$15.01	$16.13		$16.56

Total return	2.46	%(b)(c)	0.81%		9.93%	(5.22)%	1.70%		(1.97	)%(b)(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$285,563		$256,939		$47,895	$32,275	$27,993		$550
Net expenses	0.67	%(d)(e)	0.69	%(f)	0.66%	0.63%	0.63	%(g)	0.70	%(d)(e)
Gross expenses	0.68	%(d)	0.69%		0.66%	0.63%	0.63	%(g)	0.83	%(d)
Net investment income	2.15	%(d)	2.09%		2.19%	2.20%	2.16%		2.01	%(d)
Portfolio turnover rate	123%		163%		120%	117%	143%		185%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2017, the expense limit decreased to 0.67%.
(g)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

|  60

Financial Highlights – continued

For a share outstanding throughout each period.

	Inflation Protected Securities Fund – Institutional Class
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013
Net asset value, beginning of the period	$10.41		$10.64		$10.17	$10.33	$10.64		$12.18

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.18		0.12	0.06	0.15		0.09
Net realized and unrealized gain (loss)	(0.07)		(0.22)		0.49	(0.15)	(0.16)		(0.74)

Total from Investment Operations	0.06		(0.04)		0.61	(0.09)	(0.01)		(0.65)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.19)		(0.13)	(0.07)	(0.20)		(0.19)
Net realized capital gains	—		—		—	—	(0.10)		(0.70)
Paid-in capital	—		—		(0.01)	—	—		—

Total Distributions	(0.14)		(0.19)		(0.14)	(0.07)	(0.30)		(0.89)

Net asset value, end of the period	$10.33		$10.41		$10.64	$10.17	$10.33		$10.64

Total return(b)	0.56	%(c)	(0.33)%		6.00%	(0.92)%	(0.02)%		(5.70)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$25,093		$26,972		$29,655	$23,696	$24,480		$18,434
Net expenses(d)	0.40	%(e)	0.40%		0.40%	0.40%	0.40%		0.40%
Gross expenses	1.01	%(e)	0.81%		0.86%	0.80%	0.91%		0.91%
Net investment income	2.45	%(e)	1.73%		1.16%	0.62%	1.41%		0.75%
Portfolio turnover rate	169%		354	%(f)	61%	135%	206	%(g)	56%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The variation in the Fund’s turnover rate from 2016 to 2017 was primarily due to significant shareholder flows.
(g)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to portfolio repositioning, as well as fluctuation in the level of fund assets due to shareholder flows.

See accompanying notes to financial statements.

61  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Inflation Protected Securities Fund – Retail Class
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017		Year Ended September 30, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013
Net asset value, beginning of the period	$10.39		$10.62		$10.14		$10.31	$10.61		$12.15

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.12		0.14		(0.05)		0.08	0.14		(0.05)
Net realized and unrealized gain (loss)	(0.07)		(0.20)		0.60		(0.20)	(0.16)		(0.64)

Total from Investment Operations	0.05		(0.06)		0.55		(0.12)	(0.02)		(0.69)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.17)		(0.07)		(0.05)	(0.18)		(0.15)
Net realized capital gains	—		—		—		—	(0.10)		(0.70)
Paid-in capital	—		—		(0.00	)(b)	—	—		—

Total Distributions	(0.12)		(0.17)		(0.07)		(0.05)	(0.28)		(0.85)

Net asset value, end of the period	$10.32		$10.39		$10.62		$10.14	$10.31		$10.61

Total return(c)	0.53	%(d)	(0.59)%		5.47%		(1.17)%	(0.15)%		(6.04)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,041		$1,144		$1,522		$19,203	$5,700		$3,499
Net expenses(e)	0.65	%(f)	0.65%		0.65%		0.65%	0.65%		0.65%
Gross expenses	1.26	%(f)	1.06%		1.07%		1.03%	1.19%		1.23%
Net investment income (loss)	2.26	%(f)	1.37%		(0.47)%		0.75%	1.36%		(0.44)%
Portfolio turnover rate	169%		354	%(g)	61%		135%	206	%(h)	56%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The variation in the Fund’s turnover rate from 2016 to 2017 was primarily due to significant shareholder flows.
(h)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to portfolio repositioning, as well as fluctuation in the level of fund assets due to shareholder flows.

See accompanying notes to financial statements.

|  62

Financial Highlights – continued

For a share outstanding throughout each period.

	Inflation Protected Securities Fund – Class N
	Six Months Ended March 31, 2018 (Unaudited)	Period Ended September 30, 2017*
Net asset value, beginning of the period	$10.41	$10.43

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13	0.15
Net realized and unrealized gain (loss)	(0.07)	(0.01)

Total from Investment Operations	0.06	0.14

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.16)

Total Distributions	(0.14)	(0.16)

Net asset value, end of the period	$10.33	$10.41

Total return(b)(c)	0.58%	1.40%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,956	$1,339
Net expenses(d)(e)	0.35%	0.35%
Gross expenses(d)	0.96%	0.77%
Net investment income(d)	2.60%	2.18%
Portfolio turnover rate	169%	354	%(f)

*	From commencement of operations on February 1, 2017 through September 30, 2017 for Class N shares.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.

	Institutional High Income Fund – Institutional Class
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$7.01		$6.81	$6.72	$8.15	$8.24	$7.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.35	0.37	0.40	0.42	0.46
Net realized and unrealized gain (loss)	(0.16)		0.25	0.36	(1.04)	0.43	0.57

Total from Investment Operations	0.02		0.60	0.73	(0.64)	0.85	1.03

LESS DISTRIBUTIONS FROM:
Net investment income	(0.38)		(0.38)	(0.42)	(0.43)	(0.52)	(0.50)
Net realized capital gains	(0.02)		(0.02)	(0.22)	(0.36)	(0.42)	(0.03)

Total Distributions	(0.40)		(0.40)	(0.64)	(0.79)	(0.94)	(0.53)

Net asset value, end of the period	$6.63		$7.01	$6.81	$6.72	$8.15	$8.24

Total return	0.23	%(b)	9.19%	12.53%	(8.38)%	11.14%	14.17%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$697,335		$731,042	$714,188	$630,422	$693,333	$664,866
Net expenses	0.68	%(c)	0.68%	0.68%	0.68%	0.68%	0.68%
Gross expenses	0.68	%(c)	0.68%	0.68%	0.68%	0.68%	0.68%
Net investment income	5.26	%(c)	5.17%	5.87%	5.45%	5.16%	5.76%
Portfolio turnover rate	8%		17%	17%	19%	29%	28%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

63  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Investment Grade Fixed Income Fund – Institutional Class
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$12.43		$12.42	$11.81	$12.82	$12.82	$13.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.46	0.45	0.42	0.46	0.49
Net realized and unrealized gain (loss)	(0.23)		0.22	0.50	(0.88)	0.21	(0.21)

Total from Investment Operations	(0.05)		0.68	0.95	(0.46)	0.67	0.28

LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)		(0.42)	(0.22)	(0.44)	(0.51)	(0.54)
Net realized capital gains	(0.08)		(0.25)	(0.12)	(0.11)	(0.16)	(0.13)

Total Distributions	(0.28)		(0.67)	(0.34)	(0.55)	(0.67)	(0.67)

Net asset value, end of the period	$12.10		$12.43	$12.42	$11.81	$12.82	$12.82

Total return	(0.35	)%(b)	5.73%	8.27%	(3.74)%	5.36%	2.14%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$406,227		$412,235	$461,429	$561,407	$611,607	$739,886
Net expenses	0.49	%(c)	0.49%	0.48%	0.48%	0.48%	0.47%
Gross expenses	0.49	%(c)	0.49%	0.48%	0.48%	0.48%	0.47%
Net investment income	2.98	%(c)	3.79%	3.72%	3.34%	3.52%	3.72%
Portfolio turnover rate	1%		3%	23%	26%	23%	25%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  64

NOTES TO FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

1.  Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Core Disciplined Alpha Bond Fund (the “Core Disciplined Alpha Bond Fund”)

Loomis Sayles Fixed Income Fund (the “Fixed Income Fund”)

Loomis Sayles Global Bond Fund (the “Global Bond Fund”)

Loomis Sayles Inflation Protected Securities Fund (the “Inflation Protected Securities Fund”)

Loomis Sayles Institutional High Income Fund (the “Institutional High Income Fund”)

Loomis Sayles Investment Grade Fixed Income Fund (the “Investment Grade Fixed Income Fund”)

Each Fund is a diversified investment company.

Each Fund offers Institutional Class shares. Global Bond Fund and Inflation Protected Securities Fund also offer Retail Class shares. In addition, Global Bond Fund and Inflation Protected Securities Fund (effective February 1, 2017) offer Class N shares.

Each share class is sold without a sales charge. Retail Class shares pay a Rule 12b-1 fee. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000 for Global Bond Fund and Inflation Protected Securities Fund, $1,000,000 for Core Disciplined Alpha Bond Fund and $3,000,000 for Fixed Income Fund, Institutional High Income Fund and Investment Grade Fixed Income Fund. Certain categories of investors are exempted from the minimum investment amounts for Class N and Institutional Class as outlined in the relevant Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, and Gateway Trust (“Natixis Funds Trusts”) and Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class), and transfer agent fees are borne collectively for Institutional Class and Retail Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Mutual funds are valued at net asset value. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

65  |

Notes to Financial Statements – continued

March 31, 2018 (Unaudited)

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other swaptions not priced through an independent pricing service are valued based on quotations obtained from broker-dealers. Centrally cleared credit default swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of March 31, 2018, securities held by the Funds were fair valued as follows:

Fund	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
Core Disciplined Alpha Bond Fund	$180,878	0.7%	—	—
Global Bond Fund	—	—	$2,524,932	0.2%
Fixed Income Fund	19,840,935	1.9%	1,021,470	0.1%
Institutional High Income Fund	27,807,541	4.0%	455,645	0.1%
Investment Grade Fixed Income Fund	10,934,426	2.7%	22,133	Less than 0.1%

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in

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the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce or eliminate the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce or eliminate the amount of income available to be distributed by the Funds.

During the six months ended March 31, 2018, the amount of income available to be distributed by Investment Grade Fixed Income Fund has been reduced by $1,932,696, as a result of losses arising from changes in exchange rates.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

e.  Futures Contracts. The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Swaptions. Certain Funds may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate. The notional amounts of swaptions are not recorded in the financial statements.

When a Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked-to-market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When a Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine

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the realized gain or loss. If a Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. A Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

Over-the-counter interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption.

For the six months ended March 31, 2018, no swaptions were held by the Funds.

g.  Swap Agreements. The Funds may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as fees receivable or payable. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

h.  When-Issued and Delayed Delivery Transactions. The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

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Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

i.  Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2018 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

j.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as distribution redesignations, foreign currency gains and losses, convertible bonds, paydown gains and losses, premium amortization, capital gain and return of capital distributions received, corporate actions, trust preferred securities, defaulted and/or non-income producing securities, capital gain taxes, non-deductible expenses and contingent payment debt instruments. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, straddle loss deferrals, wash sales, convertible bonds, premium amortization, forward foreign currency and futures contracts mark-to-market, trust preferred securities, return of capital distributions received, contingent payment debt instruments, corporate actions, treasury inflation protected bonds and defaulted and/or non-income producing securities. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2017 was as follows:

	2017 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Core Disciplined Alpha Bond Fund	$412,025	$—	$412,025
Fixed Income Fund	39,263,065	—	39,263,065
Global Bond Fund	3,731,727	1,509,954	5,241,681
Inflation Protected Securities Fund	709,934	—	709,934
Institutional High Income Fund	39,328,553	2,039,258	41,367,811
Investment Grade Fixed Income Fund	14,508,117	7,742,197	22,250,314

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

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As of September 30, 2017, the capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	Core Disciplined Alpha Bond Fund	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund	Institutional High Income Fund	Investment Grade Fixed Income Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$—	$—	$(641,321)	$—	$—
Long-term:
No expiration date	—	—	—	(1,326,843)	—	—

Total capital loss carryforward	$—	$—	$—	$(1,968,164)	$—	$—

Late-year ordinary and post-October capital loss deferrals*	$—	$—	$(21,626,563)	$—	$—	$—

* Under current tax law, net operating losses, capital losses, foreign currency losses, losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Global Bond Fund is deferring foreign currency losses.

As of March 31, 2018, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

	Core Disciplined Alpha Bond Fund	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund	Institutional High Income Fund	Investment Grade Fixed Income Fund
Unrealized appreciation (depreciation)
Investments	$(280,457)	$30,629,542	$3,851,138	$(489,997)	$23,733,810	$6,065,753
Foreign currency translations	—	(25,349,030)	12,331,107	—	(10,515,240)	174,097

Total unrealized appreciation (depreciation)	$(280,457)	$5,280,512	$16,182,245	$(489,997)	$13,218,570	$6,239,850

As of March 31, 2018, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Core Disciplined Alpha Bond Fund	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund	Institutional High Income Fund	Investment Grade Fixed Income Fund
Federal tax cost	$32,325,458	$1,035,569,892	$1,031,388,173	$25,543,822	$674,107,477	$401,673,836

Gross tax appreciation	$97,225	$59,386,424	$41,345,042	$105,934	$55,534,231	$27,062,426
Gross tax depreciation	(377,682)	(54,702,535)	(25,103,404)	(595,931)	(42,435,277)	(20,996,673)

Net tax appreciation (depreciation)	$(280,457)	$4,683,889	$16,241,638	$(489,997)	$13,098,954	$6,065,753

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.

Differences between these amounts and those reported in the preceding table are primarily attributable to foreign currency mark-to-market and capital gains taxes.

k.  Loan Participations. Each Fund may invest in loans to corporate, governmental or other borrowers. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and the Fund may have minimal control over the terms of any loan modification. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. Loan agreements and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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l.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2018, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

m.  Due to/from Brokers. Transactions and positions in certain futures and forward foreign currency contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between a Fund and the various broker/dealers. The due to brokers balance in the Statements of Assets and Liabilities for Global Bond Fund represents cash received as collateral for forward foreign currency contracts. The due from brokers balance in the Statements of Assets and Liabilities for Global Bond Fund represents cash pledged as collateral for forward foreign currency contracts and as initial margin for futures contracts. The due from brokers balance in the Statements of Assets and Liabilities for Inflation Protected Securities Fund represents cash pledged as initial margin for futures contracts. In certain circumstances a Fund’s use of cash and/or securities held at brokers is restricted by regulation or broker mandated limits.

n.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2018, none of the Funds had loaned securities under this agreement.

o.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable.

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Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2018, at value:

Core Disciplined Alpha Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$27,597,985	$—	$27,597,985
Municipals(a)	—	213,298	—	213,298
Short-Term Investments	3,969,321	264,397	—	4,233,718

Total Investments	3,969,321	28,075,680	—	32,045,001

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Fixed Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$751,764	$1,020,429	(b)(c)	$1,772,193
Finance Companies	735,809	46,092,071	—		46,827,880
Metals & Mining	—	15,880,025	1,041	(d)	15,881,066
All Other Non-Convertible Bonds(a)	—	626,200,709	—		626,200,709

Total Non-Convertible Bonds	735,809	688,924,569	1,021,470		690,681,848

Convertible Bonds(a)	—	52,567,704	—		52,567,704
Municipals(a)	—	7,583,591	—		7,583,591

Total Bonds and Notes	735,809	749,075,864	1,021,470		750,833,143

Common Stocks
Media	—	58,029	—		58,029
Oil, Gas & Consumable Fuels	163,862	503,351	—		667,213
All Other Common Stocks(a)	22,259,043	—	—		22,259,043

Total Common Stocks	22,422,905	561,380	—		22,984,285

Preferred Stocks
Convertible Preferred Stocks
Midstream	503,093	1,031,762	—		1,534,855
REITs—Mortgage	—	2,285,646	—		2,285,646
All Other Convertible Preferred Stocks(a)	8,720,864	—	—		8,720,864

Total Convertible Preferred Stocks	9,223,957	3,317,408	—		12,541,365

Non-Convertible Preferred Stock(a)	—	460,042	—		460,042

Total Preferred Stocks	9,223,957	3,777,450	—		13,001,407

Short-Term Investments	—	253,434,946	—		253,434,946

Total	$32,382,671	$1,006,849,640	$1,021,470		$1,040,253,781

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Fair valued by the Fund’s adviser ($179,943) or fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($840,486).

(c) Includes a security fair valued at zero using Level 3 inputs.

(d) Fair valued by the Fund’s adviser.

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Global Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
United States	$—	$387,519,633	$3,149,932	(b)	$390,669,565
All Other Non-Convertible Bonds(a)	—	623,700,904	—		623,700,904

Total Non-Convertible Bonds	—	1,011,220,537	3,149,932		1,014,370,469

Convertible Bonds(a)	—	3,584,096	—		3,584,096

Total Bonds and Notes	—	1,014,804,633	3,149,932		1,017,954,565

Short-Term Investments	—	29,182,296	—		29,182,296

Total Investments	—	1,043,986,929	3,149,932		1,047,136,861

Forward Foreign Currency Contracts (unrealized appreciation)	—	1,164,447	—		1,164,447
Futures Contracts (unrealized appreciation)	767,882	—	—		767,882

Total	$767,882	$1,045,151,376	$3,149,932		$1,049,069,190

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(758,223)	$—	$(758,223)
Futures Contracts (unrealized depreciation)	(681,156)	—	—	(681,156)

Total	$(681,156)	$(758,223)	$—	$(1,439,379)

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices ($625,000) or fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($2,524,932).

Inflation Protected Securities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$26,815,255	$—	$26,815,255
Senior Loans(a)	—	550,914	—	550,914
Short-Term Investments	—	688,981	—	688,981
Futures Contracts (unrealized appreciation)	1,237	—	—	1,237

Total	$1,237	$28,055,150	$—	$28,056,387

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(2,562)	$—	$—	$(2,562)

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2018, there were no transfers among Levels 1, 2 and 3.

Institutional High Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$12,268,465	$94,366	(b)	$12,362,831
Independent Energy	—	76,927,316	—	(c)	76,927,316
Metals & Mining	—	32,928,040	1,659	(d)	32,929,699
All Other Non-Convertible Bonds(a)	—	349,309,332	—		349,309,332

Total Non-Convertible Bonds	—	471,433,153	96,025		471,529,178

Convertible Bonds(a)	—	42,842,597	—		42,842,597
Municipals(a)	—	2,560,841	—		2,560,841

Total Bonds and Notes	—	516,836,591	96,025		516,932,616

73  |

Notes to Financial Statements – continued

March 31, 2018 (Unaudited)

Institutional High Income Fund

Asset Valuation Inputs – continued

Description	Level 1	Level 2	Level 3		Total
Loan Participations(a)	$—	$—	$453,986	(e)	$453,986
Senior Loans	—	2,953,376	—		2,953,376
Common Stocks
Media	—	18,417	—		18,417
Oil, Gas & Consumable Fuels	25,030	506,734	—		531,764
All Other Common Stocks(a)	45,040,053	—	—		45,040,053

Total Common Stocks	45,065,083	525,151	—		45,590,234

Preferred Stocks
Convertible Preferred Stocks
Midstream	—	2,780,196	—		2,780,196
REITs—Mortgage	—	2,626,624	—		2,626,624
All Other Convertible Preferred Stocks(a)	5,611,660	—	—		5,611,660

Total Convertible Preferred Stocks	5,611,660	5,406,820	—		11,018,480

Non-Convertible Preferred Stocks
REITs—Warehouse/Industrials	—	218,142	—		218,142
All Other Non-Convertible Preferred Stocks(a)	1,212,549	—	—		1,212,549

Total Non-Convertible Preferred Stocks	1,212,549	218,142	—		1,430,691

Total Preferred Stocks	6,824,209	5,624,962	—		12,449,171

Short-Term Investments	—	108,827,048	—		108,827,048

Total	$51,889,292	$634,767,128	$550,011		$687,206,431

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices.

(c) Includes securities fair valued at zero using Level 3 inputs.

(d) Fair valued by the Fund’s adviser.

(e) Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.

Investment Grade Fixed Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$—	$19,732	(b)	$19,732
ABS Other	—	8,656,010	3,178,999	(b)	11,835,009
Airlines	—	5,628,631	670,777	(b)	6,299,408
Collateralized Mortgage Obligations	—	516,580	2,401	(c)	518,981
All Other Non-Convertible Bonds(a)	—	248,616,943	—		248,616,943

Total Non-Convertible Bonds	—	263,418,164	3,871,909		267,290,073

Convertible Bonds(a)	—	4,221,820	—		4,221,820
Municipals(a)	—	2,497,475	—		2,497,475

Total Bonds and Notes	—	270,137,459	3,871,909		274,009,368

Common Stocks(a)	22,260,489	—	—		22,260,489

Preferred Stocks
Convertible Preferred Stocks
Midstream	—	236,422	—		236,422
All Other Convertible Preferred Stocks(a)	1,666,194	—	—		1,666,194

Total Convertible Preferred Stocks	1,666,194	236,422	—		1,902,616

Non-Convertible Preferred Stocks(a)	—	243,027	—		243,027

Total Preferred Stocks	1,666,194	479,449	—		2,145,643

Short-Term Investments	—	109,324,089	—		109,324,089

Total	$23,926,683	$379,940,997	$3,871,909		$407,739,589

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices.

(c) Fair valued by the Fund’s adviser.

|  74

Notes to Financial Statements – continued

March 31, 2018 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2017 and/or March 31, 2018:

Core Disciplined Alpha Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2018
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$99,989	$—	$(512)	$—	$—	$(99,477)	$—	$—	$—	$—
ABS Home Equity	100,000	—	—	—	—	—	—	(100,000)	—	—

Total	$199,989	$—	$(512)	$—	$—	$(99,477)	$—	$(100,000)	$—	$—

A debt security valued at $100,000 was transferred from Level 3 to Level 2 during the period ended March 31, 2018.    At September 30, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Global Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2018
Bonds and Notes
United States	$7,725,000	$—	$—	$1	$3,149,931	$—	$—	$(7,725,000)	$3,149,932	$1

Debt securities valued at $7,725,000 were transferred from Level 3 to Level 2 during the period ended March 31, 2018. At September 30, 2017, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At March 31, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Fixed Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2018	Change in Unrealized Appreciation (Depreciation) from Still Investments Held at March 31, 2018
Bonds and Notes
Non-Convertible Bonds
ABS Other	$886,269	$—	$—	$84,064	$50,096	$—	$—	$—	$1,020,429	$84,064
Chemicals	3,161,100	—	—	—	—	—	—	(3,161,100)	—	—
Metals & Mining	1,041	9,458	—	(9,458)	—	—	—	—	1,041	(9,458)
Retailers	2,229,375	—	—	—	—	—	—	(2,229,375)	—	—
Common Stocks
Media	39,364	—	—	—	—	—	—	(39,364)	—	—
Oil, Gas & Consumable Fuels	504,261	—	(1,345,380)	$1,652,315	—	(487,423)	—	(323,773)	—	—

Total	$6,821,410	$9,458	$(1,345,380)	$1,726,921	$50,096	$(487,423)	$—	$(5,753,612)	$1,021,470	$74,606

75  |

Notes to Financial Statements – continued

March 31, 2018 (Unaudited)

Debt securities valued at $3,161,100 were transferred from Level 3 to Level 2 during the period ended March 31, 2018. At September 30, 2017, these securities were valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the securities. At March 31, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $2,229,375 was transferred from Level 3 to Level 2 during the period ended March 31, 2018. At September 30, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Common stocks valued at $363,137 were transferred from Level 3 to Level 2 during the period ended March 31, 2018. At September 30, 2017, these securities were valued at fair value as determined in good faith by the Fund’s advisor using broker-dealer bid prices for which the inputs are unobservable to the Fund. At March 31, 2018, these securities were valued on the basis of closing bid quotations furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Institutional High Income

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2018		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2018
Bonds and Notes
Non-Convertible Bonds
Airlines	$—		$—	$6,393	$(9,041)	$—	$(29,059)	$126,073	$—	$94,366		$(9,041)
Chemicals	2,733,780		—	—	—	—	—	—	(2,733,780)	—		—
Independent Energy	—	(a)	49,976	—	(49,976)	—	—	—	—	—	(a)	(49,976)
Metals & Mining	1,659		16,865	—	(16,865)	—	—	—	—	1,659		(16,865)
Retailers	4,730,375		—	—	—	—	—	—	(4,730,375)	—		—
Loan Participations
ABS Other	538,700		—	(598)	(4,363)	—	(79,753)	—	—	453,986		(4,562)
Common Stocks
Media	12,493		—	—	—	—	—	—	(12,493)	—		—
Oil, Gas & Consumable Fuels	507,657		—	(1,646,415)	1,955,422	—	(490,714)	—	(325,950)	—		—
Warrants	—	(a)	—	—	—	—	—	—	—	—		—

Total	$8,524,664		$66,841	$(1,640,620)	$1,875,177	$—	$(599,526)	$126,073	$(7,802,598)	$550,011		$(80,444)

(a) Fair valued at zero.

A debt security valued at $126,073 was transferred from Level 2 to Level 3 during the period ended March 31, 2018. At September 30, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2018, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

Debt securities valued at $2,733,780 were transferred from Level 3 to Level 2 during the period ended March 31, 2018. At September 30, 2017, these securities were valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the securities. At March 31, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $4,730,375 was transferred from Level 3 to Level 2 during the period ended March 31, 2018. At September 30, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Common stocks valued at $338,443 were transferred from Level 3 to Level 2 during the period ended March 31, 2018. At September 30, 2017, these securities were valued at fair value as determined in good faith by the Fund’s advisor using broker-dealer bid prices for which the inputs are unobservable to the Fund. At March 31, 2018, these securities were valued on the basis of closing bid quotations furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

|  76

Notes to Financial Statements – continued

March 31, 2018 (Unaudited)

All transfers are recognized as of the beginning of the reporting period.

Investment Grade Fixed Income

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2018
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$—	$195	$276	$—	$(10,521)	$29,782	$—	$19,732	$276
ABS Other	2,700,755	—	602	(23,473)	—	(50,689)	551,804	—	3,178,999	(23,344)
Airlines	—	—	4,856	(18,970)	—	(92,764)	777,655	—	670,777	(18,970)
Collateralized Mortgage Obligations	3,426	—	(27)	(31)	—	(967)	—	—	2,401	(30)

Total	$2,704,181	$—	$5,626	$(42,198)	$—	$(154,941)	$1,359,241	$—	$3,871,909	$(42,068)

A debt security valued at $29,782 was transferred from Level 2 to Level 3 during the period ended March 31, 2018. At September 30, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2018, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

Debt securities valued at $1,329,459 were transferred from Level 2 to Level 3 during the period ended March 31, 2018. At September 30, 2017, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2018, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Global Bond Fund and Inflation Protected Securities Fund used during the period include forward foreign currency contracts, futures contracts and swap agreements.

Global Bond Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the six months ended March 31, 2018, Global Bond Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

Global Bond Fund and Inflation Protected Securities Fund are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. A Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended March 31, 2018, Global Bond Fund used futures contracts to manage duration. Inflation Protected Securities Fund used futures contracts to hedge against changes in interest rates and to manage duration.

Global Bond Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. During the six months ended March 31, 2018, the Fund engaged in credit default swap transactions (as a protection buyer) to hedge its credit exposure.

77  |

Notes to Financial Statements – continued

March 31, 2018 (Unaudited)

The following is a summary of derivative instruments for Global Bond Fund as of March 31, 2018, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]
Over-the-counter asset derivatives
Foreign exchange contracts	$1,164,447	$—
Exchange-traded/cleared asset derivatives
Interest rate contracts	—	767,882

Total asset derivatives	$1,164,447	$767,882

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]
Over-the-counter liability derivatives
Foreign exchange contracts	$(758,223)	$—
Exchange-traded/cleared liability derivatives
Interest rate contracts	—	(681,156)

Total liability derivatives	$(758,223)	$(681,156)

1  Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Global Bond Fund during the six months ended March 31, 2018, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Swap agreements	Forward Foreign currency contracts
Interest rate contracts	$2,184,073	$—	$—
Foreign exchange contracts	—	—	286,042
Credit contracts	—	163,087	—

Total	$2,184,073	$163,087	$286,042

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Forward Foreign currency contracts
Interest rate contracts	$(581,367)	$—
Foreign exchange contracts	—	940,830

Total	$(581,367)	$940,830

The following is a summary of derivative instruments for Inflation Protected Securities Fund as of March 31, 2018, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded/cleared asset derivatives
Interest rate contracts	$1,237

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded/cleared liability derivatives
Interest rate contracts	$(2,562)

1  Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

|  78

Notes to Financial Statements – continued

March 31, 2018 (Unaudited)

Transactions in derivative instruments for Inflation Protected Securities Fund during the six months ended March 31, 2018, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$130,844

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$(14,572)

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract, futures contract and swap agreement activity, as a percentage of net assets for Global Bond Fund and Inflation Protected Securities Fund based on gross month-end or daily (as applicable) notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2018:

Global Bond Fund	Forwards	Futures	Credit Default Swaps
Average Notional Amount Outstanding	35.61%	11.84%	1.71%
Highest Notional Amount Outstanding	46.70%	14.70%	12.08%
Lowest Notional Amount Outstanding	31.02%	8.28%	0.00%
Notional Amount Outstanding as of March 31, 2018	31.02%	8.28%	0.00%

Inflation Protected Securities Fund			Futures
Average Notional Amount Outstanding			27.37%
Highest Notional Amount Outstanding			40.75%
Lowest Notional Amount Outstanding			13.14%
Notional Amount Outstanding as of March 31, 2018			13.14%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of March 31, 2018, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Global Bond Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
BNP Paribas S.A.	$62,047	$—	$62,047	$—	$62,047
Citibank N.A.	143,806	—	143,806	—	143,806
Credit Suisse International	673,589	(423,771)	249,818	(249,818)	—
Deutsche Bank AG	73,000	—	73,000	—	73,000
UBS AG	212,005	(83,889)	128,116	(110,000)	18,116

	$1,164,447	$(507,660)	$656,787	$(359,818)	$296,969

79  |

Notes to Financial Statements – continued

March 31, 2018 (Unaudited)

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Credit Suisse International	$(423,771)	$423,771	$—	$—	$—
Morgan Stanley & Co.	(250,563)	—	(250,563)	250,563	—
UBS AG	(83,889)	83,889	—	—	—

	$(758,223)	$507,660	$(250,563)	$250,563	$—

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2018:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Global Bond Fund	$1,832,784	$714,743
Inflation Protected Securities Fund	136,744	136,744

Net loss amount reflects cash received as collateral for Global Bond Fund of $730,000.

5.  Purchases and Sales of Securities. For the six months ended March 31, 2018, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Core Disciplined Alpha Bond Fund	$100,465,134	$100,101,818	$25,560,164	$21,783,605
Fixed Income Fund	—	—	52,557,034	105,798,591
Global Bond Fund	992,760,657	920,615,982	250,861,205	337,464,928
Inflation Protected Securities Fund	44,302,946	45,729,645	3,401,338	3,772,946
Institutional High Income Fund	—	20,850,000	48,677,376	89,126,185
Investment Grade Fixed Income Fund	—	10,040,507	1,861,083	41,133,329

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Notes to Financial Statements – continued

March 31, 2018 (Unaudited)

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Separate management agreements for each Fund in effect for the six months ended March 31, 2018, provided for fees at the following annual percentage rates of each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Over $10 Billion
Core Disciplined Alpha Bond Fund	0.30%	0.30%	0.30%	0.30%	0.30%
Fixed Income Fund	0.50%	0.50%	0.50%	0.50%	0.50%
Global Bond Fund	0.575%	0.50%	0.48%	0.45%	0.40%
Inflation Protected Securities Fund	0.25%	0.25%	0.25%	0.25%	0.25%
Institutional High Income Fund	0.60%	0.60%	0.60%	0.60%	0.60%
Investment Grade Fixed Income Fund	0.40%	0.40%	0.40%	0.40%	0.40%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2019, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2018, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Class N
Core Disciplined Alpha Bond Fund	0.45%	—	—
Fixed Income Fund	0.65%	—	—
Global Bond Fund	0.72%	0.97%	0.67%
Inflation Protected Securities Fund	0.40%	0.65%	0.35%
Institutional High Income Fund	0.75%	—	—
Investment Grade Fixed Income Fund	0.55%	—	—

Loomis Sayles shall be permitted to recover expenses they have borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2018, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Core Disciplined Alpha Bond Fund	$39,761	$39,761	$—	0.30%	—%
Fixed Income Fund	2,668,634	—	2,668,634	0.50%	0.50%
Global Bond Fund	2,988,273	—	2,988,273	0.57%	0.57%
Inflation Protected Securities Fund	35,691	35,691	—	0.25%	—%
Institutional High Income Fund	2,177,928	—	2,177,928	0.60%	0.60%
Investment Grade Fixed Income Fund	818,075	—	818,075	0.40%	0.40%

1 Management fee waiver is subject to possible recovery until September 30, 2019.

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Notes to Financial Statements – continued

March 31, 2018 (Unaudited)

For the six months ended March 31, 2018, class-specific expenses have been reimbursed as follows:

	Reimbursement[2]
Fund	Institutional Class	Retail Class	Class N	Total
Global Bond Fund	$131,790	$74,815	$16,864	$223,469

In addition, the investment adviser reimbursed non-class-specific expenses of Core Disciplined Alpha Bond Fund and Inflation Protected Securities Fund in the amount of $18,108 and $51,470, respectively.2

2 Expense reimbursements are subject to possible recovery until September 30, 2019.

No expenses were recovered for any of the Funds during the six months ended March 31, 2018 under the terms of the expense limitation agreements.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

b.  Distribution Fees. Natixis Distribution, which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution, L.P. (“Natixis Distribution”) serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, Global Bond Fund and Inflation Protected Securities Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”).

Under the Retail Class Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Retail Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

For the six months ended March 31, 2018, the distribution fees for each Fund were as follows:

Fund	Retail Class
Global Bond Fund	$351,598
Inflation Protected Securities Fund	1,303

c.  Administrative Fees. Natixis Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2018, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Core Disciplined Alpha Bond Fund	$5,871
Fixed Income Fund	236,433
Global Bond Fund	231,620
Inflation Protected Securities Fund	6,324
Institutional High Income Fund	160,796
Investment Grade Fixed Income Fund	90,599

d.  Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the

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Notes to Financial Statements – continued

March 31, 2018 (Unaudited)

Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2018, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Core Disciplined Alpha Bond Fund	$9
Global Bond Fund	343,038
Inflation Protected Securities Fund	9,195
Institutional High Income Fund	3,019

As of March 31, 2018, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Global Bond Fund	$8,536
Inflation Protected Securities Fund	262
Institutional High Income Fund	74

Sub-transfer agent fees attributable to Institutional Class and Retail Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $340,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $170,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $12,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2018, the Chairperson of the Board received a retainer fee at the annual rate of $325,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $155,000, the chairperson of the Contract Review Committee and Audit Committee each received an additional retainer fee at the annual rate of $17,500 and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $10,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

f.  Affiliated Ownership. As of March 31, 2018, the percentage of each Fund’s net assets owned by affiliates is as follows:

Core Disciplined Alpha Bond Fund	Percentage of Net Assets
Natixis Advisors	95.90%
Loomis Sayles Distribution	4.10%

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Notes to Financial Statements – continued

March 31, 2018 (Unaudited)

Inflation Protected Securities Fund	Percentage of Net Assets
Loomis Sayles Employees’ Profit Sharing Retirement Plan	16.82%
Loomis Sayles Trust	7.54%
Loomis Sayles Distribution	7.17%
Natixis Sustainable Future 2015 Fund	1.78%
Natixis Sustainable Future 2020 Fund	0.98%
Natixis Sustainable Future 2025 Fund	0.63%
Natixis Sustainable Future 2030 Fund	0.55%
Natixis Sustainable Future 2035 Fund	0.45%
Natixis Sustainable Future 2040 Fund	0.46%
Natixis Sustainable Future 2045 Fund	0.20%
Natixis Sustainable Future 2050 Fund	0.20%
Natixis Sustainable Future 2055 Fund	0.20%
Natixis Sustainable Future 2060 Fund	0.20%

Institutional High Income Fund	Percentage of Net Assets
Loomis Sayles Employees’ Profit Sharing Retirement Plan	2.51%

Investment activities of affiliated shareholders could have material impacts on the Funds.

g.  Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to the Inflation Protected Securities Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through January 31, 2019 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended March 31, 2018, Natixis Advisors reimbursed the Fund $217 for transfer agency expenses related to Class N shares.

7.  Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses for Global Bond Fund and Inflation Protected Securities Fund attributable to Institutional Class and Retail Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

All other Funds in this report allocate transfer agent fees and expenses on a pro rata basis based on the relative net assets of each class to the total net assets of those classes.

For the six months ended March 31, 2018, Global Bond Fund and Inflation Protected Securities Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Class N
Global Bond Fund	$231,072	$130,476	$2,401
Inflation Protected Securities Fund	10,662	430	218

8.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds at a rate equal to the greater of the eurodollar or the federal funds rate plus 1.00%. In addition, a commitment fee of 0.15% per annum, payable on the last business day of each month, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended March 31, 2018, none of the Funds had borrowings under this agreement.

Effective April 12, 2018, the line of credit with Citibank, N.A. expired, and the Funds, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank and Trust. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

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Notes to Financial Statements – continued

March 31, 2018 (Unaudited)

9.  Concentration of Risk. Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

10.  Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2018, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6)	Total Percentage of Ownership
Core Disciplined Alpha Bond Fund	—	—	100.00%	100.00%
Fixed Income Fund	4	30.34%	—	30.34%
Global Bond Fund	1	22.69%	—	22.69%
Inflation Protected Securities Fund	2	19.94%	37.18%	57.12%
Institutional High Income Fund	3	32.25%	—	32.25%
Investment Grade Fixed Income Fund	4	39.27%	—	39.27%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

11.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Core Disciplined Alpha Bond Fund
	Six Months Ended March 31, 2018		Period Ended September 30, 2017(a)

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	108,647	$1,100,000	2,500,179	$25,001,815
Issued in connection with the reinvestment of distributions	52,251	519,815	40,960	412,025

Net change	160,898	$1,619,815	2,541,139	$25,413,840

Increase (decrease) from capital share transactions	160,898	$1,619,815	2,541,139	$25,413,840

(a) From commencement of operations on November 30, 2016 through September 30, 2017.

	Fixed Income Fund
	Six Months Ended March 31, 2018		Year Ended September 30, 2017

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	2,366,289	$32,035,143	3,717,267	$50,497,595
Issued in connection with the reinvestment of distributions	4,118,968	54,741,088	2,755,884	35,633,586
Redeemed	(6,222,322)	(84,835,191)	(17,001,767)	(226,225,543)

Net change	262,935	$1,941,040	(10,528,616)	$(140,094,362)

Increase (decrease) from capital share transactions	262,935	$1,941,040	(10,528,616)	$(140,094,362)

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Notes to Financial Statements – continued

March 31, 2018 (Unaudited)

	Global Bond Fund

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	4,780,688	$79,759,067	8,923,076	$141,685,513
Issued in connection with the reinvestment of distributions	58,519	967,912	215,847	3,336,980
Redeemed	(7,010,068)	(117,113,853)	(28,273,035)	(441,751,354)

Net change	(2,170,861)	$(36,386,874)	(19,134,112)	$(296,728,861)

Retail Class
Issued from the sale of shares	2,076,789	$34,136,934	2,947,547	$46,634,209
Issued in connection with the reinvestment of distributions	37,470	609,258	83,316	1,268,803
Redeemed	(2,363,331)	(38,610,774)	(6,890,864)	(107,779,128)

Net change	(249,072)	$(3,864,582)	(3,860,001)	$(59,876,116)

Class N
Issued from the sale of shares	3,229,626	$54,178,568	16,040,773	$249,378,730
Issued in connection with the reinvestment of distributions	31,377	520,238	23,012	356,772
Redeemed	(1,904,878)	(31,980,730)	(3,441,640)	(55,005,342)

Net change	1,356,125	$22,718,076	12,622,145	$194,730,160

Increase (decrease) from capital share transactions	(1,063,808)	$(17,533,380)	(10,371,968)	$(161,874,817)

	Inflation Protected Securities Fund

	Six Months Ended March 31, 2018		Year Ended September 30, 2017(a)

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	339,625	$3,540,330	1,740,738	$18,132,311
Issued in connection with the reinvestment of distributions	32,406	334,399	46,571	483,546
Redeemed	(535,151)	(5,544,190)	(1,983,730)	(20,686,159)

Net change	(163,120)	$(1,669,461)	(196,421)	$(2,070,302)

Retail Class
Issued from the sale of shares	2,868	$29,684	32,413	$338,026
Issued in connection with the reinvestment of distributions	1,198	12,349	1,997	20,705
Redeemed	(13,308)	(138,656)	(67,566)	(704,693)

Net change	(9,242)	$(96,623)	(33,156)	$(345,962)

Class N
Issued from the sale of shares	60,724	$628,184	126,867	$1,330,496
Issued in connection with the reinvestment of distributions	1,917	19,781	1,970	20,520
Redeemed	(2,040)	(21,021)	(162)	(1,677)

Net change	60,601	$626,944	128,675	$1,349,339

Increase (decrease) from capital share transactions	(111,761)	$(1,139,140)	(100,902)	$(1,066,925)

(a) From commencement of operations on February 1, 2017 through September 30, 2017 for class N shares.

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Notes to Financial Statements – continued

March 31, 2018 (Unaudited)

	Institutional High Income Fund

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,486,887	$10,228,721	8,973,166	$60,734,665
Issued in connection with the reinvestment of distributions	5,624,205	37,682,170	5,749,113	37,599,200
Redeemed	(6,219,478)	(41,929,804)	(15,396,789)	(105,855,512)

Net change	891,614	$5,981,087	(674,510)	$(7,521,647)

Increase (decrease) from capital share transactions	891,614	$5,981,087	(674,510)	$(7,521,647)

	Investment Grade Fixed Income Fund

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	848,201	$10,447,000	4,119,247	$50,393,178
Issued in connection with the reinvestment of distributions	713,262	8,733,406	1,688,036	20,304,273
Redeemed	(1,147,624)	(14,252,856)	(9,790,799)	(120,106,832)

Net change	413,839	$4,927,550	(3,983,516)	$(49,409,381)

Increase (decrease) from capital share transactions	413,839	$4,927,550	(3,983,516)	$(49,409,381)

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Additional Information

Special Meeting of Shareholders. (Unaudited)

A special meeting of shareholders of the Trust was held on December 4, 2017 to consider a proposal to elect thirteen Trustees to the Board of Trustees. The proposal was approved by shareholders of the Trust. The results of the shareholder vote were as follows:

Loomis Sayles Funds I

Nominee	Voted “FOR”*	Withheld*
Kevin Charleston	1,046,693,133.34	15,163,366.07
Kenneth A. Drucker	1,045,641,428.27	16,215,071.15
Edmond J. English	1,046,277,137.68	15,579,361.74
David L. Giunta	1,046,496,391.62	15,360,107.79
Richard A. Goglia	1,046,269,146.27	15,587,353.15
Wendell J. Knox	1,045,976,095.92	15,880,403.49
Martin T. Meehan	1,046,154,669.52	15,701,829.89
Maureen B. Mitchell	1,047,019,476.25	14,837,023.17
Sandra O. Moose**	1,045,973,479.27	15,883,020.14
James P. Palermo	1,046,549,375.30	15,307,124.11
Erik R. Sirri	1,046,440,355.81	15,416,143.60
Peter J. Smail	1,046,053,910.90	15,802,588.52
Cynthia L. Walker	1,047,362,231.11	14,494,268.31

*	Trust-wide voting results.** Ms. Moose retired as a Trustee effective January 1, 2018.

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Loomis Sayles High Income Opportunities Fund

Loomis Sayles Securitized Asset Fund

Semiannual Report

March 31, 2018

Portfolio Review	1
Portfolio of Investments	5
Financial Statements	27
Notes to Financial Statements	31

LOOMIS SAYLES HIGH INCOME OPPORTUNITIES FUND

Managers	Symbol
Matthew J. Eagan, CFA®	Institutional Class	LSIOX
Daniel J. Fuss, CFA®, CIC
Elaine M. Stokes

Investment Objective

The Fund’s investment objective is high current income. Capital appreciation is the Fund’s secondary objective.

Average Annual Total Returns — March 31, 2018

					Expense Ratios[2]
	6 Months	1 Year	5 Years	10 Years	Gross	Net

Institutional Class (Inception 4/12/04)	-0.11%	4.23%	5.70%	8.71%	0.00%	0.00%

Comparative Performance
Bloomberg Barclays U.S. Corporate High-Yield Bond Index[1]	-0.39	3.78	4.99	8.27

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays U.S. Corporate High-Yield Bond Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below, excluding emerging market debt. The U.S. Corporate High-Yield Bond Index was created in 1986, with history backfilled to July 1, 1983, and rolls up into the Barclays U.S. Universal and Global High-Yield Indices.

[2]	The amount shown under Gross and Net Expense Ratio is 0.00% to reflect the fact that the Fund does not pay any advisory, administration or distribution and service fees, and that Loomis Sayles has agreed to pay certain expenses of the Fund. All fees are paid by investors indirectly through separately negotiated advisory relationships with the Fund’s Adviser or through “wrap fee” programs sponsored by broker dealers and investment advisers that may be affiliated or unaffiliated with the Fund, Loomis Sayles or Natixis Advisors, L.P.

1  |

LOOMIS SAYLES SECURITIZED ASSET FUND

Managers	Symbol
Ian Anderson	Institutional Class	LSSAX
Alessandro Pagani, CFA®
Clifton V. Rowe, CFA®

Investment Objective

The Fund’s investment objective is to seek a high level of current income consistent with capital preservation.

Average Annual Total Returns — March 31, 2018

					Expense Ratios[2]
	6 Months	1 Year	5 Years	10 Years	Gross	Net

Institutional Class (Inception 3/2/06)	-0.22%	2.08%	2.76%	5.69%	0.00%	0.00%

Comparative Performance
Bloomberg Barclays U.S. Securitized Bond Index[1]	-1.03	0.79	1.80	3.51

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays U.S. Securitized Bond Index is an unmanaged index of asset-backed securities, collateralized mortgage-backed securities (ERISA eligible), and fixed-rate mortgage-backed securities.

[2]	The amount shown under Gross and Net Expense Ratio is 0.00% to reflect the fact that the Fund does not pay any advisory, administration or distribution and service fees, and that Loomis Sayles has agreed to pay certain expenses of the Fund. All fees are paid by investors indirectly through separately negotiated advisory relationships with the Fund’s Adviser or through “wrap fee” programs sponsored by broker dealers and investment advisers that may be affiliated or unaffiliated with the Fund, Loomis Sayles or Natixis Advisors, L.P.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Funds’ proxy voting policies and procedures is available without charge, upon request by calling Loomis Sayles at 800-633-3330; on the Funds’ website at www.loomissayles.com, and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and the SEC’s website.

Quarterly Portfolio Schedules

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

Typically, mutual fund shareholders incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. However, the Funds are unlike other mutual funds; they do not charge any fees or expenses.

You should be aware that shares in the Funds are available only to institutional investment advisory clients of Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and Natixis Advisors, L.P. (“Natixis Advisors”) and to participants in “wrap fee” programs sponsored by broker-dealers and investment advisers that may be affiliated or unaffiliated with the Funds, Loomis Sayles or Natixis Advisors. The institutional investment advisory clients of Loomis Sayles and Natixis Advisors pay Loomis Sayles or Natixis Advisors a fee for their investment advisory services, while participants in “wrap fee” programs pay a “wrap fee” to the program’s sponsor. The “wrap fee” program sponsors, in turn, pay a fee to Natixis Advisors. “Wrap fee” program participants should read carefully the wrap fee brochure provided to them by their program’s sponsor and the fees paid by such sponsor to Natixis Advisors. Shareholders pay no additional fees or expenses to purchase shares of the Funds. However, shareholders will indirectly pay a proportionate share of those costs, such as brokerage commissions, taxes and extraordinary expenses, that are borne by the Funds through a reduction in each Fund’s net asset value.

The first line in each Fund’s table shows the actual amount of Fund expenses ($0) you would have paid on a $1,000 investment in the Fund from October 1, 2017 through March 31, 2018.

The second line in each Fund’s table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio (0%) and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles High Income Opportunities Fund

Institutional Class	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	Expenses Paid During Period* 10/1/2017 – 3/31/2018
Actual	$1,000.00	$998.90	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.93	$0.00

*  Expenses are equal to the Fund’s annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Securitized Asset Fund

Institutional Class	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	Expenses Paid During Period* 10/1/2017 – 3/31/2018
Actual	$1,000.00	$997.80	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.93	$0.00

*  Expenses are equal to the Fund’s annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Opportunities Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 92.2% of Net Assets

Non-Convertible Bonds – 81.4%

	ABS Home Equity – 1.3%
$175,000	American Homes 4 Rent, Series 2014-SFR2, Class D, 5.149%, 10/17/2036, 144A	$187,263
43,140	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	43,979
47,612	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	50,023
51,876	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034	52,939
40,382	Countrywide Asset-Backed Certificates Trust, Series 2004-13, Class AF5B, 5.603%, 5/25/2035(a)	40,897
174,434	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.330%, 2.138%, 9/19/2045(b)	142,131
270,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 1-month LIBOR + 3.300%, 5.172%, 10/25/2027(b)	300,558
50,033	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.968%, 7/19/2035(a)	47,966
84,506	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 1-month LIBOR + 0.640%, 2.512%, 7/25/2045(b)	81,384
223,839	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 4A1, 3.160%, 3/25/2035(a)	209,526
175,000	RCO Mortgage LLC, Series 2017-1, Class A2, 5.125%, 8/25/2022, 144A(a)	175,130
365,000	VOLT LVI LLC, Series 2017-NPL3, Class A2, 5.875%, 3/25/2047, 144A(a)	365,074
175,000	VOLT XL LLC, Series 2015-NP14, Class A2, 4.875%, 11/27/2045, 144A(a)	175,002

		1,871,872

	ABS Other – 0.3%
181,098	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(a)	179,875
243,600	Wave LLC, Series 2017-1A, Class B, 5.682%, 11/15/2042, 144A(c)	244,209

		424,084

	Aerospace & Defense – 1.5%
75,000	Engility Corp., 8.875%, 9/01/2024	77,978
606,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	673,981
170,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	207,400
350,000	Oshkosh Corp., 5.375%, 3/01/2025	360,500
690,000	TransDigm, Inc., 6.500%, 7/15/2024	707,250

		2,027,109

	Airlines – 2.2%
$1,061,558	American Airlines Pass Through Certificates, Series 2013-1, Class B, 5.625%, 7/15/2022, 144A	$1,088,012
332,021	American Airlines Pass Through Certificates, Series 2014-1, Class B, 4.375%, 4/01/2024	333,184
1,190,494	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	1,158,350
410,000	Latam Finance Ltd., 6.875%, 4/11/2024, 144A	428,962
20,315	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	20,587

		3,029,095

	Automotive – 1.7%
545,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	513,662
150,000	Allison Transmission, Inc., 5.000%, 10/01/2024, 144A	148,687
225,000	Dana Financing Luxembourg S.a.r.l., 5.750%, 4/15/2025, 144A	229,219
705,000	Delphi Technologies PLC, 5.000%, 10/01/2025, 144A	675,919
65,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	63,213
60,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/2023	60,375
320,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	344,000
335,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	335,837

		2,370,912

	Banking – 4.5%
600,000	Ally Financial, Inc., 3.500%, 1/27/2019	600,750
20,000	Ally Financial, Inc., 4.125%, 3/30/2020	20,075
20,000	Ally Financial, Inc., 4.125%, 2/13/2022	19,900
980,000	Ally Financial, Inc., 5.125%, 9/30/2024	1,000,825
1,240,000	Barclays PLC, 5.200%, 5/12/2026	1,249,973
1,125,000	Commerzbank AG, 8.125%, 9/19/2023, 144A	1,310,433
400,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	369,844
1,335,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	1,316,775
265,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	282,299
120,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	127,118

		6,297,992

	Brokerage – 0.2%
200,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	198,000
140,000	Jefferies Group LLC, 6.250%, 1/15/2036	152,227

		350,227

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Building Materials – 2.2%
$125,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	$122,031
485,000	Beacon Escrow Corp., 4.875%, 11/01/2025, 144A	461,962
300,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	307,650
300,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	330,510
405,000	James Hardie International Finance Ltd., 4.750%, 1/15/2025, 144A	396,900
400,000	James Hardie International Finance Ltd., 5.000%, 1/15/2028, 144A	388,000
105,000	Jeld-Wen, Inc., 4.625%, 12/15/2025, 144A	100,013
130,000	Jeld-Wen, Inc., 4.875%, 12/15/2027, 144A	122,850
160,000	U.S. Concrete, Inc., 6.375%, 6/01/2024	166,000
570,000	USG Corp., 4.875%, 6/01/2027, 144A	575,700
100,000	USG Corp., 5.500%, 3/01/2025, 144A	104,250

		3,075,866

	Cable Satellite – 5.6%
690,000	Altice Financing S.A., 6.625%, 2/15/2023, 144A	683,100
400,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	402,600
605,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	614,075
575,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	575,000
920,000	CSC Holdings LLC, 5.500%, 4/15/2027, 144A	880,900
45,000	CSC Holdings LLC, 6.750%, 11/15/2021	46,856
275,000	Sirius XM Radio, Inc., 5.000%, 8/01/2027, 144A	258,500
600,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.500%, 3/01/2028, 144A	571,578
1,320,000	Unitymedia GmbH, 6.125%, 1/15/2025, 144A	1,384,350
875,000	Virgin Media Secured Finance PLC, 5.250%, 1/15/2026, 144A	842,188
200,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	195,000
565,000	Ziggo Bond Finance BV, 5.875%, 1/15/2025, 144A	533,925
810,000	Ziggo Secured Finance BV, 5.500%, 1/15/2027, 144A	761,165

		7,749,237

	Chemicals – 0.6%
805,000	Hercules LLC, 6.500%, 6/30/2029(d)(e)	816,069

	Construction Machinery – 0.9%
200,000	Ashtead Capital, Inc., 4.125%, 8/15/2025, 144A	192,000
200,000	Ashtead Capital, Inc., 4.375%, 8/15/2027, 144A	190,000
115,000	United Rentals North America, Inc., 4.625%, 7/15/2023	117,013
490,000	United Rentals North America, Inc., 4.625%, 10/15/2025	476,525

	Construction Machinery – continued
290,000	United Rentals North America, Inc., 5.750%, 11/15/2024	301,904

		1,277,442

	Consumer Cyclical Services – 0.9%
190,000	IHS Markit Ltd., 4.000%, 3/01/2026, 144A	182,400
460,000	Interval Acquisition Corp., 5.625%, 4/15/2023	470,350
285,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.250%, 12/01/2021, 144A	286,511
295,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	317,862

		1,257,123

	Consumer Products – 0.4%
625,000	Coty, Inc., 6.500%, 4/15/2026, 144A	628,125

	Electric – 2.0%
695,000	AES Corp., 4.000%, 3/15/2021	697,606
340,000	AES Corp., 4.500%, 3/15/2023	346,188
90,000	AES Corp., 5.125%, 9/01/2027	91,575
277,000	AES Corp. (The), 5.500%, 4/15/2025	286,945
220,000	AES Corp. (The), 6.000%, 5/15/2026	231,550
925,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	1,096,125

		2,749,989

	Environmental – 0.2%
45,000	GFL Environmental, Inc., 5.625%, 5/01/2022, 144A	45,000
175,000	GFL Environmental, Inc., 9.875%, 2/01/2021, 144A	184,625

		229,625

	Finance Companies – 4.7%
535,000	Aircastle Ltd., 4.125%, 5/01/2024	524,300
375,000	Aircastle Ltd., 5.125%, 3/15/2021	384,375
410,000	Aircastle Ltd., 5.500%, 2/15/2022	427,425
30,000	Aircastle Ltd., 7.625%, 4/15/2020	32,100
95,000	CIT Group, Inc., 4.125%, 3/09/2021	95,475
65,000	iStar, Inc., 4.625%, 9/15/2020	65,081
585,000	iStar, Inc., 5.000%, 7/01/2019	586,854
220,000	iStar, Inc., 5.250%, 9/15/2022	212,850
245,000	iStar, Inc., 6.500%, 7/01/2021	250,206
340,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	322,150
435,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	442,595
30,000	Navient Corp., MTN, 6.125%, 3/25/2024	29,888
185,000	Navient LLC, 5.500%, 1/25/2023	181,763
65,000	Navient LLC, MTN, 4.875%, 6/17/2019	65,520
835,000	Navient LLC, MTN, 5.500%, 1/15/2019	844,185
245,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	245,919
490,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	458,150
890,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	887,775
102,000	Stearns Holdings LLC, 9.375%, 8/15/2020, 144A	103,785

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Finance Companies – continued
$320,000	Unifin Financiera SAB de CV SOFOM ENR, 7.250%, 9/27/2023, 144A	$326,077

		6,486,473

	Financial Other – 0.5%
645,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	646,613

	Food & Beverage – 2.5%
675,000	B&G Foods, Inc., 5.250%, 4/01/2025	628,796
730,000	Cosan Luxembourg S.A., 7.000%, 1/20/2027, 144A	776,421
225,000	JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	209,813
220,000	JBS USA LUX S.A./JBS USA Finance, Inc., 7.250%, 6/01/2021, 144A	221,650
350,000	MARB BondCo PLC, 6.875%, 1/19/2025, 144A	320,250
240,000	Pilgrim’s Pride Corp., 5.750%, 3/15/2025, 144A	233,066
440,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	414,612
635,000	Post Holdings, Inc., 5.750%, 3/01/2027, 144A	631,825

		3,436,433

	Gaming – 1.0%
150,000	Boyd Gaming Corp., 6.375%, 4/01/2026	156,391
80,000	GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	81,200
165,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.500%, 1/15/2028	154,737
925,000	MGM Resorts International, 6.000%, 3/15/2023	971,250

		1,363,578

	Government Owned – No Guarantee – 1.7%
480,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	418,800
135,000	Petrobras Global Finance BV, 5.750%, 2/01/2029	130,630
805,000	Petrobras Global Finance BV, 5.999%, 1/27/2028, 144A	796,950
25,000	Petrobras Global Finance BV, 6.750%, 1/27/2041	24,375
80,000	Petrobras Global Finance BV, 6.875%, 1/20/2040	78,680
265,000	Petrobras Global Finance BV, 7.250%, 3/17/2044	270,300
640,000	YPF S.A., 6.950%, 7/21/2027, 144A	642,624

		2,362,359

	Health Insurance – 0.2%
320,000	Centene Corp., 4.750%, 1/15/2025	312,000

	Healthcare – 4.5%
300,000	HCA Healthcare, Inc., 6.250%, 2/15/2021	315,000
410,000	HCA, Inc., 4.500%, 2/15/2027	395,650
115,000	HCA, Inc., 5.250%, 4/15/2025	117,553
60,000	HCA, Inc., 5.250%, 6/15/2026	60,780
655,000	HCA, Inc., 5.375%, 2/01/2025	656,637
430,000	HCA, Inc., 7.050%, 12/01/2027	454,725

	Healthcare – continued
35,000	HCA, Inc., 7.500%, 12/15/2023	38,413
790,000	HCA, Inc., 7.500%, 11/06/2033	863,075
40,000	HCA, Inc., 7.690%, 6/15/2025	44,100
40,000	HCA, Inc., 8.360%, 4/15/2024	45,700
205,000	HCA, Inc., MTN, 7.580%, 9/15/2025	224,731
20,000	HCA, Inc., MTN, 7.750%, 7/15/2036	22,000
215,000	Hologic, Inc., 4.375%, 10/15/2025, 144A	207,475
250,000	Hologic, Inc., 4.625%, 2/01/2028, 144A	240,000
140,000	LifePoint Health, Inc., 5.500%, 12/01/2021	141,400
320,000	Polaris Intermediate Corp., PIK, 8.500%, 12/01/2022, 144A(f)	326,403
330,000	Quintiles IMS, Inc., 5.000%, 10/15/2026, 144A	328,799
775,000	Surgery Center Holdings, Inc., 6.750%, 7/01/2025, 144A	751,750
70,000	Tenet Healthcare Corp., 5.125%, 5/01/2025, 144A	67,288
250,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	227,500
640,000	Tenet Healthcare Corp., 7.500%, 1/01/2022, 144A	674,400

		6,203,379

	Home Construction – 2.1%
200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(c)(d)(g)(h)	2
260,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(d)(e)	235,077
385,000	Lennar Corp., 4.750%, 11/15/2022	387,406
690,000	Lennar Corp., 5.000%, 6/15/2027, 144A	672,750
720,000	PulteGroup, Inc., 6.000%, 2/15/2035	729,000
495,000	PulteGroup, Inc., 6.375%, 5/15/2033	517,275
380,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	380,950

		2,922,460

	Independent Energy – 8.3%
375,000	Aker BP ASA, 5.875%, 3/31/2025, 144A	379,687
265,000	Aker BP ASA, 6.000%, 7/01/2022, 144A	273,613
250,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	270,000
595,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	523,600
68,000	California Resources Corp., 5.500%, 9/15/2021	52,415
33,000	California Resources Corp., 6.000%, 11/15/2024	20,162
360,000	California Resources Corp., 8.000%, 12/15/2022, 144A	282,600
110,000	Callon Petroleum Co., 6.125%, 10/01/2024	112,508
103,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	95,275
8,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	7,210
12,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	12,060
21,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	21,630
600,000	CNX Resources Corp., 5.875%, 4/15/2022	603,750

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Independent Energy – continued
$310,000	Continental Resources, Inc., 3.800%, 6/01/2024	$298,375
80,000	Continental Resources, Inc., 4.500%, 4/15/2023	80,900
630,000	Continental Resources, Inc., 5.000%, 9/15/2022	638,662
445,000	Eclipse Resources Corp., 8.875%, 7/15/2023	419,969
480,000	Gulfport Energy Corp., 6.375%, 5/15/2025	459,600
210,000	Gulfport Energy Corp., 6.375%, 1/15/2026	199,500
162,000	Halcon Resources Corp., 6.750%, 2/15/2025	159,165
85,000	Matador Resources Co., 6.875%, 4/15/2023	88,400
250,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	208,750
530,000	MEG Energy Corp., 6.500%, 1/15/2025, 144A	514,100
465,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	383,625
135,000	Newfield Exploration Co., 5.625%, 7/01/2024	142,425
834,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	845,876
75,000	PDC Energy, Inc., 6.125%, 9/15/2024	76,500
120,000	QEP Resources, Inc., 5.250%, 5/01/2023	115,505
225,000	QEP Resources, Inc., 5.375%, 10/01/2022	224,719
380,000	Rex Energy Corp., 8.000%, 10/01/2020(d)(e)	108,300
370,000	RSP Permian, Inc., 6.625%, 10/01/2022	386,646
200,000	Sanchez Energy Corp., 6.125%, 1/15/2023	145,875
610,000	Sanchez Energy Corp., 7.250%, 2/15/2023, 144A	613,050
260,000	Seven Generations Energy Ltd., 5.375%, 9/30/2025, 144A	248,300
280,000	SM Energy Co., 5.000%, 1/15/2024	259,700
230,000	SM Energy Co., 5.625%, 6/01/2025	217,925
170,000	SM Energy Co., 6.125%, 11/15/2022	170,000
135,000	SM Energy Co., 6.500%, 11/15/2021	135,844
40,000	SM Energy Co., 6.500%, 1/01/2023	39,700
75,000	SM Energy Co., 6.750%, 9/15/2026	74,250
250,000	Southwestern Energy Co., 6.700%, 1/23/2025	242,625
265,000	Southwestern Energy Co., 7.500%, 4/01/2026	267,650
660,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	666,587
95,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	95,961
285,000	Whiting Petroleum Corp., 6.625%, 1/15/2026, 144A	287,138

		11,470,132

	Leisure – 0.2%
65,000	Boyne USA, Inc., 7.250%, 5/01/2025, 144A	66,706
180,000	Constellation Merger Sub, Inc., 8.500%, 9/15/2025, 144A	174,150

		240,856

	Life Insurance – 0.3%
430,000	CNO Financial Group, Inc., 5.250%, 5/30/2025	427,850

	Local Authorities – 0.3%
185,000	Provincia de Buenos Aires, 7.875%, 6/15/2027, 144A	191,938
260,000	Provincia de Buenos Aires, 6.500%, 2/15/2023, 144A	266,289

		458,227

	Lodging – 0.9%
115,000	Hilton Domestic Operating Co., Inc., 4.250%, 9/01/2024	111,550
595,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.625%, 4/01/2025	594,256
550,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.875%, 4/01/2027	543,813

		1,249,619

	Media Entertainment – 2.8%
660,000	AMC Networks, Inc., 4.750%, 12/15/2022	664,950
25,000	AMC Networks, Inc., 5.000%, 4/01/2024	24,704
85,000	Clear Channel Worldwide Holdings, Inc., Series A, 6.500%, 11/15/2022	86,275
540,000	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/2022	551,178
1,405,000	Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3/15/2020	1,403,244
130,000	Match Group, Inc., 5.000%, 12/15/2027, 144A	128,050
310,000	Meredith Corp., 6.875%, 2/01/2026, 144A	318,137
710,000	Netflix, Inc., 4.875%, 4/15/2028, 144A	682,736

		3,859,274

	Metals & Mining – 1.9%
65,000	ArcelorMittal, 7.000%, 3/01/2041	75,563
135,000	ArcelorMittal, 7.250%, 10/15/2039	159,637
400,000	First Quantum Minerals Ltd., 6.500%, 3/01/2024, 144A	379,500
355,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	355,000
870,000	Freeport-McMoRan, Inc., 4.550%, 11/14/2024	854,775
350,000	Gerdau Trade, Inc., 4.875%, 10/24/2027, 144A	345,565
165,000	Glencore Finance Canada Ltd., 5.550%, 10/25/2042, 144A	173,915
65,000	Vale Overseas Ltd., 6.875%, 11/10/2039	77,025
150,000	Vale S.A., 5.625%, 9/11/2042	158,325

		2,579,305

	Midstream – 4.3%
80,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/2019	82,328
335,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	332,488
710,000	Energy Transfer Partners LP, Series A, (fixed rate to 2/15/2023, variable rate thereafter), 6.250%(i)	679,381
1,020,000	Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/2026, 144A	1,002,150

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Midstream – continued
$340,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019	$340,197
155,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	147,638
135,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	134,663
375,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	376,406
125,000	NGPL PipeCo LLC, 4.375%, 8/15/2022, 144A	124,219
540,000	NGPL PipeCo LLC, 4.875%, 8/15/2027, 144A	531,900
195,000	Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022	211,594
160,000	SemGroup Corp./Rose Rock Finance Corp., 5.625%, 7/15/2022	155,200
175,000	SemGroup Corp./Rose Rock Finance Corp., 5.625%, 11/15/2023	165,375
985,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019	987,462
50,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	48,000
670,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	675,025

		5,994,026

	Non-Agency Commercial Mortgage-Backed Securities – 0.6%
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	709,735
101,690	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.826%, 8/10/2045(a)	102,551
100,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.826%, 6/15/2045, 144A(a)	80,947

		893,233

	Oil Field Services – 1.1%
370,000	Ensco PLC, 5.750%, 10/01/2044	250,675
20,000	Global Marine, Inc., 7.000%, 6/01/2028	19,600
90,000	Noble Holding International Ltd., 5.250%, 3/15/2042	55,800
185,000	Noble Holding International Ltd., 6.050%, 3/01/2041	121,175
330,000	Noble Holding International Ltd., 7.750%, 1/15/2024	306,075
415,000	Noble Holding International Ltd., 7.875%, 2/01/2026, 144A	408,775
15,000	Parker Drilling Co., 6.750%, 7/15/2022	11,715
80,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	80,200
198,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	201,465
135,000	Transocean, Inc., 7.500%, 1/15/2026, 144A	132,975

		1,588,455

	Packaging – 1.5%
330,000	ARD Finance S.A., PIK, 7.125%, 9/15/2023(f)	341,962
345,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 4.625%, 5/15/2023, 144A	346,294
350,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.250%, 5/15/2024, 144A	372,312
475,000	Berry Global, Inc., 4.500%, 2/15/2026, 144A	449,469
275,000	Crown Americas LLC/Crown Americas Capital Corp., 4.750%, 2/01/2026, 144A	266,063
360,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	370,350

		2,146,450

	Paper – 0.5%
350,000	Klabin Finance S.A., 4.875%, 9/19/2027, 144A	336,438
320,000	Suzano Austria GmbH, 5.750%, 7/14/2026, 144A	336,032

		672,470

	Pharmaceuticals – 1.2%
225,000	Catalent Pharma Solutions, Inc., 4.875%, 1/15/2026, 144A	219,375
300,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	220,624
95,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	83,125
115,000	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/2021, 144A	109,825
1,110,000	Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/2023, 144A	979,564

		1,612,513

	Property & Casualty Insurance – 1.3%
1,160,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	1,197,236
555,000	HUB International Ltd., 7.875%, 10/01/2021, 144A	574,425

		1,771,661

	Refining – 0.4%
495,000	Parkland Fuel Corp., 6.000%, 4/01/2026, 144A	497,475

	REITs – Mortgage – 0.9%
645,000	Starwood Property Trust, Inc., 3.625%, 2/01/2021, 144A	633,712
610,000	Starwood Property Trust, Inc., 4.750%, 3/15/2025, 144A	594,750

		1,228,462

	Restaurants – 0.5%
685,000	1011778 B.C. ULC/New Red Finance, Inc., 5.000%, 10/15/2025, 144A	652,257

	Retailers – 1.2%
480,000	Dillard’s, Inc., 7.000%, 12/01/2028	516,974
170,000	Foot Locker, Inc., 8.500%, 1/15/2022	195,925

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Retailers – continued
$125,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	$125,975
535,000	Group 1 Automotive, Inc., 5.250%, 12/15/2023, 144A	535,000
205,000	L Brands, Inc., 6.750%, 7/01/2036	196,800
140,000	L Brands, Inc., 6.875%, 11/01/2035	135,800
225,000	Nine West Holdings, Inc., 6.125%, 11/15/2034(d)(e)	22,500

		1,728,974

	Supermarkets – 1.1%
735,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025	626,808
415,000	KeHE Distributors LLC/KeHE Finance Corp., 7.625%, 8/15/2021, 144A	405,662
10,000	New Albertsons LP, 8.700%, 5/01/2030	8,825
615,000	New Albertsons LP, Series C, MTN, 6.625%, 6/01/2028	473,550

		1,514,845

	Technology – 5.4%
110,000	ACI Worldwide, Inc., 6.375%, 8/15/2020, 144A	111,137
260,000	Blackboard, Inc., 9.750%, 10/15/2021, 144A	221,000
135,000	Camelot Finance S.A., 7.875%, 10/15/2024, 144A	140,906
70,000	CommScope Technologies LLC, 6.000%, 6/15/2025, 144A	72,835
140,000	CommScope, Inc., 5.000%, 6/15/2021, 144A	141,925
1,265,000	Dell International LLC/EMC Corp., 6.020%, 6/15/2026, 144A	1,362,305
520,000	Dell International LLC/EMC Corp., 8.350%, 7/15/2046	660,494
310,000	Dell International LLC/EMC Corp., 8.350%, 7/15/2046, 144A	393,756
150,000	Equinix, Inc., 5.375%, 1/01/2022	154,500
140,000	Equinix, Inc., 5.375%, 4/01/2023	142,975
590,000	First Data Corp., 5.000%, 1/15/2024, 144A	590,000
695,000	First Data Corp., 7.000%, 12/01/2023, 144A	729,542
320,000	Micron Technology, Inc., 5.250%, 1/15/2024, 144A	330,800
92,000	Microsemi Corp., 9.125%, 4/15/2023, 144A	102,465
190,000	MSCI, Inc., 5.250%, 11/15/2024, 144A	193,990
655,000	Open Text Corp., 5.625%, 1/15/2023, 144A	678,744
20,000	Open Text Corp., 5.875%, 6/01/2026, 144A	20,569
575,000	Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	580,923
235,000	Sabre GLBL, Inc., 5.375%, 4/15/2023, 144A	237,056
710,000	Western Digital Corp., 4.750%, 2/15/2026	708,438

		7,574,360

	Transportation Services – 0.1%
185,000	APL Ltd., 8.000%, 1/15/2024(d)(e)	179,450

	Treasuries – 1.0%
1,410,000	U.S. Treasury Note, 1.125%, 1/31/2019	1,398,764

	Wireless – 2.3%
325,000	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	309,969
80,000	Nokia Oyj, 3.375%, 6/12/2022	77,057
700,000	Nokia Oyj, 4.375%, 6/12/2027	657,125
496,000	Sprint Capital Corp., 6.875%, 11/15/2028	462,520
1,205,000	Sprint Corp., 7.250%, 9/15/2021	1,245,669
125,000	T-Mobile USA, Inc., 4.500%, 2/01/2026	120,000
345,000	T-Mobile USA, Inc., 4.750%, 2/01/2028	331,631

		3,203,971

	Wirelines – 1.6%
220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	213,400
15,000	Frontier Communications Corp., 7.000%, 11/01/2025	7,892
235,000	Frontier Communications Corp., 7.450%, 7/01/2035	116,802
385,000	Frontier Communications Corp., 8.500%, 4/01/2026, 144A	372,487
95,000	Level 3 Financing, Inc., 5.125%, 5/01/2023	93,219
520,000	Level 3 Financing, Inc., 5.250%, 3/15/2026	490,100
35,000	Level 3 Financing, Inc., 5.375%, 5/01/2025	33,950
480,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	432,000
155,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	181,737
390,000	Windstream Services LLC/Windstream Finance Corp., 7.750%, 10/15/2020	325,650

		2,267,237

	Total Non-Convertible Bonds
	(Identified Cost $112,260,720)	113,097,928

Convertible Bonds – 10.8%

	Aerospace & Defense – 0.2%
300,000	Kaman Corp., 3.250%, 5/01/2024, 144A	340,332

	Building Materials – 0.2%
255,000	Tutor Perini Corp., 2.875%, 6/15/2021	268,663

	Cable Satellite – 1.1%
1,085,000	DISH Network Corp., 2.375%, 3/15/2024	959,456
625,000	DISH Network Corp., 3.375%, 8/15/2026	602,000

		1,561,456

	Consumer Cyclical Services – 0.5%
725,000	Macquarie Infrastructure Corp., 2.000%, 10/01/2023	643,438

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Diversified Operations – 0.4%
$485,000	RWT Holdings, Inc., 5.625%, 11/15/2019	$487,425

	Healthcare – 0.8%
395,000	Evolent Health, Inc., 2.000%, 12/01/2021	396,557
100,000	Insulet Corp., 1.375%, 11/15/2024, 144A	114,452
485,000	Teladoc, Inc., 3.000%, 12/15/2022, 144A	573,089

		1,084,098

	Leisure – 0.1%
140,000	Rovi Corp., 0.500%, 3/01/2020	134,908

	Media Entertainment – 0.1%
135,000	Liberty Media Corp., 2.250%, 9/30/2046	140,490

	Midstream – 0.9%
885,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	762,074
155,000	PDC Energy, Inc., 1.125%, 9/15/2021	150,497
55,000	SM Energy Co., 1.500%, 7/01/2021	51,920
295,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	277,665

		1,242,156

	Oil Field Services – 0.4%
65,000	Hercules Capital, Inc., 4.375%, 2/01/2022	65,767
670,000	Nabors Industries, Inc., 0.750%, 1/15/2024, 144A	501,441

		567,208

	Pharmaceuticals – 3.7%
290,000	Acorda Therapeutics, Inc., 1.750%, 6/15/2021	263,578
1,365,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	1,281,394
251,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	276,414
90,000	Dermira, Inc., 3.000%, 5/15/2022, 144A	71,219
325,000	Flexion Therapeutics, Inc., 3.375%, 5/01/2024, 144A	369,844
345,000	Horizon Pharma Investment Ltd., 2.500%, 3/15/2022	316,386
1,360,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	1,089,700
235,000	Ionis Pharmaceuticals, Inc., 1.000%, 11/15/2021	232,165
455,000	Neurocrine Biosciences, Inc., 2.250%, 5/15/2024, 144A	595,998
365,000	Pacira Pharmaceuticals, Inc., 2.375%, 4/01/2022	332,606
65,000	SareptaTherapeutics, Inc., 1.500%, 11/15/2024, 144A	81,004
220,000	Supernus Pharmaceuticals, Inc., 0.625%, 4/01/2023, 144A	233,496

		5,143,804

	Railroads – 0.3%
30,000	Echo Global Logistics, Inc., 2.500%, 5/01/2020	30,442

	Railroads – continued
315,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	359,888

		390,330

	REITs – Mortgage – 0.2%
345,000	iStar, Inc., 3.125%, 9/15/2022, 144A	328,273

	Technology – 1.9%
1,080,000	Finisar Corp., 0.500%, 12/15/2036	970,282
235,000	MagnaChip Semiconductor S.A., 5.000%, 3/01/2021	315,664
790,000	Nuance Communications, Inc., 1.000%, 12/15/2035	751,464
245,000	Nuance Communications, Inc., 1.250%, 4/01/2025, 144A	242,334
350,000	Verint Systems, Inc., 1.500%, 6/01/2021	340,728

		2,620,472

	Total Convertible Bonds
	(Identified Cost $15,305,718)	14,953,053

	Total Bonds and Notes
	(Identified Cost $127,566,438)	128,050,981

Senior Loans – 1.0%

	Chemicals – 0.1%
99,602	Chemours Co. (The), 2018 USD Term Loan B, 3/21/2025(j)	99,312
99,351	Chemours Co. (The), 2017 USD Term Loan B, Prime + 1.500%, 6.250%, 5/12/2022(b)	99,227

		198,539

	Independent Energy – 0.3%
407,467	Chesapeake Energy Corp., Term Loan, 3-month LIBOR + 7.500%, 9.444%, 8/23/2021(b)	432,278

	Transportation Services – 0.6%
819,635	Uber Technologies, 2018 Term Loan, 4/04/2025(j)	822,708

	Total Senior Loans
	(Identified Cost $1,422,054)	1,453,525

Shares

Preferred Stocks – 1.1%

	Food & Beverage – 0.8%
9,524	Bunge Ltd., 4.875%	1,032,157

	Midstream – 0.3%
641	Chesapeake Energy Corp., 5.750%	362,774
13	Chesapeake Energy Corp., 5.750%, 144A	7,357
90	Chesapeake Energy Corp., 5.750%	51,412

		421,543

	Total Preferred Stocks
	(Identified Cost $1,435,724)	1,453,700

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Shares	Description	Value (†)

Common Stocks – 0.8%

	Oil, Gas & Consumable Fuels – 0.5%
17,026	Bonanza Creek Energy, Inc.(k)	$471,790
8,051	Halcon Resources Corp.(k)	39,208
570	Rex Energy Corp.(d)(e)(k)	520
6,458	Whiting Petroleum Corp.(k)	218,539

		730,057

	Pharmaceuticals – 0.3%
948	Allergan PLC	159,539
4,298	Bristol-Myers Squibb Co.	271,849

		431,388

	Total Common Stocks
	(Identified Cost $2,136,437)	1,161,445

Warrants – 0.0%
2,186	Halcon Resources Corp., Expiration on 9/9/2020 at $14.04(k) (Identified Cost $0)	1,115

Principal Amount

Short-Term Investments – 4.5%
$6,276,803	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2018 at 0.900% to be repurchased at $6,277,431 on 4/02/2018 collateralized by $6,305,000 U.S. Treasury Note, 2.750% due 11/15/2023 valued at $6,405,514 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $6,276,803)	6,276,803

	Total Investments – 99.6%
	(Identified Cost $138,837,456)	138,397,569
	Other assets less liabilities—0.4%	511,031

	Net Assets – 100.0%	$138,908,600

(†)	See Note 2 of Notes to Financial Statements.
(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2018 is disclosed.
(b)	Variable rate security. Rate as of March 31, 2018 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)	Illiquid security.
(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2018, the value of these securities amounted to $1,361,916 or 1.0% of net assets. See Note 2 of Notes to Financial Statements.
(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended March 31, 2018, interest payments were made in cash.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Fair valued by the Fund’s adviser. At March 31, 2018, the value of this security amounted to $2 or less than 0.1% of net assets
(i)	Perpetual bond with no specified maturity date.
(j)	Position is unsettled. Contract rate was not determined at March 31, 2018 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)	Non-income producing security.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the value of Rule 144A holdings amounted to $60,524,341 or 43.6% of net assets.
ABS	Asset-Backed Securities
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

Industry Summary at March 31, 2018 (Unaudited)

Independent Energy	8.6%
Technology	7.3
Cable Satellite	6.7
Midstream	5.5
Healthcare	5.3
Pharmaceuticals	5.2
Finance Companies	4.7
Banking	4.5
Food & Beverage	3.3
Media Entertainment	2.9
Building Materials	2.4
Wireless	2.3
Airlines	2.2
Home Construction	2.1
Electric	2.0
Other Investments, less than 2% each	30.1
Short-Term Investments	4.5

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 116.8% of Net Assets

	ABS Car Loan – 11.5%
$1,840,000	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.400%, 1/08/2021	$1,833,450
1,440,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.870%, 11/08/2021	1,442,729
5,060,000	Americredit Automobile Receivables Trust, Series 2016-4, Class C, 2.410%, 7/08/2022	4,976,194
2,804,831	Avid Automobile Receivables Trust, Series 2018-1, Class A, 2.840%, 8/15/2023, 144A	2,794,046
645,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.620%, 9/20/2019, 144A	644,482
2,630,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/2020, 144A	2,619,827
300,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.500%, 2/20/2021, 144A	297,724
4,395,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.500%, 7/20/2021, 144A	4,347,346
3,480,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.630%, 12/20/2021, 144A	3,447,498
2,430,000	California Republic Auto Receivables Trust, Series 2016-2, Class B, 2.520%, 5/16/2022	2,384,204
3,100,000	California Republic Auto ReceivablesTrust, Series 2017-1, Class C, 3.760%, 12/15/2023	3,040,183
780,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class A3, 2.020%, 8/20/2021, 144A	771,363
97,194	CarFinance Capital Auto Trust, Series 2014-2A, Class A, 1.440%, 11/16/2020, 144A	97,146
1,655,000	CarMax Auto Owner Trust, Series 2017-4, Class D, 3.300%, 5/15/2024	1,638,610
1,655,000	CarMax Auto Owner Trust, Series 2018-1, Class C, 2.950%, 11/15/2023	1,633,960
1,015,000	CarMax Auto Owner Trust, Series 2018-1, Class D, 3.370%, 7/15/2024	1,005,543
667,689	CarNow Auto Receivables Trust, Series 2015-1A, Class C, 3.880%, 4/15/2020, 144A	668,734
1,979,394	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A	1,961,442
638,044	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.710%, 5/15/2023, 144A	634,412
2,225,000	CPS Auto Receivables Trust, Series 2014-D, Class C, 4.350%, 11/16/2020, 144A	2,257,804

	ABS Car Loan – continued
1,610,000	CPS Auto Receivables Trust, Series 2015-B, Class C, 4.200%, 5/17/2021, 144A	1,625,946
1,745,000	CPS Auto Receivables Trust, Series 2016-A, Class D, 5.000%, 12/15/2021, 144A	1,785,754
4,025,000	CPS Auto Trust, Series 2016-D, Class D, 4.530%, 1/17/2023, 144A	4,094,693
103,736	Credit Acceptance Auto Loan Trust, Series 2015-1A, Class B, 2.610%, 1/17/2023, 144A	103,784
6,770,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class B, 3.180%, 5/15/2024, 144A	6,751,980
1,675,000	Credit Acceptance Auto Loan Trust, Series 2018-1A, Class A, 3.010%, 2/16/2027, 144A	1,664,321
1,651,127	Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.910%, 5/17/2021, 144A	1,660,863
7,550,000	Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.020%, 11/15/2021, 144A	7,561,801
1,240,000	DT Auto Owner Trust, Series 2015-2A, Class D, 4.250%, 2/15/2022, 144A	1,250,496
2,340,000	DT Auto Owner Trust, Series 2015-3A, Class D, 4.530%, 10/17/2022, 144A	2,374,302
5,040,000	DT Auto Owner Trust, Series 2016-4A, Class C, 2.740%, 10/17/2022, 144A	5,032,635
1,915,000	First Investors Auto Owner Trust, Series 2014-2A, Class D, 3.470%, 2/15/2021, 144A	1,919,036
2,245,000	First Investors Auto Owner Trust, Series 2017-1A, Class C, 2.950%, 4/17/2023, 144A	2,208,654
2,828,178	Flagship Credit Auto Trust, Series 2014-2, Class B, 2.840%, 11/16/2020, 144A	2,830,365
1,535,000	Flagship Credit Auto Trust, Series 2015-2, Class B, 3.080%, 12/15/2021, 144A	1,535,177
710,000	Flagship Credit Auto Trust, Series 2016-2, Class B, 3.840%, 9/15/2022, 144A	718,004
2,645,000	Flagship Credit Auto Trust, Series 2017-4, Class B, 2.660%, 10/17/2022, 144A	2,612,090
3,900,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.310%, 4/15/2026, 144A	3,876,815
3,460,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/2031, 144A	3,447,732
1,390,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.260%, 11/15/2025, 144A	1,384,985
5,108,467	GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.820%, 7/15/2022, 144A	5,089,258

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Car Loan – continued
$3,210,000	Hertz Vehicle Financing II LP, Series 2016-3A, Class A, 2.270%, 7/25/2020, 144A	$3,181,997
2,435,000	Hertz Vehicle Financing II LP, Series 2017-2A, Class A, 3.290%, 10/25/2023, 144A	2,413,184
719,705	Honor Automobile Trust Securitization, Series 2016-1A, Class A, 2.940%, 11/15/2019, 144A	719,952
1,285,000	Motor PLC, Series 2017-1A, Class A1, 1-month LIBOR + 0.530%, 2.402%, 9/25/2024, 144A(a)	1,286,423
2,990,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.540%, 4/18/2022, 144A	2,965,098
1,175,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2, 2.560%, 10/17/2022, 144A	1,159,862
1,670,000	NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1, 1-month LIBOR + 0.640%, 2.417%, 2/15/2023, 144A(a)	1,670,069
1,820,000	Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.660%, 11/15/2021	1,815,777
5,060,000	Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.460%, 3/15/2022	5,028,216
5,660,000	Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.760%, 12/15/2022	5,604,798
1,655,000	Santander Drive Auto Receivables Trust, Series 2018-1, Class C, 2.960%, 3/15/2024	1,646,647
718,419	Veros Automobile Receivables Trust, Series 2017-1, Class A, 2.840%, 4/17/2023, 144A	715,690
1,515,000	Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.290%, 9/15/2021, 144A	1,518,394
2,795,000	Westlake Automobile Receivables Trust, Series 2016-2A, Class C, 2.830%, 5/17/2021, 144A	2,796,530
1,035,000	Westlake Automobile Receivables Trust, Series 2018-1A, Class C, 2.920%, 5/15/2023, 144A	1,029,427

		131,577,452

	ABS Credit Card – 1.1%
2,000,000	Barclays Dryrock Issuance Trust, Series 2015-1, Class A, 2.200%, 12/15/2022	1,978,159
9,215,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	9,252,987
1,000,000	World Financial Network Credit Card Master Trust, Series 2012-C, Class M, 3.320%, 8/15/2022	1,004,413

		12,235,559

	ABS Home Equity – 3.7%
1,305,835	Bayview Opportunity Master Fund IIIa Trust, Series 2017-RN7, Class A1, 3.105%, 9/28/2032, 144A(b)	1,300,657
2,321,817	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	2,361,592
1,906,886	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 3.000%, 3/28/2057, 144A(b)	1,881,054
1,904,170	Bayview Opportunity Master Fund IVb Trust, Series 2016-SPL2, Class A, 4.000%, 6/28/2053, 144A(b)	1,929,712
1,385,000	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class B1, 4.250%, 6/28/2054, 144A(b)	1,423,741
2,016,100	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL3, Class B1, 4.250%, 11/28/2053, 144A(b)	2,104,744
2,892,209	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A, 3.500%, 1/28/2055, 144A(b)	2,905,115
2,168,001	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A	2,156,146
885,073	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	868,550
87,619	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 4.974%, 7/25/2021(b)	85,396
79,548	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	80,171
97,239	Countrywide Home Equity Loan Trust, Series 2006-S7, Class A3, 5.712%, 11/25/2035(b)(c)(d)	94,927
6,025,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 1-month LIBOR + 1.850%, 3.722%, 10/25/2027(a)	6,149,962
2,769,626	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 3.651%, 5/19/2034(b)	2,828,527
1,090,000	Holmes Master Issuer PLC, 3-month LIBOR + 0.360%, 2.146%, 10/15/2054, 144A(a)	1,090,220
111,976,054	JPMorgan Mortgage Trust, Series 2017-4, Class AX1, IO, 0.477%, 11/25/2048, 144A(b)(e)	2,839,063
505,926	Mill City Mortgage Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(b)	498,735
69,687	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 3.491%, 7/25/2035(b)(c)(d)	64,193

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Home Equity – continued
$1,417,000	Progress Residential Trust, Series 2015-SFR3, 4.673%, 11/12/2032, 144A	$1,447,791
400,000	Progress Residential Trust, Series 2017-SFR2, Class A, 2.897%, 12/17/2034, 144A	394,539
62,516	Residential Accredit Loans, Inc., Trust, Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021(c)(d)	60,012
295,172	Residential Accredit Loans, Inc., Trust, Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021	280,569
11,673	Residential Accredit Loans, Inc., Trust, Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021(c)(d)	11,271
663,543	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047, 144A(b)	672,690
1,132,199	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.000%, 12/25/2047, 144A(b)	1,147,225
1,193,493	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 2/25/2048, 144A(b)	1,209,449
1,580,886	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(b)	1,562,372
1,548,154	Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.250%, 4/25/2056, 144A(b)	1,523,351
3,269,702	WaMu Mortgage Pass Through Certificates, Series 2007-HY2, Class 2A2, 3.457%, 11/25/2036(b)	3,071,494

		42,043,268

	ABS Other – 6.0%
936,459	AASET Trust, Series 2017-1A, Class A, 3.967%, 5/16/2042, 144A	933,491
2,624,492	Apollo Aviation Securitization Equity Trust, Series 2018-1A, Class A, 3.844%, 1/16/2038, 144A	2,604,076
325,000	Ascentium Equipment Receivables Trust, Series 2017-2A, Class C, 2.870%, 8/10/2022, 144A	320,281
1,881,979	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213%, 12/16/2041, 144A(b)	1,911,179
1,051,000	CCG Receivables Trust, Series 2018-1, Class B, 3.090%, 6/16/2025, 144A	1,046,161
2,485,000	Chesapeake Funding II LLC, Series 2017-4A, Class A1, 2.120%, 11/15/2029, 144A	2,454,537
964,219	CLI Funding V LLC, Series 2014-1A, Class A, 3.290%, 6/18/2029, 144A	953,778
1,656,677	Emerald Aviation Finance Ltd., Series 2013-1, Class A, 4.650%, 10/15/2038, 144A(b)	1,674,512
1,607,000	GreatAmerica Leasing Receivables Funding LLC, Series 2017-1, Class A4, 2.360%, 1/20/2023, 144A	1,590,112

	ABS Other – continued
2,375,000	Lendmark Funding Trust, Series 2017-1A, Class A, 2.830%, 12/22/2025, 144A	2,362,450
1,340,000	Lendmark Funding Trust, Series 2017-2A, Class A, 2.800%, 5/20/2026, 144A	1,332,504
3,135,000	Mariner Finance Issuance Trust, Series 2017-BA, Class A, 2.920%, 12/20/2029, 144A	3,097,430
1,391,923	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(b)	1,412,947
9,265,000	OneMain Financial Issuance Trust, Series 2015-3A, Class A, 3.630%, 11/20/2028, 144A	9,373,943
4,160,000	OneMain Financial Issuance Trust, Series 2016-2A, Class B, 5.940%, 3/20/2028, 144A	4,219,296
1,169,033	Orange Lake Timeshare Trust, Series 2012-AA, Class A, 3.450%, 3/10/2027, 144A	1,169,298
5,352,215	Orange Lake Timeshare Trust, Series 2018-A, Class A, 3.100%, 11/08/2030, 144A	5,329,780
5,156,361	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	5,160,087
3,540,710	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A	3,643,009
980,000	Sofi Consumer Loan Program Trust, Series 2018-1A, Class A2, 3.140%, 2/25/2027, 144A	974,649
1,888,680	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050%, 4/25/2029, 144A	1,885,988
1,078,880	Sprite Ltd., Series 2017-1, Class A, 4.250%, 12/15/2037, 144A	1,075,007
591,263	SVO VOI Mortgage LLC, Series 2012-AA, Class A, 2.000%, 9/20/2029, 144A	581,588
1,292,792	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	1,288,759
569,136	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	566,166
3,246,667	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	3,204,991
2,420,000	Tidewater Sales Finance Master Trust, Series 2017-AA, Class A, 4.550%, 4/15/2021, 144A(f)(g)	2,420,854
635,000	Verizon Owner Trust, Series 2016-1A, Class A, 1.420%, 1/20/2021, 144A	629,299
5,544,336	Wave LLC, Series 2017-1A, Class A, 3.844%, 11/15/2042, 144A	5,524,193

		68,740,365

	ABS Student Loan – 3.5%
1,394,423	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650%, 1/25/2041, 144A	1,367,444

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Student Loan – continued
$2,960,000	Navient Student Loan Trust, Series 2018-2A, Class A3, 1-month LIBOR + 0.750%, 2.728%, 3/25/2067, 144A(a)(c)	$2,949,344
3,400,000	Nelnet Student Loan Trust, Series 2018-1A, Class A2, 1-month LIBOR + 0.760%, 2.637%, 5/25/2066, 144A(a)(c)(d)	3,400,000
1,213,781	Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A2, 3-month LIBOR + 0.950%, 2.645%, 7/01/2024(a)	1,215,033
1,433,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day ARS, 4.260%, 6/15/2032(a)(c)	1,432,713
7,559,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day ARS, 4.270%, 3/15/2033(a)(c)	7,557,488
3,278,224	SLM Student Loan Trust, Series 2008-2, Class A3, 3-month LIBOR + 0.750%, 2.495%, 4/25/2023(a)	3,266,505
2,715,000	SMB Private Education Loan Trust, Series 2018-A, Class A2B, 1-month LIBOR + 0.800%, 2.380%, 2/15/2036, 144A(a)(c)	2,715,000
2,485,000	Social Professional Loan Program, Series 2017-F, Class A2FX, 2.840%, 1/25/2041, 144A	2,444,336
63,451	SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 3.020%, 10/25/2027, 144A	63,341
323,548	SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 1-month LIBOR + 1.250%, 3.122%, 8/25/2032, 144A(a)	327,227
5,184,088	SoFi Professional Loan Program LLC, Series 2015-C, Class B, 3.580%, 8/25/2036, 144A	5,146,350
3,220,000	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A	3,186,079
5,505,123	South Carolina Student Loan Corp., Series 2010-1, Class A2, 3-month LIBOR + 1.000%, 2.745%, 7/25/2025(a)	5,527,254

		40,598,114

	ABS Whole Business – 0.4%
3,334,800	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A	3,425,097
972,563	Five Guys Funding LLC, Series 2017-1A, Class A2, 4.600%, 7/25/2047, 144A	988,467

		4,413,564

	Agency Commercial Mortgage-Backed Securities – 11.1%
14,155,000	Federal National Mortgage Association, Series 2015-M13, Class A2, 2.712%, 6/25/2025(b)	13,834,705
796,042	Federal National Mortgage Association, Series 2015-M17, Class FA, 1-month LIBOR + 0.930%, 2.518%, 11/25/2022(a)	801,611
22,300,000	Federal National Mortgage Association, Series 2015-M8, Class A2, 2.900%, 1/25/2025(b)	22,079,489
6,043,000	Federal National Mortgage Association, Series 2016-M1, Class A2, 2.939%, 1/25/2026(b)	5,959,532
10,629,061	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class X1, 1.346%, 12/25/2021(b)(e)	432,342
394,276,244	FHLMC Multifamily Structured Pass Through Certificates, Series K028, Class X1, 0.313%, 2/25/2023(b)(e)	4,878,932
6,125,000	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(b)	6,239,193
83,753,561	FHLMC Multifamily Structured Pass Through Certificates, Series K031, Class X1, 0.239%, 4/25/2023(b)(e)	871,079
33,996,905	FHLMC Multifamily Structured Pass Through Certificates, Series K036, Class X1, 0.762%, 10/25/2023(b)(e)	1,185,652
36,159,065	FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class X1, 1.174%, 3/25/2024(b)(e)	2,059,205
39,259,507	FHLMC Multifamily Structured Pass Through Certificates, Series K040, Class X1, 0.733%, 9/25/2024(b)(e)	1,567,369
78,084,011	FHLMC Multifamily Structured Pass Through Certificates, Series K046, Class X1, 0.375%, 3/25/2025(b)(e)	1,770,758
73,837,627	FHLMC Multifamily Structured Pass Through Certificates, Series K047, Class X1, 0.143%, 5/25/2025(b)(e)	736,250
37,266,613	FHLMC Multifamily Structured Pass Through Certificates, Series K049, Class X1, 0.610%, 7/25/2025(b)(e)	1,390,015
21,684,168	FHLMC Multifamily Structured Pass Through Certificates, Series K050, Class X1, 0.331%, 8/25/2025(b)(e)	474,571
42,704,727	FHLMC Multifamily Structured Pass Through Certificates, Series K051, Class X1, 0.550%, 9/25/2025(b)(e)	1,470,597

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$17,538,116	FHLMC Multifamily Structured Pass Through Certificates, Series K052, Class X1, 0.672%, 11/25/2025(b)(e)	$726,953
9,730,184	FHLMC Multifamily Structured Pass Through Certificates, Series K053, Class X1, 0.891%, 12/25/2025(b)(e)	565,380
17,049,716	FHLMC Multifamily Structured Pass Through Certificates, Series K054, Class X1, 1.179%, 1/25/2026(b)(e)	1,293,380
7,682,967	FHLMC Multifamily Structured Pass Through Certificates, Series K055, Class X1, 1.367%, 3/25/2026(b)(e)	689,168
8,711,969	FHLMC Multifamily Structured Pass Through Certificates, Series K057, Class X1, 1.193%, 7/25/2026(b)(e)	704,660
8,719,379	FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class X1, 0.930%, 8/25/2026(b)(e)	569,402
26,053,617	FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, 0.317%, 9/25/2026(b)(e)	604,316
94,609,699	FHLMC Multifamily Structured Pass Through Certificates, Series K060, Class X1, 0.079%, 10/25/2026(b)(e)	740,065
15,642,798	FHLMC Multifamily Structured Pass Through Certificates, Series K152, Class X1, 0.952%, 1/25/2031(b)(e)	1,345,334
3,242,779	FHLMC Multifamily Structured Pass Through Certificates, Series KS01, Class X1, 1.325%, 1/25/2023(b)(e)	140,748
52,279,809	FHLMC Multifamily Structured Pass Through Certificates, Series KS03, Class X, 0.306%, 8/25/2025(b)(e)	706,154
3,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS07, Class A2, 2.735%, 9/25/2025	2,921,139
35,471,936	FHLMC Multifamily Structured Pass Through Certificates, Series KW02, Class X1, 0.317%, 12/25/2026(b)(e)	668,146
1,938,039	FNMA, 3.340%, 3/01/2029	1,955,507
4,878,646	Government National Mortgage Association, Series 2006-46, Class IO, 0.484%, 4/16/2046(b)(c)(d)(e)	56,635
2,415,349	Government National Mortgage Association, Series 2006-51, Class IO, 0.938%, 8/16/2046(b)(c)(d)(e)	70,723
4,000,000	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(b)	4,505,691
1,553,060	Government National Mortgage Association, Series 2008-80, Class E, 5.674%, 8/16/2042(b)	1,624,799
7,179,174	Government National Mortgage Association, Series 2009-114, Class IO, 0.000%, 10/16/2049(b)(c)(d)(e)	39,517
9,333,658	Government National Mortgage Association, Series 2010-124, Class X, 0.089%, 12/16/2052(b)(c)(d)(e)	60,941

	Agency Commercial Mortgage-Backed Securities – continued
386,784	Government National Mortgage Association, Series 2010-49, Class IA, 1.508%, 10/16/2052(b)(c)(d)(e)	20,465
7,357,103	Government National Mortgage Association, Series 2011-119, Class IO, 0.538%, 8/16/2051(b)(e)	147,918
28,442,039	Government National Mortgage Association, Series 2011-121, Class IO, 0.587%, 6/16/2043(b)(e)	393,379
2,286,049	Government National Mortgage Association, Series 2011-121, Class ZA, 6.500%, 8/16/2051	2,827,457
17,346,795	Government National Mortgage Association, Series 2011-161, Class IO, 0.465%, 4/16/2045(b)(e)	306,898
8,288,184	Government National Mortgage Association, Series 2011-38, Class IO, 0.079%, 4/16/2053(b)(e)	133,355
2,228,871	Government National Mortgage Association, Series 2011-53, Class IO, 0.454%, 5/16/2051(b)(c)(d)(e)	42,789
11,037,032	Government National Mortgage Association, Series 2012-100, Class IC, 1.395%, 9/16/2050(b)(e)	584,364
8,391,480	Government National Mortgage Association, Series 2012-111, Class IC, 1.295%, 9/16/2050(b)(e)	427,347
62,203,128	Government National Mortgage Association, Series 2012-142, Class IO, 0.995%, 4/16/2054(b)(e)	2,401,115
14,030,457	Government National Mortgage Association, Series 2012-23, Class IO, 0.637%, 6/16/2053(b)(e)	325,184
29,930,133	Government National Mortgage Association, Series 2012-55, Class IO, 0.566%, 4/16/2052(b)(e)	573,782
17,840,455	Government National Mortgage Association, Series 2012-70, Class IO, 0.459%, 8/16/2052(b)(e)	357,521
18,908,201	Government National Mortgage Association, Series 2012-79, Class IO, 0.775%, 3/16/2053(b)(e)	755,402
63,281,482	Government National Mortgage Association, Series 2012-85, Class IO, 0.813%, 9/16/2052(b)(e)	2,813,672
5,172,122	Government National Mortgage Association, Series 2013-175, Class IO, 0.695%, 5/16/2055(b)(e)	169,350
11,570,597	Government National Mortgage Association, Series 2014-101, Class IO, 0.819%, 4/16/2056(b)(e)	601,635
43,149,572	Government National Mortgage Association, Series 2014-130, Class IB, 0.902%, 8/16/2054(b)(e)	2,022,550
35,040,094	Government National Mortgage Association, Series 2014-24, Class IX, 0.724%, 1/16/2054(b)(e)	1,254,327
24,329,093	Government National Mortgage Association, Series 2014-70, Class IO, 0.870%, 3/16/2049(b)(e)	1,018,109

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$17,375,502	Government National Mortgage Association, Series 2014-86, Class IO, 0.765%, 4/16/2056(b)(e)	$766,294
41,713,010	Government National Mortgage Association, Series 2015-120, Class IO, 0.882%, 3/16/2057(b)(e)	2,314,697
70,065,754	Government National Mortgage Association, Series 2015-146, Class IB, 0.850%, 7/16/2055(b)(e)	3,565,898
17,378,232	Government National Mortgage Association, Series 2015-171, Class IO, 0.892%, 11/16/2055(b)(e)	1,113,352
26,959,741	Government National Mortgage Association, Series 2015-189, Class IG, 0.931%, 1/16/2057(b)(e)	1,603,865
17,820,056	Government National Mortgage Association, Series 2015-21, Class IO, 1.029%, 7/16/2056(b)(e)	1,013,735
36,030,940	Government National Mortgage Association, Series 2015-32, Class IO, 0.872%, 9/16/2049(b)(e)	1,908,220
12,799,210	Government National Mortgage Association, Series 2015-68, Class IO, 0.775%, 7/16/2057(b)(e)	672,607
44,454,259	Government National Mortgage Association, Series 2015-70, Class IO, 1.067%, 12/16/2049(b)(e)	2,722,610
34,782,064	Government National Mortgage Association, Series 2015-73, Class IO, 0.805%, 11/16/2055(b)(e)	1,784,327
27,903,740	Government National Mortgage Association, Series 2016-143, 0.958%, 10/16/2056(e)	2,145,195
55,184,261	Government National Mortgage Association, Series 2016-6, Class IO, 0.751%, 2/16/2051(b)(e)	3,174,232
30,225,690	Government National Mortgage Association, Series 2018-2, Class IO, 0.768%, 12/16/2059(b)(e)	2,194,473

		127,896,082

	Collateralized Mortgage Obligations – 29.8%
4,118,996	Federal Agricultural Mortgage Corp., Series 2017-1, Class A2, 3.730%, 3/25/2047, 144A(b)(c)	4,098,401
100,917	Federal Home Loan Mortgage Corp., REMIC, Series 1673, Class SE, 8.390%, 2/15/2024(b)	110,761
78,131	Federal Home Loan Mortgage Corp., REMIC, Series 2060, Class ZA, 6.000%, 4/15/2028(c)(d)	83,574
929,134	Federal Home Loan Mortgage Corp., REMIC, Series 2626, Class SQ, 10.559%, 6/15/2023(b)	997,742
482,916	Federal Home Loan Mortgage Corp., REMIC, Series 2646, Class MH, 5.000%, 7/15/2033	503,796

	Collateralized Mortgage Obligations – continued
184,219	Federal Home Loan Mortgage Corp., REMIC, Series 2649, Class IM, 7.000%, 7/15/2033(c)(d)(e)	43,852
186,838	Federal Home Loan Mortgage Corp., REMIC, Series 2725, Class SC, 6.579%, 11/15/2033(b)	188,022
1,997,701	Federal Home Loan Mortgage Corp., REMIC, Series 2882, Class TF, 1-month LIBOR + 0.250%, 2.027%, 10/15/2034(a)	2,001,570
6,912,951	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035	7,504,814
2,928,407	Federal Home Loan Mortgage Corp., REMIC, Series 3013, Class AS, 13.677%, 5/15/2035(b)	3,539,755
7,127,541	Federal Home Loan Mortgage Corp., REMIC, Series 3149, Class LS, 5.423%, 5/15/2036(b)(e)	1,366,790
2,058,222	Federal Home Loan Mortgage Corp., REMIC, Series 3416, Class BI, 4.473%, 2/15/2038(b)(e)	254,125
1,469,975	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class VS, 12.713%, 2/15/2038(b)	1,813,956
1,383,754	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class WS, 11.900%, 2/15/2038(b)	1,600,706
1,441,991	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 2.862%, 6/15/2048(b)(e)	1,337,810
404,672	Federal Home Loan Mortgage Corp., REMIC, Series 3605, Class NC, 5.500%, 6/15/2037	444,041
1,478,462	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.274%, 12/15/2036(b)(e)	1,557,365
701,754	Federal Home Loan Mortgage Corp., REMIC, Series 3752, Class KF, 1-month LIBOR + 0.500%, 2.277%, 12/15/2037(a)	704,294
1,937,290	Federal Home Loan Mortgage Corp., REMIC, Series 3785, Class LS, 6.347%, 1/15/2041(b)	2,017,053
360,817	Federal Home Loan Mortgage Corp., REMIC, Series 3808, Class SH, 5.872%, 2/15/2041(b)	355,359
1,474,188	Federal Home Loan Mortgage Corp., REMIC, Series 3828, Class EF, 1-month LIBOR + 0.400%, 2.177%, 5/15/2037(a)	1,480,158
4,639,000	Federal Home Loan Mortgage Corp., REMIC, Series 3848, Class WX, 5.000%, 4/15/2041	5,135,104
1,800,000	Federal Home Loan Mortgage Corp., REMIC, Series 4041, Class ES, 15.117%, 8/15/2040(b)	2,600,074
3,708,343	Federal Home Loan Mortgage Corp., REMIC, Series 4097, 4.373%, 8/15/2032(b)(e)	416,317
1,820,000	Federal Home Loan Mortgage Corp., REMIC, Series 4204, Class QP, 3.000%, 5/15/2043	1,707,150

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$1,475,225	Federal Home Loan Mortgage Corp., REMIC, Series 4238, Class FD, 1-month LIBOR + 0.300%, 2.077%, 2/15/2042(a)	$1,472,526
13,772,621	Federal Home Loan Mortgage Corp., REMIC, Series 4321, Class BS, 1.446%, 6/15/2039(b)(e)	688,354
800,000	Federal Home Loan Mortgage Corp., REMIC, Series 4395, Class PE, 2.500%, 4/15/2037	683,730
357,917	Federal Home Loan Mortgage Corp., REMIC, Series 4460, Class NT, 6.500%, 8/15/2043(b)	362,898
425,382	Federal Home Loan Mortgage Corp., REMIC, Series 4460, Class TN, 5.000%, 8/15/2043(b)	427,328
1,399,000	Federal Home Loan Mortgage Corp., REMIC, Series 4480, Class NB, 3.500%, 6/15/2045	1,351,354
562,111	Federal Home Loan Mortgage Corp., Series 224, Class IO, 6.000%, 3/01/2033(e)	101,487
7,791,637	Federal Home Loan Mortgage Corp., Series 277, Class 30, 3.000%, 9/15/2042	7,641,473
5,412,825	Federal Home Loan Mortgage Corp., Series 353, Class 300, 3.000%, 12/15/2046	5,312,641
492,301	Federal Home Loan Mortgage Corp., Series 3792, Class DF, 1-month LIBOR + 0.400%, 2.177%, 11/15/2040(a)	492,450
2,170,761	Federal Home Loan Mortgage Corp., Series 4268, Class DL, 2.500%, 11/15/2028	2,060,285
1,655,138	Federal Home Loan Mortgage Corp., Series 4290, Class QB, 2.500%, 1/15/2029	1,562,290
217,885	Federal National Mortgage Association, REMIC, Series 1996-45, Class SC, 5.379%, 1/25/2024(b)(c)(d)(e)	20,086
1,436,524	Federal National Mortgage Association, REMIC, Series 2005-22, Class DG, 6.810%, 4/25/2035(b)	1,484,230
3,421,595	Federal National Mortgage Association, REMIC, Series 2005-45, Class DA, 17.558%, 6/25/2035(b)	4,972,554
1,775,612	Federal National Mortgage Association, REMIC, Series 2005-62, Class GZ, 5.750%, 7/25/2035	2,074,828
2,712,086	Federal National Mortgage Association, REMIC, Series 2006-46, Class SK, 17.338%, 6/25/2036(b)	3,449,930
123,848	Federal National Mortgage Association, REMIC, Series 2006-69, Class KI, 5.429%, 8/25/2036(b)(c)(d)(e)	16,912
699,662	Federal National Mortgage Association, REMIC, Series 2008-15, Class AS, 23.643%, 8/25/2036(b)	1,086,632

	Collateralized Mortgage Obligations – continued
184,871	Federal National Mortgage Association, REMIC, Series 2008-35, Class CD, 4.500%, 5/25/2023	185,059
1,813,115	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.386%, 8/25/2038(b)	1,848,070
437,802	Federal National Mortgage Association, REMIC, Series 2008-87, Class LD, 4.518%, 11/25/2038(b)	454,782
1,176,727	Federal National Mortgage Association, REMIC, Series 2009-11, Class VP, 2.617%, 3/25/2039(b)	1,149,304
92,475	Federal National Mortgage Association, REMIC, Series 2009-71, Class MB, 4.500%, 9/25/2024(c)(d)	95,650
221,193	Federal National Mortgage Association, REMIC, Series 2010-75, Class MT, 4.287%, 12/25/2039(b)	220,299
3,180,254	Federal National Mortgage Association, REMIC, Series 2010-95, Class FB, 1-month LIBOR + 0.400%, 2.272%, 9/25/2040(a)	3,184,950
458,025	Federal National Mortgage Association, REMIC, Series 2011-100, Class SH, 6.036%, 11/25/2040(b)	471,373
6,496,984	Federal National Mortgage Association, REMIC, Series 2012-112, Class DA, 3.000%, 10/25/2042	6,397,643
1,500,000	Federal National Mortgage Association, REMIC, Series 2013-109, Class US, 7.598%, 7/25/2043(b)	1,779,924
939,818	Federal National Mortgage Association, REMIC, Series 2013-23, Class TS, 3.654%, 3/25/2043(b)	840,813
722,847	Federal National Mortgage Association, REMIC, Series 2013-26, Class SJ, 3.463%, 4/25/2033(b)	668,456
4,790,627	Federal National Mortgage Association, REMIC, Series 2013-34, Class PS, 4.279%, 8/25/2042(b)(e)	660,691
120,760	Federal National Mortgage Association, REMIC, Series 2014-67, Class PT, 6.000%, 10/25/2044(b)	120,604
1,845,566	Federal National Mortgage Association, REMIC, Series 2015-1, Class SN, 6.000%, 7/25/2043(b)	1,951,746
687,206	Federal National Mortgage Association, REMIC, Series 2015-55, Class KT, 5.500%, 5/25/2041(b)	731,468
2,827,399	Federal National Mortgage Association, REMIC, Series 2016-26, Class KL, 4.500%, 11/25/2042(b)	2,703,422
25,744,064	Federal National Mortgage Association, REMIC, Series 2016-32, Class SA, 4.229%, 10/25/2034(b)(e)	3,431,921
2,251,867	Federal National Mortgage Association, REMIC, Series 2016-32, Class TG, 4.500%, 1/25/2043(b)	2,081,147

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$31,012,894	Federal National Mortgage Association, REMIC, Series 2016-60, Class ES, 4.229%, 9/25/2046(b)(e)	$4,271,034
12,632,835	Federal National Mortgage Association, REMIC, Series 2016-82, Class SC, 4.229%, 11/25/2046(b)(e)	1,754,238
11,699,355	Federal National Mortgage Association, REMIC, Series 2016-82, Class SG, 4.229%, 11/25/2046(b)(e)	1,671,792
15,535,673	Federal National Mortgage Association, REMIC, Series 2016-93, Class SL, 4.779%, 12/25/2046(b)(e)	2,386,484
22,098,666	Federal National Mortgage Association, Series 2016-22, Class ST, IO, 4.229%, 4/25/2046(b)(e)	3,148,859
743,145	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/25/2033(e)	161,834
171,421	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/25/2033(b)(c)(d)(e)	45,167
787,115	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 6/25/2033(e)	177,086
151,808	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 11/25/2033(c)(d)(e)	33,040
1,650,856	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/25/2035(e)	309,528
708,735	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/25/2035(e)	146,941
407,591	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/25/2036(c)(d)(e)	88,762
811,093	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/25/2036(e)	178,416
391,008	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/25/2036(c)(d)(e)	82,702
460,896	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/25/2036(e)	105,822
569,495	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/25/2037(e)	127,729
533,634	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(e)	106,922
251,434	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(b)(c)(d)(e)	51,000
337,791	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(c)(d)(e)	73,434
213,979	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(b)(c)(d)(e)	53,255

	Collateralized Mortgage Obligations – continued
63,448	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(c)(d)(e)	13,367
1,924,776	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(b)(e)	371,502
635,904	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(e)	144,027
595,821	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(b)(e)	116,204
566,051	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(b)(c)(d)(e)	76,126
306,237	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(c)(d)(e)	55,357
52,139	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(b)(c)(d)(e)	10,153
265,866	Government National Mortgage Association, Series 2009-65, Class NZ, 5.500%, 8/20/2039	308,678
699,766	Government National Mortgage Association, Series 2010-H02, Class FA, 1-month LIBOR + 0.680%, 2.311%, 2/20/2060(a)	703,646
687,640	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 1.905%, 10/20/2060(a)	685,888
2,254,180	Government National Mortgage Association, Series 2010-H22, Class FE, 1-month LIBOR + 0.350%, 1.925%, 5/20/2059(a)	2,251,400
1,264,692	Government National Mortgage Association, Series 2011-H01, Class AF, 1-month LIBOR + 0.450%, 2.025%, 11/20/2060(a)	1,265,871
528,443	Government National Mortgage Association, Series 2011-H21, Class FT, 1-year CMT + 0.700%, 2.490%, 10/20/2061(a)	532,905
7,355,655	Government National Mortgage Association, Series 2012-H08, Class FA, 1-month LIBOR + 0.600%, 2.175%, 1/20/2062(a)	7,390,730
2,601,537	Government National Mortgage Association, Series 2012-H11, Class BA, 2.000%, 5/20/2062	2,583,417
1,103,126	Government National Mortgage Association, Series 2012-H11, Class GA, 1-month LIBOR + 0.580%, 2.155%, 5/20/2062(a)	1,107,417
656,414	Government National Mortgage Association, Series 2012-H16, Class HA, 2.000%, 7/20/2062	647,678
2,131,477	Government National Mortgage Association, Series 2012-H20, Class BA, 1-month LIBOR + 0.560%, 2.135%, 9/20/2062(a)	2,138,688

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$1,334,711	Government National Mortgage Association, Series 2012-H22, Class HD, 5.259%, 1/20/2061(b)	$1,398,144
1,427,165	Government National Mortgage Association, Series 2012-H24, Class FD, 1-month LIBOR + 0.590%, 2.165%, 9/20/2062(a)	1,429,259
264,289	Government National Mortgage Association, Series 2012-H24, Class FE, 1-month LIBOR + 0.600%, 2.175%, 10/20/2062(a)	265,259
13,209,681	Government National Mortgage Association, Series 2012-H24, Class HI, 1.182%, 10/20/2062(b)(c)(e)	480,453
4,186,508	Government National Mortgage Association, Series 2012-H26, Class BA, 1-month LIBOR + 0.350%, 1.925%, 10/20/2062(a)	4,178,613
1,832,027	Government National Mortgage Association, Series 2012-H27, Class FA, 1-month LIBOR + 0.400%, 1.975%, 10/20/2062(a)	1,831,029
1,214,798	Government National Mortgage Association, Series 2012-H27, Class FB, 1-month LIBOR + 0.500%, 2.075%, 10/20/2062(a)	1,216,580
2,664,208	Government National Mortgage Association, Series 2012-H30, Class GA, 1-month LIBOR + 0.350%, 1.925%, 12/20/2062(a)	2,659,067
34,866,132	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063	34,322,116
2,189,360	Government National Mortgage Association, Series 2013-H13, Class SI, 1.307%, 6/20/2063(b)(c)(d)(e)	127,941
21,454,691	Government National Mortgage Association, Series 2013-H16, Class AI, 1.636%, 7/20/2063(b)(c)(d)(e)	1,112,962
15,299,654	Government National Mortgage Association, Series 2013-H18, Class EI, 1.754%, 7/20/2063(b)(c)(d)(e)	987,378
2,478,558	Government National Mortgage Association, Series 2013-H18, Class JI, 1.390%, 8/20/2063(b)(c)(e)	107,823
1,564,389	Government National Mortgage Association, Series 2013-H21, Class FB, 1-month LIBOR + 0.700%, 2.275%, 9/20/2063(a)	1,576,435
3,055,045	Government National Mortgage Association, Series 2013-H22, Class FB, 1-month LIBOR + 0.700%, 2.275%, 8/20/2063(a)	3,076,149

	Collateralized Mortgage Obligations – continued
286,594	Government National Mortgage Association, Series 2013-H22, Class FT, 1-year CMT + 0.650%, 2.440%, 4/20/2063(a)	288,625
13,006,791	Government National Mortgage Association, Series 2014-H03, Class FS, 1-month LIBOR + 0.650%, 2.225%, 2/20/2064(a)	13,128,988
4,068,337	Government National Mortgage Association, Series 2014-H05, Class FB, 1-month LIBOR + 0.600%, 2.175%, 12/20/2063(a)	4,090,062
3,258,229	Government National Mortgage Association, Series 2014-H06, Class FA, 1-month LIBOR + 0.570%, 2.145%, 3/20/2064(a)	3,271,502
8,494,524	Government National Mortgage Association, Series 2014-H12, Class HZ, 4.601%, 6/20/2064(b)	8,950,622
3,115,845	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 2.062%, 7/20/2064(a)	3,126,008
2,239,805	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 2.075%, 7/20/2064(a)	2,248,378
22,975,198	Government National Mortgage Association, Series 2014-H24, Class HI, 0.943%, 9/20/2064(b)(c)(e)	990,231
831,700	Government National Mortgage Association, Series 2015-39, Class SN, 2.699%, 3/20/2045(b)	831,612
13,244,358	Government National Mortgage Association, Series 2015-H01, Class XZ, 4.617%, 10/20/2064(b)	14,189,571
14,709,871	Government National Mortgage Association, Series 2015-H04, Class FL, 1-month LIBOR + 0.470%, 2.045%, 2/20/2065(a)	14,740,151
1,454,563	Government National Mortgage Association, Series 2015-H05, Class FA, 1-month LIBOR + 0.300%, 1.875%, 4/20/2061(a)	1,454,637
5,318,367	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	5,112,185
2,206,915	Government National Mortgage Association, Series 2015-H12, Class FL, 1-month LIBOR + 0.230%, 1.805%, 5/20/2065(a)	2,195,927
2,373,433	Government National Mortgage Association, Series 2015-H13, Class FL, 1-month LIBOR + 0.280%, 1.855%, 5/20/2063(a)	2,373,797
2,460,399	Government National Mortgage Association, Series 2015-H19, Class FA, 1-month LIBOR + 0.200%, 1.775%, 4/20/2063(a)	2,459,375
786,360	Government National Mortgage Association, Series 2015-H28, Class JZ, 4.981%, 3/20/2065(b)	812,784

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$951,094	Government National Mortgage Association, Series 2015-H29, Class FA, 1-month LIBOR + 0.700%, 2.275%, 10/20/2065(a)	$953,892
111,282	Government National Mortgage Association, Series 2015-H29, Class HZ, 4.589%, 9/20/2065(b)	118,065
701,394	Government National Mortgage Association, Series 2015-H30, Class FA, 1-month LIBOR + 0.680%, 2.255%, 8/20/2061(a)	703,213
1,770,000	Government National Mortgage Association, Series 2016-17, Class GT, 5.000%, 8/20/2045(b)	1,767,053
1,487,818	Government National Mortgage Association, Series 2016-23, Class PA, 5.706%, 7/20/2037(b)	1,603,055
18,724,892	Government National Mortgage Association, Series 2016-H01, Class AI, 1.582%, 1/20/2066(b)(c)(d)(e)	1,606,245
4,095,528	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 2.495%, 2/20/2066(a)	4,161,454
26,032,359	Government National Mortgage Association, Series 2016-H09, Class JI, 1.772%, 4/20/2066(b)(c)(d)(e)	2,489,344
5,000,359	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 2.175%, 4/20/2066(a)	5,007,912
2,514,669	Government National Mortgage Association, Series 2016-H13, Class FT, 1-month LIBOR + 0.580%, 2.155%, 5/20/2066(a)	2,520,924
541,337	Government National Mortgage Association, Series 2016-H14, Class JZ, 4.522%, 8/20/2063(b)	553,037
534,782	Government National Mortgage Association, Series 2016-H19, Class CZ, 4.481%, 8/20/2066(b)	570,811
539,478	Government National Mortgage Association, Series 2016-H19, Class EZ, 5.140%, 6/20/2061(b)	580,588
2,324,300	Government National Mortgage Association, Series 2016-H19, Class FC, 1-month LIBOR + 0.400%, 1.975%, 8/20/2066(a)	2,321,721
1,957,516	Government National Mortgage Association, Series 2016-H19, Class FE, 1-month LIBOR + 0.370%, 1.945%, 6/20/2061(a)	1,958,611
2,291,174	Government National Mortgage Association, Series 2016-H19, Class FJ, 1-month LIBOR + 0.400%, 1.975%, 9/20/2063(a)	2,295,269

	Collateralized Mortgage Obligations – continued
11,983,072	Government National Mortgage Association, Series 2016-H20, Class FG, 1-month LIBOR + 0.700%, 2.275%, 8/20/2066(a)	12,047,545
4,503,555	Government National Mortgage Association, Series 2017-H14, Class FK, 1-year CMT + 0.200%, 1.990%, 5/20/2067(a)	4,497,141
4,647,220	Government National Mortgage Association, Series 2017-H17, Class FG, 1-month LIBOR + 0.500%, 2.075%, 8/20/2067(a)	4,658,932
4,686,371	Government National Mortgage Association, Series 2017-H24, Class FJ, 1-month LIBOR + 0.250%, 1.825%, 10/20/2067(a)	4,675,169
9,637,568	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 1.775%, 10/20/2064(a)	9,616,104

		341,218,746

	Hybrid ARMs – 0.9%
1,616,934	FHLMC, 1-year CMT + 2.217%, 3.334%, 6/01/2035(a)	1,704,174
148,343	FHLMC, 1-year CMT + 2.250%, 3.334%, 1/01/2036(a)	155,669
89,968	FHLMC, 1-year CMT + 2.248%, 3.406%, 1/01/2035(a)	94,858
753,085	FHLMC, 12-month LIBOR + 2.190%, 4.065%, 2/01/2037(a)	798,029
224,196	FNMA, 1-year CMT + 2.045%, 3.170%, 10/01/2035(a)	228,946
335,193	FNMA, 6-month LIBOR + 1.512%, 3.265%, 2/01/2037(a)	346,383
787,794	FNMA, 1-year CMT + 2.126%, 3.464%, 9/01/2034(a)	827,032
1,429,259	FNMA, 12-month LIBOR + 1.693%, 3.482%, 8/01/2038(a)	1,491,258
1,894,545	FNMA, 1-year CMT + 2.216%, 3.532%, 6/01/2034(a)	1,993,351
2,579,521	FNMA, 12-month LIBOR + 1.743%, 3.554%, 9/01/2037(a)	2,698,662
324,046	FNMA, 12-month LIBOR + 1.882%, 3.644%, 9/01/2036(a)	341,821

		10,680,183

	Mortgage Related – 40.9%
3,672,438	FHLMC, 3.500%, with various maturities from 2042 to 2046(h)	3,695,307
716,695	FHLMC, 4.000%, 9/01/2045	738,634
56,145	FHLMC, 5.000%, 9/01/2035	60,414
6,622,811	FNMA, 2.500%, with various maturities from 2046 to 2057(h)	6,236,630
20,139,331	FNMA, 3.000%, 2/01/2057	19,481,222
7,332,892	FNMA, 4.000%, with various maturities from 2041 to 2052(h)	7,549,324
2,062,272	FNMA, 4.500%, with various maturities from 2045 to 2046(h)	2,167,074
453,946	FNMA, 5.500%, 8/01/2034	502,793

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Mortgage Related – continued
$4,879	FNMA, 6.000%, 10/01/2034	$5,489
32,995,000	FNMA (TBA), 3.000%, 5/01/2048(i)	32,139,766
97,860,000	FNMA (TBA), 3.500%, 5/01/2048(i)	97,917,474
123,045,000	FNMA (TBA), 4.000%, 5/01/2048(i)	126,052,479
761,290	GNMA, 1-month LIBOR + 0.530%, 2.094%, 8/20/2063(a)	770,388
409,333	GNMA, 1-month LIBOR + 1.735%, 3.299%, 7/20/2060(a)	427,530
1,682,336	GNMA, 1-month LIBOR + 1.719%, 3.330%, 2/20/2061(a)	1,758,920
312,210	GNMA, 1-month LIBOR + 1.777%, 3.341%, 9/20/2060(a)	327,373
2,338,074	GNMA, 1-month LIBOR + 1.992%, 3.556%, 2/20/2063(a)	2,453,770
956,784	GNMA, 1-month LIBOR + 2.314%, 3.878%, 6/20/2065(a)	1,022,356
338,143	GNMA, 4.059%, 8/20/2062(b)	342,927
23,002	GNMA, 4.293%, 12/20/2060(b)	23,236
1,256,421	GNMA, 4.331%, 3/20/2063(b)	1,288,434
1,748,792	GNMA, 4.416%, 5/20/2063(b)	1,798,837
3,302,737	GNMA, 4.426%, 2/20/2063(b)	3,385,628
220,544	GNMA, 4.438%, 11/20/2061(b)	222,981
45,347	GNMA, 4.444%, 10/20/2062(b)	46,371
1,303,145	GNMA, 4.450%, 2/20/2062(b)	1,321,694
27,505	GNMA, 4.454%, 5/20/2062(b)	27,995
27,440	GNMA, 4.463%, 3/20/2063(b)	28,189
724,164	GNMA, 4.469%, 7/20/2062(b)	739,263
1,998,929	GNMA, 4.470%, 4/20/2063(b)	2,055,239
215,084	GNMA, 4.475%, 10/20/2061(b)	217,786
1,773,480	GNMA, 4.476%, 4/20/2063(b)	1,821,867
1,124,113	GNMA, 4.481%, 1/20/2062(b)	1,140,372
68,508	GNMA, 4.490%, 12/20/2062(b)	70,351
946,679	GNMA, 4.494%, 6/20/2063(b)	973,881
39,136	GNMA, 4.497%, 5/20/2062(b)	39,786
344,840	GNMA, 4.500%, 9/20/2060(b)	353,296
1,926,651	GNMA, 4.509%, 12/20/2061(b)	1,954,083
903,659	GNMA, 4.510%, 12/20/2061(b)	913,715
1,611,057	GNMA, 4.513%, 4/20/2066(b)	1,714,988
573,831	GNMA, 4.514%, 1/20/2064(b)	586,503
2,316,702	GNMA, 4.516%, with various maturities from 2063 to 2067(b)(h)	2,485,662
4,373,864	GNMA, 4.520%, 6/20/2064(b)	4,654,178
4,560,288	GNMA, 4.523%, with various maturities from 2063 to 2067(b)(h)	4,888,949
2,535,445	GNMA, 4.525%, 4/20/2067(b)	2,733,124
791,009	GNMA, 4.526%, 6/20/2062(b)	801,716
1,248,639	GNMA, 4.528%, 8/20/2063(b)	1,285,720
1,060,665	GNMA, 4.531%, 1/20/2063(b)	1,084,604
2,051,747	GNMA, 4.532%, 3/20/2062(b)	2,086,075
3,115,985	GNMA, 4.533%, 12/20/2064(b)	3,307,550
2,400,501	GNMA, 4.538%, 12/20/2066(b)	2,577,356
4,368,642	GNMA, 4.549%, 3/20/2063(b)	4,479,910
12,219,484	GNMA, 4.553%, 6/20/2067(b)	13,200,711
5,697,944	GNMA, 4.557%, 7/20/2065(b)	6,090,947
44,479	GNMA, 4.558%, 6/20/2062(b)	45,314
981,689	GNMA, 4.559%, 7/20/2067(b)	1,060,567

	Mortgage Related – continued
901,049	GNMA, 4.562%, 9/20/2063(b)	953,246
5,912,404	GNMA, 4.564%, with various maturities from 2063 to 2067(b)(h)	6,104,426
1,046,761	GNMA, 4.566%, 2/20/2067(b)	1,126,014
385,404	GNMA, 4.567%, 9/20/2062(b)	393,562
48,676	GNMA, 4.581%, 3/20/2063(b)	49,901
1,392,310	GNMA, 4.582%, 12/20/2063(b)	1,479,559
12,092	GNMA, 4.588%, 12/20/2063(b)	12,353
728,211	GNMA, 4.592%, 7/20/2067(b)	785,646
846,133	GNMA, 4.593%, 4/20/2067(b)	897,317
453,118	GNMA, 4.598%, 10/20/2061(b)	457,653
6,132,105	GNMA, 4.602%, with various maturities in 2067(b)(h)	6,609,451
425,382	GNMA, 4.603%, 6/20/2063(b)	437,697
9,370,244	GNMA, 4.604%, 7/20/2067(b)	10,111,975
2,078,358	GNMA, 4.605%, 5/20/2067(b)	2,256,148
902,319	GNMA, 4.608%, 8/20/2061(b)	909,970
4,879,773	GNMA, 4.612%, with various maturities from 2062 to 2066(b)(h)	5,210,266
685,263	GNMA, 4.615%, 7/20/2062(b)	699,531
373,501	GNMA, 4.616%, 3/20/2062(b)	379,333
1,773,088	GNMA, 4.618%, with various maturities from 2063 to 2067(b)(h)	1,896,269
1,154,217	GNMA, 4.621%, 4/20/2067(b)	1,242,411
4,314,128	GNMA, 4.622%, 8/20/2067(b)	4,705,608
1,454,445	GNMA, 4.627%, 12/20/2063(b)	1,532,151
557,372	GNMA, 4.638%, 3/20/2062(b)	565,470
2,482,711	GNMA, 4.648%, 10/20/2061(b)	2,507,209
1,730,580	GNMA, 4.649%, 7/20/2063(b)	1,763,434
20,101	GNMA, 4.650%, 1/20/2061(b)	20,285
3,092,641	GNMA, 4.651%, 6/20/2066(b)	3,320,330
7,093,158	GNMA, 4.652%, with various maturities from 2063 to 2067(b)(h)	7,677,269
3,194,369	GNMA, 4.653%, 3/20/2067(b)	3,499,241
851,225	GNMA, 4.663%, 4/20/2067(b)	860,391
15,192	GNMA, 4.666%, 3/20/2062(b)	15,535
1,077,919	GNMA, 4.671%, 10/20/2064(b)	1,149,679
5,894,585	GNMA, 4.673%, 2/20/2062(b)	5,977,279
6,249,888	GNMA, 4.679%, with various maturities from 2061 to 2062(b)(h)	6,337,808
833,980	GNMA, 4.683%, 11/20/2063(b)	883,846
1,940,022	GNMA, 4.684%, with various maturities from 2061 to 2064(b)(h)	2,048,231
2,648,753	GNMA, 4.700%, with various maturities in 2061(b)(h)	2,665,795
363,305	GNMA, 4.717%, with various maturities from 2061 to 2062(b)(h)	367,577
593,040	GNMA, 4.724%, 12/20/2063(b)	624,436
665,873	GNMA, 4.732%, 8/20/2062(b)	677,099
877,396	GNMA, 4.756%, 6/20/2061(b)	884,781
307,360	GNMA, 4.801%, 5/20/2061(b)	308,905
1,125,701	GNMA, 4.807%, 5/20/2061(b)	1,131,170
40,037	GNMA, 4.849%, 3/20/2062(b)	40,570
440,159	GNMA, 4.900%, 1/20/2062(b)	456,097
176,033	GNMA, 5.140%, 5/20/2060(b)	179,127
26,437	GNMA, 5.167%, 2/20/2062(b)	26,995
225,173	GNMA, 5.240%, 5/20/2060(b)	228,937
120,335	GNMA, 5.309%, 7/20/2060(b)	122,857
123,382	GNMA, 5.472%, 5/20/2060(b)	126,295
462	GNMA, 5.486%, 6/20/2062(b)	476
12,573	GNMA, 5.500%, with various maturities from 2058 to 2059(b)(h)	12,805

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Mortgage Related – continued
$162,602	GNMA, 5.604%, 2/20/2060(b)	$166,369
69,664	GNMA, 5.649%, 12/20/2059(b)	71,125
791	GNMA, 5.671%, 9/20/2059(b)	831
318,997	GNMA, 6.572%, 5/20/2061(b)	321,807

		468,447,296

	Non-Agency Commercial Mortgage-Backed Securities – 7.9%
2,424,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	2,358,824
2,572,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR13, Class A4, 4.194%, 11/10/2046(b)	2,689,370
1,220,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	1,223,448
2,670,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	2,720,820
1,220,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A4, 3.691%, 3/10/2047	1,243,532
1,300,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,342,357
2,520,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS5, Class A4, 3.838%, 9/10/2047	2,589,526
2,605,000	Commercial Mortgage Trust, Series 2013-CR6, Class A4, 3.101%, 3/10/2046	2,591,496
3,110,000	Commercial Mortgage Trust, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	3,082,293
3,015,000	Commercial Mortgage Trust, Series 2016-SAVA, Class C, 1-month LIBOR + 3.000%, 4.740%, 10/15/2034, 144A(a)	3,021,279
2,450,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	2,499,206
1,228,682	GP Portfolio Trust, Series 2014-GPP, Class A, 1-month LIBOR + 1.200%, 2.977%, 2/15/2027, 144A(a)	1,228,906
5,200,000	GS Mortgage Securities Corp. II, Series 2013-KING, Class C, 3.436%, 12/10/2027, 144A(b)	5,186,944
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(b)	5,530,553
3,461,000	GS Mortgage Securities Trust, Series 2013-GC16, Class B, 5.161%, 11/10/2046(b)	3,649,229
2,930,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047	3,039,771
2,666,675	GS Mortgage Securities Trust, Series 2014-GC20, Class A3, 3.680%, 4/10/2047	2,697,530

	Non-Agency Commercial Mortgage-Backed Securities – continued
1,416,000	GS Mortgage Securities Trust, Series 2014-GC20, Class A5, 3.998%, 4/10/2047	1,463,718
6,465,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, 1-month LIBOR + 0.900%, 2.677%, 10/15/2029, 144A(a)	6,464,992
1,628,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	1,651,473
3,025,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class D, 1-month LIBOR + 4.500%, 6.277%, 7/15/2036, 144A(a)	3,038,142
2,735,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134%, 12/15/2048	2,723,841
3,390,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047	3,448,139
1,000,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.484%, 6/15/2044, 144A(b)	985,489
3,475,000	RBS Commercial Funding, Inc., Trust, Series 2013-SMV, Class C, 3.584%, 3/11/2031, 144A(b)	3,340,884
905,000	SCG Trust, Series 2013-SRP1, Class B, 1-month LIBOR + 2.500%, 4.527%, 11/15/2026, 144A(a)	897,618
1,944,911	Starwood Retail Property Trust, Inc., Series 2014-STAR, Class A, 1-month LIBOR + 1.220%, 2.997%, 11/15/2027, 144A(a)	1,946,850
6,500,000	Starwood Retail Property Trust, Inc., Series 2014-STAR, Class B, 1-month LIBOR + 1.650%, 3.427%, 11/15/2027, 144A(a)	6,476,646
4,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class ASB, 3.400%, 6/15/2048	4,035,586
1,465,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A4, 3.723%, 5/15/2047	1,490,652
1,635,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A5, 3.995%, 5/15/2047	1,686,736
4,632,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047	4,712,531

		91,058,381

	Total Bonds and Notes
	(Identified Cost $1,385,781,446)	1,338,909,010

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Loan Participations – 0.5%

ABS Other – 0.5%
$5,421,466	Harbour Aircraft Investments Ltd., Series 2017-1, Class A, 4.000%, 11/15/2037(c)(d)	$5,383,527

Total Loan Participations
	(Identified Cost $5,387,142)	5,383,527

Short-Term Investments – 4.3%
20,000,000	Federal Home Loan Bank Discount Notes, 1.710%, 9/11/2018(j)	19,827,200
18,642,494	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2018 at 0.900% to be repurchased at $18,644,358 on 4/02/2018 collateralized by $18,720,000 U.S. Treasury Note, 2.750% due 11/15/2023 valued at $19,018,434 including accrued interest (Note 2 of Notes to Financial Statements)	18,642,494
11,400,000	U.S. Treasury Bills, 1.751%, 7/19/2018(j)	11,340,348

Total Short-Term Investments
	(Identified Cost $49,827,205)	49,810,042

Total Investments – 121.6%
	(Identified Cost $1,440,995,793)	1,394,102,579
	Other assets less liabilities—(21.6)%	(247,993,776)

	Net Assets – 100.0%	$1,146,108,803

(†)	See Note 2 of Notes to Financial Statements.
(a)	Variable rate security. Rate as of March 31, 2018 is disclosed.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2018 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)	Fair valued by the Fund’s adviser. At March 31, 2018, the value of these securities amounted to $16,471,307 or 1.4% of net assets. See Note 2 of Notes to Financial Statements.
(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(f)	Illiquid security.
(g)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2018, the value of these securities amounted to $2,420,854 or 0.2% of net assets. See Note 2 of Notes to Financial Statements.
(h)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(i)	When-issued/delayed delivery. See Note 2 of Notes to Financial Statements.
(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the value of Rule 144A holdings amounted to $270,671,671 or 23.6% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
ARS	Auction Rate Security
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SLM	Sallie Mae
TBA	To Be Announced

At March 31, 2018, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	6/20/2018	122	$14,673,170	$14,779,156	$105,986
30 Year U.S. Treasury Bond	6/20/2018	248	35,531,857	36,363,000	831,143
Ultra 10 Year U.S. Treasury Note	6/20/2018	324	41,523,924	42,074,438	550,514

Total					$1,487,643

At March 31, 2018, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	6/29/2018	150	$31,898,168	$31,891,406	$6,762
5 Year U.S. Treasury Note	6/29/2018	584	66,655,418	66,845,188	(189,770)

Total					$(183,008)

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Industry Summary at March 31, 2018 (Unaudited)

Mortgage Related	40.9%
Collateralized Mortgage Obligations	29.8
ABS Car Loan	11.5
Agency Commercial Mortgage-Backed Securities	11.1
Non-Agency Commercial Mortgage-Backed Securities	7.9
ABS Other	6.5
ABS Home Equity	3.7
ABS Student Loan	3.5
Other Investments, less than 2% each	2.4
Short-Term Investments	4.3

Total Investments	121.6
Other assets less liabilities (including futures contracts)	(21.6)

Net Assets	100.0%

See accompanying notes to financial statements.

|  26

Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	High Income Opportunities Fund	Securitized Asset Fund
ASSETS
Investments at cost	$138,837,456	$1,440,995,793
Net unrealized depreciation	(439,887)	(46,893,214)

Investments at value	138,397,569	1,394,102,579
Cash	1,432	—
Due from brokers (Note 2)	—	1,175,000
Receivable for Fund shares sold	240,136	2,480,689
Receivable for securities sold	398,375	—
Receivable for when-issued/delayed delivery securities sold (Note 2)	—	261,057,178
Collateral received for delayed delivery securities (Note 2)	—	793,072
Interest receivable	1,798,182	3,963,496
Receivable for variation margin on futures contracts (Note 2)	—	272,597

TOTAL ASSETS	140,835,694	1,663,844,611

LIABILITIES
Payable for securities purchased	1,833,004	—
Payable for when-issued/delayed delivery securities purchased (Note 2)	—	515,715,310
Payable for Fund shares redeemed	94,090	1,117,471
Payable to custodian bank (Note 8)	—	109,955
Due to brokers (Note 2)	—	793,072

TOTAL LIABILITIES	1,927,094	517,735,808

NET ASSETS	$138,908,600	$1,146,108,803

NET ASSETS CONSIST OF:
Paid-in capital	$137,369,768	$1,222,584,238
Undistributed (Distributions in excess of) net investment income	520,918	(3,403,581)
Accumulated net realized gain (loss) on investments and futures contracts	1,457,801	(27,483,275)
Net unrealized depreciation on investments and futures contracts	(439,887)	(45,588,579)

NET ASSETS	$138,908,600	$1,146,108,803

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Net assets	$138,908,600	$1,146,108,803

Shares of beneficial interest	13,050,428	116,298,258

Net asset value, offering and redemption price per share	$10.64	$9.85

See accompanying notes to financial statements.

27  |

Statements of Operations

For the Six Months Ended March 31, 2018 (Unaudited)

	High Income Opportunities Fund	Securitized Asset Fund
INVESTMENT INCOME
Interest	$3,774,721	$20,150,281
Dividends	47,603	—
Less net foreign taxes withheld	(576)	—

Investment income	3,821,748	20,150,281

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gain (loss) on:
Investments	1,980,618	(5,512,989)
Futures contracts	—	(759,006)
Net change in unrealized appreciation (depreciation) on:
Investments	(5,885,042)	(17,722,587)
Futures contracts	—	1,784,761

Net realized and unrealized loss on investments and futures contracts	(3,904,424)	(22,209,821)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(82,676)	$(2,059,540)

See accompanying notes to financial statements.

|  28

Statements of Changes in Net Assets

	High Income Opportunities Fund		Securitized Asset Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
FROM OPERATIONS:
Net investment income	$3,821,748	$7,812,511	$20,150,281	$39,912,359
Net realized gain (loss) on investments and futures contracts	1,980,618	1,046,012	(6,271,995)	2,442,025
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(5,885,042)	2,721,211	(15,937,826)	(26,641,388)

Net increase (decrease) in net assets resulting from operations	(82,676)	11,579,734	(2,059,540)	15,712,996

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	(3,899,201)	(7,943,545)	(32,629,314)	(56,065,078)

Total distributions	(3,899,201)	(7,943,545)	(32,629,314)	(56,065,078)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	517,747	3,030,853	47,160,024	158,131,172

Net increase (decrease) in net assets	(3,464,130)	6,667,042	12,471,170	117,779,090
NET ASSETS
Beginning of the period	142,372,730	135,705,688	1,133,637,633	1,015,858,543

End of the period	$138,908,600	$142,372,730	$1,146,108,803	$1,133,637,633

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$520,918	$598,371	$(3,403,581)	$9,075,452

See accompanying notes to financial statements.

29  |

Financial Highlights

For a share outstanding throughout each period.

	High Income Opportunities Fund – Institutional Class
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$10.95		$10.66	$10.11	$10.92	$10.53	$10.35

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.29		0.62	0.60	0.55	0.62	0.67
Net realized and unrealized gain (loss)	(0.30)		0.30	0.60	(0.81)	0.43	0.25

Total from Investment Operations	(0.01)		0.92	1.20	(0.26)	1.05	0.92

LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)		(0.63)	(0.62)	(0.55)	(0.66)	(0.74)
Net realized capital gains	—		—	(0.03)	—	—	—

Total Distributions	(0.30)		(0.63)	(0.65)	(0.55)	(0.66)	(0.74)

Net asset value, end of the period	$10.64		$10.95	$10.66	$10.11	$10.92	$10.53

Total return	(0.11	)%(b)	8.91%	12.55%	(2.61)%	10.01%	9.19%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$138,909		$142,373	$135,706	$120,168	$69,343	$78,102
Net expenses(c)	—		—	—	—	—	—
Gross expenses(c)	—		—	—	—	—	—
Net investment income	5.44	%(d)	5.74%	5.94%	5.12%	5.70%	6.33%
Portfolio turnover rate	25%		37%	36%	28%	41%	41%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Loomis Sayles has agreed to pay, without reimbursement from the Fund, all expenses associated with the operations of the Fund.
(d)	Computed on an annualized basis for periods less than one year.

	Securitized Asset Fund – Institutional Class
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$10.16		$10.57	$10.62	$10.73	$10.73	$11.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.39	0.40	0.37	0.41	0.41
Net realized and unrealized gain (loss)	(0.20)		(0.25)	0.04	0.06	0.14	(0.33)

Total from Investment Operations	(0.02)		0.14	0.44	0.43	0.55	0.08

LESS DISTRIBUTIONS FROM:
Net investment income	(0.29)		(0.55)	(0.49)	(0.54)	(0.55)	(0.62)
Net realized capital gains	—		—	—	—	—	(0.12)

Total Distributions	(0.29)		(0.55)	(0.49)	(0.54)	(0.55)	(0.74)

Net asset value, end of the period	$9.85		$10.16	$10.57	$10.62	$10.73	$10.73

Total return	(0.22	)%(b)	1.40%	4.27%	4.13%	5.25%	0.75%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,146,109		$1,133,638	$1,015,859	$945,208	$824,407	$689,196
Net expenses(c)	—		—	—	—	—	—
Gross expenses(c)	—		—	—	—	—	—
Net investment income	3.57	%(d)	3.78%	3.84%	3.47%	3.80%	3.67%
Portfolio turnover rate	126%		313%	306%	272%	260%	244%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Loomis Sayles has agreed to pay, without reimbursement from the Fund, all expenses associated with the operations of the Fund.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  30

Notes to Financial Statements

March 31, 2018 (Unaudited)

1.  Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles High Income Opportunities Fund (the “High Income Opportunities Fund”)

Loomis Sayles Securitized Asset Fund (the “Securitized Asset Fund”)

Each Fund is a diversified investment company.

Each Fund offers Institutional Class shares. The Funds’ shares are offered exclusively to investors in “wrap fee” programs approved by Natixis Advisors, L.P. (“Natixis Advisors”) and/or Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and to institutional advisory clients of Natixis Advisors or Loomis Sayles that, in each case, meet the Funds’ policies as established by Loomis Sayles.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Centrally cleared credit default swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

31  |

Notes to Financial Statements – continued

March 31, 2018 (Unaudited)

As of March 31, 2018, securities held by the funds were fair valued as follows:

Fund	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
High Income Opportunities Fund	$1,361,916	1.0%	$2	Less than 0.1%
Securitized Asset Fund	2,420,854	0.2%	16,471,307	1.4%

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts. The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

No forward foreign currency contracts were held by the Funds during the six months ended March 31, 2018.

e.  Futures Contracts. The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

|  32

Notes to Financial Statements – continued

March 31, 2018 (Unaudited)

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Swap Agreements. The Funds may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as fees receivable or payable. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

No swap agreements were held by the Funds during the six months ended March 31, 2018.

g.  When-Issued and Delayed Delivery Transactions. The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

33  |

Notes to Financial Statements – continued

March 31, 2018 (Unaudited)

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

h.  Stripped Securities. Each Fund may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its investments in IOs.

i.  Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2018 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

j.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as premium amortization, defaulted bonds and/or non-income producing securities, non-deductible expenses, convertible bonds and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to wash sales, premium amortization, defaulted bonds and/or non-income producing securities, contingent payment debt instruments, convertible bonds and futures contracts mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2017 was as follows:

	2017 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
High Income Opportunities Fund	$7,943,545	$—	$7,943,545
Securitized Asset Fund	56,065,078	—	56,065,078

|  34

Notes to Financial Statements – continued

March 31, 2018 (Unaudited)

As of September 30, 2017, capital loss carryforwards were as follows:

	High Income Opportunities Fund	Securitized Asset Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$(3,340,498)
Long-term:
No expiration date	(399,803)	(18,350,908)

Total capital loss carryforward	$(399,803)	$(21,691,406)

As of March 31, 2018, the cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	High Income Opportunities Fund	Securitized Asset Fund
Federal tax cost	$138,958,210	$1,440,995,793

Gross tax appreciation	$3,881,615	$7,185,520
Gross tax depreciation	(4,442,256)	(52,774,099)

Net tax depreciation	$(560,641)	$(45,588,579)

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.

k.  Loan Participations. Each Fund may invest in loans to corporate, governmental or other borrowers. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and the Fund may have minimal control over the terms of any loan modification. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. Loan agreements and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

l.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2018, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

m.  Due to/from Brokers. Transactions and positions in certain futures contracts and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from brokers balance in the Statement of Assets and Liabilities for Securitized Asset Fund represents cash pledged as initial margin for futures contracts or as collateral for delayed delivery securities. The due to brokers balance in the Statement of Assets and Liabilities for Securitized Asset Fund represents cash and securities received for delayed delivery securities. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

n.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for

35  |

Notes to Financial Statements – continued

March 31, 2018 (Unaudited)

non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2018, neither Fund had loaned securities under this agreement.

o.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2018, at value:

High Income Opportunities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$179,875	$244,209	(b)	$424,084
Home Construction	—	2,922,458	2	(c)	2,922,460
All Other Non-Convertible Bonds(a)	—	109,751,384	—		109,751,384

Total Non-Convertible Bonds	—	112,853,717	244,211		113,097,928

Convertible Bonds(a)	—	14,953,053	—		14,953,053

Total Bonds and Notes	—	127,806,770	244,211		128,050,981

|  36

Notes to Financial Statements – continued

March 31, 2018 (Unaudited)

High Income Opportunities Fund

Asset Valuation Inputs – continued

Description	Level 1	Level 2	Level 3	Total
Senior Loans(a)	$—	$1,453,525	$—	$1,453,525
Preferred Stocks(a)	—	1,453,700	—	1,453,700
Common Stocks(a)	1,161,445	—	—	1,161,445
Warrants	1,115	—	—	1,115
Short-Term Investments	—	6,276,803	—	6,276,803

Total	$1,162,560	$136,990,798	$244,211	$138,397,569

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices.

(c) Fair valued by the Fund’s adviser.

For the six months ended March 31, 2018, there were no transfers among Levels 1, 2 and 3.

Securitized Asset Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Home Equity	$—	$41,812,865	$230,403	(b)	$42,043,268
ABS Student Loan	—	22,543,569	18,054,545	(c)	40,598,114
Agency Commercial Mortgage-Backed Securities	—	127,605,012	291,070	(b)	127,896,082
Collateralized Mortgage Obligations	—	328,375,531	12,843,215	(d)	341,218,746
All Other Bonds and Notes(a)	—	787,152,800	—		787,152,800

Total Bonds and Notes	—	1,307,489,777	31,419,233		1,338,909,010

Loan Participations(a)	—	—	5,383,527	(e)	5,383,527
Short-Term Investments	—	49,810,042	—		49,810,042

Total Investments	—	1,357,299,819	36,802,760		1,394,102,579

Futures Contracts (unrealized appreciation)	1,494,405	—	—		1,494,405

Total	$1,494,405	$1,357,299,819	$36,802,760		$1,395,596,984

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(189,770)	$—	$—	$(189,770)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.
(c)	Valued using broker-dealer bid prices ($14,654,545) or fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($3,400,000).
(d)	Valued using broker-dealer bid prices ($5,676,908), fair valued by the Fund’s adviser ($842,437) or fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($6,323,870).
(e)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.

37  |

Notes to Financial Statements – continued

March 31, 2018 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2017 and/or March 31, 2018:

High Income Opportunities Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2018
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—		$—	$—	$612	$249,997	$(6,400)	$—	$—	$244,209	$612
Home Construction	2		—	—	—	—	—	—	—	2	—
Non-Agency Commercial Mortgage-Backed Securities	592,950		—	—	(2,950)	—	(590,000)	—	—	—	—
Warrants	—	(a)	—	—	—	—	—	—	—	—	—

Total	$592,952		$—	$—	$(2,338)	$249,997	$(596,400)	$—	$—	$244,211	$612

(a) Includes a security fair valued at zero using Level 3 inputs that expired as worthless during the period.

Securitized Asset Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2018
Bonds and Notes
ABS Home Equity	$4,080,929	$—	$53,243	$(54,091)	$—	$(165,553)	$311,439	$(3,995,564)	$230,403	$(55,200)
ABS Student Loan	9,471,210	—	364	(9,029)	9,075,000	(483,000)	—	—	18,054,545	(8,858)
Agency Commercial Mortgage-Backed Securities	391,235	—	(87,248)	(12,917)	—	—	—	—	291,070	(12,917)
Collateralized Mortgage Obligations	14,842,724	—	(845,082)	(519,847)	4,196,969	(55,289)	220,615	(4,996,875)	12,843,215	(519,847)
Loan Participations
ABS Other	—	309	708	(3,615)	5,497,525	(111,400)	—	—	5,383,527	(3,615)

Total	$28,786,098	$309	$(878,015)	$(599,499)	$18,769,494	$(815,242)	$532,054	$(8,992,439)	$36,802,760	$(600,437)

Debt securities valued at $532,054 were transferred from Level 2 to Level 3 during the period ended March 31, 2018. At September 30, 2017, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2018, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

Debt securities valued at $8,992,439 were transferred from Level 3 to Level 2 during the period ended March 31, 2018. At September 30, 2017, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At March 31, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Securitized Asset Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended March 31, 2018, Securitized Asset Fund used futures contracts to manage duration and to hedge against changes in interest rates.

|  38

Notes to Financial Statements – continued

March 31, 2018 (Unaudited)

The following is a summary of derivative instruments for Securitized Asset Fund as of March 31, 2018, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded/cleared asset derivatives

Interest rate contracts	$1,494,405

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded/cleared liability derivatives

Interest rate contracts	$(189,770)

1 Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Securitized Asset Fund during the six months ended March 31, 2018 as reflected in the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(759,006)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$1,784,761

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of futures contract activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2018:

Securitized Asset Fund	Futures
Average Notional Amount Outstanding	15.98%
Highest Notional Amount Outstanding	16.85%
Lowest Notional Amount Outstanding	13.21%
Notional Amount Outstanding as of March 31, 2018	16.75%

Notional amounts outstanding at the end of the prior period, if applicable, are included in the averages above.

Unrealized gain and/or loss on open futures contracts is recorded in the Statements of Assets and Liabilities. The aggregate notional values of futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Securitized Asset Fund	$1,157,597	$1,157,597

39  |

Notes to Financial Statements – continued

March 31, 2018 (Unaudited)

5.   Purchases and Sales of Securities. For the six months ended March 31, 2018, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
High Income Opportunities Fund	$—	$—	$35,413,908	$33,646,198
Securitized Asset Fund	1,596,851,146	1,583,980,039	144,550,207	73,943,892

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis Sayles has agreed to pay, without reimbursement from the Funds or the Trust, the following expenses of the Funds: compensation to Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Trust; registration, filing and other fees in connection with requirements of regulatory authorities; the charges and expenses of any entity appointed by the Funds for custodial, paying agent, shareholder servicing and plan agent services; charges and expenses of the independent registered public accounting firm retained by the Funds; charges and expenses of any transfer agents and registrars appointed by the Funds; any cost of certificates representing shares of the Funds; legal fees and expenses in connection with the day-to-day affairs of the Funds, including registering and qualifying its shares with Federal and State regulatory authorities; expenses of meetings of shareholders and Trustees of the Trust; the costs of services, including services of counsel, required in connection with the preparation of the Funds’ registration statements and prospectuses, including amendments and revisions thereto, annual, semi-annual and other periodic reports of the Funds, and notices and proxy solicitation material furnished to shareholders of the Funds or regulatory authorities, and any costs of printing or mailing these items; and the Funds’ expenses of bookkeeping, accounting and financial reporting, including related clerical expenses and all other expenses incurred; and other operating expenses of the Funds, as applicable.

Loomis Sayles serves as investment adviser to each Fund. Under the terms of each management agreement, Loomis Sayles does not charge the Funds an investment advisory fee, also known as a management fee, or any other fee for those services or for bearing those expenses. Although the Funds do not compensate Loomis Sayles directly for services under the advisory agreement, Loomis Sayles will typically receive an advisory fee from the sponsors of “wrap programs,” who in turn charge the programs’ participants.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

b.  Service and Distribution Fees. Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust. Natixis Distribution currently is not paid a fee for serving as distributor for the Funds. Loomis Sayles has agreed to reimburse Natixis Distribution to the extent that Natixis Distribution incurs expenses in connection with any redemption of Fund shares.

c.  Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Loomis Sayles has agreed to pay, without reimbursement from the Trust or Funds, fees to Natixis Advisors for services to the Funds.

d.  Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $340,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $170,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $12,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings. Loomis Sayles has agreed to pay, without reimbursement from the Trust or Funds, Trustees fees and expenses allocable to the Funds.

Prior to January 1, 2018, the Chairperson of the Board received a retainer fee at the annual rate of $325,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $155,000, the chairperson of the Contract Review

|  40

Notes to Financial Statements – continued

March 31, 2018 (Unaudited)

Committee and Audit Committee each received an additional retainer fee at the annual rate of $17,500 and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $10,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

e.  Payment by Affiliates. For the six months ended March 31, 2018, Loomis Sayles reimbursed High Income Opportunities Fund $3,874 in connection with a trading error.

7.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds at a rate equal to the greater of the eurodollar or the federal funds rate plus 1.00%. In addition, a commitment fee of 0.15% per annum, payable on the last business day of each month, is accrued and apportioned among the participating funds (applicable allocations to the Funds are paid by Loomis Sayles) based on their average daily unused portion of the line of credit. Loomis Sayles, on behalf of the Funds, paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement.

For the six months ended March 31, 2018, none of the Funds had borrowings under this agreement.

Effective April 12, 2018, the line of credit with Citibank, N.A. expired, and the Funds, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank and Trust. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

8.  Payable to Custodian Bank. The Funds’ custodian bank, State Street Bank, provides overdraft protection to the Funds in the event of a cash shortfall. Cash overdrafts bear interest at a rate per annum equal to the Federal Funds rate plus 2.00%. At March 31, 2018, the Fund had payables to the custodian bank for overdrafts as follows:

Payable to Custodian Bank
Securitized Asset Fund	$109,955

9.  Concentration of Risk. Securitized Asset Fund’s investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security’s value.

10.  Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2018, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership
High Income Opportunities Fund	5	95.13%
Securitized Asset Fund	3	96.65%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

41  |

Notes to Financial Statements – continued

March 31, 2018 (Unaudited)

11.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	High Income Opportunities Fund

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,151,091	$12,448,003	2,798,284	$30,037,359
Issued in connection with the reinvestment of distributions	207,006	2,242,356	423,355	4,531,661
Redeemed	(1,312,377)	(14,172,612)	(2,942,318)	(31,538,167)

Increase (decrease) from capital share transactions	45,720	$517,747	279,321	$3,030,853

	Securitized Asset Fund

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	17,716,360	$176,539,949	36,251,463	$370,701,025
Issued in connection with the reinvestment of distributions	693,677	6,923,251	1,064,715	10,877,118
Redeemed	(13,664,645)	(136,303,176)	(21,878,143)	(223,446,971)

Increase (decrease) from capital share transactions	4,745,392	$47,160,024	15,438,035	$158,131,172

|  42

Additional Information

Special Meeting of Shareholders. (Unaudited)

A special meeting of shareholders of the Trust was held on December 4, 2017 to consider a proposal to elect thirteen Trustees to the Board of Trustees. The proposal was approved by shareholders of the Trust. The results of the shareholder vote were as follows:

Loomis Sayles Funds I

Nominee	Voted “FOR”*	Withheld*
Kevin Charleston	1,046,693,133.40	15,163,366.07
Kenneth A. Drucker	1,045,641,428.27	16,215,071.15
Edmond J. English	1,046,277,137.68	15,579,361.74
David L. Giunta	1,046,496,391.62	15,360,107.79
Richard A. Goglia	1,046,269,146.27	15,587,353.15
Wendell J. Knox	1,045,976,095.92	15,880,403.49
Martin T. Meehan	1,046,154,669.52	15,701,829.89
Maureen B. Mitchell	1,047,019,476.25	14,837,023.17
Sandra O. Moose**	1,045,973,479.27	15,883,020.14
James P. Palermo	1,046,549,375.30	15,307,124.11
Erik R. Sirri	1,046,440,355.81	15,416,143.60
Peter J. Smail	1,046,053,910.90	15,802,588.52
Cynthia L. Walker	1,047,362,231.11	14,494,268.31

*	Trust-wide voting results.

**	Ms. Moose retired as a Trustee effective January 1, 2018.

43  |

Loomis Sayles Small Cap Growth Fund

Loomis Sayles Small Cap Value Fund

Loomis Sayles Small/Mid Cap Growth Fund

Semiannual Report

March 31, 2018

Portfolio Review	1
Portfolio of Investments	8
Financial Statements	27
Notes to Financial Statements	39

LOOMIS SAYLES SMALL CAP GROWTH FUND

Managers	Symbols
Mark F. Burns, CFA®	Institutional Class	LSSIX
John J. Slavik, CFA®	Retail Class	LCGRX
	Class N	LSSNX

Investment Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

Average Annual Total Returns — March 31, 20182

						Expense Ratios[3]
	6 months	1 year	5 years	10 years	Life of Class N	Gross	Net

Institutional Class (Inception 12/31/96)	9.45%	22.92%	13.24%	11.58%	—%	0.95%	0.95%

Retail Class (Inception 12/31/96)	9.34	22.65	12.95	11.29	—	1.20	1.20

Class N (Inception 2/1/13)	9.52	23.08	13.35	—	14.25	0.82	0.82

Comparative Performance
Russell 2000® Growth Index[1]	6.99	18.63	12.90	10.95	13.60

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]

Russell 2000® Growth Index is an unmanaged index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 01/31/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense caps.

1  |

LOOMIS SAYLES SMALL CAP VALUE FUND

Managers	Symbols
Joseph R. Gatz, CFA®	Institutional Class	LSSCX
Jeffrey Schwartz, CFA®	Retail Class	LSCRX
	Admin Class	LSVAX
	Class N	LSCNX

Investment Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

|  2

LOOMIS SAYLES SMALL CAP VALUE FUND

Average Annual Total Returns — March 31, 20183

						Expense Ratios[4]
	6 months	1 year	5 years	10 years	Life of Class N	Gross	Net

Institutional Class (Inception 5/13/91)	0.67%	7.06%	10.94%	10.07%	—%	0.98%	0.95%

Retail Class (Inception 12/31/96)	0.53	6.80	10.66	9.79	—	1.23	1.20

Admin Class (Inception 1/2/98)	0.41	6.55	10.39	9.52	—	1.48	1.45

Class N (Inception 2/1/13)	0.69	7.13	11.01	—	11.69	0.88	0.88

Comparative Performance
Russell 2000® Value Index[1]	-0.65	5.13	9.96	8.61	10.54
Russell 2000® Index[2]	3.25	11.79	11.47	9.84	12.11

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]

Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

[2]	Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe.

[3]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[4]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 01/31/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense caps.

3  |

LOOMIS SAYLES SMALL/MID CAP GROWTH FUND

Managers	Symbols
Mark F. Burns, CFA®	Institutional Class	LSMIX
John J. Slavik, CFA®

Investment Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

Average Annual Total Returns — March 31, 20182

				Expense Ratios[3]
	6 months	1 year	Life of Fund	Gross	Net

Institutional Class (Inception 6/30/15)	10.24%	26.23%	11.80%	1.57%	0.85%

Comparative Performance
Russell 2500TM Growth Index[1]	8.88	19.92	9.73

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]

The Russell 2500TM Growth Index measures the performance of the small-to-mid-cap growth segment of the US equity universe. It includes those Russell 2500™ Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500™ Growth Index is constructed to provide a comprehensive and unbiased barometer of the small-to-mid-cap growth market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-to-mid-cap opportunity set and that the represented companies continue to reflect growth characteristics. Indices are unmanaged.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 01/31/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense caps.

|  4

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Funds’ proxy voting policies and procedures is available without charge upon request, by calling Loomis Sayles at 800-633-3330; on the Funds’ website, at www.loomissayles.com, and on the Securities and Exchange Commission’s (SEC’s) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and the SEC’s website.

Quarterly Portfolio Schedules

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Fund shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2017 through March 31, 2018. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and

5  |

multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles Small Cap Growth Fund

Institutional Class	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	Expenses Paid During Period* 10/1/2017 – 3/31/2018
Actual	$1,000.00	$1,094.50	$4.96
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.78

Retail Class
Actual	$1,000.00	$1,093.40	$6.26
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04

Class N
Actual	$1,000.00	$1,095.20	$4.34
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	$4.18

*  Expenses are equal to the Fund’s annualized expense ratio: 0.95%, 1.20% and 0.83% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

|  6

Loomis Sayles Small Cap Value Fund

Institutional Class	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	Expenses Paid During Period* 10/1/2017 – 3/31/2018
Actual	$1,000.00	$1,006.70	$4.50
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53

Retail Class
Actual	$1,000.00	$1,005.30	$5.75
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79

Admin Class
Actual	$1,000.00	$1,004.10	$7.00
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.04

Class N
Actual	$1,000.00	$1,006.90	$4.20
Hypothetical (5% return before expenses)	$1,000.00	$1,020.74	$4.23

*  Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.90%, 1.15%, 1.40% and 0.84% for Institutional Class, Retail Class, Admin Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Small/Mid Cap Growth Fund

Institutional Class	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	Expenses Paid During Period* 10/1/2017 – 3/31/2018
Actual	$1,000.00	$1,102.40	$4.46
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28

*  Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.85%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

7  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)

Common Stocks – 96.9% of Net Assets

	Aerospace & Defense – 3.8%
202,690	Astronics Corp.(a)	$7,560,337
218,624	Hexcel Corp.	14,120,924
206,278	KLX, Inc.(a)	14,658,115
249,950	Mercury Systems, Inc.(a)	12,077,584

		48,416,960

	Auto Components – 0.9%
114,376	LCI Industries	11,912,260

	Banks – 4.3%
215,209	Chemical Financial Corp.	11,767,628
238,392	Pacific Premier Bancorp, Inc.(a)	9,583,358
195,113	Pinnacle Financial Partners, Inc.	12,526,255
290,601	Renasant Corp.	12,367,979
127,536	UMB Financial Corp.	9,232,331

		55,477,551

	Beverages – 1.0%
140,616	MGP Ingredients, Inc.	12,597,787

	Biotechnology – 4.1%
136,270	Agios Pharmaceuticals, Inc.(a)	11,144,161
251,152	Aimmune Therapeutics, Inc.(a)	7,994,168
92,459	Argenx SE, ADR(a)	7,437,402
269,520	Genomic Health, Inc.(a)	8,433,281
164,595	Global Blood Therapeutics, Inc.(a)	7,949,938
593,156	Ironwood Pharmaceuticals, Inc.(a)	9,152,397

		52,111,347

	Building Products – 2.0%
182,241	Patrick Industries, Inc.(a)	11,271,606
133,775	Trex Co., Inc.(a)	14,550,707

		25,822,313

	Capital Markets – 2.0%
283,246	Artisan Partners Asset Management, Inc., Class A	9,432,092
74,013	MarketAxess Holdings, Inc.	16,093,387

		25,525,479

	Chemicals – 0.9%
162,605	Ingevity Corp.(a)	11,982,362

	Commercial Services & Supplies – 0.9%
273,145	Healthcare Services Group, Inc.	11,876,345

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Construction & Engineering – 1.8%
227,490	Granite Construction, Inc.	$12,707,591
439,679	Primoris Services Corp.	10,983,182

		23,690,773

	Consumer Finance – 1.0%
208,839	Green Dot Corp., Class A(a)	13,399,110

	Distributors – 1.2%
101,661	Pool Corp.	14,864,871

	Diversified Consumer Services – 3.0%
180,712	Bright Horizons Family Solutions, Inc.(a)	18,020,600
193,865	Grand Canyon Education, Inc.(a)	20,340,316

		38,360,916

	Diversified Telecommunication Services – 1.7%
285,151	Cogent Communications Holdings, Inc.	12,375,554
994,022	ORBCOMM, Inc.(a)	9,313,986

		21,689,540

	Electrical Equipment – 0.9%
251,986	Generac Holdings, Inc.(a)	11,568,677

	Energy Equipment & Services – 1.4%
378,515	Cactus, Inc., Class A(a)	10,193,409
172,456	Dril-Quip, Inc.(a)	7,726,029

		17,919,438

	Health Care Equipment & Supplies – 8.6%
445,326	AtriCure, Inc.(a)	9,138,090
98,771	Inogen, Inc.(a)	12,133,030
234,314	Insulet Corp.(a)	20,310,337
197,359	iRhythm Technologies, Inc.(a)	12,423,749
266,105	Merit Medical Systems, Inc.(a)	12,067,862
178,432	Neogen Corp.(a)	11,953,160
427,171	Novocure Ltd.(a)	9,312,328
113,810	Penumbra, Inc.(a)	13,162,126
525,973	Wright Medical Group NV(a)	10,435,304

		110,935,986

	Health Care Providers & Services – 4.5%
145,865	Amedisys, Inc.(a)	8,801,494
303,145	AMN Healthcare Services, Inc.(a)	17,203,479
331,647	HealthEquity, Inc.(a)	20,077,909
287,554	Tivity Health, Inc.(a)	11,401,516

		57,484,398

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Health Care Technology – 3.0%
231,890	Medidata Solutions, Inc.(a)	$14,565,011
418,860	Teladoc, Inc.(a)	16,880,058
318,177	Vocera Communications, Inc.(a)	7,451,705

		38,896,774

	Hotels, Restaurants & Leisure – 2.6%
523,083	Planet Fitness, Inc., Class A(a)	19,756,845
300,865	Wingstop, Inc.	14,209,854

		33,966,699

	Household Durables – 1.1%
233,466	Installed Building Products, Inc.(a)	14,019,633

	Insurance – 1.7%
237,801	Kinsale Capital Group, Inc.	12,206,325
339,509	Trupanion, Inc.(a)	10,147,924

		22,354,249

	Internet Software & Services – 8.2%
259,377	2U, Inc.(a)	21,795,449
277,139	Envestnet, Inc.(a)	15,880,065
627,954	Five9, Inc.(a)	18,706,750
122,676	LogMeIn, Inc.	14,175,212
431,338	Mimecast Ltd.(a)	15,282,305
410,951	Q2 Holdings, Inc.(a)	18,718,818

		104,558,599

	IT Services – 4.3%
165,298	Euronet Worldwide, Inc.(a)	13,045,318
268,601	InterXion Holding NV(a)	16,682,808
200,956	Virtusa Corp.(a)	9,738,328
344,978	WNS Holdings Ltd., ADR(a)	15,637,853

		55,104,307

	Life Sciences Tools & Services – 1.8%
250,816	Accelerate Diagnostics, Inc.(a)	5,731,146
204,636	PRA Health Sciences, Inc.(a)	16,976,602

		22,707,748

	Machinery – 3.6%
221,514	Albany International Corp., Class A	13,888,928
141,327	Proto Labs, Inc.(a)	16,612,989
121,822	RBC Bearings, Inc.(a)	15,130,292

		45,632,209

	Multiline Retail – 1.4%
294,739	Ollie’s Bargain Outlet Holdings, Inc.(a)	17,772,762

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Oil, Gas & Consumable Fuels – 0.7%
190,598	PDC Energy, Inc.(a)	$9,345,020

	Pharmaceuticals – 2.5%
293,163	Aclaris Therapeutics, Inc.(a)	5,136,216
148,617	Aerie Pharmaceuticals, Inc.(a)	8,062,472
107,903	Intersect ENT, Inc.(a)	4,240,588
319,169	Supernus Pharmaceuticals, Inc.(a)	14,617,940

		32,057,216

	Professional Services – 0.7%
186,083	WageWorks, Inc.(a)	8,410,952

	Semiconductors & Semiconductor Equipment – 3.4%
125,005	MKS Instruments, Inc.	14,456,828
127,076	Monolithic Power Systems, Inc.	14,711,589
160,701	Silicon Laboratories, Inc.(a)	14,447,020

		43,615,437

	Software – 9.6%
144,677	Blackbaud, Inc.	14,729,565
326,365	Callidus Software, Inc.(a)	11,732,822
208,379	Guidewire Software, Inc.(a)	16,843,275
149,809	HubSpot, Inc.(a)	16,224,315
423,479	Rapid7, Inc.(a)	10,828,358
269,455	RealPage, Inc.(a)	13,876,932
253,632	RingCentral, Inc., Class A(a)	16,105,632
158,370	Talend S.A., ADR(a)	7,620,764
64,030	Ultimate Software Group, Inc. (The)(a)	15,604,111

		123,565,774

	Specialty Retail – 1.9%
404,223	At Home Group, Inc.(a)	12,951,305
333,500	National Vision Holdings, Inc.(a)	10,775,385

		23,726,690

	Textiles, Apparel & Luxury Goods – 2.6%
191,436	Columbia Sportswear Co.	14,631,453
480,674	Crocs, Inc.(a)	7,810,953
247,192	Steven Madden Ltd.	10,851,729

		33,294,135

	Thrifts & Mortgage Finance – 1.0%
294,607	Essent Group Ltd.(a)	12,538,474

	Trading Companies & Distributors – 2.8%
138,109	Beacon Roofing Supply, Inc.(a)	7,329,445
493,333	BMC Stock Holdings, Inc.(a)	9,644,660

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Trading Companies & Distributors – continued
240,033	SiteOne Landscape Supply, Inc.(a)	$18,492,142

		35,466,247

	Total Common Stocks (Identified Cost $854,244,777)	1,242,669,038

Principal Amount

Short-Term Investments – 3.8%
$49,586,552	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2018 at 0.900% to be repurchased at $49,591,511 on 4/02/2018 collateralized by $53,660,000 U.S. Treasury Note, 1.375% due 9/30/2023 valued at $50,578,896 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $49,586,552)	49,586,552

	Total Investments – 100.7% (Identified Cost $903,831,329)	1,292,255,590
	Other assets less liabilities – (0.7)%	(9,501,020)

	Net Assets – 100.0%	$1,282,754,570

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Industry Summary at March 31, 2018 (Unaudited)

Software	9.6%
Health Care Equipment & Supplies	8.6
Internet Software & Services	8.2
Health Care Providers & Services	4.5
Banks	4.3
IT Services	4.3
Biotechnology	4.1
Aerospace & Defense	3.8
Machinery	3.6
Semiconductors & Semiconductor Equipment	3.4
Health Care Technology	3.0
Diversified Consumer Services	3.0
Trading Companies & Distributors	2.8
Hotels, Restaurants & Leisure	2.6
Textiles, Apparel & Luxury Goods	2.6
Pharmaceuticals	2.5
Building Products	2.0
Capital Markets	2.0
Other Investments, less than 2% each	22.0
Short-Term Investments	3.8

Total Investments	100.7
Other assets less liabilities	(0.7)

Net Assets	100.0%

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)

Common Stocks – 96.9% of Net Assets

	Aerospace & Defense – 1.5%
241,975	Aerojet Rocketdyne Holdings, Inc.(a)	$6,768,041
123,267	BWX Technologies, Inc.	7,831,152

		14,599,193

	Auto Components – 1.3%
130,637	Cooper Tire & Rubber Co.	3,827,664
83,894	Fox Factory Holding Corp.(a)	2,927,901
62,079	LCI Industries	6,465,528

		13,221,093

	Banks – 17.8%
266,641	BancorpSouth Bank	8,479,184
108,444	Bank of the Ozarks, Inc.	5,234,592
207,013	Bryn Mawr Bank Corp.	9,098,221
93,559	Carolina Financial Corp.	3,674,997
230,414	Cathay General Bancorp	9,211,952
295,898	CenterState Bank Corp.	7,850,174
176,008	Chemical Financial Corp.	9,624,117
400,581	CVB Financial Corp.	9,069,154
309,152	First Financial Bancorp	9,073,611
129,510	First Financial Bankshares, Inc.	5,996,313
364,502	Home BancShares, Inc.	8,314,291
111,663	IBERIABANK Corp.	8,709,714
123,177	LegacyTexas Financial Group, Inc.	5,274,439
181,590	PacWest Bancorp	8,994,153
100,926	Pinnacle Financial Partners, Inc.	6,479,449
230,444	Popular, Inc.	9,591,079
140,579	Prosperity Bancshares, Inc.	10,210,253
53,627	Signature Bank(a)	7,612,353
100,726	Texas Capital Bancshares, Inc.(a)	9,055,267
266,023	Triumph Bancorp, Inc.(a)	10,960,148
150,055	Wintrust Financial Corp.	12,912,233

		175,425,694

	Beverages – 0.7%
453,855	Cott Corp.	6,680,746

	Building Products – 1.6%
87,946	Apogee Enterprises, Inc.	3,812,459
120,321	Armstrong World Industries, Inc.(a)	6,774,072
77,074	Masonite International Corp.(a)	4,728,490

		15,315,021

	Capital Markets – 1.3%
217,580	Donnelley Financial Solutions, Inc.(a)	3,735,848
147,790	Stifel Financial Corp.	8,753,602

		12,489,450

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Chemicals – 3.3%
269,946	AdvanSix, Inc.(a)	$9,388,722
70,384	Ashland Global Holdings, Inc.	4,912,099
93,480	Cabot Corp.	5,208,706
87,316	Ingevity Corp.(a)	6,434,316
95,297	Minerals Technologies, Inc.	6,380,134

		32,323,977

	Commercial Services & Supplies – 3.6%
75,986	Clean Harbors, Inc.(a)	3,708,877
225,457	KAR Auction Services, Inc.	12,219,769
232,661	Kimball International, Inc.	3,964,543
119,323	Knoll, Inc.	2,409,131
190,190	LSC Communications, Inc.	3,318,816
183,580	Viad Corp.	9,628,771

		35,249,907

	Communications Equipment – 0.8%
279,340	Digi International, Inc.(a)	2,877,202
518,099	Viavi Solutions, Inc.(a)	5,035,922

		7,913,124

	Construction & Engineering – 0.3%
99,805	MYR Group, Inc.(a)	3,075,990

	Construction Materials – 0.4%
73,598	U.S. Concrete, Inc.(a)	4,445,319

	Consumer Finance – 0.8%
195,823	PRA Group, Inc.(a)	7,441,274

	Distributors – 0.4%
196,034	Core-Mark Holding Co., Inc.	4,167,683

	Diversified Consumer Services – 1.0%
154,140	Adtalem Global Education, Inc.(a)	7,329,357
335,361	Houghton Mifflin Harcourt Co.(a)	2,330,759

		9,660,116

	Diversified Financial Services – 0.5%
249,312	Cannae Holdings, Inc.(a)	4,702,024

	Electric Utilities – 1.2%
164,450	ALLETE, Inc.	11,881,512

	Electrical Equipment – 0.5%
228,520	TPI Composites, Inc.(a)	5,130,274

	Electronic Equipment, Instruments & Components – 4.8%
97,683	Belden, Inc.	6,734,266
190,865	II-VI, Inc.(a)	7,806,378

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Electronic Equipment, Instruments & Components – continued
83,204	Kimball Electronics, Inc.(a)	$1,343,745
82,508	Littelfuse, Inc.	17,176,515
131,419	Methode Electronics, Inc.	5,138,483
46,883	Rogers Corp.(a)	5,604,394
181,363	Vishay Intertechnology, Inc.	3,373,352

		47,177,133

	Energy Equipment & Services – 2.3%
280,567	C&J Energy Services, Inc.(a)	7,244,240
189,817	Natural Gas Services Group, Inc.(a)	4,527,135
326,184	RPC, Inc.	5,881,098
195,592	U.S. Silica Holdings, Inc.	4,991,508

		22,643,981

	Food & Staples Retailing – 0.1%
58,340	SpartanNash Co.	1,004,031

	Food Products – 2.6%
161,073	Darling Ingredients, Inc.(a)	2,786,563
46,824	J&J Snack Foods Corp.	6,394,285
334,193	Nomad Foods Ltd.(a)	5,260,198
95,822	Post Holdings, Inc.(a)	7,259,475
523,103	SunOpta, Inc.(a)	3,714,031

		25,414,552

	Health Care Equipment & Supplies – 2.4%
162,663	Halyard Health, Inc.(a)	7,495,511
139,565	Quidel Corp.(a)	7,230,863
247,116	Varex Imaging Corp.(a)	8,841,810

		23,568,184

	Health Care Providers & Services – 0.7%
122,581	AMN Healthcare Services, Inc.(a)	6,956,472

	Hotels, Restaurants & Leisure – 3.8%
411,549	BBX Capital Corp.	3,790,366
661,715	Caesars Entertainment Corp.(a)	7,444,294
52,285	Churchill Downs, Inc.	12,760,154
17,148	Cracker Barrel Old Country Store, Inc.	2,729,962
79,269	Marriott Vacations Worldwide Corp.	10,558,631

		37,283,407

	Household Durables – 0.5%
61,399	Helen of Troy Ltd.(a)	5,341,713

	Household Products – 0.7%
415,099	HRG Group, Inc.(a)	6,844,982

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Industrial Conglomerates – 0.7%
188,386	Raven Industries, Inc.	$6,602,929

	Insurance – 3.6%
238,505	Employers Holdings, Inc.	9,647,528
120,809	First American Financial Corp.	7,089,072
127,922	ProAssurance Corp.	6,210,613
64,717	Reinsurance Group of America, Inc.	9,966,418
64,948	Stewart Information Services Corp.	2,853,815

		35,767,446

	Internet & Direct Marketing Retail – 0.3%
107,509	Liberty Interactive Corp./QVC Group, Class A(a)	2,706,002

	Internet Software & Services – 1.3%
154,223	CommerceHub, Inc., Series C(a)	3,468,475
58,747	IAC/InterActiveCorp(a)	9,186,856

		12,655,331

	IT Services – 3.8%
479,063	Conduent, Inc.(a)	8,929,734
93,053	CSG Systems International, Inc.	4,214,371
72,819	DST Systems, Inc.	6,091,309
117,102	Euronet Worldwide, Inc.(a)	9,241,690
54,566	WEX, Inc.(a)	8,546,127

		37,023,231

	Life Sciences Tools & Services – 0.4%
83,215	Cambrex Corp.(a)	4,352,144

	Machinery – 5.9%
51,326	Alamo Group, Inc.	5,640,727
67,151	Albany International Corp., Class A	4,210,368
96,052	Altra Industrial Motion Corp.	4,413,589
199,235	Columbus McKinnon Corp.	7,140,583
96,109	EnPro Industries, Inc.	7,436,915
245,084	Evoqua Water Technologies Co.(a)	5,217,838
93,199	John Bean Technologies Corp.	10,568,767
43,516	RBC Bearings, Inc.(a)	5,404,687
81,278	Standex International Corp.	7,749,857

		57,783,331

	Marine – 0.5%
59,799	Kirby Corp.(a)	4,601,533

	Media – 3.1%
128,493	Emerald Expositions Events, Inc.	2,503,044
493,618	Entercom Communications Corp., Class A	4,763,414
188,976	GCI Liberty, Inc., Class A(a)	9,989,271

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Media – continued
528,510	Gray Television, Inc.(a)	$6,712,077
97,470	John Wiley & Sons, Inc., Class A	6,208,839

		30,176,645

	Metals & Mining – 0.4%
507,316	Ferroglobe R&W Trust(a)(b)(c)(d)	—
111,780	Haynes International, Inc.	4,148,156

		4,148,156

	Multi-Utilities – 0.7%
134,804	NorthWestern Corp.	7,252,455

	Multiline Retail – 0.3%
57,370	Big Lots, Inc.	2,497,316

	Oil, Gas & Consumable Fuels – 2.5%
78,174	Arch Coal, Inc., Class A	7,182,627
332,301	Gulfport Energy Corp.(a)	3,206,705
540,026	QEP Resources, Inc.(a)	5,286,855
908,666	SRC Energy, Inc.(a)	8,568,720

		24,244,907

	Pharmaceuticals – 1.3%
171,718	Catalent, Inc.(a)	7,050,741
182,636	Prestige Brands Holdings, Inc.(a)	6,158,486

		13,209,227

	Professional Services – 2.1%
143,330	Insperity, Inc.	9,968,602
201,536	Korn/Ferry International	10,397,242

		20,365,844

	REITs – Apartments – 0.5%
123,273	American Campus Communities, Inc.	4,760,803

	REITs – Health Care – 0.3%
168,558	Sabra Health Care REIT, Inc.	2,975,049

	REITs – Hotels – 0.4%
197,797	Hersha Hospitality Trust	3,540,566

	REITs – Mortgage – 0.6%
571,570	iStar, Inc.(a)	5,812,867

	REITs – Office Property – 0.6%
190,298	JBG SMITH Properties	6,414,946

	REITs – Shopping Centers – 1.0%
556,780	Retail Opportunity Investments Corp.	9,838,303

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	REITs – Single Tenant – 0.4%
107,615	National Retail Properties, Inc.	$4,224,965

	REITs – Storage – 0.9%
312,934	CubeSmart	8,824,739

	REITs – Warehouse/Industrials – 1.1%
115,794	CyrusOne, Inc.	5,929,811
175,985	Rexford Industrial Realty, Inc.	5,066,608

		10,996,419

	Road & Rail – 1.6%
90,297	Genesee & Wyoming, Inc., Class A(a)	6,392,125
66,061	Old Dominion Freight Line, Inc.	9,708,985

		16,101,110

	Semiconductors & Semiconductor Equipment – 3.2%
77,075	Advanced Energy Industries, Inc.(a)	4,925,092
150,147	Mellanox Technologies Ltd.(a)	10,938,209
132,532	Semtech Corp.(a)	5,175,375
233,645	Teradyne, Inc.	10,679,913

		31,718,589

	Software – 1.6%
98,604	CommVault Systems, Inc.(a)	5,640,149
364,975	TiVo Corp.	4,945,411
116,593	Verint Systems, Inc.(a)	4,966,862

		15,552,422

	Specialty Retail – 1.1%
115,825	Camping World Holdings, Inc., Class A	3,735,356
53,284	Genesco, Inc.(a)	2,163,330
318,221	Sally Beauty Holdings, Inc.(a)	5,234,736

		11,133,422

	Technology Hardware, Storage & Peripherals – 0.3%
143,486	Cray, Inc.(a)	2,970,160

	Thrifts & Mortgage Finance – 1.5%
72,343	Federal Agricultural Mortgage Corp., Class C	6,295,288
35,053	Meta Financial Group, Inc.	3,827,787
172,521	OceanFirst Financial Corp.	4,614,937

		14,738,012

	Total Common Stocks (Identified Cost $643,093,231)	952,945,721

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Closed-End Investment Companies – 0.2%
212,488	Hercules Capital, Inc. (Identified Cost $2,911,138)	$2,571,105

Principal Amount

Short-Term Investments – 3.1%
$30,149,321	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2018 at 0.900% to be repurchased at $30,152,336 on 4/02/2018 collateralized by $30,270,000 U.S. Treasury Note, 2.750% due 11/15/2023 valued at $30,752,564 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $30,149,321)	30,149,321

	Total Investments – 100.2% (Identified Cost $676,153,690)	985,666,147

	Other assets less liabilities—(0.2)%	(2,393,810)

	Net Assets – 100.0%	$983,272,337

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2018, the value of these securities amounted to $0. See Note 2 of Notes to Financial Statements.
(d)	Security subject to restrictions on resale. This security was acquired on November 29, 2016 at cost of $0. At March 31, 2018, the value of this security amounted to $0.

REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Industry Summary at March 31, 2018 (Unaudited)

Banks	17.8%
Machinery	5.9
Electronic Equipment, Instruments & Components	4.8
Hotels, Restaurants & Leisure	3.8
IT Services	3.8
Insurance	3.6
Commercial Services & Supplies	3.6
Chemicals	3.3
Semiconductors & Semiconductor Equipment	3.2
Media	3.1
Food Products	2.6
Oil, Gas & Consumable Fuels	2.5
Health Care Equipment & Supplies	2.4
Energy Equipment & Services	2.3
Professional Services	2.1
Other Investments, less than 2% each	32.3
Short-Term Investments	3.1

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)

Common Stocks – 97.2% of Net Assets

	Aerospace & Defense – 4.9%
2,389	BWX Technologies, Inc.	$151,773
3,902	HEICO Corp.	338,733
3,968	Hexcel Corp.	256,293
4,811	Mercury Systems, Inc.(a)	232,467

		979,266

	Air Freight & Logistics – 1.8%
3,420	XPO Logistics, Inc.(a)	348,190

	Auto Components – 1.1%
2,100	LCI Industries	218,715

	Banks – 4.3%
4,934	Columbia Banking System, Inc.	206,981
8,241	Home BancShares, Inc.	187,977
2,740	UMB Financial Corp.	198,349
4,456	Western Alliance Bancorp(a)	258,938

		852,245

	Biotechnology – 3.0%
10,025	Amicus Therapeutics, Inc.(a)	150,776
12,573	Ironwood Pharmaceuticals, Inc.(a)	194,001
3,032	Neurocrine Biosciences, Inc.(a)	251,444

		596,221

	Capital Markets – 4.7%
1,274	MarketAxess Holdings, Inc.	277,019
1,675	MSCI, Inc.	250,362
3,176	SEI Investments Co.	237,914
2,785	Stifel Financial Corp.	164,955

		930,250

	Chemicals – 1.1%
2,955	Ingevity Corp.(a)	217,754

	Commercial Services & Supplies – 3.6%
5,613	Healthcare Services Group, Inc.	244,053
4,829	KAR Auction Services, Inc.	261,732
6,686	Ritchie Bros. Auctioneers, Inc.	210,408

		716,193

	Consumer Finance – 0.6%
10,200	SLM Corp.(a)	114,342

	Diversified Consumer Services – 3.6%
3,462	Bright Horizons Family Solutions, Inc.(a)	345,231
3,433	Grand Canyon Education, Inc.(a)	360,190

		705,421

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Diversified Telecommunication Services – 1.2%
5,529	Cogent Communications Holdings, Inc.	$239,959

	Electrical Equipment – 1.1%
4,937	Generac Holdings, Inc.(a)	226,658

	Electronic Equipment, Instruments & Components – 3.7%
2,991	FLIR Systems, Inc.	149,580
6,049	National Instruments Corp.	305,898
508	Rogers Corp.(a)	60,726
6,362	Trimble, Inc.(a)	228,269

		744,473

	Energy Equipment & Services – 1.5%
3,417	Dril-Quip, Inc.(a)	153,082
5,445	Oil States International, Inc.(a)	142,659

		295,741

	Food & Staples Retailing – 1.0%
8,395	Sprouts Farmers Market, Inc.(a)	197,031

	Food Products – 1.0%
5,037	Blue Buffalo Pet Products, Inc.(a)	200,523

	Health Care Equipment & Supplies – 6.6%
590	ABIOMED, Inc.(a)	171,684
1,192	Cantel Medical Corp.	132,801
4,853	Merit Medical Systems, Inc.(a)	220,083
2,426	Penumbra, Inc.(a)	280,567
1,699	STERIS PLC	158,619
1,707	West Pharmaceutical Services, Inc.	150,711
9,650	Wright Medical Group NV(a)	191,456

		1,305,921

	Health Care Providers & Services – 3.1%
5,338	HealthEquity, Inc.(a)	323,163
1,488	WellCare Health Plans, Inc.(a)	288,121

		611,284

	Health Care Technology – 2.4%
5,097	Cotiviti Holdings, Inc.(a)	175,541
4,053	Veeva Systems, Inc., Class A(a)	295,950

		471,491

	Hotels, Restaurants & Leisure – 4.5%
16,178	Arcos Dorados Holdings, Inc., Class A	148,029
8,729	Planet Fitness, Inc., Class A(a)	329,694
2,603	Texas Roadhouse, Inc.	150,402
1,229	Vail Resorts, Inc.	272,469

		900,594

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Internet Software & Services – 2.7%
5,196	GTT Communications, Inc.(a)	$294,613
3,065	j2 Global, Inc.	241,890

		536,503

	IT Services – 4.9%
5,050	Black Knight, Inc.(a)	237,855
2,350	Broadridge Financial Solutions, Inc.	257,772
2,139	EPAM Systems, Inc.(a)	244,958
1,916	Gartner, Inc.(a)	225,360

		965,945

	Life Sciences Tools & Services – 1.5%
2,594	ICON PLC(a)	306,455

	Machinery – 7.2%
5,010	Altra Industrial Motion Corp.	230,209
8,325	Gardner Denver Holdings, Inc.(a)	255,411
2,292	John Bean Technologies Corp.	259,913
1,588	Middleby Corp. (The)(a)	196,579
4,868	Sun Hydraulics Corp.	260,730
1,761	WABCO Holdings, Inc.(a)	235,745

		1,438,587

	Media – 1.3%
6,296	Live Nation Entertainment, Inc.(a)	265,313

	Oil, Gas & Consumable Fuels – 1.2%
1,817	Diamondback Energy, Inc.(a)	229,887

	Professional Services – 3.4%
1,061	CoStar Group, Inc.(a)	384,804
5,207	TransUnion(a)	295,653

		680,457

	Real Estate Management & Development – 1.1%
3,111	First Service Corp.	227,663

	Semiconductors & Semiconductor Equipment – 2.1%
2,732	Advanced Energy Industries, Inc.(a)	174,575
2,653	Silicon Laboratories, Inc.(a)	238,504

		413,079

	Software – 12.9%
2,648	Blackbaud, Inc.	269,593
7,645	Callidus Software, Inc.(a)	274,838
3,708	Guidewire Software, Inc.(a)	299,718
3,076	HubSpot, Inc.(a)	333,131
3,648	Paylocity Holding Corp.(a)	186,887

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Software – continued
4,341	PTC, Inc.(a)	$338,641
4,498	Talend S.A., ADR(a)	216,444
950	Tyler Technologies, Inc.(a)	200,412
1,103	Ultimate Software Group, Inc. (The)(a)	268,801
3,481	Zendesk, Inc.(a)	166,635

		2,555,100

	Specialty Retail – 1.3%
4,973	Floor & Decor Holdings, Inc., Class A(a)	259,193

	Textiles, Apparel & Luxury Goods – 1.8%
1,554	Carter’s, Inc.	161,771
2,512	Columbia Sportswear Co.	191,992

		353,763

	Trading Companies & Distributors – 1.0%
10,604	BMC Stock Holdings, Inc.(a)	207,308

	Total Common Stocks (Identified Cost $15,298,223)	19,311,525

Principal Amount

Short-Term Investments – 3.0%
$593,211	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2018 at 0.900%, to be repurchased at $593,270 on 4/02/2018 collateralized by $600,000 U.S. Treasury Note, 2.750% due 11/15/2023 valued at $609,565 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $593,211)	593,211

	Total Investments – 100.2% (Identified Cost $15,891,434)	19,904,736
	Other assets less liabilities—(0.2)%	(47,319)

	Net Assets – 100.0%	$19,857,417

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
SLM	Sallie Mae

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Industry Summary at March 31, 2018 (Unaudited)

Software	12.9%
Machinery	7.2
Health Care Equipment & Supplies	6.6
Aerospace & Defense	4.9
IT Services	4.9
Capital Markets	4.7
Hotels, Restaurants & Leisure	4.5
Banks	4.3
Electronic Equipment, Instruments & Components	3.7
Commercial Services & Supplies	3.6
Diversified Consumer Services	3.6
Professional Services	3.4
Health Care Providers & Services	3.1
Biotechnology	3.0
Internet Software & Services	2.7
Health Care Technology	2.4
Semiconductors & Semiconductor Equipment	2.1
Other Investments, less than 2% each	19.6
Short-Term Investments	3.0

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

See accompanying notes to financial statements.

|  26

Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
ASSETS
Investments at cost	$903,831,329	$676,153,690	$15,891,434
Net unrealized appreciation	388,424,261	309,512,457	4,013,302

Investments at value	1,292,255,590	985,666,147	19,904,736
Cash	55,317	126,678	759
Receivable for Fund shares sold	1,187,841	1,139,792	17,578
Receivable for securities sold	5,327,889	2,381,156	330,477
Dividends and interest receivable	172,439	692,412	7,385
Prepaid expenses (Note 7)	131	130	1

TOTAL ASSETS	1,298,999,207	990,006,315	20,260,936

LIABILITIES
Payable for securities purchased	14,683,305	4,843,866	350,140
Payable for Fund shares redeemed	460,506	951,956	—
Management fees payable (Note 5)	828,633	618,167	6,229
Deferred Trustees’ fees (Note 5)	149,291	212,874	17,170
Administrative fees payable (Note 5)	49,399	37,957	773
Payable to distributor (Note 5d)	12,203	10,220	4
Other accounts payable and accrued expenses	61,300	58,938	29,203

TOTAL LIABILITIES	16,244,637	6,733,978	403,519

NET ASSETS	$1,282,754,570	$983,272,337	$19,857,417

NET ASSETS CONSIST OF:
Paid-in capital	$861,545,858	$616,851,524	$15,303,815
Accumulated net investment loss/Distributions in excess of net investment income	(8,406,958)	(18,439)	(91,981)
Accumulated net realized gain on investments	41,191,409	56,926,795	632,281
Net unrealized appreciation on investments	388,424,261	309,512,457	4,013,302

NET ASSETS	$1,282,754,570	$983,272,337	$19,857,417

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$780,760,502	$584,940,734	$19,857,417

Shares of beneficial interest	29,336,696	17,496,912	1,463,128

Net asset value, offering and redemption price per share	$26.61	$33.43	$13.57

Retail Class:
Net assets	$110,372,430	$225,247,368	$—

Shares of beneficial interest	4,491,936	6,847,492	—

Net asset value, offering and redemption price per share	$24.57	$32.89	$—

Admin Class shares:
Net assets	$—	$26,263,184	$—

Shares of beneficial interest	—	831,339	—

Net asset value, offering and redemption price per share	$—	$31.59	$—

Class N shares:
Net assets	$391,621,638	$146,821,051	$—

Shares of beneficial interest	14,627,039	4,389,115	—

Net asset value, offering and redemption price per share	$26.77	$33.45	$—

See accompanying notes to financial statements.

27  |

Statements of Operations

For the Six Months Ended March 31, 2018 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
INVESTMENT INCOME
Dividends	$2,647,714	$6,403,521	$45,094
Interest	116,467	40,499	2,048
Less net foreign taxes withheld	—	(21,023)	(390)

	2,764,181	6,422,997	46,752

Expenses
Management fees (Note 5)	4,720,320	3,940,366	67,946
Service and distribution fees (Note 5)	136,486	374,949	—
Administrative fees (Note 5)	278,802	232,727	4,013
Trustees’ fees and expenses (Note 5)	32,216	32,981	8,681
Transfer agent fees and expenses (Notes 5 and 6)	564,383	419,585	598
Audit and tax services fees	18,158	18,670	18,303
Custodian fees and expenses	19,858	15,832	2,538
Legal fees	10,900	9,310	149
Registration fees	56,327	64,113	10,168
Shareholder reporting expenses	48,551	63,477	1,736
Miscellaneous expenses (Note 7)	22,119	21,739	4,773

Total expenses	5,908,120	5,193,749	118,905
Less waiver and/or expense reimbursement (Note 5)	—	(133,863)	(41,899)

Net expenses	5,908,120	5,059,886	77,006

Net investment income (loss)	(3,143,939)	1,363,111	(30,254)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	52,690,019	70,231,724	1,044,486
Net change in unrealized appreciation (depreciation) on:
Investments	63,835,303	(62,941,819)	597,281

Net realized and unrealized gain on investments	116,525,322	7,289,905	1,641,767

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$113,381,383	$8,653,016	$1,611,513

See accompanying notes to financial statements.

|  28

Statements of Changes in Net Assets

	Small Cap Growth Fund		Small Cap Value Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
FROM OPERATIONS:
Net investment income (loss)	$(3,143,939)	$(5,572,322)	$1,363,111	$3,245,976
Net realized gain on investments	52,690,019	135,932,255	70,231,724	115,058,075
Net change in unrealized appreciation (depreciation) on investments	63,835,303	112,076,460	(62,941,819)	73,375,443

Net increase in net assets resulting from operations	113,381,383	242,436,393	8,653,016	191,679,494

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	—	—	(871,983)	(2,669,796)
Retail Class	—	—	—	(383,151)
Class N	—	—	(299,261)	(394,109)
Net realized capital gains
Institutional Class	(93,157,470)	—	(72,854,281)	(52,752,875)
Retail Class	(13,096,336)	—	(27,201,028)	(20,871,880)
Admin Class	—	—	(3,453,473)	(3,598,566)
Class N	(35,428,773)	—	(16,171,099)	(6,619,873)

Total distributions	(141,682,579)	—	(120,851,125)	(87,290,250)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	100,056,963	(159,223,554)	12,140,932	(55,801,811)

Net increase (decrease) in net assets	71,755,767	83,212,839	(100,057,177)	48,587,433
NET ASSETS
Beginning of the period	1,210,998,803	1,127,785,964	1,083,329,514	1,034,742,081

End of the period	$1,282,754,570	$1,210,998,803	$983,272,337	$1,083,329,514

ACCUMULATED NET INVESTMENT LOSS/DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(8,406,958)	$(5,263,019)	$(18,439)	$(210,306)

See accompanying notes to financial statements.

29  |

Statements of Changes in Net Assets – continued

	Small/Mid Cap Growth Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
FROM OPERATIONS:
Net investment income (loss)	$(30,254)	$1,597
Net realized gain on investments	1,044,486	678,497
Net change in unrealized appreciation (depreciation) on investments	597,281	2,355,415

Net increase in net assets resulting from operations	1,611,513	3,035,509

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	—	(22,881)

Total distributions	—	(22,881)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	3,653,715	(394,862)

Net increase in net assets	5,265,228	2,617,766
NET ASSETS
Beginning of the period	14,592,189	11,974,423

End of the period	$19,857,417	$14,592,189

ACCUMULATED NET INVESTMENT LOSS/DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(91,981)	$(61,727)

See accompanying notes to financial statements.

|  30

Financial Highlights

For a share outstanding throughout each period.

	Small Cap Growth Fund—Institutional Class
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013
Net asset value, beginning of the period	$27.37		$22.03	$22.22	$24.27	$26.35		$19.17

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.07)		(0.12)	(0.09)	(0.14)	(0.16	)(b)	(0.15	)(c)
Net realized and unrealized gain (loss)	2.51		5.46	1.59	1.63	(0.09)		7.33

Total from Investment Operations	2.44		5.34	1.50	1.49	(0.25)		7.18

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	—	—		—
Net realized capital gains	(3.20)		—	(1.69)	(3.54)	(1.83)		—

Total Distributions	(3.20)		—	(1.69)	(3.54)	(1.83)		—

Net asset value, end of the period	$26.61		$27.37	$22.03	$22.22	$24.27		$26.35

Total return	9.45	%(d)	24.24%	6.92%	5.78%	(1.31	)%(b)	37.45	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$780,761		$824,103	$812,383	$800,883	$852,131		$914,000
Net expenses	0.95	%(e)	0.95%	0.95%	0.94%	0.94%		0.94%
Gross expenses	0.95	%(e)	0.95%	0.95%	0.94%	0.94%		0.94%
Net investment loss	(0.52	)%(e)	(0.49)%	(0.41)%	(0.57)%	(0.63	)%(b)	(0.70	)%(c)
Portfolio turnover rate	18%		45%	56%	78%	63%		56%

(a)	Per share net Investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.17), total return would have been (1.35)% and the ratio of net investment loss to average net assets would have been (0.66)%.
(c)	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.16), total return would have been 37.40% and the ratio of net investment loss to average net assets would have been (0.75)%.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

31  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Growth Fund—Retail Class
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013
Net asset value, beginning of the period	$25.53		$20.61	$20.93	$23.10	$25.23		$18.41

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.10)		(0.16)	(0.13)	(0.19)	(0.22	)(b)	(0.20	)(c)
Net realized and unrealized gain (loss)	2.34		5.08	1.50	1.56	(0.08)		7.02

Total from Investment Operations	2.24		4.92	1.37	1.37	(0.30)		6.82

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	—	—		—
Net realized capital gains	(3.20)		—	(1.69)	(3.54)	(1.83)		—

Total Distributions	(3.20)		—	(1.69)	(3.54)	(1.83)		—

Net asset value, end of the period	$24.57		$25.53	$20.61	$20.93	$23.10		$25.23

Total return	9.34	%(d)	23.93%	6.61%	5.58%	(1.58	)%(b)	37.05	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$110,372		$107,387	$118,670	$162,906	$175,393		$211,724
Net expenses	1.20	%(e)	1.20%	1.20%	1.19%	1.21%		1.25	%(f)
Gross expenses	1.20	%(e)	1.20%	1.20%	1.19%	1.21%		1.25	%(f)
Net investment loss	(0.76	)%(e)	(0.73)%	(0.66)%	(0.82)%	(0.90	)%(b)	(0.99	)%(c)
Portfolio turnover rate	18%		45%	56%	78%	63%		56%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.23), total return would have been (1.58)% and the ratio of net investment loss to average net assets would have been (0.93)%.
(c)	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.21), total return would have been 36.99% and the ratio of net investment loss to average net assets would have been (1.05)%.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

|  32

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Growth Fund—Class N
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$27.50		$22.11	$22.27	$24.29	$26.36		$20.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.05)		(0.09)	(0.06)	(0.12)	(0.14	)(b)	(0.11)
Net realized and unrealized gain (loss)	2.52		5.48	1.59	1.64	(0.10)		6.25

Total from Investment Operations	2.47		5.39	1.53	1.52	(0.24)		6.14

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	—	—		—
Net realized capital gains	(3.20)		—	(1.69)	(3.54)	(1.83)		—

Total Distributions	(3.20)		—	(1.69)	(3.54)	(1.83)		—

Net asset value, end of the period	$26.77		$27.50	$22.11	$22.27	$24.29		$26.36

Total return	9.52	%(c)	24.38%	7.05%	5.92%	(1.27	)%(b)	30.37	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$391,622		$279,508	$196,733	$162,591	$15,080		$7,580
Net expenses	0.83	%(d)	0.82%	0.83%	0.83%	0.83%		0.83	%(d)
Gross expenses	0.83	%(d)	0.82%	0.83%	0.83%	0.83%		0.83	%(d)
Net investment loss	(0.36	)%(d)	(0.39)%	(0.29)%	(0.51)%	(0.53	)%(b)	(0.63	)%(d)
Portfolio turnover rate	18%		45%	56%	78%	63%		56%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.14), total return would have been (1.31)% and the ratio of net investment loss to average net assets would have been (0.56)%.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

33  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Institutional Class
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$37.37		$33.78	$32.19	$36.40	$37.42	$29.14

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.13	0.17	0.27	0.20	0.20
Net realized and unrealized gain (loss)	0.30		6.36	4.82	0.49	2.18	8.41

Total from Investment Operations	0.36		6.49	4.99	0.76	2.38	8.61

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)		(0.14)	(0.22)	(0.22)	(0.10)	(0.30)
Net realized capital gains	(4.25)		(2.76)	(3.18)	(4.75)	(3.30)	(0.03)

Total Distributions	(4.30)		(2.90)	(3.40)	(4.97)	(3.40)	(0.33)

Net asset value, end of the period	$33.43		$37.37	$33.78	$32.19	$36.40	$37.42

Total return(b)	0.67	%(c)	19.68%	16.75%	1.20%	6.17%	29.82%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$584,941		$665,229	$654,501	$666,107	$730,901	$733,512
Net expenses(d)	0.90	%(e)	0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses	0.93	%(e)	0.93%	0.93%	0.92%	0.91%	0.91%
Net investment income	0.32	%(e)	0.37%	0.52%	0.75%	0.53%	0.61%
Portfolio turnover rate	8%		25%	22%	22%	23%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  34

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Retail Class
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$36.83		$33.33	$31.78	$35.98	$37.03	$28.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.01		0.04	0.08	0.18	0.10	0.12
Net realized and unrealized gain (loss)	0.30		6.27	4.77	0.48	2.16	8.32

Total from Investment Operations	0.31		6.31	4.85	0.66	2.26	8.44

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.05)	(0.12)	(0.11)	(0.01)	(0.22)
Net realized capital gains	(4.25)		(2.76)	(3.18)	(4.75)	(3.30)	(0.03)

Total Distributions	(4.25)		(2.81)	(3.30)	(4.86)	(3.31)	(0.25)

Net asset value, end of the period	$32.89		$36.83	$33.33	$31.78	$35.98	$37.03

Total return(b)	0.53	%(c)	19.38%	16.47%	0.94%	5.90%	29.48%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$225,247		$251,405	$267,936	$306,360	$358,698	$403,475
Net expenses(d)	1.15	%(e)	1.15%	1.15%	1.15%	1.15%	1.15%
Gross expenses	1.18	%(e)	1.18%	1.18%	1.17%	1.20%	1.22%
Net investment income	0.07	%(e)	0.12%	0.27%	0.50%	0.28%	0.37%
Portfolio turnover rate	8%		25%	22%	22%	23%	22%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

35  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Admin Class
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$35.58		$32.31	$30.88		$35.06		$36.24	$28.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.03)		(0.04)	0.01		0.09		0.01	0.04
Net realized and unrealized gain (loss)	0.29		6.07	4.62		0.48		2.11	8.15

Total from Investment Operations	0.26		6.03	4.63		0.57		2.12	8.19

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.02)		(0.00	)(b)	—	(0.14)
Net realized capital gains	(4.25)		(2.76)	(3.18)		(4.75)		(3.30)	(0.03)

Total Distributions	(4.25)		(2.76)	(3.20)		(4.75)		(3.30)	(0.17)

Net asset value, end of the period	$31.59		$35.58	$32.31		$30.88		$35.06	$36.24

Total return(c)	0.41	%(d)	19.10%	16.19%		0.71%		5.63%	29.17%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$26,263		$30,533	$43,973		$45,762		$61,791	$74,892
Net expenses(e)	1.40	%(f)	1.40%	1.39	%(g)	1.38	%(h)	1.40%	1.40%
Gross expenses	1.43	%(f)	1.43%	1.42	%(g)	1.40	%(h)	1.51%	1.52%
Net investment income (loss)	(0.18	)%(f)	(0.11)%	0.03%		0.28%		0.02%	0.11%
Portfolio turnover rate	8%		25%	22%		22%		23%	22%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes refund of prior year service fee of 0.01%.
(h)	Includes refund of prior year service fee of 0.02%.

See accompanying notes to financial statements.

|  36

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Class N
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015		Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$37.41		$33.81	$32.22	$36.44		$37.44		$32.08

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.15	0.19	0.27		0.23		0.06
Net realized and unrealized gain (loss)	0.30		6.37	4.83	0.50		2.18		5.30

Total from Investment Operations	0.37		6.52	5.02	0.77		2.41		5.36

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.16)	(0.25)	(0.24)		(0.11)		—
Net realized capital gains	(4.25)		(2.76)	(3.18)	(4.75)		(3.30)		—

Total Distributions	(4.33)		(2.92)	(3.43)	(4.99)		(3.41)		—

Net asset value, end of the period	$33.45		$37.41	$33.81	$32.22		$36.44		$37.44

Total return	0.69	%(b)	19.78%	16.84%	1.25%		6.25	%(c)	16.71	%(b)(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$146,821		$136,162	$68,332	$38,555		$2,568		$1
Net expenses	0.84	%(d)	0.83%	0.83%	0.83	%(e)	0.85	%(f)	0.85	%(d)(f)
Gross expenses	0.84	%(d)	0.83%	0.83%	0.83	%(e)	0.89%		14.45	%(d)
Net investment income	0.39	%(d)	0.44%	0.61%	0.76%		0.60%		0.27	%(d)
Portfolio turnover rate	8%		25%	22%	22%		23%		22%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes fee/expense recovery of less than 0.01%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

37  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small/Mid Cap Growth Fund—Institutional Class
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Period Ended September 30, 2015*
Net asset value, beginning of the period	$12.31		$9.73	$9.05	$10.00

Income (loss) from Investment Operations:
Net investment income (loss)(a)	(0.02)		0.00 (b)	(0.02)	(0.01)
Net realized and unrealized gain (loss)	1.28		2.60	0.70	(0.94)

Total from Investment Operations	1.26		2.60	0.68	(0.95)

Less Distributions From:
Net investment income	—		(0.02)	—	—

Total Distributions	—		(0.02)	—	—

Net asset value, end of the period	$13.57		$12.31	$9.73	$9.05

Total return(c)	10.24	%(d)	26.74%	7.51%	(9.50	)%(d)
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$19,857		$14,592	$11,974	$9,242
Net expenses(e)	0.85	%(f)	0.85%	0.85%	0.85	%(f)
Gross expenses	1.31	%(f)	1.57%	1.75%	2.65	%(f)
Net investment income (loss)	(0.33	)%(f)	0.01%	(0.22)%	(0.53	)%(f)
Portfolio turnover rate	20%		49%	53%	14%

*	From commencement of operations on June 30, 2015 through September 30, 2015.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  38

Notes to Financial Statements

March 31, 2018 (Unaudited)

1.  Organization. Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Funds I:

Loomis Sayles Small Cap Value Fund (the “Small Cap Value Fund”)

Loomis Sayles Funds II:

Loomis Sayles Small Cap Growth Fund (the “Small Cap Growth Fund”)

Loomis Sayles Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”)

Each Fund is a diversified investment company.

Small Cap Growth Fund and Small Cap Value Fund were closed to new investors effective September 14, 2012 and September 15, 2008, respectively. Small Cap Growth Fund continues to offer Institutional Class, Retail Class and Class N shares to existing investors. Effective November 27, 2017, Small Cap Value Fund re-opened to new investors. Small Cap Value Fund offers Institutional Class, Retail Class, Admin Class and Class N shares. Small/Mid Cap Growth Fund offers Institutional Class shares.

Each share class is sold without a sales charge. Retail Class and Admin Class shares pay a Rule 12b-1 fee. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000 for Small Cap Growth Fund and Small Cap Value Fund and $1,000,000 for Small/Mid Cap Growth Fund. Certain categories of investors are exempted from the minimum investment amount for Class N and Institutional Class as outlined in the relevant Fund’s prospectus. Admin Class shares are offered exclusively through intermediaries.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class and Admin Class), and transfer agent fees are borne collectively for Institutional Class, Retail Class and Admin Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

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2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of

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bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the

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difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2018 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a

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Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as return of capital distributions received, distributions in excess of income and/or capital gain, distribution re-designations, and net operating losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to return of capital distributions received, deferred Trustees’ fees and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2017 was as follows:

	2017 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Small Cap Growth Fund	$—	$—	$—
Small Cap Value Fund	3,961,114	83,329,136	87,290,250
Small/Mid Cap Growth Fund	22,881	—	22,881

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

As of September 30, 2017, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$—	$(407,754)

Late-year ordinary and post-October capital loss deferrals*	$(5,115,753)	$(1,516,032)	$(45,842)

*

Under current tax law, net operating losses, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as

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applicable, may be deferred and treated as occurring on the first day of the following taxable year. Small Cap Growth Fund and Small/Mid Cap Growth Fund are deferring net operating losses. Small Cap Value Fund is deferring capital losses.

As of March 31, 2018, the cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
Federal tax cost	$903,831,329	$676,153,690	$15,891,434

Gross tax appreciation	$402,253,657	$342,033,026	$4,254,012
Gross tax depreciation	(13,829,396)	(32,520,569)	(240,710)

Net tax appreciation	$388,424,261	$309,512,457	$4,013,302

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.

f.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2018, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

g.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds

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may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2018, none of the Funds had loaned securities under this agreement.

h.  Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2018, at value:

Small Cap Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,242,669,038	$—	$—	$1,242,669,038
Short-Term Investments	—	49,586,552	—	49,586,552

Total	$1,242,669,038	$49,586,552	$—	$1,292,255,590

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2018, there were no transfers among Levels 1, 2 and 3.

Small Cap Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$952,945,721	$—	$—	$952,945,721
Closed-End Investment Companies	2,571,105	—	—	2,571,105
Short-Term Investments	—	30,149,321	—	30,149,321

Total	$955,516,826	$30,149,321	$—	$985,666,147

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2018, there were no transfers among Levels 1, 2 and 3.

Small/Mid Cap Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$19,311,525	$—	$—	$19,311,525
Short-Term Investments	—	593,211	—	593,211

Total	$19,311,525	$593,211	$—	$19,904,736

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2018, there were no transfers among Levels 1, 2 and 3.

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4.  Purchases and Sales of Securities. For the six months ended March 31, 2018, purchases and sales of securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Small Cap Growth Fund	$219,083,317	$259,114,744
Small Cap Value Fund	82,376,399	204,625,771
Small/Mid Cap Growth Fund	6,973,665	3,469,074

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

Fund	Percentage of Average Daily Net Assets
Small Cap Growth Fund	0.75%
Small Cap Value Fund	0.75%
Small/Mid Cap Growth Fund	0.75%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2019, may be terminated before then only with the consent of the Funds’ Board of Trustees and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/ reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2018, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	1.00%	1.25%	—	0.95%
Small Cap Value Fund	0.90%	1.15%	1.40%	0.85%
Small/Mid Cap Growth Fund	0.85%	—	—	—

Loomis Sayles shall be permitted to recover expenses it has borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such

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waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2018, the management fees for each Fund were as follows:

	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Small Cap Growth Fund	$4,720,320	$—	$4,720,320	0.75%	0.75%
Small Cap Value Fund	3,940,366	—	3,940,366	0.75%	0.75%
Small/Mid Cap Growth Fund	67,946	41,899	26,047	0.75%	0.29%

For the six months ended March 31, 2018, class-specific expenses have been reimbursed as follows:

	Reimbursement[1]
Fund	Institutional Class	Retail Class	Admin Class	Class N	Total
Small Cap Value Fund	$93,797	$35,672	$4,394	$—	$133,863

1 Waivers/expense reimbursements are subject to possible recovery until September 30, 2019.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trusts. Loomis Sayles’ general partner is indirectly owned by Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

b.  Service and Distribution Fees. Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, Small Cap Growth Fund and Small Cap Value Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”) and Small Cap Value Fund has adopted a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Retail Class Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Retail Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

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Under the Admin Class Plan, Small Cap Value Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of Small Cap Value Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2018, the service and distribution fees for each Fund were as follows:

	Service Fees	Distribution Fees
Fund	Admin Class	Retail Class	Admin Class
Small Cap Growth Fund	$—	$136,486	$—
Small Cap Value Fund	37,034	300,881	37,034

c.  Administrative Fees. Natixis Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2018, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Small Cap Growth Fund	$278,802
Small Cap Value Fund	232,727
Small/Mid Cap Growth Fund	4,013

d.  Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping,

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processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2018, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Small Cap Growth Fund	$554,906
Small Cap Value Fund	404,897
Small/Mid Cap Growth Fund	144

As of March 31, 2018, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Small Cap Growth Fund	$12,203
Small Cap Value Fund	10,220
Small/Mid Cap Growth Fund	4

Sub-transfer agent fees attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $340,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $170,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or

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she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $12,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2018, the Chairperson of the Board received a retainer fee at the annual rate of $325,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $155,000, the chairperson of the Contract Review Committee and Audit Committee each received an additional retainer fee at the annual rate of $17,500 and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $10,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

f.  Affiliated Ownership. As of March 31, 2018, Natixis and affiliates, Loomis Sayles Funded Pension Plan and Trust (“Pension Plan”) and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Funds’ net assets:

Fund	Pension Plan	Retirement Plan	Natixis	Total Affiliated Ownership
Small Cap Growth Fund	0.25%	1.55%	—	1.80%
Small Cap Value Fund	0.31%	3.04%	—	3.35%
Small/Mid Cap Growth Fund	—	14.97%	55.25%	70.22%

Investment activities of affiliated shareholders could have material impacts on the Funds.

51  |

Notes to Financial Statements – continued

March 31, 2018 (Unaudited)

6.  Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended March 31, 2018, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	$497,099	$66,764	$—	$520
Small Cap Value Fund	293,930	111,623	13,742	290
Small/Mid Cap Growth Fund	598	—	—	—

7.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds at a rate equal to the greater of the eurodollar or the federal funds rate plus 1.00%. In addition, a commitment fee of 0.15% per annum, payable on the last business day of each month, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended March 31, 2018, none of the Funds had borrowings under this agreement.

Effective April 12, 2018, the line of credit with Citibank, N.A. expired, and the Funds, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank and Trust. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

|  52

Notes to Financial Statements – continued

March 31, 2018 (Unaudited)

8.   Brokerage Commission Recapture. Each Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments in the Statements of Operations. For the six months ended March 31, 2018, amounts rebated under these agreements were as follows:

Fund	Rebates
Small Cap Growth Fund	$16,641
Small Cap Value Fund	17,330
Small/Mid Cap Growth Fund	216

Effective March 9, 2018, the brokerage commission recapture program was terminated.

9.  Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2018, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non- Affiliated Account Holders	Percentage of Non- Affiliated Ownership	Percentage of Affiliated Ownership (Note 5f)	Total Percentage of Ownership
Small Cap Growth Fund	2	34.87%	—	34.87%
Small Cap Value Fund	2	18.67%	—	18.67%
Small/Mid Cap Growth Fund	—	—	70.22%	70.22%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

53  |

Notes to Financial Statements – continued

March 31, 2018 (Unaudited)

10.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Small Cap Growth Fund
	Six Months Ended March 31, 2018		Year Ended September 30, 2017
Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	2,250,951	$60,860,326	4,034,738	$97,151,691
Issued in connection with the reinvestment of distributions	3,526,960	89,866,953	—	—
Redeemed	(6,554,124)	(175,016,242)	(10,793,297)	(256,866,078)

Net change	(776,213)	$(24,288,963)	(6,758,559)	$(159,714,387)

Retail Class
Issued from the sale of shares	524,794	$13,262,209	692,134	$15,704,343
Issued in connection with the reinvestment of distributions	555,428	13,074,766	—	—
Redeemed	(794,448)	(19,979,869)	(2,244,929)	(49,573,803)

Net change	285,774	$6,357,106	(1,552,795)	$(33,869,460)

Class N
Issued from the sale of shares	3,769,019	$101,262,479	3,855,688	$94,799,081
Issued in connection with the reinvestment of distributions	1,378,059	35,305,861	—	—
Redeemed	(684,452)	(18,579,520)	(2,588,567)	(60,438,788)

Net change	4,462,626	$117,988,820	1,267,121	$34,360,293

Increase (decrease) from capital share transactions	3,972,187	$100,056,963	(7,044,233)	$(159,223,554)

	Small Cap Value Fund
	Six Months Ended March 31, 2018		Year Ended September 30, 2017
Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,552,717	$54,666,987	3,564,958	$126,242,963
Issued in connection with the reinvestment of distributions	2,049,039	70,363,994	1,505,162	53,252,622
Redeemed	(3,905,591)	(137,618,447)	(6,645,676)	(233,677,752)

Net change	(303,835)	$(12,587,466)	(1,575,556)	$(54,182,167)

|  54

Notes to Financial Statements – continued

March 31, 2018 (Unaudited)

10.  Capital Shares – continued.

	Small Cap Value Fund – continued
	Six Months Ended March 31, 2018		Year Ended September 30, 2017
Retail Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	149,376	$5,257,671	616,632	$21,554,720
Issued in connection with the reinvestment of distributions	802,859	27,144,677	607,283	21,218,469
Redeemed	(930,407)	(33,257,889)	(2,437,522)	(85,099,728)

Net change	21,828	$(855,541)	(1,213,607)	$(42,326,539)

Admin Class
Issued from the sale of shares	123,397	$4,123,032	220,759	$7,434,300
Issued in connection with the reinvestment of distributions	78,301	2,544,008	80,992	2,738,330
Redeemed	(228,564)	(7,645,854)	(804,540)	(27,089,959)

Net change	(26,866)	$(978,814)	(502,789)	$(16,917,329)

Class N
Issued from the sale of shares	566,380	$20,733,254	1,948,540	$69,188,229
Issued in connection with the reinvestment of distributions	479,347	16,470,360	198,135	7,013,982
Redeemed	(296,708)	(10,640,861)	(527,853)	(18,577,987)

Net change	749,019	$26,562,753	1,618,822	$57,624,224

Increase (decrease) from capital share transactions	440,146	$12,140,932	(1,673,130)	$(55,801,811)

	Small/Mid Cap Growth Fund
	Six Months Ended March 31, 2018		Year Ended September 30, 2017
Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	395,934	$5,242,738	183,187	$1,981,855
Issued in connection with the reinvestment of distributions	—	—	2,259	22,881
Redeemed	(118,288)	(1,589,023)	(230,300)	(2,399,598)

Increase (decrease) from capital share transactions	277,646	$3,653,715	(44,854)	$(394,862)

55  |

Additional Information

Special Meeting of Shareholders. (Unaudited)

A special meeting of shareholders of the Trust was held on December 4, 2017 to consider a proposal to elect thirteen Trustees to the Board of Trustees. The proposal was approved by shareholders of the Trust. The results of the shareholder vote were as follows:

Loomis Sayles Funds I

Nominee	Voted “FOR”*	Withheld*
Kevin Charleston	1,046,693,133.34	15,163,366.07
Kenneth A. Drucker	1,045,641,428.27	16,215,071.15
Edmond J. English	1,046,277,137.68	15,579,361.74
David L. Giunta	1,046,496,391.62	15,360,107.79
Richard A. Goglia	1,046,269,146.27	15,587,353.15
Wendell J. Knox	1,045,976,095.92	15,880,403.49
Martin T. Meehan	1,046,154,669.52	15,701,829.89
Maureen B. Mitchell	1,047,019,476.25	14,837,023.17
Sandra O. Moose**	1,045,973,479.27	15,883,020.14
James P. Palermo	1,046,549,375.30	15,307,124.11
Erik R. Sirri	1,046,440,355.81	15,416,143.60
Peter J. Smail	1,046,053,910.90	15,802,588.52
Cynthia L. Walker	1,047,362,231.11	14,494,268.31

*	Trust-wide voting results.

**	Ms. Moose retired as a Trustee effective January 1, 2018.

Loomis Sayles Funds II

Nominee	Voted “FOR”*	Withheld*
Kevin Charleston	1,650,323,196.06	13,951,932.67
Kenneth A. Drucker	1,649,298,883.81	14,976,244.92
Edmond J. English	1,650,162,849.38	14,112,279.34
David L. Giunta	1,649,705,816.93	14,569,311.79
Richard A. Goglia	1,650,200,499.41	14,074,629.32
Wendell J. Knox	1,649,845,960.13	14,429,168.60
Martin T. Meehan	1,649,803,233.76	14,471,894.97
Maureen B. Mitchell	1,650,894,337.38	13,380,791.35
Sandra O. Moose**	1,649,617,852.02	14,657,276.71
James P. Palermo	1,650,208,171.55	14,066,957.18
Erik R. Sirri	1,649,620,219.44	14,654,909.29
Peter J. Smail	1,650,200,577.97	14,074,550.76
Cynthia L. Walker	1,651,179,641.66	13,095,487.07

*	Trust-wide voting results.

**	Ms. Moose retired as a Trustee effective January 1, 2018.

|  56

Loomis Sayles Bond Fund

Semiannual Report

March 31, 2018

Portfolio Review	1
Portfolio of Investments	5
Financial Statements	23
Notes to Financial Statements	30

LOOMIS SAYLES BOND FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Institutional Class	LSBDX
Daniel J. Fuss, CFA®, CIC	Retail Class	LSBRX
Brian P. Kennedy	Admin Class	LBFAX
Elaine M. Stokes	Class N	LSBNX

Investment Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

1  |

Average Annual Total Returns — March 31, 20182

						Expense Ratios[3]
	6 months	1 year	5 years	10 years	Life of Class N	Gross	Net

Institutional Class (Inception 5/16/91)	0.25%	4.10%	3.39%	6.00%	—%	0.66%	0.66%

Retail Class (Inception 12/31/96)	0.12	3.86	3.12	5.70	—	0.91	0.91

Admin Class (Inception 1/2/98)	-0.09	3.61	2.85	5.42	—	1.16	1.16
Class N (Inception 2/1/13)	0.21	4.18	3.43	—	3.43	0.59	0.59

Comparative Performance
Bloomberg Barclays U.S. Government/ Credit Bond Index[1]	-1.10	1.38	1.84	3.65	1.93

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays U.S. Government/Credit Bond Index is the non-securitized component of the U.S. Aggregate Index and was the first macro index launched by Barclays Capital. The U.S. Government/Credit Bond Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporates. The U.S. Government/Credit Bond Index was launched on January 1, 1979, with index history backfilled to 1973, and is a subset of the U.S. Aggregate Index.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 1/31/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense caps.

|  2

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Fund’s proxy voting policies and procedures is available without charge upon request, by calling Loomis Sayles Funds at 800-633-3330; on the Fund’s website at www.loomissayles.com, and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information about how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and the SEC’s website.

Quarterly Portfolio Schedules

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2017 through March 31, 2018. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

3  |

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles Bond Fund

Institutional Class	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	Expenses Paid During Period* 10/1/2017 – 3/31/2018
Actual	$1,000.00	$1,002.50	$3.30
Hypothetical (5% return before expenses)	$1,000.00	$1,021.64	$3.33

Retail Class
Actual	$1,000.00	$1,001.20	$4.54
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	$4.58

Admin Class
Actual	$1,000.00	$999.10	$5.78
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.84

Class N
Actual	$1,000.00	$1,002.10	$2.99
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	$3.02

*  Expenses are equal to the Fund’s annualized expense ratio: 0.66%, 0.91%, 1.16% and 0.60% for Institutional Class, Retail Class, Admin Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 71.6% of Net Assets

Non-Convertible Bonds – 66.3%

	ABS Other – 0.5%
$28,437,250	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(a)(b)(c)	$28,110,222
19,389,261	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(b)(c)(d)(e)	14,348,053
7,725,224	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(b)(c)(d)(e)	3,070,777
32,585,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(b)(c)(d)(e)(f)	—
13,655,329	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(a)(b)	12,996,985

		58,526,037

	Aerospace & Defense – 1.1%
26,680,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	26,446,550
1,510,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	1,161,786
11,844,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	11,911,037
4,055,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	4,284,513
10,576,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	11,762,416
10,821,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	13,201,620
328,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039	400,160
6,995,000	Textron Financial Corp., 3-month LIBOR + 1.735%, 3.574%, 2/15/2067, 144A(g)	6,382,937
23,658,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	35,912,126
25,941,000	TransDigm, Inc., 6.500%, 7/15/2024	26,589,525

		138,052,670

	Airlines – 0.8%
3,217,244	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	3,329,847
3,141,802	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	3,225,374
32,465,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	32,465,000
1,207	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021(c)	1,199
358,437	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	383,893
5,948,986	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	6,007,643
272,560	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	281,156
56,320,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	57,795,584
2,824,722	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	2,881,838

See accompanying notes to financial statements.

5  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Airlines – continued
$3,004,925	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	$3,045,131

		109,416,665

	Automotive – 0.5%
3,172,000	Cummins, Inc., 6.750%, 2/15/2027	3,821,686
2,611,000	Ford Motor Co., 6.500%, 8/01/2018	2,642,462
1,560,000	Ford Motor Co., 6.625%, 2/15/2028	1,790,053
1,580,000	Ford Motor Co., 7.500%, 8/01/2026	1,888,515
37,875,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	38,931,319
6,201,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	6,666,075
9,660,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	9,684,150

		65,424,260

	Banking – 5.7%
4,423,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028, 144A	4,236,779
1,600,000	Bank of America Corp., EMTN, 3-month LIBOR + 0.550%, 0.223%, 9/14/2018, (EUR)(g)	1,969,042
59,285,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	58,771,871
54,910,000	Bank of Nova Scotia (The), 2.130%, 6/15/2020, (CAD)	42,357,864
16,525,000	Bank of Nova Scotia (The), 2.462%, 3/14/2019, (CAD)	12,878,174
22,200,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(h)	24,642,000
7,340,000	Citigroup, Inc., 4.500%, 1/14/2022	7,627,294
52,380,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	39,389,934
4,045,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	4,087,477
27,405,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	21,722,985
4,065,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	4,238,575
26,445,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	26,083,974
69,375,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	50,597,824
42,630,000	Morgan Stanley, 2.500%, 1/24/2019	42,554,038
6,600,000	Morgan Stanley, 3.950%, 4/23/2027	6,426,260
47,205,000	Morgan Stanley, 4.350%, 9/08/2026	47,541,540
53,595,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	41,726,745
75,000,000	Morgan Stanley, GMTN, 5.000%, 9/30/2021, (AUD)	61,282,017
139,740,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	141,619,947
15,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	17,324,323
68,800,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	53,929,246
2,250,000	National Australia Bank Ltd., 5.000%, 3/11/2024, (AUD)	1,893,375
6,000,000	Societe Generale S.A., EMTN, (fixed rate to 6/16/2018, variable rate thereafter), 8.875%, (GBP)(h)	8,502,185

		721,403,469

See accompanying notes to financial statements.

|  6

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Brokerage – 1.3%
$3,986,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	$3,946,140
2,010,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.250%, 8/15/2024, 144A	1,983,669
29,995,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	30,332,444
19,787,000	Jefferies Group LLC, 5.125%, 4/13/2018	19,798,081
51,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	54,252,539
29,470,000	Jefferies Group LLC, 6.250%, 1/15/2036	32,043,735
22,428,000	Jefferies Group LLC, 6.450%, 6/08/2027	25,336,444

		167,693,052

	Building Materials – 0.2%
8,050,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	8,072,137
4,057,000	Masco Corp., 6.500%, 8/15/2032	4,700,563
841,000	Masco Corp., 7.125%, 3/15/2020	901,729
4,534,000	Masco Corp., 7.750%, 8/01/2029	5,740,269
6,344,000	Owens Corning, 7.000%, 12/01/2036	8,120,577

		27,535,275

	Cable Satellite – 0.7%
24,185,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	22,844,909
9,330,000	DISH DBS Corp., 5.000%, 3/15/2023	8,385,338
37,585,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	30,576,485
6,190,000	Time Warner Cable LLC, 4.500%, 9/15/2042	5,361,162
535,000	Time Warner Cable LLC, 5.875%, 11/15/2040	558,772
15,800,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	12,892,265
10,745,000	Ziggo Secured Finance BV, 5.500%, 1/15/2027, 144A	10,097,184

		90,716,115

	Chemicals – 1.5%
7,240,000	Chemours Co. (The), 6.625%, 5/15/2023	7,602,000
22,161,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	22,410,311
33,969,000	Hexion, Inc., 7.875%, 2/15/2023(a)(b)	24,712,447
11,305,000	Hexion, Inc., 9.200%, 3/15/2021(a)(b)	8,269,042
3,390,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	2,596,130
119,535,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	119,367,651
6,795,000	Methanex Corp., 5.250%, 3/01/2022	7,031,017
2,305,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	2,315,834

		194,304,432

	Construction Machinery – 0.3%
27,030,000	Toro Co. (The), 6.625%, 5/01/2037(a)(b)	31,831,332
3,280,000	United Rentals North America, Inc., 4.875%, 1/15/2028	3,165,200

		34,996,532

	Consumer Cyclical Services – 0.1%
8,919,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	9,610,222

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Consumer Products – 0.1%
$15,473,000	Avon Products, Inc., 8.950%, 3/15/2043	$13,268,097

	Diversified Manufacturing – 0.1%
11,695,000	General Electric Co., Series A, MTN, 3-month LIBOR + 0.300%, 2.022%, 5/13/2024(g)	11,142,177

	Electric – 1.4%
3,075,000	AES Corp. (The), 4.875%, 5/15/2023	3,128,813
49,372,092	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	55,731,113
64,514,424	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034(a)(b)	19,940,763
12,250,000	Dynegy, Inc., 5.875%, 6/01/2023	12,558,700
21,789,000	Dynegy, Inc., 7.625%, 11/01/2024	23,504,884
14,980,000	Dynegy, Inc., 8.125%, 1/30/2026, 144A	16,534,175
38,973,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	39,580,979
8,663,000	Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	10,787,215

		181,766,642

	Finance Companies – 3.1%
3,100,000	AGFC Capital Trust I, 3-month LIBOR + 1.750%, 3.472%, 1/15/2067, 144A(g)	1,581,000
20,395,000	iStar, Inc., 5.000%, 7/01/2019	20,459,652
1,890,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	1,922,999
2,830,000	Navient Corp., 5.875%, 10/25/2024	2,773,400
150,996(††)	Navient Corp., 6.000%, 12/15/2043	3,502,101
73,050,000	Navient Corp., MTN, 6.125%, 3/25/2024	72,776,062
27,420,000	Navient LLC, 5.500%, 1/25/2023	26,940,150
2,950,000	Navient LLC, MTN, 7.250%, 1/25/2022	3,115,938
51,024,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(a)(b)	44,646,000
64,652,000	Springleaf Finance Corp., 5.250%, 12/15/2019	65,945,040
31,410,000	Springleaf Finance Corp., 6.875%, 3/15/2025	31,527,788
36,085,000	Springleaf Finance Corp., 7.750%, 10/01/2021	39,062,012
77,845,000	Springleaf Finance Corp., 8.250%, 10/01/2023	84,072,600

		398,324,742

	Food & Beverage – 0.0%
1,500,000	Fonterra Co-operative Group Ltd., MTN, 4.500%, 6/30/2021, (AUD)	1,206,647

	Government Owned – No Guarantee – 0.7%
28,720,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	32,476,059
31,880,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	31,283,844
24,335,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	21,232,288

		84,992,191

	Healthcare – 2.1%
345,000	CHS/Community Health Systems, Inc., 5.125%, 8/01/2021	320,850

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Healthcare – continued
$4,215,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	$2,439,431
27,204,000	HCA, Inc., 7.050%, 12/01/2027	28,768,230
27,545,000	HCA, Inc., 7.500%, 11/06/2033	30,092,913
45,324,000	HCA, Inc., 8.360%, 4/15/2024	51,782,670
6,944,000	HCA, Inc., MTN, 7.580%, 9/15/2025	7,612,360
12,446,000	HCA, Inc., MTN, 7.750%, 7/15/2036	13,690,600
335,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020	354,681
13,820,000	Kindred Healthcare, Inc., 8.750%, 1/15/2023	14,614,650
1,430,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	1,404,975
38,140,000	Tenet Healthcare Corp., 5.125%, 5/01/2025, 144A	36,662,075
48,840,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	47,802,150
35,499,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	32,304,090
1,300,000	Tenet Healthcare Corp., 7.500%, 1/01/2022, 144A	1,369,875
990,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	1,032,075
690,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	700,795

		270,952,420

	Home Construction – 0.6%
363,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	375,251
16,729,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(a)(b)	15,125,358
52,605,000	PulteGroup, Inc., 6.000%, 2/15/2035	53,262,563
13,360,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	13,393,400

		82,156,572

	Independent Energy – 3.6%
1,190,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	1,155,301
2,770,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	2,658,463
37,495,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	40,494,600
7,440,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	6,956,400
6,507,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	5,726,160
18,495,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	15,088,221
11,379,000	California Resources Corp., 5.500%, 9/15/2021	8,771,047
1,709,000	California Resources Corp., 6.000%, 11/15/2024	1,044,165
62,530,000	California Resources Corp., 8.000%, 12/15/2022, 144A	49,086,050
1,835,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	1,697,375
15,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	15,450
1,940,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	2,003,050
24,610,000	Chesapeake Energy Corp., 8.000%, 1/15/2025, 144A	23,810,175
36,790,000	Chesapeake Energy Corp., 8.000%, 6/15/2027, 144A	35,134,450
19,891,000	Continental Resources, Inc., 3.800%, 6/01/2024	19,145,087
8,832,000	Continental Resources, Inc., 4.500%, 4/15/2023	8,931,360
760,000	Continental Resources, Inc., 5.000%, 9/15/2022	770,450
1,775,000	EQT Corp., 8.125%, 6/01/2019	1,879,711
2,037,000	Halcon Resources Corp., 6.750%, 2/15/2025	2,001,352

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Independent Energy – continued
$20,735,000	Lonestar Resources America, Inc., 11.250%, 1/01/2023, 144A	$20,683,162
145,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	121,075
16,830,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	13,884,750
370,000	Noble Energy, Inc., 5.625%, 5/01/2021	376,072
2,660,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	2,693,250
280,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	296,332
4,270,000	QEP Resources, Inc., 5.250%, 5/01/2023	4,110,046
16,535,000	Rex Energy Corp., 8.000%, 10/01/2020(a)(b)	4,712,475
27,050,000	Sanchez Energy Corp., 6.125%, 1/15/2023	19,729,594
12,420,000	Sanchez Energy Corp., 7.750%, 6/15/2021	11,426,400
4,915,000	SM Energy Co., 5.000%, 1/15/2024	4,558,662
9,235,000	SM Energy Co., 5.625%, 6/01/2025	8,750,162
23,842,000	SM Energy Co., 6.125%, 11/15/2022	23,842,000
395,000	SM Energy Co., 6.500%, 11/15/2021	397,469
8,080,000	SM Energy Co., 6.500%, 1/01/2023	8,019,400
9,895,000	SM Energy Co., 6.750%, 9/15/2026	9,796,050
25,060,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	23,368,450
38,670,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	39,055,927
7,005,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	7,075,891
29,360,000	Whiting Petroleum Corp., 6.625%, 1/15/2026, 144A	29,580,200

		458,846,234

	Life Insurance – 2.1%
6,212,000	American International Group, Inc., 4.875%, 6/01/2022	6,551,401
67,930,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(h)	76,081,600
1,185,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(h)	1,760,065
15,000,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	16,990,449
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	15,974,750
2,030,000	MetLife, Inc., (fixed rate to 4/08/2038, variable rate thereafter), 9.250%, 4/08/2068, 144A	2,760,800
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	74,208,240
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(a)(b)	62,359,242
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(a)(b)	15,322,937

		272,009,484

	Local Authorities – 0.9%
38,490,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	29,993,252
99,500,000	New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)	80,231,604
1,507,000	Ontario Hydro, 6.042%, 11/27/2020, (CAD)(i)	1,100,712
1,490,000	Province of Ontario Canada, 2.100%, 9/08/2018, (CAD)	1,159,525

		112,485,093

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Media Entertainment – 0.7%
164,410,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	$6,846,220
1,595,000	iHeartCommunications, Inc., 9.000%, 3/01/2021(j)	1,254,069
66,650,000	iHeartCommunications, Inc., 9.000%, 9/15/2022(j)	52,320,250
20,694,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	19,762,770
2,164,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	2,131,540
1,976,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	2,047,630

		84,362,479

	Metals & Mining – 1.1%
8,456,540	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(b)(c)(d)(j)(k)	3,383
35,180,000	ArcelorMittal, 7.000%, 3/01/2041	40,896,750
3,635,000	ArcelorMittal, 7.250%, 10/15/2039	4,298,387
3,950,000	Barrick Gold Corp., 5.800%, 11/15/2034	4,374,959
23,735,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	27,638,643
100,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	100,313
16,650,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	16,650,000
1,445,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	1,423,325
4,060,000	Freeport-McMoRan, Inc., 3.550%, 3/01/2022	3,928,050
11,965,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	9,437,988
15,555,000	United States Steel Corp., 6.650%, 6/01/2037	15,243,900
10,540,000	Worthington Industries, Inc., 6.500%, 4/15/2020	11,245,754

		135,241,452

	Midstream – 1.0%
755,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022, 144A	768,213
9,050,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	9,728,750
7,325,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	7,419,170
1,455,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	1,512,605
7,500,000	Florida Gas Transmission Co. LLC, 7.900%, 5/15/2019, 144A	7,910,788
310,000	Gibson Energy, Inc., 5.375%, 7/15/2022, 144A, (CAD)	242,723
31,400,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	33,595,410
17,922,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	17,070,705
1,158,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	1,155,105
11,555,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	11,598,331
205,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	248,050
15,845,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(h)	16,141,460
4,258,532	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	4,446,035
18,753,000	Williams Partners LP, 3.350%, 8/15/2022	18,409,610

		130,246,955

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Mortgage Related – 0.0%
$33,485	FHLMC, 5.000%, 12/01/2031	$35,876

	Natural Gas – 0.0%
190,000	NiSource, Inc., 6.800%, 1/15/2019	195,760

	Non-Agency Commercial Mortgage-Backed Securities – 0.1%
1,745,947	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.826%, 8/10/2045(l)	1,760,712
10,330,692	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	8,006,677

		9,767,389

	Oil Field Services – 1.3%
15,500,000	Ensco PLC, 7.750%, 2/01/2026	14,221,250
8,997,000	Global Marine, Inc., 7.000%, 6/01/2028	8,817,060
15,000,000	Nabors Industries, Inc., 5.100%, 9/15/2023	14,251,650
13,165,000	Noble Holding International Ltd., 7.875%, 2/01/2026, 144A	12,967,525
10,000	Precision Drilling Corp., 5.250%, 11/15/2024	9,375
10,000	Precision Drilling Corp., 6.500%, 12/15/2021	10,075
2,710,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	2,716,775
33,174,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	33,754,545
51,710,000	Transocean, Inc., 5.800%, 10/15/2022	49,641,600
43,212,000	Transocean, Inc., 6.800%, 3/15/2038	33,705,360

		170,095,215

	Packaging – 0.0%
1,705,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	1,754,019

	Paper – 1.1%
38,882,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	53,059,920
9,625,000	International Paper Co., 8.700%, 6/15/2038	13,940,150
8,214,000	WestRock MWV LLC, 7.950%, 2/15/2031	10,916,555
25,138,000	WestRock MWV LLC, 8.200%, 1/15/2030	33,862,533
4,127,000	Weyerhaeuser Co., 6.950%, 10/01/2027	5,028,405
14,035,000	Weyerhaeuser Co., 7.375%, 3/15/2032	18,537,661

		135,345,224

	Property & Casualty Insurance – 0.1%
2,000,000	Liberty Mutual Group, Inc., 3-month LIBOR + 2.905%, 5.030%, 3/07/2067, 144A(g)	1,967,500
80,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 12.982%, 1/15/2033(f)(g)	34,400
13,985,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 12.982%, 1/15/2033, 144A(f)(g)	6,013,550

		8,015,450

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Railroads – 0.0%
$63,300	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(a)(b)	$63,300

	Retailers – 1.0%
4,680,000	Dillard’s, Inc., 7.000%, 12/01/2028	5,040,500
7,182,000	Dillard’s, Inc., 7.750%, 7/15/2026	8,061,867
2,250,000	Dillard’s, Inc., 7.750%, 5/15/2027	2,562,677
4,711,000	Foot Locker, Inc., 8.500%, 1/15/2022	5,429,427
7,675,000	GameStop Corp., 5.500%, 10/01/2019, 144A	7,722,969
36,970,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	22,921,400
3,515,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	2,214,450
14,133,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	15,160,030
9,245,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	10,522,830
815,000	Nine West Holdings, Inc., 6.125%, 11/15/2034(a)(b)	81,500
24,599,000	TRU Taj LLC/TRU Taj Finance, Inc., 11.000%, 1/22/2019, 144A(a)(b)	25,489,976
24,302,000	TRU Taj LLC/TRU Taj Finance, Inc., 12.000%, 8/15/2021, 144A(a)(b)	18,773,295

		123,980,921

	Supermarkets – 1.6%
14,985,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025	12,779,208
6,795,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024	6,090,019
112,693,000	New Albertsons LP, 7.450%, 8/01/2029	90,154,400
33,814,000	New Albertsons LP, 7.750%, 6/15/2026	29,080,040
35,988,000	New Albertsons LP, 8.000%, 5/01/2031	29,510,160
13,559,000	New Albertsons LP, 8.700%, 5/01/2030	11,965,817
23,098,000	New Albertsons LP, Series C, MTN, 6.625%, 6/01/2028	17,785,460
2,705,000	Safeway, Inc., 7.250%, 2/01/2031	2,191,050
3,585,000	SUPERVALU, Inc., 6.750%, 6/01/2021	3,531,225

		203,087,379

	Supranational – 0.4%
18,525,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	15,410,393
40,000,000	Inter-American Development Bank, MTN, 6.500%, 8/20/2019, (AUD)	32,518,059

		47,928,452

	Technology – 0.8%
238,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	249,900
9,335,000	Amkor Technology, Inc., 6.375%, 10/01/2022	9,591,712
73,905,000	KLA-Tencor Corp., 4.650%, 11/01/2024	77,188,278
12,970,000	KLA-Tencor Corp., 5.650%, 11/01/2034	14,428,048
2,530,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	2,899,051

		104,356,989

	Transportation Services – 0.2%
20,994,000	APL Ltd., 8.000%, 1/15/2024(a)(b)	20,364,180

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Treasuries – 23.6%
545,500,000	Canadian Government International Bond, 0.750%, 9/01/2020, (CAD)	$412,650,945
254,495,000	Canadian Government International Bond, 1.250%, 9/01/2018, (CAD)	197,407,210
980,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(m)	1,184,649
2,040,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(m)	2,167,742
1,290,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(m)	1,395,889
310,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2037, (EUR)(m)	334,065
3,710,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(m)	3,906,362
4,825,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2039, (EUR)(m)	5,086,266
465,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2040, (EUR)(m)	488,338
6,200,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(m)	6,524,887
2,331,740,000	Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	19,676,994
5,523,835,000	Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	44,379,090
8,600,000(†††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	42,952,695
8,554,600(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	46,084,731
4,579,595(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	25,775,966
10,160,320(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	56,574,651
39,547,655(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	225,375,951
3,288,446(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	19,618,529
34,470,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	217,509,871
113,749(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	717,770
137,580,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	102,435,206
128,565,000	New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)	103,946,247
83,000,000	New Zealand Government Bond, Series 420, 3.000%, 4/15/2020, (NZD)	61,314,248
764,599,000	Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	105,174,988
1,096,778,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	145,723,107
253,010,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	77,118,831
97,345,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	32,443,812
300,000,000	U.S. Treasury Note, 0.625%, 6/30/2018	299,127,741
150,000,000	U.S. Treasury Note, 0.750%, 8/31/2018	149,296,875
600,000,000	U.S. Treasury Note, 0.750%, 9/30/2018	596,507,814

		3,002,901,470

	Wireless – 0.9%
281,500,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	14,303,545
143,600,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	7,168,728

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Wireless – continued
$53,182,000	Sprint Capital Corp., 6.875%, 11/15/2028	$49,592,215
8,400,000	Sprint Capital Corp., 8.750%, 3/15/2032	8,778,000
27,683,000	Sprint Communications, Inc., 6.000%, 11/15/2022	27,163,944
10,853,000	Sprint Corp., 7.125%, 6/15/2024	10,581,675
2,268,000	Sprint Corp., 7.250%, 9/15/2021	2,344,545

		119,932,652

	Wirelines – 5.0%
137,303,000	AT&T, Inc., 4.300%, 2/15/2030, 144A	136,518,717
5,790,000	Bell Canada, Inc., MTN, 6.550%, 5/01/2029, 144A, (CAD)	5,591,540
3,695,000	Bell Canada, Inc., MTN, 7.300%, 2/23/2032, (CAD)	3,839,777
10,946,000	Bell Canada, Inc., Series M-17, 6.100%, 3/16/2035, (CAD)	10,541,754
31,630,000	CB Escrow Corp., 8.000%, 10/15/2025, 144A	29,455,437
1,875,000	CenturyLink, Inc., 5.625%, 4/01/2025	1,692,188
11,005,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	9,959,525
7,255,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	6,250,835
1,700,000	CenturyLink, Inc., Series S, 6.450%, 6/15/2021	1,734,000
11,795,000	CenturyLink, Inc., Series W, 6.750%, 12/01/2023	11,470,637
1,440,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	1,396,800
9,614,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	8,508,390
8,735,000	Embarq Corp., 7.995%, 6/01/2036	8,232,737
24,305,000	Frontier Communications Corp., 6.875%, 1/15/2025	14,370,331
60,000	Frontier Communications Corp., 7.000%, 11/01/2025	31,566
830,000	Frontier Communications Corp., 7.125%, 1/15/2023	559,993
4,035,000	Frontier Communications Corp., 7.875%, 1/15/2027	2,098,200
410,000	Frontier Communications Corp., 9.000%, 8/15/2031	249,075
64,382,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	57,943,800
16,040,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	16,032,622
43,590,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	39,231,000
32,321,000	Qwest Corp., 6.875%, 9/15/2033	30,758,269
10,785,000	Qwest Corp., 7.250%, 9/15/2025	11,636,180
785,000	Qwest Corp., 7.250%, 10/15/2035	776,792
49,543,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	51,386,000
23,485,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	25,481,225
4,300,000	Telecom Italia SpA, EMTN, 5.875%, 5/19/2023, (GBP)	6,864,696
4,700,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	7,571,033
18,145,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	30,167,738
27,020,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	21,894,096
73,892,000	Verizon Communications, Inc., 2.450%, 11/01/2022	70,970,984
1,009,000	Windstream Services LLC/Windstream Finance Corp., 7.500%, 4/01/2023	713,686
12,552,000	Windstream Services LLC/Windstream Finance Corp., 7.750%, 10/15/2020	10,480,920

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Wirelines – continued
$3,156,000	Windstream Services LLC/Windstream Finance Corp., 8.750%, 12/15/2024, 144A	$1,871,792

		636,282,335

	Total Non-Convertible Bonds (Identified Cost $8,833,953,873)	8,438,786,525

Convertible Bonds – 3.6%

	Building Materials – 0.1%
12,454,000	KB Home, 1.375%, 2/01/2019	14,096,371

	Cable Satellite – 1.7%
45,600,000	DISH Network Corp., 2.375%, 3/15/2024	40,323,670
175,725,000	DISH Network Corp., 3.375%, 8/15/2026	169,258,320

		209,581,990

	Chemicals – 0.1%
5,934,000	RPM International, Inc., 2.250%, 12/15/2020	6,663,799

	Diversified Manufacturing – 0.1%
13,575,000	Trinity Industries, Inc., 3.875%, 6/01/2036	18,501,177

	Healthcare – 0.1%
6,420,000	Evolent Health, Inc., 2.000%, 12/01/2021	6,445,308

	Leisure – 0.3%
35,626,000	Rovi Corp., 0.500%, 3/01/2020	34,330,282

	Midstream – 0.5%
55,585,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	47,864,244
14,058,000	SM Energy Co., 1.500%, 7/01/2021	13,270,752
2,950,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	2,776,649

		63,911,645

	Pharmaceuticals – 0.0%
2,107,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	1,977,946
2,929,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	3,225,562

		5,203,508

	REITs – Mortgage – 0.1%
15,545,000	iStar, Inc., 3.125%, 9/15/2022, 144A	14,791,316

	Technology – 0.6%
13,345,000	Booking Holdings, Inc., 0.900%, 9/15/2021	16,655,895
6,672,918	Liberty Interactive LLC, 3.500%, 1/15/2031	7,342,578
25,442,000	Nuance Communications, Inc., 1.000%, 12/15/2035	24,200,939
15,123,000	Nuance Communications, Inc., 1.250%, 4/01/2025, 144A	14,958,462

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Technology – continued
$1,566,000	Nuance Communications, Inc., 1.500%, 11/01/2035	$1,595,815
15,405,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	15,738,333

		80,492,022

	Total Convertible Bonds (Identified Cost $451,581,112)	454,017,418

Municipals – 1.7%

	District of Columbia – 0.1%
5,610,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	7,795,207

	Illinois – 0.2%
25,725,000	State of Illinois, 5.100%, 6/01/2033	24,112,814

	Michigan – 0.1%
17,700,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	17,606,367

	Virginia – 1.0%
135,045,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	127,502,737

	Puerto Rico – 0.3%
85,210,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035(j)	36,214,250

	Total Municipals (Identified Cost $249,753,791)	213,231,375

	Total Bonds and Notes (Identified Cost $9,535,288,776)	9,106,035,318

Senior Loans – 0.8%

	Automotive – 0.1%
7,744,876	IBC Capital Ltd., 2nd Lien Term Loan, 3-month LIBOR + 7.000%, 9.071%, 9/09/2022(g)	7,715,833

	Chemicals – 0.4%
48,235,000	Houghton International, Inc., New 2nd Lien Term Loan, 1-month LIBOR + 8.500%, 10.377%, 12/20/2020(g)	48,235,000

	Consumer Cyclical Services – 0.1%
11,505,836	Ex-Sigma 2 LLC, 2nd Lien PIK Term Loan, 1-week LIBOR, 2.302%, 7/12/2019(b)(c)(d)(g)(n)	10,355,253

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Senior Loans – continued

	Financial Other – 0.1%
$16,475,340	DBRS Ltd., Term Loan, 3-month LIBOR + 5.250%, 7.234%, 3/04/2022(g)	$16,578,311

	Natural Gas – 0.0%
1,988,148	Southcross Holdings Borrower LP, Exit Term Loan B, PIK, 3.500%, 4/13/2023(o)	1,958,326

	Oil Field Services – 0.0%
3,743,385	Petroleum Geo-Services ASA, New Term Loan B, 3-month LIBOR + 2.500%, 4.802%, 3/19/2021(g)	3,549,215

	Retailers – 0.0%
4,357,913	Toys “R” Us Property Co. I LLC, New Term Loan B, 1-month LIBOR + 5.000%, 6.877%, 8/21/2019(a)(b)(g)(j)	3,575,057

	Technology – 0.1%
7,048,927	IQOR U.S., Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.750%, 10.445%, 4/01/2022(g)	6,759,921

	Transportation Services – 0.0%
3,794,454	OSG Bulk Ships, Inc., OBS Term Loan, 3-month LIBOR + 4.250%, 6.040%, 8/05/2019(g)	3,642,676

	Total Senior Loans (Identified Cost $112,200,238)	102,369,592

Shares

Common Stocks – 4.1%

	Aerospace & Defense – 0.3%
1,856,174	Arconic, Inc.	42,766,249

	Automobiles – 1.9%
21,480,222	Ford Motor Co.	238,000,860

	Diversified Telecommunication Services – 0.1%
307,212	Hawaiian Telcom Holdco, Inc.(f)	8,196,416

	Media – 0.0%
559,124	Dex Media, Inc.(e)(f)	4,780,510

	Oil, Gas & Consumable Fuels – 0.1%
1,033,462	Chesapeake Energy Corp.(f)	3,121,055
1,177	Frontera Energy Corp.(f)	32,898
209,391	Paragon Offshore Ltd., Litigation Units, Class A(e)(f)	223,420
299,302	Paragon Offshore Ltd., Litigation Units, Class B(e)(f)	8,829,409
2,021	Southcross Holdings Group LLC(e)(f)	—
2,021	Southcross Holdings LP, Class A(e)(f)	606,300

		12,813,082

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Bond Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Pharmaceuticals – 1.7%
3,414,069	Bristol-Myers Squibb Co.	$215,939,865

	Total Common Stocks (Identified Cost $402,675,951)	522,496,982

Preferred Stocks – 1.5%

Convertible Preferred Stocks – 1.4%

	Banking – 0.4%
25,823	Bank of America Corp., Series L, 7.250%	33,297,467
12,483	Wells Fargo & Co., Series L, Class A, 7.500%	16,103,070

		49,400,537

	Communications – 0.0%
14,923	Cincinnati Bell, Inc., Series B, 6.750%	730,033

	Energy – 0.1%
325,710	El Paso Energy Capital Trust I, 4.750%	15,393,055

	Midstream – 0.6%
257,387	Chesapeake Energy Corp., 4.500%	12,678,884
476,844	Chesapeake Energy Corp., 5.000%	25,898,590
3,044	Chesapeake Energy Corp., 5.750%	1,722,752
8,652	Chesapeake Energy Corp., 5.750%	4,942,455
39,322	Chesapeake Energy Corp., 5.750%, 144A	22,254,286
16,454	Chesapeake Energy Corp., Series A, 5.750%, 144A	9,399,347

		76,896,314

	REITs – Health Care – 0.1%
172,150	Welltower, Inc., Series I, 6.500%	9,578,426

	REITs – Mortgage – 0.2%
403,751	iStar, Inc., Series J, 4.500%	18,387,870

	Total Convertible Preferred Stocks (Identified Cost $196,153,487)	170,386,235

Non-Convertible Preferred Stocks – 0.1%

	Electric – 0.0%
2,925	Connecticut Light & Power Co. (The), 1.900%	136,744
100	Entergy Arkansas, Inc., 4.320%	9,918
5,000	Entergy Mississippi, Inc., 4.360%	506,622
50,100	Southern California Edison Co., 4.780%	1,227,445

		1,880,729

	Finance Companies – 0.0%
16,004	iStar, Inc., Series G, 7.650%	395,299

	Home Construction – 0.0%
52,867	Hovnanian Enterprises, Inc., 7.625%(f)	375,884

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Bond Fund – continued

Shares	Description	Value (†)

Preferred Stocks – continued

	REITs – Office Property – 0.0%
2,318	Highwoods Realty LP, Series A, 8.625%	$2,826,102

	REITs – Warehouse/Industrials – 0.1%
169,007	ProLogis, Inc., Series Q, 8.540%	10,962,690

	Total Non-Convertible Preferred Stocks (Identified Cost $12,167,460)	16,440,704

	Total Preferred Stocks (Identified Cost $208,320,947)	186,826,939

Closed-End Investment Companies – 0.0%
170,002	NexPoint Strategic Opportunities Fund (Identified Cost $9,807,937)	3,906,646

Principal Amount (‡)

Short-Term Investments – 20.4%
$300,000,000	Federal Home Loan Bank Discount Notes, 1.445%, 5/10/2018(p)	299,461,800
26,820,000	Federal Home Loan Bank Discount Notes, 1.560%, 5/21/2018(p)	26,757,939
148,760,000	Federal Home Loan Bank Discount Notes, 1.652%, 6/01/2018(p)	148,333,505
274,430,000	Federal National Mortgage Association Discount Notes, 1.400%-1.510%, 5/21/2018(p)(q)	273,794,969
151,000,000	Federal National Mortgage Association Discount Notes, 1.420%, 5/07/2018(p)	150,750,397
150,711,879	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2018 at 0.900% to be repurchased at $150,726,951 on 4/02/2018 collateralized by $44,520,000 U.S. Treasury Note, 1.375% due 9/30/2023 valued at $41,963,706; $110,010,000 U.S. Treasury Note, 2.750% due 11/15/2023 valued at $111,763,779 including accrued interest (Note 2 of Notes to Financial Statements)	150,711,879
105,930,000	U.S. Treasury Bills, 1.285%, 4/05/2018(p)	105,915,648
150,000,000	U.S. Treasury Bills, 1.416%, 4/19/2018(p)	149,884,276
200,000,000	U.S. Treasury Bills, 1.455%-1.456%, 5/03/2018(p)(q)	199,720,016
349,500,000	U.S. Treasury Bills, 1.565%, 5/17/2018(p)	348,782,798
351,240,000	U.S. Treasury Bills, 1.590%-1.605%, 5/31/2018(p)(q)	350,279,643
300,000,000	U.S. Treasury Bills, 1.633%, 6/07/2018(p)	299,086,029
26,000,000	U.S. Treasury Bills, 1.675%, 6/28/2018(p)	25,894,283
70,000,000	U.S. Treasury Bills, 1.683%, 6/21/2018(p)	69,736,917

	Total Short-Term Investments (Identified Cost $2,599,387,134)	2,599,110,099

	Total Investments – 98.4% (Identified Cost $12,867,680,983)	12,520,745,576
	Other assets less liabilities—1.6%	208,610,078

	Net Assets – 100.0%	$12,729,355,654

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Bond Fund – continued

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2018, the value of these securities amounted to $336,374,111 or 2.6% of net assets. See Note 2 of Notes to Financial Statements.
(b)	Illiquid security.
(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)	Fair valued by the Fund’s adviser. At March 31, 2018, the value of these securities amounted to $27,777,466 or 0.2% of net assets. See Note 2 of Notes to Financial Statements.
(e)	Securities subject to restriction on resale. At March 31, 2018, the restricted securities held by the Fund are as follows:

	Acquisition Date	Cost	Value	% of Net Assets
Dex Media, Inc.	August 12, 2016	$2,639,400	$4,780,510	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class C	December 18, 2014	19,101,306	14,348,053	0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class D	December 18, 2014	7,582,168	3,070,777	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class E	December 18, 2014	25,395,339	—	—
Paragon Offshore Ltd., Litigation Units Class A	July 18, 2017	1,451,033	223,420	Less than 0.1%
Paragon Offshore Ltd., Litigation Units Class B	July 18, 2017	28,157,326	8,829,409	0.1%
Southcross Holdings Group LLC	April 29, 2016	—	—	—
Southcross Holdings LP, Class A	April 29, 2016	2,950,992	606,300	Less than 0.1%

(f)	Non-income producing security.
(g)	Variable rate security. Rate as of March 31, 2018 is disclosed.
(h)	Perpetual bond with no specified maturity date.
(i)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(j)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(k)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(l)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2018 is disclosed.
(m)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(n)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended March 31, 2018, interest payments were made in cash.
(o)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended March 31, 2018 interest payments were made in principal.
(p)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(q)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the value of Rule 144A holdings amounted to $1,893,416,045 or 14.9% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Bond Fund – continued

FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Industry Summary at March 31, 2018 (Unaudited)

Treasuries	23.6%
Banking	6.1
Wirelines	5.0
Independent Energy	3.6
Finance Companies	3.1
Cable Satellite	2.4
Healthcare	2.2
Life Insurance	2.1
Midstream	2.1
Chemicals	2.0
Other Investments, less than 2% each	25.8
Short-Term Investments	20.4

Total Investments	98.4
Other assets less liabilities	1.6

Net Assets	100.0%

Currency Exposure Summary at March 31, 2018 (Unaudited)

United States Dollar	77.4%
Canadian Dollar	6.6
Mexican Peso	5.3
New Zealand Dollar	2.8
Australian Dollar	2.1
Other, less than 2% each	4.2

Total Investments	98.4
Other assets less liabilities	1.6

Net Assets	100.0%

See accompanying notes to financial statements.

|  22

Statement of Assets and Liabilities

March 31, 2018 (Unaudited)

ASSETS
Investments at cost	$12,867,680,983
Net unrealized depreciation	(346,935,407)

Investments at value	12,520,745,576
Cash	10,462,928
Foreign currency at value (identified cost $10,349,823)	10,308,251
Receivable for Fund shares sold	14,149,955
Receivable for securities sold	71,456,931
Dividends and interest receivable	149,675,529
Tax reclaims receivable	88,897
Prepaid expenses (Note 7)	1,601

TOTAL ASSETS	12,776,889,668

LIABILITIES
Payable for securities purchased	29,348,964
Payable for Fund shares redeemed	9,939,267
Management fees payable (Note 5)	5,675,479
Deferred Trustees’ fees (Note 5)	1,615,395
Administrative fees payable (Note 5)	486,849
Payable to distributor (Note 5d)	103,346
Other accounts payable and accrued expenses	364,714

TOTAL LIABILITIES	47,534,014

NET ASSETS	$12,729,355,654

NET ASSETS CONSIST OF:
Paid-in capital	$13,208,582,162
Distributions in excess of net investment income	(10,085,021)
Accumulated net realized loss on investments and foreign currency transactions	(141,225,581)
Net unrealized depreciation on investments and foreign currency translations	(327,915,906)

NET ASSETS	$12,729,355,654

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$9,145,324,449

Shares of beneficial interest	668,590,324

Net asset value, offering and redemption price per share	$13.68

Retail Class:
Net assets	$3,048,719,013

Shares of beneficial interest	224,052,392

Net asset value, offering and redemption price per share	$13.61

Admin Class shares:
Net assets	$130,765,426

Shares of beneficial interest	9,647,593

Net asset value, offering and redemption price per share	$13.55

Class N shares:
Net assets	$404,546,766

Shares of beneficial interest	29,611,355

Net asset value, offering and redemption price per share	$13.66

See accompanying notes to financial statements.

23  |

Statement of Operations

For the Six Months Ended March 31, 2018 (Unaudited)

INVESTMENT INCOME
Interest	$252,092,581
Dividends	18,867,704

270,960,285

Expenses
Management fees (Note 5)	34,270,340
Service and distribution fees (Note 5)	4,404,245
Administrative fees (Note 5)	2,903,707
Trustees’ fees and expenses (Note 5)	266,826
Transfer agent fees and expenses (Notes 5 and 6)	4,662,151
Audit and tax services fees	28,756
Custodian fees and expenses	327,560
Legal fees	112,886
Registration fees	167,428
Shareholder reporting expenses	480,734
Miscellaneous expenses (Note 7)	180,415

Total expenses	47,805,048

Net investment income	223,155,237

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss on:
Investments	(50,320,702)
Foreign currency transactions	(1,288,289)
Net change in unrealized appreciation (depreciation) on:
Investments	(151,311,111)
Foreign currency translations	780,166

Net realized and unrealized loss on investments and foreign currency transactions	(202,139,936)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,015,301

See accompanying notes to financial statements.

|  24

Statement of Changes in Net Assets

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
FROM OPERATIONS:
Net investment income	$223,155,237	$518,287,030
Net realized gain (loss) on investments and foreign currency transactions	(51,608,991)	400,770,167
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(150,530,945)	(134,831,498)

Net increase in net assets resulting from operations	21,015,301	784,225,699

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	(226,821,855)	(300,703,961)
Retail Class	(74,091,151)	(110,036,070)
Admin Class	(3,103,010)	(4,604,350)
Class N	(8,439,400)	(5,721,561)
Net realized capital gains
Institutional Class	(196,488,968)	(96,594,898)
Retail Class	(68,434,923)	(40,215,735)
Admin Class	(2,923,200)	(1,790,948)
Class N	(7,268,356)	(1,642,680)

Total distributions	(587,570,863)	(561,310,203)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	(380,578,446)	(1,387,086,339)

Net decrease in net assets	(947,134,008)	(1,164,170,843)
NET ASSETS
Beginning of the period	13,676,489,662	14,840,660,505

End of the period	$12,729,355,654	$13,676,489,662

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(10,085,021)	$79,215,158

See accompanying notes to financial statements.

25  |

Financial Highlights

For a share outstanding throughout each period.

	Institutional Class
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$14.28		$14.04	$13.65	$15.49	$15.09	$14.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24		0.53	0.56	0.61	0.60	0.69
Net realized and unrealized gain (loss)	(0.21)		0.28	0.62	(1.55)	0.54	0.27

Total from Investment Operations	0.03		0.81	1.18	(0.94)	1.14	0.96

LESS DISTRIBUTIONS FROM:
Net investment income	(0.34)		(0.43)	(0.29)	(0.50)	(0.67)	(0.86)
Net realized capital gains	(0.29)		(0.14)	(0.50)	(0.40)	(0.07)	—

Total Distributions	(0.63)		(0.57)	(0.79)	(0.90)	(0.74)	(0.86)

Net asset value, end of the period	$13.68		$14.28	$14.04	$13.65	$15.49	$15.09

Total return	0.25	%(b)	5.99%	9.17%	(6.37)%	7.66%	6.51%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$9,145,324		$9,785,854	$10,045,427	$12,966,991	$15,488,726	$12,997,813
Net expenses	0.66	%(c)	0.66%	0.66%	0.64%	0.63%	0.63%
Gross expenses	0.66	%(c)	0.66%	0.66%	0.64%	0.63%	0.63%
Net investment income	3.47	%(c)	3.80%	4.21%	4.17%	3.85%	4.57%
Portfolio turnover rate	4%		9%	13%	22%	26%	28%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  26

Financial Highlights – continued

For a share outstanding throughout each period.

	Retail Class
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$14.21		$13.97	$13.59	$15.43	$15.02	$14.93

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.22		0.50	0.53	0.57	0.55	0.65
Net realized and unrealized gain (loss)	(0.21)		0.28	0.61	(1.55)	0.56	0.25

Total from Investment Operations	0.01		0.78	1.14	(0.98)	1.11	0.90

LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)		(0.40)	(0.26)	(0.46)	(0.63)	(0.81)
Net realized capital gains	(0.29)		(0.14)	(0.50)	(0.40)	(0.07)	—

Total Distributions	(0.61)		(0.54)	(0.76)	(0.86)	(0.70)	(0.81)

Net asset value, end of the period	$13.61		$14.21	$13.97	$13.59	$15.43	$15.02

Total return	0.12	%(b)	5.75%	8.86%	(6.58)%	7.40%	6.15%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,048,719		$3,496,126	$4,495,997	$6,268,878	$8,627,288	$8,282,010
Net expenses	0.91	%(c)	0.91%	0.91%	0.89%	0.91%	0.92%
Gross expenses	0.91	%(c)	0.91%	0.91%	0.89%	0.91%	0.92%
Net investment income	3.22	%(c)	3.56%	3.97%	3.91%	3.58%	4.28%
Portfolio turnover rate	4%		9%	13%	22%	26%	28%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

27  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Admin Class
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$14.16		$13.92	$13.54	$15.38	$14.98	$14.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20		0.46	0.49	0.53	0.51	0.61
Net realized and unrealized gain (loss)	(0.22)		0.28	0.62	(1.55)	0.55	0.25

Total from Investment Operations	(0.02)		0.74	1.11	(1.02)	1.06	0.86

LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)		(0.36)	(0.23)	(0.42)	(0.59)	(0.77)
Net realized capital gains	(0.29)		(0.14)	(0.50)	(0.40)	(0.07)	—

Total Distributions	(0.59)		(0.50)	(0.73)	(0.82)	(0.66)	(0.77)

Net asset value, end of the period	$13.55		$14.16	$13.92	$13.54	$15.38	$14.98

Total return	(0.09	)%(b)	5.51%	8.64%	(6.89)%	7.15%	5.88%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$130,765		$170,436	$185,902	$239,088	$292,668	$272,181
Net expenses	1.16	%(c)	1.16%	1.16%	1.14%	1.17%	1.18%
Gross expenses	1.16	%(c)	1.16%	1.16%	1.14%	1.17%	1.18%
Net investment income	2.96	%(c)	3.31%	3.72%	3.67%	3.32%	4.02%
Portfolio turnover rate	4%		9%	13%	22%	26%	28%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  28

Financial Highlights – continued

For a share outstanding throughout each period.

	Class N
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$14.27		$14.02	$13.64	$15.48	$15.07		$15.33

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25		0.54	0.57	0.63	0.59		0.47
Net realized and unrealized gain (loss)	(0.23)		0.29	0.61	(1.56)	0.57		(0.25)

Total from Investment Operations	0.02		0.83	1.18	(0.93)	1.16		0.22

LESS DISTRIBUTIONS FROM:
Net investment income	(0.34)		(0.44)	(0.30)	(0.51)	(0.68)		(0.48)
Net realized capital gains	(0.29)		(0.14)	(0.50)	(0.40)	(0.07)		—

Total Distributions	(0.63)		(0.58)	(0.80)	(0.91)	(0.75)		(0.48)

Net asset value, end of the period	$13.66		$14.27	$14.02	$13.64	$15.48		$15.07

Total return	0.21	%(b)	6.14%	9.18%	(6.31)%	7.79%		1.45	%(b)(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$404,547		$224,074	$113,335	$85,042	$31,387		$241
Net expenses	0.60	%(d)	0.59%	0.58%	0.57%	0.58	%(e)	0.65	%(d)(f)
Gross expenses	0.60	%(d)	0.59%	0.58%	0.57%	0.58	%(e)	2.14	%(d)
Net investment income	3.56	%(d)	3.83%	4.28%	4.33%	3.80%		4.73	%(d)
Portfolio turnover rate	4%		9%	13%	22%	26%		28%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes fee/expense recovery of 0.01%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

29  |

NOTES TO FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

1.  Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in these financial statements pertains to Loomis Sayles Bond Fund (the “Fund”).

The Fund is a diversified investment company.

The Fund offers Institutional Class, Retail Class, Admin Class and Class N shares.

Each share class is sold without a sales charge. Retail Class and Admin Class shares pay a Rule 12b-1 fee. Admin Class shares are primarily intended for employer-sponsored retirement plans and are offered exclusively through intermediaries. Class N shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Institutional Class as outlined in the Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, and Gateway Trust (“Natixis Funds Trusts”), and Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and the Natixis ETF Trust. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class and Admin Class) and transfer agent fees are borne collectively for Institutional Class, Retail Class, and Admin Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

|  30

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2018 (Unaudited)

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from

31  |

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2018 (Unaudited)

prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of March 31, 2018, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$336,374,111	2.6%	$27,777,466	0.2%

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statement of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.

|  32

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2018 (Unaudited)

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statement of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statement of Operations, may be characterized as ordinary income and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.

During the six months ended March 31, 2018, the amount of income available to be distributed by the Fund has been reduced by $55,697,314 as a result of losses arising from changes in exchange rates.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  When-Issued and Delayed Delivery Transactions. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. No interest accrues to the Fund until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

33  |

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2018 (Unaudited)

There were no when-issued or delayed delivery securities held by the Fund as of March 31, 2018.

e.  Federal and Foreign Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of March 31, 2018 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

f.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency transactions, defaulted and/or non-income producing securities, distribution re-designations, corporate actions, contingent payment debt instruments, premium amortization, convertible bonds, paydown gains and losses, return of capital and capital gain distributions received and trust preferred securities. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to

|  34

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2018 (Unaudited)

capital accounts reported on the Statement of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization, convertible bonds, defaulted and/or non-income producing securities, return of capital distributions received, trust preferred securities, corporate actions and contingent payment debt instruments. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2017 was as follows:

2017 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$420,372,111	$140,938,092	$561,310,203

Differences between these amounts and those reported in the Statement of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

As of March 31, 2018, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

Unrealized appreciation (depreciation)
Investments	$101,905,795
Foreign currency translations	(496,872,232)

Total unrealized appreciation (depreciation)	$(394,966,437)

As of March 31, 2018, the cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

Federal tax cost	$12,934,731,514

Gross tax appreciation	$672,886,667
Gross tax depreciation	(1,086,872,605)

Net tax depreciation	$(413,985,938)

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.

Differences between these amounts and those reported in the preceding table are primarily attributable to foreign currency mark-to-market.

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NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2018 (Unaudited)

g.  Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2018, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

h.  Securities Lending. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

For the six months ended March 31, 2018, the Fund did not loan securities under this agreement.

i.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

|  36

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2018 (Unaudited)

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

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NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018, at value:

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$12,996,985	$45,529,052	(b)(d)	$58,526,037
Airlines	—	109,415,466	1,199	(e)	109,416,665
Finance Companies	3,502,101	394,822,641	—		398,324,742
Metals & Mining	—	135,238,069	3,383	(c)	135,241,452
All Other Non-Convertible Bonds(a)	—	7,737,277,629	—		7,737,277,629

Total Non-Convertible Bonds	3,502,101	8,389,750,790	45,533,634		8,438,786,525

Convertible Bonds(a)	—	454,017,418	—		454,017,418
Municipals(a)	—	213,231,375	—		213,231,375

Total Bonds and Notes	3,502,101	9,056,999,583	45,533,634		9,106,035,318

Senior Loans
Consumer Cyclical Services	—	—	10,355,253	(c)	10,355,253
All Other Senior Loans(a)	—	92,014,339	—		92,014,339

Total Senior Loans	—	92,014,339	10,355,253		102,369,592

Common Stocks
Media	—	4,780,510	—		4,780,510
Oil, Gas & Consumable Fuels	3,153,953	9,659,129	—		12,813,082
All Other Common Stocks(a)	504,903,390	—	—		504,903,390

Total Common Stocks	508,057,343	14,439,639	—		522,496,982

Preferred Stocks
Convertible Preferred Stocks
Midstream	12,678,884	64,217,430	—		76,896,314
REITs—Mortgage	—	18,387,870	—		18,387,870
All Other Convertible Preferred Stocks(a)	75,102,051	—	—		75,102,051

Total Convertible Preferred Stocks	87,780,935	82,605,300	—		170,386,235

Non-Convertible Preferred Stocks
Electric	1,227,445	653,284	—		1,880,729
REITs—Office Property	—	2,826,102	—		2,826,102
REITs—Warehouse/Industrials	—	10,962,690	—		10,962,690
All Other Non-Convertible Preferred Stocks(a)	771,183	—	—		771,183

Total Non-Convertible Preferred Stocks	1,998,628	14,442,076	—		16,440,704

Total Preferred Stocks	89,779,563	97,047,376	—		186,826,939

|  38

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2018 (Unaudited)

Asset Valuation Inputs – continued

Description	Level 1	Level 2	Level 3	Total
Closed-End Investment Companies	$3,906,646	$—	$—	$3,906,646
Short-Term Investments	—	2,599,110,099	—	2,599,110,099

Total	$605,245,653	$11,859,611,036	$55,888,887	$12,520,745,576

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices ($28,110,222) and fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($17,418,830).

(c) Fair valued by the Fund’s adviser.

(d) Includes a security fair valued at zero using Level 3 inputs.

(e) Valued using broker-dealer bid prices.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2017 and/or March 31, 2018:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Other	$43,669,109	(a)	$—	$6,362	$1,433,496	$855,095
Airlines	1,197		—	—	2	—
Chemicals	23,428,890		—	—	—	—
Metals & Mining	3,383		77,510	—	(77,510)	—
Retailers	25,551,200		—	—	—	—
Senior Loans
Consumer Cyclical Services	9,747,713		—	—	(67,504)	675,044
Common Stocks
Media	3,242,919		—	—	—	—
Oil, Gas & Consumable Fuels	10,541,427	(a)	—	(27,086,937)	32,873,257	—

Total	$116,185,838		$77,510	$(27,080,575)	$34,161,741	$1,530,139

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NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2018 (Unaudited)

Asset Valuation Inputs – continued

Investments in Securities – continued	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2018		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2018
Bonds and Notes
Non-Convertible Bonds
ABS Other	$(435,010)	$—	$—	$45,529,052	(a)	$1,434,855
Airlines	—	—	—	1,199		2
Chemicals	—	—	(23,428,890)	—		—
Metals & Mining	—	—	—	3,383		(77,510)
Retailers	—	—	(25,551,200)	—		—
Senior Loans
Consumer Cyclical Services	—	—	—	10,355,253		(67,504)
Common Stocks
Media	—	—	(3,242,919)	—		—
Oil, Gas & Consumable Fuels	(9,188,890)	—	(7,138,857)	—		—

Total	$(9,623,900)	$—	$(59,361,866)	$55,888,887		$1,289,843

(a) Includes a security fair valued at zero using Level 3 Inputs.

Debt securities valued at $23,428,890 were transferred from Level 3 to Level 2 during the period ended March 31, 2018. At September 30, 2017, these securities were valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the securities. At March 31, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $25,551,200 was transferred from Level 3 to Level 2 during the period ended March 31, 2018. At September 30, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Common stocks valued at $10,381,776 were transferred from Level 3 to Level 2 during the period ended March 31, 2018. At September 30, 2017, these securities were valued at fair value as determined in good faith by the Fund’s advisor using broker-dealer bid prices for which the inputs are unobservable to the Fund. At March 31, 2018, these securities were valued on the basis of closing bid quotations furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

|  40

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2018 (Unaudited)

All transfers are recognized as of the beginning of the reporting period.

4.  Purchases and Sales of Securities. For the six months ended March 31, 2018, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were $422,477,356 and $843,269,206, respectively. Purchases and sales of U.S. Government/Agency securities (excluding short-term investments and including paydowns) were $0 and $150,001,101, respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to the Fund. Under the terms of the management agreement, the Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:

Percentage of Average Daily Net Assets
First $3 billion	Next $12 billion	Next $10 billion	Over $25 billion
0.60%	0.50%	0.49%	0.48%

Loomis Sayles has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until January 31, 2019, may be terminated before then only with the consent of the Fund’s Board of Trustees and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to this undertaking. Waivers/reimbursements that exceed management fees payable are reflected on the Statement of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2018, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Institutional Class	Retail Class	Admin Class	Class N
0.70%	0.95%	1.20%	0.65%

Loomis Sayles shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

41  |

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2018 (Unaudited)

For the six months ended March 31, 2018, the management fees for the Fund were $34,270,340 (effective rate of 0.52% of average daily net assets).

No expenses were recovered during the six months ended March 31, 2018 under the terms of the expense limitation agreement.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

b.   Service and Distribution Fees. Natixis Distribution, L.P. (“Natixis Distribution”) which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted Distribution Plans relating to the Fund’s Retail Class shares (the “Retail Class Plan”) and Admin Class shares (the “Admin Class Plan”).

Under the Retail Class Plan, the Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Retail Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

Under the Admin Class Plan, the Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sales of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of the Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

|  42

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2018 (Unaudited)

For the six months ended March 31, 2018, the service and distribution fees for the Fund were as follows:

Service Fees	Distribution Fees
Admin Class	Retail Class	Admin Class
$182,921	$4,038,403	$182,921

c.  Administrative Fees. Natixis Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Fund and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, the Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2018, the administrative fees for the Fund were $2,903,707.

d.  Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board of Trustees, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2018, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $4,483,160.

As of March 31, 2018, the Fund owes Natixis Distribution $103,346 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).

43  |

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2018 (Unaudited)

Sub-transfer agent fees attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $340,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $170,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $12,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2018, the Chairperson of the Board received a retainer fee at the annual rate of $325,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $155,000, the chairperson of the Contract Review Committee and Audit Committee each received an additional retainer fee at the annual rate of $17,500 and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $10,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust and are normally reflected as Trustees’ fees and expenses in

|  44

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2018 (Unaudited)

the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

f.  Affiliated Ownership. As of March 31, 2018, Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of the Fund representing 0.26% of the Fund’s net assets.

Investment activities of affiliated shareholders could have material impacts on the Fund.

6.  Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended March 31, 2018, the Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

Transfer Agent Fees and Expenses
Institutional Class	Retail Class	Admin Class	Class N
$3,428,000	$1,177,925	$53,306	$2,920

7.  Line of Credit. The Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time) subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds at a rate equal to the greater of the eurodollar or the federal funds rate plus 1.00%. In addition, a commitment fee of 0.15% per annum, payable on the last business day of each month, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statement of Operations. The unamortized balance is reflected as prepaid expenses on the Statement of Assets and Liabilities.

For the six months ended March 31, 2018, the Fund had no borrowings under this agreement.

Effective April 12, 2018, the line of credit with Citibank, N.A. expired, and the Funds, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank and Trust. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment

45  |

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2018 (Unaudited)

restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

8.  Concentration of Risk. The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

9.  Capital Shares. The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2018		Year Ended September 30, 2017
Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	70,384,708	$982,134,991	140,116,763	$1,958,708,238
Issued in connection with the reinvestment of distributions	28,150,699	387,977,405	26,172,060	361,992,329
Redeemed	(115,029,191)	(1,605,005,211)	(196,734,546)	(2,741,442,227)

Net change	(16,493,784)	$(234,892,815)	(30,445,723)	$(420,741,660)

Retail Class
Issued from the sale of shares	15,361,550	$213,249,639	30,406,376	$422,446,842
Issued in connection with the reinvestment of distributions	10,217,385	140,068,654	10,735,989	147,565,410
Redeemed	(47,520,009)	(659,827,258)	(116,977,494)	(1,624,262,086)

Net change	(21,941,074)	$(306,508,965)	(75,835,129)	$(1,054,249,834)

Admin Class
Issued from the sale of shares	1,000,717	$13,837,890	2,361,177	$32,664,519
Issued in connection with the reinvestment of distributions	421,264	5,755,503	450,900	6,173,600
Redeemed	(3,812,098)	(53,124,163)	(4,129,911)	(57,113,542)

Net change	(2,390,117)	$(33,530,770)	(1,317,834)	$(18,275,423)

|  46

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2018 (Unaudited)

9.  Capital Shares – continued.

	Six Months Ended March 31, 2018		Year Ended September 30, 2017
Class N	Shares	Amount	Shares	Amount
Issued from the sale of shares	15,641,097	$218,631,960	10,822,314	$150,938,798
Issued in connection with the reinvestment of distributions	1,141,988	15,706,866	530,086	7,343,290
Redeemed	(2,874,995)	(39,984,722)	(3,730,740)	(52,101,510)

Net change	13,908,090	$194,354,104	7,621,660	$106,180,578

Increase (decrease) from capital share transactions	(26,916,885)	$(380,578,446)	(99,977,026)	$(1,387,086,339)

47  |

Additional Information

Special Meeting of Shareholders. (Unaudited)

A special meeting of shareholders of the Trust was held on December 4, 2017 to consider a proposal to elect thirteen Trustees to the Board of Trustees. The proposal was approved by shareholders of the Trust. The results of the shareholder vote were as follows:

Loomis Sayles Funds I

Nominee	Voted “FOR”*	Withheld*
Kevin Charleston	1,046,693,133.34	15,163,366.07
Kenneth A. Drucker	1,045,641,428.27	16,215,071.15
Edmond J. English	1,046,277,137.68	15,579,361.74
David L. Giunta	1,046,496,391.62	15,360,107.79
Richard A. Goglia	1,046,269,146.27	15,587,353.15
Wendell J. Knox	1,045,976,095.92	15,880,403.49
Martin T. Meehan	1,046,154,669.52	15,701,829.89
Maureen B. Mitchell	1,047,019,476.25	14,837,023.17
Sandra O. Moose**	1,045,973,479.27	15,883,020.14
James P. Palermo	1,046,549,375.30	15,307,124.11
Erik R. Sirri	1,046,440,355.81	15,416,143.60
Peter J. Smail	1,046,053,910.90	15,802,588.52
Cynthia L. Walker	1,047,362,231.11	14,494,268.31

*	Trust-wide voting results.
**	Ms. Moose retired as a Trustee effective January 1, 2018.

|  48

Semiannual Report

March 31, 2018

Loomis Sayles High Income Fund

Loomis Sayles Intermediate Duration Bond Fund

Loomis Sayles Limited Term Government and Agency Fund

LOOMIS SAYLES HIGH INCOME FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Class A NEFHX
Elaine M. Stokes	Class C NEHCX
Loomis, Sayles & Company, L.P.	Class N LSHNX
Class Y NEHYX

Investment Goal

The Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return.

1  |

Average Annual Total Returns — March 31, 20183

						Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 2/29/08)
NAV	-0.15%	3.70%	4.15%	6.88%	—%	0.90%	0.80%

Class A (Inception 2/22/84)
NAV	-0.28	3.43	3.91	6.62	—	1.15	1.05
With 4.25% Maximum Sales Charge	-4.44	-0.95	3.03	6.17	—

Class C (Inception 3/2/98)
NAV	-0.66	2.64	3.12	5.84	—	1.90	1.80
With CDSC[1]	-1.64	1.65	3.12	5.84	—

Class N (Inception 11/30/16)
NAV	0.10	3.99	—	—	6.76	31.73	0.75

Comparative Performance
Bloomberg Barclays U.S. Corporate High-Yield Bond Index[2]	-0.39	3.78	4.99	8.27	4.26

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2	The Bloomberg Barclays U.S. Corporate High-Yield Bond Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB /BB or below, excluding emerging market debt. The Bloomberg Barclays U.S. Corporate High-Yield Bond Index was created in 1986, with history backfilled to July 1, 1983, and rolls up into the Bloomberg Barclays U.S. Universal and Global High-Yield Indices.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 1/31/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

|  2

LOOMIS SAYLES INTERMEDIATE DURATION BOND FUND

Managers	Symbols
Christopher T. Harms	Class A LSDRX
Clifton V. Rowe, CFA®	Class C LSCDX
Kurt L. Wagner, CFA®, CIC	Class Y LSDIX

Investment Goal

The Fund’s investment objective is above-average total return through a combination of current income and capital appreciation.

3  |

Average Annual Total Returns — March 31, 20184,5

					Expense Ratios[6]
	6 Months	1 Year	5 Years	10 Years	Gross	Net

Class Y (Inception 1/28/98)[1]
NAV	-1.06%	0.72%	1.67%	4.12%	0.47%	0.40%

Class A (Inception 5/28/10)[1]
NAV	-1.09	0.46	1.41	3.86	0.72	0.65
With 4.25% Maximum Sales Charge	-5.32	-3.77	0.53	3.41

Class C (Inception 8/31/16)[1]
NAV	-1.55	-0.29	0.63	2.95	1.48	1.40
With CDSC[2]	-2.53	-1.27	0.63	2.95

Comparative Performance
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index[3]	-1.18	0.35	1.25	2.92

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Effective August 31, 2016, the Fund’s Retail Class shares and Institutional Class shares were redesignated as Class A shares and Class Y shares, respectively. Accordingly, the returns shown in the table for Class A shares prior to August 31, 2016 are those of Retail Class shares, restated to reflect the sales loads of Class A shares, and the returns in the table for Class Y shares prior to August 31, 2016 are those of Institutional Class shares. Prior to the inception of Retail Class shares (May 28, 2010), performance is that of Institutional Class shares, restated to reflect the higher net expenses and sales loads of Class A shares. Prior to the inception of Class C shares (August 31, 2016), performance is that of Retail Class shares, restated to reflect the higher net expenses and sales loads of Class C shares.

2	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

3	The Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index includes securities in the intermediate maturity range with in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

4	The Fund revised its investment strategy on May 28, 2010; performance may have been different had the current investment strategy been in place for all periods shown.

5	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

6	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 1/31/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

|  4

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

Managers	Symbols
Christopher T. Harms	Class A NEFLX
Clifton V. Rowe, CFA®	Class C NECLX
Kurt L. Wagner, CFA®, CIC	Class N LGANX
Loomis, Sayles & Company, L.P.	Class Y NELYX

Investment Goal

The Fund seeks a high current return consistent with preservation of capital.

5  |

Average Annual Total Returns — March 31, 20183

						Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 3/31/94)
NAV	-0.26%	0.51%	0.69%	2.59%	—%	0.55%	0.55%

Class A (Inception 1/3/89)
NAV	-0.39	0.17	0.42	2.32	—	0.80	0.80
With 2.25% Maximum Sales Charge	-2.62	-2.07	-0.03	2.09	—

Class C (Inception 12/30/94)
NAV	-0.76	-0.58	-0.33	1.57	—	1.55	1.55
With CDSC[1]	-1.75	-1.56	-0.33	1.57	—

Class N (Inception 2/1/17)
NAV	-0.22	0.60	—	—	0.78	0.50	0.47

Comparative Performance
Bloomberg Barclays U.S. 1-5 Year Government Bond Index[2]	-0.79	-0.09	0.63	1.66	0.12

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2	The Bloomberg Barclays U.S. 1-5 Year Government Bond Index is a subindex of the Bloomberg Barclays U.S. Government Index, which is composed of the Bloomberg Barclays U.S. Treasury and U.S. Agency Indices. The Bloomberg Barclays U.S. Government Index includes Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Bloomberg Barclays U.S. Government Index is a component of the Bloomberg Barclays U.S. Government/Credit Index and the Bloomberg Barclays U.S. Aggregate Index.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 1/31/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

|  6

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

7  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectuses. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2017 through March 31, 2018. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

|  8

LOOMIS SAYLES HIGH INCOME FUND	BEGINNING ACCOUNT VALUE 10/1/2017	ENDING ACCOUNT VALUE 3/31/2018	EXPENSES PAID DURING PERIOD* 10/1/2017 – 3/31/2018
Class A
Actual	$1,000.00	$997.20	$5.23
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.29
Class C
Actual	$1,000.00	$993.40	$8.95
Hypothetical (5% return before expenses)	$1,000.00	$1,015.96	$9.05
Class N
Actual	$1,000.00	$1,001.00	$3.74
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78
Class Y
Actual	$1,000.00	$998.50	$3.99
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.05%, 1.80%, 0.75% and 0.80% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

LOOMIS SAYLES INTERMEDIATE DURATION BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2017	ENDING ACCOUNT VALUE 3/31/2018	EXPENSES PAID DURING PERIOD* 10/1/2017 – 3/31/2018
Class A
Actual	$1,000.00	$989.10	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	$3.28
Class C
Actual	$1,000.00	$984.50	$6.93
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.04
Class Y
Actual	$1,000.00	$989.40	$1.98
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.02

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.65%, 1.40% and 0.40% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

9  |

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND	BEGINNING ACCOUNT VALUE 10/1/2017	ENDING ACCOUNT VALUE 3/31/2018	EXPENSES PAID DURING PERIOD* 10/1/2017 – 3/31/2018
Class A
Actual	$1,000.00	$996.10	$3.98
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03
Class C
Actual	$1,000.00	$992.40	$7.70
Hypothetical (5% return before expenses)	$1,000.00	$1,017.20	$7.80
Class N
Actual	$1,000.00	$997.80	$2.34
Hypothetical (5% return before expenses)	$1,000.00	$1,022.59	$2.37
Class Y
Actual	$1,000.00	$997.40	$2.74
Hypothetical (5% return before expenses)	$1,000.00	$1,022.19	$2.77

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio: 0.80%, 1.55%, 0.47% and 0.55% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

|  10

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 92.0% of Net Assets
Non-Convertible Bonds — 81.6%
	ABS Home Equity — 1.3%
$93,222	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	$95,036
102,977	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	108,192
83,002	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034	84,701
28,569	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB7, Class 2A, 3.806%, 11/20/2035(a)	26,383
203,372	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.330%, 2.138%, 9/19/2045(b)	165,710
305,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 1-month LIBOR + 3.300%, 5.172%, 10/25/2027(b)(c)	339,520
125,082	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.968%, 7/19/2035(a)	119,914
246,266	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 3.495%, 3/25/2035(a)	242,966
259,992	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 4A1, 3.160%, 3/25/2035(a)	243,367
100,000	RCO Mortgage LLC, Series 2017-1, Class A2, 5.125%, 8/25/2022, 144A(a)	100,074
470,000	VOLT LVI LLC, Series 2017-NPL3, Class A2, 5.875%, 3/25/2047, 144A(a)	470,096
220,000	VOLT XL LLC, Series 2015-NP14, Class A2, 4.875%, 11/27/2045, 144A(a)	220,003

		2,215,962

	ABS Other — 0.3%
224,562	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(a)	223,045
248,472	Wave LLC, Series 2017-1A, Class B, 5.682%, 11/15/2042, 144A(d)	249,093

		472,138

	Aerospace & Defense — 1.2%
95,000	Engility Corp., 8.875%, 9/01/2024	98,771
638,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	709,571
383,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	467,260
845,000	TransDigm, Inc., 6.500%, 7/15/2024	866,125

		2,141,727

	Airlines — 0.4%
535,000	Latam Finance Ltd., 6.875%, 4/11/2024, 144A	559,744
43,850	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	44,737
44,323	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	44,916

		649,397

	Automotive — 1.1%
680,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	640,900
195,000	Allison Transmission, Inc., 5.000%, 10/01/2024, 144A	193,294

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Automotive — continued
$285,000	Dana Financing Luxembourg S.a.r.l., 5.750%, 4/15/2025, 144A	$290,344
115,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	111,837
240,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/2023	241,500
420,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	421,050

		1,898,925

	Banking — 4.8%
1,985,000	Ally Financial, Inc., 4.625%, 3/30/2025	1,960,187
485,000	Ally Financial, Inc., 5.750%, 11/20/2025	499,695
6,605,000	Banco Hipotecario S.A., Argentina Deposit Rates Badlar Private Banks + 2.500%, 23.708%, 1/12/2020, 144A, (ARS)(b)	321,857
6,270,000	Banco Hipotecario S.A., Argentina Deposit Rates Badlar Private Banks + 4.000%, 26.771%, 11/07/2022, 144A, (ARS)(b)	313,715
8,775,000	Banco Macro S.A., 17.500%, 5/08/2022, 144A, (ARS)	412,708
7,075,000	Banco Supervielle S.A., Argentina Deposit Rates Badlar Private Banks + 4.500%, 27.271%, 8/09/2020, 144A, (ARS)(b)	343,711
1,280,000	Barclays PLC, 5.200%, 5/12/2026(c)	1,290,295
1,195,000	Commerzbank AG, 8.125%, 9/19/2023, 144A	1,391,972
400,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	369,844
470,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	463,584
895,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	898,191

		8,265,759

	Brokerage — 0.3%
535,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	529,650

	Building Materials — 1.5%
610,000	Beacon Escrow Corp., 4.875%, 11/01/2025, 144A	581,025
230,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	235,865
350,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	385,595
420,000	James Hardie International Finance Ltd., 4.750%, 1/15/2025, 144A	411,600
445,000	James Hardie International Finance Ltd., 5.000%, 1/15/2028, 144A	431,650
130,000	Jeld-Wen, Inc., 4.625%, 12/15/2025, 144A	123,825
160,000	Jeld-Wen, Inc., 4.875%, 12/15/2027, 144A	151,200
50,000	Masco Corp., 6.500%, 8/15/2032	57,932
180,000	U.S. Concrete, Inc., 6.375%, 6/01/2024	186,750

		2,565,442

	Cable Satellite — 5.0%
795,000	Altice Financing S.A., 6.625%, 2/15/2023, 144A	787,050
475,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	478,087
625,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	625,781
15,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	15,225
865,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 2/15/2026, 144A	860,684
1,360,000	CSC Holdings LLC, 5.500%, 4/15/2027, 144A	1,302,200
75,000	CSC Holdings LLC, 6.750%, 11/15/2021	78,094
355,000	Sirius XM Radio, Inc., 5.000%, 8/01/2027, 144A	333,700

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Cable Satellite — continued
$800,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.500%, 3/01/2028, 144A	$762,104
1,485,000	Unitymedia GmbH, 6.125%, 1/15/2025, 144A	1,557,394
265,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	262,350
485,000	Virgin Media Finance PLC, 6.375%, 4/15/2023, 144A	492,275
375,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	365,625
840,000	Ziggo Secured Finance BV, 5.500%, 1/15/2027, 144A	789,356

		8,709,925

	Chemicals — 0.9%
1,510,000	Hercules LLC, 6.500%, 6/30/2029(e)(f)	1,530,763

	Construction Machinery — 1.1%
225,000	Ashtead Capital, Inc., 4.125%, 8/15/2025, 144A	216,000
235,000	Ashtead Capital, Inc., 4.375%, 8/15/2027, 144A	223,250
615,000	United Rentals North America, Inc., 4.625%, 10/15/2025	598,087
15,000	United Rentals North America, Inc., 5.500%, 5/15/2027	15,113
800,000	United Rentals North America, Inc., 5.750%, 11/15/2024	832,840

		1,885,290

	Consumer Cyclical Services — 0.3%
235,000	IHS Markit Ltd., 4.000%, 3/01/2026, 144A	225,600
350,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	377,125

		602,725

	Consumer Products — 0.5%
790,000	Coty, Inc., 6.500%, 4/15/2026, 144A	793,950

	Electric — 1.6%
125,000	AES Corp., 5.125%, 9/01/2027	127,187
479,000	AES Corp. (The), 5.500%, 4/15/2025	496,196
150,000	AES Corp. (The), 6.000%, 5/15/2026	157,875
808,000,000	Empresas Publicas de Medellin ESP, 8.375%, 11/08/2027, 144A, (COP)	296,944
1,502,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	1,779,870

		2,858,072

	Environmental — 0.1%
100,000	GFL Environmental, Inc., 5.625%, 5/01/2022, 144A	100,000
95,000	GFL Environmental, Inc., 9.875%, 2/01/2021, 144A	100,225

		200,225

	Finance Companies — 3.3%
1,055,000	Aircastle Ltd., 4.125%, 5/01/2024	1,033,900
515,000	Aircastle Ltd., 5.500%, 2/15/2022	536,887
120,000	CIT Group, Inc., 4.125%, 3/09/2021	120,600
120,000	iStar, Inc., 4.625%, 9/15/2020	120,150
505,000	iStar, Inc., 5.000%, 7/01/2019	506,601
395,000	iStar, Inc., 5.250%, 9/15/2022	382,163
720,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	682,200

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Finance Companies — continued
$255,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	$259,452
315,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	316,181
620,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	579,700
710,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	708,225
405,000	Unifin Financiera SAB de CV SOFOM ENR, 7.250%, 9/27/2023, 144A	412,691

		5,658,750

	Financial Other — 0.4%
565,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp, 6.000%, 8/01/2020	576,300
180,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	180,450

		756,750

	Food & Beverage — 2.1%
200,000	BRF GmbH, 4.350%, 9/29/2026, 144A	173,160
840,000	Cosan Luxembourg S.A., 7.000%, 1/20/2027, 144A	893,416
330,000	JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	307,725
255,000	JBS USA LUX S.A./JBS USA Finance, Inc., 7.250%, 6/01/2021, 144A	256,912
385,000	Marfrig Holdings Europe BV, Class B, 8.000%, 6/08/2023, 144A	386,686
280,000	Pilgrim’s Pride Corp., 5.750%, 3/15/2025, 144A	271,911
540,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	508,842
830,000	Post Holdings, Inc., 5.750%, 3/01/2027, 144A	825,850

		3,624,502

	Gaming — 0.9%
175,000	Boyd Gaming Corp., 6.375%, 4/01/2026	182,457
375,000	GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	380,625
210,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.500%, 1/15/2028	196,938
725,000	MGM Resorts International, 6.000%, 3/15/2023	761,250

		1,521,270

	Government Owned – No Guarantee — 2.7%
740,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	645,650
175,000	Petrobras Global Finance BV, 5.750%, 2/01/2029	169,335
755,000	Petrobras Global Finance BV, 5.999%, 1/27/2028, 144A	747,450
50,000	Petrobras Global Finance BV, 6.750%, 1/27/2041	48,750
160,000	Petrobras Global Finance BV, 6.875%, 1/20/2040	157,360
405,000	Petrobras Global Finance BV, 7.250%, 3/17/2044	413,100
160,521(††)	Petroleos Mexicanos, 7.190%, 9/12/2024, 144A, (MXN)(c)	796,071
129,850(††)	Petroleos Mexicanos, 7.470%, 11/12/2026, (MXN)(c)	632,123
710,000	YPF S.A., 6.950%, 7/21/2027, 144A	712,911
510,000	YPF S.A., Argentina Deposit Rates Badlar Private Banks + 4.000%, 27.125%, 7/07/2020, 144A(b)	391,024

		4,713,774

	Health Insurance — 0.2%
365,000	Centene Corp., 6.125%, 2/15/2024	379,856

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Healthcare — 4.5%
$155,000	HCA, Inc., 4.500%, 2/15/2027	$149,575
25,000	HCA, Inc., 5.250%, 4/15/2025	25,555
90,000	HCA, Inc., 5.250%, 6/15/2026	91,170
260,000	HCA, Inc., 5.375%, 2/01/2025	260,650
170,000	HCA, Inc., 7.050%, 12/01/2027	179,775
655,000	HCA, Inc., 7.500%, 12/15/2023	718,862
145,000	HCA, Inc., 7.500%, 11/06/2033	158,413
590,000	HCA, Inc., 7.690%, 6/15/2025	650,475
480,000	HCA, Inc., 8.360%, 4/15/2024	548,400
820,000	HCA, Inc., MTN, 7.580%, 9/15/2025	898,925
515,000	HCA, Inc., MTN, 7.750%, 7/15/2036	566,500
275,000	Hologic, Inc., 4.375%, 10/15/2025, 144A	265,375
315,000	Hologic, Inc., 4.625%, 2/01/2028, 144A	302,400
390,000	Polaris Intermediate Corp., PIK, 8.500%, 12/01/2022, 144A(g)	397,804
200,000	Quintiles IMS, Inc., 5.000%, 10/15/2026, 144A	199,272
960,000	Surgery Center Holdings, Inc., 6.750%, 7/01/2025, 144A	931,200
390,000	Tenet Healthcare Corp., 5.125%, 5/01/2025, 144A	374,888
180,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	163,800
830,000	Tenet Healthcare Corp., 7.500%, 1/01/2022, 144A	874,612

		7,757,651

	Home Construction — 2.0%
1,200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(d)(f)(h)(i)	12
750,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(e)(f)	678,105
800,000	Lennar Corp., 4.750%, 5/30/2025	788,000
1,130,000	PulteGroup, Inc., 5.500%, 3/01/2026	1,164,465
915,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	917,287

		3,547,869

	Independent Energy — 8.2%
460,000	Aker BP ASA, 5.875%, 3/31/2025, 144A	465,750
335,000	Aker BP ASA, 6.000%, 7/01/2022, 144A	345,888
310,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	334,800
685,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	602,800
90,000	California Resources Corp., 5.500%, 9/15/2021	69,373
41,000	California Resources Corp., 6.000%, 11/15/2024	25,050
460,000	California Resources Corp., 8.000%, 12/15/2022, 144A	361,100
140,000	Callon Petroleum Co., 6.125%, 10/01/2024	143,192
153,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	141,525
8,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	7,210
13,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	13,065
34,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	35,020
795,000	CNX Resources Corp., 5.875%, 4/15/2022	799,969
645,000	Continental Resources, Inc., 3.800%, 6/01/2024	620,812
235,000	Continental Resources, Inc., 4.500%, 4/15/2023	237,644
470,000	Continental Resources, Inc., 5.000%, 9/15/2022	476,462
690,000	Eclipse Resources Corp., 8.875%, 7/15/2023	651,187

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Independent Energy — continued
$595,000	Gulfport Energy Corp., 6.375%, 5/15/2025	$569,712
265,000	Gulfport Energy Corp., 6.375%, 1/15/2026	251,750
202,000	Halcon Resources Corp., 6.750%, 2/15/2025	198,465
145,000	Matador Resources Co., 6.875%, 4/15/2023	150,800
410,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	342,350
600,000	MEG Energy Corp., 6.500%, 1/15/2025, 144A	582,000
585,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	482,625
185,000	Newfield Exploration Co., 5.625%, 7/01/2024	195,175
625,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	633,900
100,000	PDC Energy, Inc., 6.125%, 9/15/2024	102,000
445,000	QEP Resources, Inc., 5.375%, 10/01/2022	444,444
1,150,000	Rex Energy Corp., 8.000%, 10/01/2020(e)(f)	327,750
565,000	RSP Permian, Inc., 6.625%, 10/01/2022	590,419
330,000	Sanchez Energy Corp., 6.125%, 1/15/2023	240,694
755,000	Sanchez Energy Corp., 7.250%, 2/15/2023, 144A	758,775
325,000	Seven Generations Energy Ltd., 5.375%, 9/30/2025, 144A	310,375
920,000	SM Energy Co., 5.000%, 1/15/2024	853,300
35,000	SM Energy Co., 6.125%, 11/15/2022	35,000
60,000	SM Energy Co., 6.500%, 1/01/2023	59,550
190,000	SM Energy Co., 6.750%, 9/15/2026	188,100
395,000	Southwestern Energy Co., 6.700%, 1/23/2025	383,348
285,000	Southwestern Energy Co., 7.500%, 4/01/2026	287,850
405,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	409,042
50,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	50,506
355,000	Whiting Petroleum Corp., 6.625%, 1/15/2026, 144A	357,663

		14,136,440

	Integrated Energy — 0.1%
200,000	Geopark Ltd., 6.500%, 9/21/2024, 144A	200,108

	Leisure — 0.2%
85,000	Boyne USA, Inc., 7.250%, 5/01/2025, 144A	87,231
230,000	Constellation Merger Sub, Inc., 8.500%, 9/15/2025, 144A	222,525

		309,756

	Life Insurance — 0.2%
340,000	CNO Financial Group, Inc., 5.250%, 5/30/2025	338,300

	Local Authorities — 0.4%
325,000	Provincia de Buenos Aires, 6.500%, 2/15/2023, 144A	332,862
270,000	Provincia de Buenos Aires, 7.875%, 6/15/2027, 144A	280,125
2,390,000	Provincia de Buenos Aires, Argentina Deposit Rates Badlar Private Banks + 3.830%, 26.832%, 5/31/2022, (ARS)(b)	122,865

		735,852

	Lodging — 0.9%
150,000	Hilton Domestic Operating Co., Inc., 4.250%, 9/01/2024	145,500
755,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.625%, 4/01/2025	754,056

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Lodging — continued
$705,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.875%, 4/01/2027	$697,069

		1,596,625

	Media Entertainment — 2.7%
890,000	AMC Networks, Inc., 4.750%, 8/01/2025	857,631
1,155,000	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/2022	1,178,908
1,305,000	Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3/15/2020	1,303,369
160,000	Match Group, Inc., 5.000%, 12/15/2027, 144A	157,600
395,000	Meredith Corp., 6.875%, 2/01/2026, 144A	405,369
890,000	Netflix, Inc., 4.875%, 4/15/2028, 144A	855,824

		4,758,701

	Metals & Mining — 2.2%
610,000	ArcelorMittal, 7.000%, 3/01/2041	709,125
400,000	First Quantum Minerals Ltd., 6.500%, 3/01/2024, 144A	379,500
145,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	145,453
270,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	270,000
1,375,000	Freeport-McMoRan, Inc., 4.550%, 11/14/2024	1,350,938
400,000	Gerdau Trade, Inc., 4.875%, 10/24/2027, 144A	394,932
245,000	Glencore Finance Canada Ltd., 5.550%, 10/25/2042, 144A	258,237
80,000	Vale Overseas Ltd., 6.875%, 11/10/2039	94,800
190,000	Vale S.A., 5.625%, 9/11/2042	200,545

		3,803,530

	Midstream — 3.4%
435,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	431,737
1,265,000	Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/2026, 144A	1,242,862
570,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019	570,331
200,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	190,500
135,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	134,663
405,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	406,519
165,000	NGPL PipeCo LLC, 4.375%, 8/15/2022, 144A	163,969
700,000	NGPL PipeCo LLC, 4.875%, 8/15/2027, 144A	689,500
385,000	SemGroup Corp./Rose Rock Finance Corp., 5.625%, 7/15/2022	373,450
935,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.500%, 8/15/2022	911,625
95,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	91,200
640,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	644,800

		5,851,156

	Non-Agency Commercial Mortgage-Backed Securities — 0.8%
1,020,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	910,604
264,395	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.826%, 8/10/2045(a)	266,631

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$25,103	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049(a)	$25,172
125,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.826%, 6/15/2045, 144A(a)	101,184

		1,303,591

	Oil Field Services — 1.1%
430,000	Ensco PLC, 5.750%, 10/01/2044	291,325
160,000	Noble Holding International Ltd., 5.250%, 3/15/2042	99,200
160,000	Noble Holding International Ltd., 6.050%, 3/01/2041	104,800
420,000	Noble Holding International Ltd., 7.750%, 1/15/2024	389,550
530,000	Noble Holding International Ltd., 7.875%, 2/01/2026, 144A	522,050
35,000	Parker Drilling Co., 6.750%, 7/15/2022	27,334
105,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	105,262
252,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	256,410
175,000	Transocean, Inc., 7.500%, 1/15/2026, 144A	172,375

		1,968,306

	Packaging — 1.7%
200,000	ARD Finance S.A., PIK, 7.125%, 9/15/2023(g)	207,250
395,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 4.625%, 5/15/2023, 144A	396,481
200,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.250%, 5/15/2024, 144A	212,750
665,000	Ball Corp., 4.875%, 3/15/2026	666,729
610,000	Berry Global, Inc., 4.500%, 2/15/2026, 144A	577,213
350,000	Crown Americas LLC/Crown Americas Capital Corp., 4.750%, 2/01/2026, 144A	338,625
600,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	617,250

		3,016,298

	Paper — 0.4%
440,000	Klabin Finance S.A., 4.875%, 9/19/2027, 144A	422,950
210,000	Suzano Austria GmbH, 5.750%, 7/14/2026, 144A	220,521

		643,471

	Pharmaceuticals — 1.1%
280,000	Catalent Pharma Solutions, Inc., 4.875%, 1/15/2026, 144A	273,000
200,000	Endo Dac/Endo Finance LLC/Endo Finance, Inc., 5.875%, 10/15/2024, 144A	197,000
380,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	279,458
265,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	231,875
85,000	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/2021, 144A	81,175
990,000	Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/2023, 144A	873,665

		1,936,173

	Property & Casualty Insurance — 1.3%
435,000	Ardonagh Midco 3 PLC, 8.375%, 7/15/2023, 144A, (GBP)	625,319
820,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	846,322

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Property & Casualty Insurance — continued
$786,000	HUB International Ltd., 7.875%, 10/01/2021, 144A	$813,510

		2,285,151

	Refining — 0.4%
635,000	Parkland Fuel Corp., 6.000%, 4/01/2026, 144A	638,175

	Restaurants — 0.5%
890,000	1011778 B.C. ULC/New Red Finance, Inc., 5.000%, 10/15/2025, 144A	847,458

	Retailers — 0.7%
40,000	Dillard’s, Inc., 7.000%, 12/01/2028	43,081
435,000	Dillard’s, Inc., 7.750%, 7/15/2026	488,292
205,000	Dillard’s, Inc., 7.750%, 5/15/2027	233,488
250,000	L Brands, Inc., 6.750%, 7/01/2036	240,000
180,000	L Brands, Inc., 6.875%, 11/01/2035	174,600
520,000	Nine West Holdings, Inc., 6.125%, 11/15/2034(e)(f)	52,000

		1,231,461

	Sovereigns — 0.3%
10,810,000	Argentina Politica Monetaria, Argentina Central Bank 7-day Repo Reference Rate, 27.935%, 6/21/2020, (ARS)(b)	571,042

	Supermarkets — 0.6%
335,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025	285,688
935,000	New Albertsons LP, Series C, MTN, 6.625%, 6/01/2028	719,950

		1,005,638

	Supranational — 1.1%
5,190,000,000	International Bank for Reconstruction and Development, 4.250%, 6/20/2019, (COP)(c)	1,852,757

	Technology — 4.5%
416,000	Blackboard, Inc., 9.750%, 10/15/2021, 144A	353,600
170,000	Camelot Finance S.A., 7.875%, 10/15/2024, 144A	177,438
60,000	CommScope Technologies LLC, 6.000%, 6/15/2025, 144A	62,430
1,440,000	Dell International LLC/EMC Corp., 6.020%, 6/15/2026, 144A	1,550,767
1,345,000	Dell International LLC/EMC Corp., 8.350%, 7/15/2046, 144A	1,708,392
430,000	First Data Corp., 5.000%, 1/15/2024, 144A	430,000
800,000	First Data Corp., 7.000%, 12/01/2023, 144A	839,760
55,000	Micron Technology, Inc., 5.250%, 1/15/2024, 144A	56,856
95,000	Micron Technology, Inc., 5.500%, 2/01/2025	98,563
515,000	Open Text Corp., 5.625%, 1/15/2023, 144A	533,669
190,000	Open Text Corp., 5.875%, 6/01/2026, 144A	195,405
275,000	Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	277,832
405,000	Sabre GLBL, Inc., 5.375%, 4/15/2023, 144A	408,544
200,000	Veritas U.S., Inc./Veritas Bermuda Ltd., 10.500%, 2/01/2024, 144A	187,000
900,000	Western Digital Corp., 4.750%, 2/15/2026	898,020

		7,778,276

	Transportation Services — 0.2%
275,000	APL Ltd., 8.000%, 1/15/2024(e)(f)	266,750

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Treasuries — 6.4%
263,668(††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)(c)	$1,316,890
210,870(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 11/13/2042, (MXN)	1,177,288
131,759(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)(c)	831,415
29,260,000	South Africa Government International Bond, 8.750%, 1/31/2044, (ZAR)	2,429,224
2,685,000	U.S. Treasury Note, 1.250%, 6/30/2019	2,653,955
2,705,000	U.S. Treasury Note, 1.375%, 2/15/2020	2,659,881

		11,068,653

	Wireless — 3.3%
6,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	304,871
6,100,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	304,521
200,000	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	190,750
105,000	Nokia Oyj, 3.375%, 6/12/2022	101,138
865,000	Nokia Oyj, 4.375%, 6/12/2027	812,019
786,000	Sprint Capital Corp., 6.875%, 11/15/2028	732,945
1,420,000	Sprint Corp., 7.250%, 9/15/2021	1,467,925
315,000	T-Mobile USA, Inc., 4.500%, 2/01/2026	302,400
895,000	T-Mobile USA, Inc., 4.750%, 2/01/2028	860,319
530,000	T-Mobile USA, Inc., 6.000%, 4/15/2024	552,048

		5,628,936

	Wirelines — 2.4%
705,000	CenturyLink, Inc., Series U, 7.650%, 3/15/2042	597,488
130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	126,100
60,000,000	Empresa de Telecomunicaniones de Bogota, 7.000%, 1/17/2023, 144A, (COP)	17,510
495,000	Frontier Communications Corp., 8.500%, 4/01/2026, 144A	478,913
405,000	Frontier Communications Corp., 9.000%, 8/15/2031	246,038
1,545,000	Level 3 Financing, Inc., 5.250%, 3/15/2026	1,456,162
705,000	Level 3 Parent LLC, 5.750%, 12/01/2022	703,237
120,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	140,700
505,000	Windstream Services LLC/Windstream Finance Corp., 7.750%, 10/15/2020	421,675

		4,187,823

	Total Non-Convertible Bonds (Identified Cost $142,134,061)	141,240,799

Convertible Bonds — 10.4%
	Aerospace & Defense — 0.2%
375,000	Kaman Corp., 3.250%, 5/01/2024, 144A	425,415

	Building Materials — 0.2%
320,000	Tutor Perini Corp., 2.875%, 6/15/2021	337,146

	Cable Satellite — 1.1%
1,330,000	DISH Network Corp., 2.375%, 3/15/2024	1,176,107
735,000	DISH Network Corp., 3.375%, 8/15/2026	707,952

		1,884,059

	Consumer Cyclical Services — 0.5%
910,000	Macquarie Infrastructure Corp., 2.000%, 10/01/2023	807,625

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Diversified Operations — 0.1%
$160,000	RWT Holdings, Inc., 5.625%, 11/15/2019	$160,800

	Healthcare — 0.8%
510,000	Evolent Health, Inc., 2.000%, 12/01/2021	512,010
125,000	Insulet Corp., 1.375%, 11/15/2024, 144A	143,065
610,000	Teladoc, Inc., 3.000%, 12/15/2022, 144A	720,793

		1,375,868

	Leisure — 0.1%
185,000	Rovi Corp., 0.500%, 3/01/2020	178,272

	Midstream — 0.7%
940,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	809,434
195,000	PDC Energy, Inc., 1.125%, 9/15/2021	189,335
60,000	SM Energy Co., 1.500%, 7/01/2021	56,640
170,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	160,010

		1,215,419

	Oil Field Services — 0.4%
95,000	Hercules Capital, Inc., 4.375%, 2/01/2022	96,122
860,000	Nabors Industries, Inc., 0.750%, 1/15/2024, 144A	643,640

		739,762

	Pharmaceuticals — 3.8%
355,000	Acorda Therapeutics, Inc., 1.750%, 6/15/2021	322,657
1,625,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	1,525,469
435,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	479,044
115,000	Dermira, Inc., 3.000%, 5/15/2022, 144A	91,002
410,000	Flexion Therapeutics, Inc., 3.375%, 5/01/2024, 144A	466,573
465,000	Horizon Pharma Investment Ltd., 2.500%, 3/15/2022	426,433
1,710,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	1,370,137
310,000	Ionis Pharmaceuticals, Inc., 1.000%, 11/15/2021	306,260
565,000	Neurocrine Biosciences, Inc., 2.250%, 5/15/2024, 144A	740,085
460,000	Pacira Pharmaceuticals, Inc., 2.375%, 4/01/2022	419,175
85,000	SareptaTherapeutics, Inc., 1.500%, 11/15/2024, 144A	105,928
270,000	Supernus Pharmaceuticals, Inc., 0.625%, 4/01/2023, 144A	286,563

		6,539,326

	Railroads — 0.3%
35,000	Echo Global Logistics, Inc., 2.500%, 5/01/2020	35,515
410,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	468,426

		503,941

	REITs – Mortgage — 0.2%
435,000	iStar, Inc., 3.125%, 9/15/2022, 144A	413,910

	Technology — 2.0%
1,370,000	Finisar Corp., 0.500%, 12/15/2036	1,230,820
295,000	MagnaChip Semiconductor S.A., 5.000%, 3/01/2021	396,259
1,105,000	Nuance Communications, Inc., 1.000%, 12/15/2035	1,051,098
315,000	Nuance Communications, Inc., 1.250%, 4/01/2025, 144A	311,573

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Technology — continued
$450,000	Verint Systems, Inc., 1.500%, 6/01/2021	$438,080

		3,427,830

	Total Convertible Bonds (Identified Cost $18,516,135)	18,009,373

	Total Bonds and Notes (Identified Cost $160,650,196)	159,250,172

Loan Participations — 0.3%
	ABS Other — 0.3%
476,191	Harbour Aircraft Investments Ltd., Series 2017-1, Class C, 8.000%, 11/15/203(d)(h) (Identified Cost $475,073)	474,775

Senior Loans — 1.2%
	Independent Energy — 0.3%
531,086	Chesapeake Energy Corp., Term Loan, 3-month LIBOR + 7.500%, 9.444%, 8/23/2021(b)	563,424

	Supermarkets — 0.3%
431,053	Albertsons LLC, USD 2017 Term Loan B4, 1-month LIBOR + 2.750%, 4.627%, 8/25/2021(b)	425,518

	Transportation Services — 0.6%
1,042,134	Uber Technologies, 2018 Term Loan, 4/04/2025(j)	1,046,042

	Total Senior Loans (Identified Cost $1,999,501)	2,034,984

Shares
Preferred Stocks — 1.3%
Convertible Preferred Stocks — 1.3%
	Food & Beverage — 0.9%
14,765	Bunge Ltd., 4.875%	1,600,146

	Midstream — 0.4%
137	Chesapeake Energy Corp., 5.750%	78,261
988	Chesapeake Energy Corp., 5.750%	559,159
20	Chesapeake Energy Corp., 5.750%, 144A	11,319

		648,739

	Total Convertible Preferred Stocks (Identified Cost $2,234,677)	2,248,885

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Shares	Description	Value (†)
Non-Convertible Preferred Stock — 0.0%
	Finance Companies — 0.0%
550	iStar, Inc., Series G, 7.650% (Identified Cost $10,956)	$13,585

	Total Preferred Stocks (Identified Cost $2,245,633)	2,262,470

Other Investments — 0.6%
	Aircraft ABS — 0.6%
8,415	Aergen LLC(d)(f)(h)(k)	44,852
100	ECAF I Blocker Ltd.(d)(f)(h)(k)	990,301

	Total Aircraft ABS (Identified Cost $1,009,913)	1,035,153

Common Stocks — 1.8%
	Media — 0.0%
4,113	Dex Media, Inc.(k)(l)	35,166

	Oil, Gas & Consumable Fuels — 1.5%
24,185	Bonanza Creek Energy, Inc.(l)	670,166
8,265	Frontera Energy Corp.(l)	231,011
12,992	Halcon Resources Corp.(l)	63,271
14,882	Kinder Morgan, Inc.	224,123
5,106	Paragon Offshore Ltd., Litigation Units, Class B(k)(l)	150,627
3,403	Paragon Offshore Ltd., Litigation Units, Class A(k)(l)	3,631
1,725	Rex Energy Corp.(e)(f)(l)	1,573
36,249	Whiting Petroleum Corp.(l)	1,226,666

		2,571,068

	Pharmaceuticals — 0.3%
1,189	Allergan PLC	200,097
5,539	Bristol-Myers Squibb Co.	350,342

		550,439

	Total Common Stocks (Identified Cost $6,991,656)	3,156,673

Warrants — 0.0%
3,528	Halcon Resources Corp., Expiration on 9/9/2020 at $14.04(l) (Identified Cost $—)	1,799

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 3.4%
$5,837,065	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2018 at 0.900% to be repurchased at $5,837,649 on 4/02/2018 collateralized by $5,910,000 U.S. Treasury Note, 2.750% due 2/15/2024 valued at $5,957,540 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $5,837,065)	$5,837,065

	Total Investments — 100.6% (Identified Cost $179,209,037)	174,053,091
	Other assets less liabilities — (0.6)%	(989,382)

	Net Assets — 100.0%	$173,063,709

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2018 is disclosed.
(b)	Variable rate security. Rate as of March 31, 2018 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2018, the value of these securities amounted to $2,856,941 or 1.7% of net assets. See Note 2 of Notes to Financial Statements.
(f)	Illiquid security.
(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended March 31, 2018, interest payments were made in cash.
(h)	Fair valued by the Fund’s adviser. At March 31, 2018, the value of these securities amounted to $1,509,940 or 0.9% of net assets. See Note 2 of Notes to Financial Statements.
(i)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(j)	Position is unsettled. Contract rate was not determined at March 31, 2018 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)	Securities subject to restriction on resale. At March 31, 2018, the restricted securities held by the Fund are as follows:

	Acquisition Date	Cost	Value	% of Net Assets
Aergen LLC	March 6, 2017	$841,500	$44,852	Less than 0.1%
Dex Media, Inc.	August 12, 2016	20,040	35,166	Less than 0.1%
ECAF I Blocker Ltd.	Decemeber 20, 2016	1,000,000	990,301	0.6%
Paragon Offshore Ltd., Litigation Units Class A	July 18, 2017	25,887	3,631	Less than 0.1%
Paragon Offshore Ltd., Litigation Units Class B	July 18, 2017	517,958	150,627	0.1%

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Fund – (continued)

(l)	Non-income producing security.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the value of Rule 144A holdings amounted to $69,220,732 or 40.0% of net assets.
ABS	Asset-Backed Securities
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

ARS	Argentine Peso
COP	Colombian Peso
GBP	British Pound
MXN	Mexican Peso
ZAR	South African Rand

At March 31, 2018, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
HSBC Bank USA	5/02/2018	GBP	S	165,000	$234,028	$231,771	$2,257
HSBC Bank USA	5/02/2018	GBP	S	175,000	244,486	245,817	(1,331)
Bank of America, N.A.	5/02/2018	ZAR	S	25,220,000	1,748,414	2,121,816	(373,402)

Total							$(372,476)

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Industry Summary at March 31, 2018 (Unaudited)

Independent Energy	8.5%
Technology	6.5
Treasuries	6.4
Cable Satellite	6.1
Healthcare	5.3
Pharmaceuticals	5.2
Banking	4.8
Midstream	4.5
Finance Companies	3.3
Wireless	3.3
Food & Beverage	3.0
Media Entertainment	2.7
Government Owned - No Guarantee	2.7
Wirelines	2.4
Metals & Mining	2.2
Home Construction	2.0
Other Investments, less than 2% each	28.3
Short-Term Investments	3.4

Total Investments	100.6
Other assets less liabilities (including forward foreign currency contracts)	(0.6)

Net Assets	100.0%

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 99.2% of Net Assets
	ABS Car Loan — 11.5%
$152,000	AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.890%, 1/10/2022	$152,147
72,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.870%, 11/08/2021	72,136
160,000	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.240%, 4/08/2022	157,046
555,000	Americredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/08/2021	544,232
110,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class B, 2.300%, 2/18/2022	108,447
300,000	AmeriCredit Automobile Receivables Trust, Series 2017-2, Class B, 2.400%, 5/18/2022	296,838
170,000	AmeriCredit Automobile Receivables Trust, Series 2017-3, Class B, 2.240%, 6/19/2023	167,457
210,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/2020, 144A	209,188
360,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	358,020
365,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 3.070%, 9/20/2023, 144A	361,388
285,000	Bank of the West Auto Trust, Series 2017-1, Class A3, 2.110%, 1/15/2023, 144A	280,280
520,000	California Republic Auto Recievables Trust, Series 2017-1, Class A4, 2.280%, 6/15/2022	514,613
175,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class A3, 2.020%, 8/20/2021, 144A	173,062
3,979	CarFinance Capital Auto Trust, Series 2014-2A, Class A, 1.440%, 11/16/2020, 144A	3,978
1,000,000	CarMax Auto Owner Trust, Series 2017-2, Class A3, 1.930%, 3/15/2022(a)	987,937
170,000	CarMax Auto Owner Trust, Series 2017-4, Class A3, 2.110%, 10/17/2022	167,677
325,000	Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A3, 1.640%, 7/15/2021, 144A	322,643
100,956	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.710%, 5/15/2023, 144A	100,382
423,295	CPS Auto Receivables Trust, Series 2015-A, Class B, 2.790%, 2/16/2021, 144A	423,540
125,000	CPS Auto Receivables Trust, Series 2017-C, Class B, 2.300%, 7/15/2021, 144A	123,928
7,132	Credit Acceptance Auto Loan Trust, Series 2015-1A, Class B, 2.610%, 1/17/2023, 144A	7,135
800,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class B, 3.180%, 5/15/2024, 144A	797,871
275,000	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.150%, 4/15/2024, 144A	272,684
72,243	Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.760%, 7/15/2021, 144A	72,377
362,000	Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.190%, 7/15/2022, 144A	362,919
369,080	Drive Auto Receivables Trust, Series 2016-CA, Class B, 2.370%, 11/16/2020, 144A	369,241
185,000	Drive Auto Receivables Trust, Series 2017-3, Class C, 2.800%, 7/15/2022	184,424
230,000	Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.980%, 1/18/2022, 144A	230,075

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$275,000	Drive Auto Receivables Trust, Series 2017-BA, Class C, 2.610%, 8/16/2021, 144A	$274,781
107,000	DT Auto Owner Trust, Series 2015-2A, Class D, 4.250%, 2/15/2022, 144A	107,906
335,000	DT Auto Owner Trust, Series 2015-3A, Class D, 4.530%, 10/17/2022, 144A	339,911
255,000	DT Auto Owner Trust, Series 2016-2A, Class D, 5.430%, 11/15/2022, 144A	260,762
440,000	DT Auto Owner Trust, Series 2016-4A, Class C, 2.740%, 10/17/2022, 144A	439,357
90,000	DT Auto Owner Trust, Series 2017-1A, Class C, 2.700%, 11/15/2022, 144A	89,666
350,000	DT Auto Owner Trust, Series 2017-3A, Class B, 2.400%, 5/17/2021, 144A	348,290
300,000	Exeter Automobile Receivables Trust, Series 2017-2A, Class B, 2.820%, 5/16/2022, 144A	297,941
190,000	Exeter Automobile Receivables Trust, Series 2018-1A, Class B, 2.750%, 4/15/2022, 144A	188,613
260,000	First Investors Auto Owner Trust, Series 2017-1A, Class A2, 2.200%, 3/15/2022, 144A	257,832
315,000	First Investors Auto Owner Trust, Series 2017-2A, Class A2, 2.270%, 7/15/2022, 144A	311,373
290,000	Flagship Credit Auto Trust, Series 2015-2, Class B, 3.080%, 12/15/2021, 144A	290,033
195,000	Flagship Credit Auto Trust, Series 2016-2, Class B, 3.840%, 9/15/2022, 144A	197,198
135,000	Flagship Credit Auto Trust, Series 2016-3, Class B, 2.430%, 6/15/2021, 144A	134,372
160,000	Flagship Credit Auto Trust, Series 2016-4, Class B, 2.410%, 10/15/2021, 144A	158,839
230,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.310%, 4/15/2026, 144A	228,633
705,000	Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.030%, 12/15/2027, 144A	685,336
595,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/2031, 144A	592,890
115,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.260%, 11/15/2025, 144A	114,585
477,258	GM Financial Automobile Leasing Trust, Series 2016-2, Class A3, 1.620%, 9/20/2019	475,490
275,000	GM Financial Consumer Automobile, Series 2017-1A, Class A3, 1.780%, 10/18/2021, 144A	271,250
500,000	GM Financial Consumer Automobile Receivables Trust, Series 2017-3A, Class A3, 1.970%, 5/16/2022, 144A	492,445
900,000	Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A3, 1.970%, 7/15/2020, 144A(a)	892,050
120,000	NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A2, 2.190%, 9/15/2021, 144A	118,703
510,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.540%, 4/18/2022, 144A	505,752
150,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2, 2.560%, 10/17/2022, 144A	148,068
125,000	NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A2, 3.220%, 2/15/2023, 144A	125,166
505,000	Prestige Auto Receivables Trust, Series 2016-2A, Class A3, 1.760%, 1/15/2021, 144A	501,667
188,000	Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.660%, 11/15/2021	187,564
165,000	Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.100%, 6/15/2021	164,240
265,000	Santander Drive Auto Receivables Trust, Series 2017-2, Class B, 2.210%, 10/15/2021	263,478

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$370,000	Santander Drive Auto Receivables Trust, Series 2018-1, Class B, 2.630%, 7/15/2022	$368,120
800,000	Westlake Automobile Receivables Trust, Series 2016-3A, Class B, 2.070%, 12/15/2021, 144A	796,691
295,000	Westlake Automobile Receivables Trust, Series 2017-1A, Class B, 2.300%, 10/17/2022, 144A	294,042
135,000	Westlake Automobile Receivables Trust, Series 2018-1A, Class B, 2.670%, 5/17/2021, 144A	134,494
40,560	World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.140%, 1/15/2020	40,472
1,330,000	World Omni Auto Receivables Trust, Series 2017-A, Class A3, 1.930%, 9/15/2022(a)	1,314,756
110,000	World Omni Auto Receivables Trust, Series 2017-B, Class A3, 1.950%, 2/15/2023	107,778

		20,342,209

	ABS Credit Card — 3.5%
605,000	American Express Credit Account Master Trust, Series 2017-1, Class A, 1.930%, 9/15/2022	596,768
630,000	Bank of America Credit Card Trust, Series 2017-A1, Class A1, 1.950%, 8/15/2022	621,182
415,000	Barclays Dryrock Issuance Trust, Series 2014-3, Class A, 2.410%, 7/15/2022	413,455
745,000	Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1, 2.000%, 1/17/2023(a)	735,005
805,000	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4, 1.990%, 7/17/2023(a)	790,741
1,085,000	Chase Issuance Trust, Series 2016-A4, Class A4, 1.490%, 7/15/2022(a)	1,055,762
260,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.880%, 1/23/2023	260,500
470,000	Synchrony Credit Card Master Note Trust, Series 2016-3, Class A, 1.580%, 9/15/2022	462,666
555,000	World Financial Network Credit Card Master Trust, Series 2016-C, Class A, 1.720%, 8/15/2023	545,767
730,000	World Financial Network Credit Card Master Trust, Series 2017-A, Class A, 2.120%, 3/15/2024(a)	719,187

		6,201,033

	ABS Home Equity — 1.0%
376,511	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	382,961
250,721	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A	249,350
197,782	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	194,089
17,401	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 4.974%, 7/25/2021(b)	16,960
10,793	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	10,877
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 1-month LIBOR + 1.850%, 3.722%, 10/25/2027(c)	510,370
154,123	Mill City Mortgage Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(b)	151,933

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Home Equity — continued
$139,352	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(b)	$137,720
60,323	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 3.645%, 5/01/2035(b)	61,878

		1,716,138

	ABS Other — 2.6%
270,000	John Deere Owner Trust, Series 2017-B, Class A3, 1.820%, 10/15/2021	265,911
520,000	Mariner Finance Issuance Trust, Series 2017-BA, Class A, 2.920%, 12/20/2029, 144A	513,768
397,692	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(b)	403,699
308,986	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A	309,655
350,000	OneMain Financial Issuance Trust, Series 2016-1A, Class A, 3.660%, 2/20/2029, 144A	353,248
555,000	OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.300%, 3/14/2029, 144A	555,965
331,583	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	331,823
199,636	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A	205,404
131,413	Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A, 2.910%, 3/20/2034, 144A	129,996
255,000	Sofi Consumer Loan Program Trust, Series 2018-1A, Class A2, 3.140%, 2/25/2027, 144A	253,608
162,708	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	162,201
75,382	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	74,989
166,667	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	164,527
795,000	Verizon Owner Trust, Series 2017-1A, Class A, 2.060%, 9/20/2021, 144A(a)	787,121

		4,511,915

	ABS Student Loan — 0.8%
164,274	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650%, 1/25/2041, 144A	161,096
264,722	North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 3-month LIBOR + 0.800%, 2.545%, 7/25/2025(c)	265,514
75,855	SoFi Professional Loan Program LLC, Series 2015-A, Class A2, 2.420%, 3/25/2030, 144A	75,270
306,324	SoFi Professional Loan Program LLC, Series 2015-C, Class A2, 2.510%, 8/25/2033, 144A	301,660
295,000	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A	291,892
180,000	SoFi Professional Loan Program LLC, Series 2017-E, Class A2B, 2.720%, 11/26/2040, 144A	176,869
229,896	South Carolina Student Loan Corp., Series 2010-1, Class A2, 3-month LIBOR + 1.000%, 2.745%, 7/25/2025(c)	230,820

		1,503,121

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Aerospace & Defense — 0.2%
$450,000	Rolls-Royce PLC, 2.375%, 10/14/2020, 144A	$442,579

	Agency Commercial Mortgage-Backed Securities — 1.7%
648,018	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021(b)	666,636
509,476	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(b)	518,975
701,647	FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2, 2.670%, 12/25/2024	686,145
1,014,484	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019(a)	1,005,112
153,882	FHLMC Multifamily Structured Pass Through Certificates, Series KP03, Class A2, 1.780%, 7/25/2019	152,544

		3,029,412

	Airlines — 0.4%
105,000	Air Canada Pass Through Trust, Series 2017-1, Class A, 3.550%, 7/15/2031, 144A	103,535
52,671	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	55,711
515,000	Southwest Airlines Co., 3.450%, 11/16/2027	497,995

		657,241

	Automotive — 5.1%
425,000	American Honda Finance Corp., MTN, 2.000%, 2/14/2020	418,682
45,000	Aptiv PLC, 3.150%, 11/19/2020	44,918
290,000	BMW U.S. Capital LLC, 1.850%, 9/15/2021, 144A	278,066
740,000	Daimler Finance North America LLC, 2.200%, 5/05/2020, 144A	726,225
220,000	Daimler Finance North America LLC, 2.450%, 5/18/2020, 144A	216,879
890,000	Daimler Finance North America LLC, 3.350%, 2/22/2023, 144A	886,876
1,560,000	Ford Motor Credit Co. LLC, 2.979%, 8/03/2022	1,513,691
625,000	General Motors Financial Co., Inc., 3.500%, 11/07/2024	603,395
670,000	Harley-Davidson Financial Services, Inc., 3.350%, 2/15/2023, 144A	660,118
730,000	Hyundai Capital America, 2.750%, 9/18/2020, 144A	718,976
175,000	Hyundai Capital America, 3.450%, 3/12/2021, 144A	175,037
930,000	Nissan Motor Acceptance Corp., 2.150%, 7/13/2020, 144A	911,625
885,000	Nissan Motor Acceptance Corp., 3.450%, 3/15/2023, 144A	886,120
150,000	PACCAR Financial Corp., MTN, 1.200%, 8/12/2019	147,224
165,000	Toyota Motor Credit Corp., GMTN, 2.700%, 1/11/2023	161,889
660,000	Toyota Motor Credit Corp., MTN, 2.150%, 9/08/2022	635,204

		8,984,925

	Banking — 22.0%
530,000	ABN AMRO Bank NV, 1.800%, 9/20/2019, 144A	521,080
315,000	American Express Co., 2.200%, 10/30/2020	307,193
910,000	American Express Co., 3.400%, 2/27/2023	906,930
915,000	ANZ New Zealand (Int’l) Ltd., 2.200%, 7/17/2020, 144A	897,019
910,000	Bank of America Corp., (fixed rate to 3/5/2023, variable rate thereafter), 3.550%, 3/05/2024	913,761
116,000	Bank of America Corp., MTN, 6.875%, 4/25/2018	116,301
1,080,000	Bank of New York Mellon Corp. (The), (fixed rate to 5/16/2022, variable rate thereafter), MTN, 2.661%, 5/16/2023	1,051,052

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$740,000	Bank of Nova Scotia, 2.150%, 7/14/2020	$725,882
450,000	Banque Federative du Credit Mutuel S.A., 2.200%, 7/20/2020, 144A	440,492
460,000	Banque Federative du Credit Mutuel S.A., 2.700%, 7/20/2022, 144A	448,048
625,000	BB&T Corp., MTN, 2.150%, 2/01/2021	609,198
1,280,000	BNP Paribas S.A., 3.375%, 1/09/2025, 144A	1,238,128
885,000	BNP Paribas S.A., 3.500%, 3/01/2023, 144A	877,981
490,000	BNZ International Funding Ltd., 2.400%, 2/21/2020, 144A	484,240
655,000	Capital One Financial Corp., 3.300%, 10/30/2024	631,377
215,000	Citigroup, Inc., 2.900%, 12/08/2021	211,725
750,000	Citigroup, Inc., (fixed rate to 1/24/2022, variable rate thereafter), 3.142%, 1/24/2023	740,947
625,000	Citizens Bank NA, 2.250%, 3/02/2020	614,291
365,000	Citizens Bank NA, 3.700%, 3/29/2023	366,480
430,000	Citizens Bank NA, MTN, 2.500%, 3/14/2019	428,620
250,000	Comerica Bank, 2.500%, 6/02/2020	246,906
970,000	Commonwealth Bank of Australia, 1.750%, 11/07/2019, 144A	952,592
615,000	Commonwealth Bank of Australia, 3.150%, 9/19/2027, 144A	586,519
625,000	Commonwealth Bank of Australia, 3.900%, 3/16/2028, 144A	629,868
910,000	Cooperatieve Rabobank U.A. (NY), 2.750%, 1/10/2023	885,509
735,000	Danske Bank AS, 2.200%, 3/02/2020, 144A	724,154
385,000	Deutsche Bank AG, 3.950%, 2/27/2023	383,907
495,000	Deutsche Bank AG, 4.100%, 1/13/2026	479,092
480,000	Deutsche Bank AG (NY), 3.150%, 1/22/2021	472,844
780,000	Fifth Third Bank, 1.625%, 9/27/2019	766,602
1,105,000	Goldman Sachs Group, Inc. (The), (fixed rate to 10/31/2021, variable rate thereafter), 2.876%, 10/31/2022	1,081,720
185,000	HSBC USA, Inc., 2.375%, 11/13/2019	183,318
1,035,000	JPMorgan Chase & Co., 3-month LIBOR + 0.550%, 2.607%, 3/09/2021(c)	1,037,991
585,000	JPMorgan Chase Bank NA, 1.650%, 9/23/2019	576,966
555,000	Key Bank NA, 1.600%, 8/22/2019	546,320
910,000	KeyBank N.A., 2.400%, 6/09/2022	879,078
340,000	Lloyds Banking Group PLC, 4.375%, 3/22/2028	343,399
890,000	Macquarie Group Ltd., (fixed rate to 3/27/2023, variable rate thereafter), 4.150%, 3/27/2024, 144A	893,512
575,000	Mitsubishi UFJ Financial Group, Inc., 3.777%, 3/02/2025	575,510
640,000	Mizuho Financial Group, Inc., 4.018%, 3/05/2028	643,335
855,000	Morgan Stanley, Series 3NC2, 3-month LIBOR + 0.800%, 2.633%, 2/14/2020(c)	857,594
295,000	National Bank of Canada, 2.100%, 12/14/2018	293,895
885,000	National Bank of Canada, 2.200%, 11/02/2020	864,778
620,000	Nationwide Building Society, (fixed rate to 3/08/2023, variable rate thereafter), 3.766%, 3/08/2024, 144A	618,286
540,000	Nordea Bank AB, 1.625%, 9/30/2019, 144A	530,291
845,000	Nordea Bank AB, 2.125%, 5/29/2020, 144A	828,472
315,000	Northern Trust Corp., (fixed rate to 5/08/2027, variable rate thereafter), 3.375%, 5/08/2032	302,576
305,000	PNC Bank NA, 3.100%, 10/25/2027	290,843
890,000	Royal Bank of Canada, 2.150%, 10/26/2020	870,628

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$425,000	Santander Holdings USA, Inc., 3.700%, 3/28/2022	$425,896
890,000	Santander UK PLC, 2.125%, 11/03/2020	869,320
505,000	Santander UK PLC, 2.500%, 1/05/2021	496,782
380,000	State Street Corp., (fixed rate to 5/15/2022, variable rate thereafter), 2.653%, 5/15/2023	371,091
235,000	Sumitomo Mitsui Financial Group, Inc., 2.784%, 7/12/2022	229,199
525,000	Svenska Handelsbanken AB, MTN, 1.500%, 9/06/2019	515,295
575,000	Synchrony Financial, 3.950%, 12/01/2027	543,763
910,000	Toronto-Dominion Bank, GMTN, 2.550%, 1/25/2021	898,900
840,000	U.S. Bank NA, 2.000%, 1/24/2020	828,518
920,000	UBS AG, 2.200%, 6/08/2020, 144A	901,885
455,000	UniCredit SpA, 3.750%, 4/12/2022, 144A	451,686
855,000	Wells Fargo & Co., MTN, 2.625%, 7/22/2022	827,036
280,000	Westpac Banking Corp., 2.750%, 1/11/2023	272,762
400,000	Westpac Banking Corp., 3.400%, 1/25/2028	389,264

		38,898,647

	Brokerage — 0.2%
335,000	Cboe Global Markets, Inc., 1.950%, 6/28/2019	331,077

	Building Materials — 0.9%
885,000	CRH America Finance, Inc., 3.950%, 4/04/2028, 144A	882,218
107,000	Fortune Brands Home & Security, Inc., 3.000%, 6/15/2020	106,493
600,000	Martin Marietta Materials, Inc., 3-month LIBOR + 0.650%, 2.554%, 5/22/2020(c)	602,346
40,000	Masco Corp., 3.500%, 4/01/2021	40,169
4,000	Masco Corp., 7.125%, 3/15/2020	4,289

		1,635,515

	Cable Satellite — 0.5%
300,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	306,572
645,000	Cox Communications, Inc., 3.150%, 8/15/2024, 144A	618,565

		925,137

	Chemicals — 0.6%
9,000	Eastman Chemical Co., 4.500%, 1/15/2021	9,299
385,000	EI du Pont de Nemours & Co., 2.200%, 5/01/2020	379,679
45,000	Methanex Corp., 3.250%, 12/15/2019	44,785
635,000	PPG Industries, Inc., 3.750%, 3/15/2028	638,006

		1,071,769

	Collateralized Mortgage Obligations — 1.6%
200,693	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 2.062%, 7/20/2064(c)	201,347
137,475	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 2.075%, 7/20/2064(c)	138,001
254,199	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065	252,116
510,225	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	490,445

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$552,571	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 2.495%, 2/20/2066(c)	$561,466
1,117,580	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 2.175%, 4/20/2066(a)(c)	1,119,268

		2,762,643

	Construction Machinery — 0.5%
320,000	Caterpillar Financial Services Corp., MTN, 2.550%, 11/29/2022	310,886
350,000	John Deere Capital Corp., MTN, 1.950%, 6/22/2020	343,325
174,000	John Deere Capital Corp., Series 0014, MTN, 2.450%, 9/11/2020	172,496

		826,707

	Consumer Cyclical Services — 0.6%
225,000	Alibaba Group Holding Ltd., 2.500%, 11/28/2019	223,448
375,000	Amazon.com, Inc., 5.200%, 12/03/2025	417,922
470,000	Expedia Group, Inc., 3.800%, 2/15/2028	436,507

		1,077,877

	Consumer Products — 0.4%
755,000	Unilever Capital Corp., 3.375%, 3/22/2025	754,220

	Diversified Manufacturing — 0.7%
380,000	ABB Finance USA, Inc., 3.375%, 4/03/2023	380,997
880,000	Nvent Finance S.a.r.l, 3.950%, 4/15/2023, 144A	882,587

		1,263,584

	Electric — 5.0%
350,000	American Electric Power Co., Inc., 3.200%, 11/13/2027	333,539
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	114,623
1,035,000	Consolidated Edison, Inc., Series A, 2.000%, 3/15/2020	1,017,477
905,000	Duke Energy Carolinas LLC, 3.050%, 3/15/2023	903,386
355,000	Entergy Louisiana LLC, 4.000%, 3/15/2033	362,011
455,000	Entergy Texas, Inc., 3.450%, 12/01/2027	444,907
451,000	Exelon Corp., 2.450%, 4/15/2021	440,783
179,000	Exelon Generation Co. LLC, 2.950%, 1/15/2020	178,501
116,000	Exelon Generation Co. LLC, 4.250%, 6/15/2022	119,797
395,000	Fortis, Inc., 2.100%, 10/04/2021	377,601
188,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	192,126
690,000	National Rural Utilities Cooperative Finance Corp., MTN, 1.500%, 11/01/2019	676,311
280,000	NextEra Energy Capital Holdings, Inc., 1.649%, 9/01/2018	278,694
290,000	Pacific Gas & Electric Co., 3.500%, 6/15/2025	282,989
905,000	PNM Resources, Inc., 3.250%, 3/09/2021	904,067
635,000	Southern California Edison Co., Series B, 3.650%, 3/01/2028	636,397
273,000	Southern Co. (The), 2.750%, 6/15/2020	270,687
720,000	Southern Power Co., Series E, 2.500%, 12/15/2021	700,752
670,000	Virginia Electric & Power Co., Series A, 3.800%, 4/01/2028	678,361

		8,913,009

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Finance Companies — 1.4%
$635,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.500%, 1/15/2025	$612,257
675,000	Air Lease Corp., 2.500%, 3/01/2021	661,637
630,000	Air Lease Corp., 3.625%, 12/01/2027	597,383
665,000	Ares Capital Corp., 3.625%, 1/19/2022	655,310

		2,526,587

	Financial Other — 0.4%
410,000	Mitsubishi UFJ Lease & Finance Co. Ltd., 2.652%, 9/19/2022, 144A	395,955
370,000	ORIX Corp., 3.250%, 12/04/2024	359,493

		755,448

	Food & Beverage — 3.1%
9,000	Anheuser-Busch Cos. LLC, 5.000%, 3/01/2019	9,199
875,000	Anheuser-Busch InBev Worldwide, Inc., 4.000%, 4/13/2028	885,682
245,000	Brown-Forman Corp., 3.500%, 4/15/2025	246,118
910,000	Campbell Soup Co., 3.650%, 3/15/2023	910,666
885,000	General Mills, Inc., 2.600%, 10/12/2022	852,497
230,000	Kellogg Co., 3.400%, 11/15/2027	220,024
735,000	Kraft Heinz Food Co., 3-month LIBOR + 0.570%, 2.381%, 2/10/2021(c)	732,993
845,000	Molson Coors Brewing Co., 2.250%, 3/15/2020	832,817
140,000	Smithfield Foods, Inc., 3.350%, 2/01/2022, 144A	137,086
480,000	Sysco Corp., 3.550%, 3/15/2025	477,376
240,000	The JM Smucker Co. (The), 3.375%, 12/15/2027	228,728

		5,533,186

	Government Owned – No Guarantee — 0.8%
445,000	Petroleos Mexicanos, 6.375%, 2/04/2021	474,147
155,000	Petroleos Mexicanos, 6.875%, 8/04/2026	170,345
780,000	Sinopec Group Overseas Development 2016 Ltd., 1.750%, 9/29/2019, 144A	765,586

		1,410,078

	Health Insurance — 0.7%
905,000	Anthem, Inc., 4.101%, 3/01/2028	904,345
310,000	Humana, Inc., 2.500%, 12/15/2020	304,059

		1,208,404

	Healthcare — 2.1%
750,000	Becton, Dickinson and Co., 2.133%, 6/06/2019	741,509
640,000	Cardinal Health, Inc., 1.948%, 6/14/2019	633,058
1,195,000	CVS Health Corp., 4.300%, 3/25/2028	1,200,092
45,000	Express Scripts Holding Co., 3.000%, 7/15/2023	43,127
65,000	Express Scripts Holding Co., 4.750%, 11/15/2021	67,759
183,000	Life Technologies Corp., 6.000%, 3/01/2020	192,329
175,000	McKesson Corp., 3.950%, 2/16/2028	172,831
94,000	Quest Diagnostics, Inc., 4.750%, 1/30/2020	97,131
630,000	Stryker Corp., 3.650%, 3/07/2028	632,610

		3,780,446

	Hybrid ARMs — 0.1%
54,597	FHLMC, 1-year CMT + 2.248%, 3.406%, 1/01/2035(c)	57,565

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$138,877	FHLMC, 1-year CMT + 2.494%, 3.613%, 5/01/2036(c)	$147,327

		204,892

	Independent Energy — 0.4%
240,000	Concho Resources, Inc., 3.750%, 10/01/2027	234,670
179,000	Encana Corp., 6.500%, 5/15/2019	185,579
220,000	EQT Corp., 3.900%, 10/01/2027	210,463

		630,712

	Industrial Other — 0.1%
265,000	American Homes 4 Rent LP, 4.250%, 2/15/2028	259,682

	Integrated Energy — 0.4%
660,000	Cenovus Energy, Inc., 4.250%, 4/15/2027	643,331

	Life Insurance — 2.3%
85,000	AIG Global Funding, 2.150%, 7/02/2020, 144A	83,378
875,000	American International Group, Inc., 4.200%, 4/01/2028	886,764
380,000	Athene Global Funding, 2.750%, 4/20/2020, 144A	376,822
375,000	Athene Global Funding, 3.000%, 7/01/2022, 144A	365,254
540,000	Athene Holding Ltd., 4.125%, 1/12/2028	518,189
330,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027, 144A	306,171
830,000	Jackson National Life Global Funding, 2.200%, 1/30/2020, 144A	820,509
344,000	Reliance Standard Life Global Funding II, 2.150%, 10/15/2018, 144A	342,973
63,000	Unum Group, 5.625%, 9/15/2020	66,569
260,000	Voya Financial, Inc., 3.125%, 7/15/2024	250,254

		4,016,883

	Media Entertainment — 0.9%
95,000	Activision Blizzard, Inc., 2.300%, 9/15/2021	91,806
425,000	CBS Corp., 2.900%, 6/01/2023, 144A	409,952
230,000	Discovery Communications LLC, 3.950%, 3/20/2028	220,626
715,000	Moody’s Corp., 3-month LIBOR + 0.350%, 2.375%, 9/04/2018(c)	715,096
112,000	S&P Global, Inc, 3.300%, 8/14/2020	112,628

		1,550,108

	Metals & Mining — 0.0%
31,000	Reliance Steel & Aluminum Co., 4.500%, 4/15/2023	31,952

	Midstream — 1.3%
185,000	Buckeye Partners LP, 3.950%, 12/01/2026	174,658
155,000	Enbridge, Inc., 3.500%, 6/10/2024	150,466
255,000	Energy Transfer Partners LP, 2.500%, 6/15/2018	255,046
60,000	Energy Transfer Partners LP, 4.900%, 2/01/2024	61,594
255,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	255,804
635,000	Kinder Morgan, Inc., 4.300%, 3/01/2028	632,231
160,000	Plains All American Pipeline LP/PAA Finance Corp., 3.850%, 10/15/2023	156,037
345,000	Transcontinental Gas Pipe Line Co. LLC, 4.000%, 3/15/2028, 144A	337,441
240,000	Valero Energy Partners LP, 4.500%, 3/15/2028	241,408

		2,264,685

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Mortgage Related — 4.0%
$3,940	FHLMC, 3.000%, 10/01/2026	$3,962
396	FHLMC, 6.500%, 1/01/2024	447
74	FHLMC, 8.000%, 7/01/2025	80
142	FNMA, 6.000%, 9/01/2021	143
422,142	GNMA, 4.284%, 2/20/2063(b)	431,515
229,157	GNMA, 4.285%, 2/20/2063(b)	235,274
58,979	GNMA, 4.412%, 6/20/2066(b)	62,600
240,733	GNMA, 4.413%, 10/20/2066(b)	256,810
105,661	GNMA, 4.427%, 9/20/2066(b)	112,416
172,260	GNMA, 4.444%, 10/20/2062(b)	176,153
159,801	GNMA, 4.454%, 5/20/2062(b)	162,647
60,984	GNMA, 4.457%, 11/20/2066(b)	64,944
69,120	GNMA, 4.479%, 8/20/2066(b)	73,687
216,243	GNMA, 4.497%, 5/20/2062(b)	219,837
112,824	GNMA, 4.515%, 11/20/2066(b)	120,591
209,766	GNMA, 4.516%, 4/20/2063(b)	215,132
116,151	GNMA, 4.522%, 10/20/2066(b)	124,134
1,504,413	GNMA, 4.527%, with various maturities from 2063 to 2067(a)(b)(d)	1,598,001
186,212	GNMA, 4.534%, 9/20/2066(b)	199,685
461,021	GNMA, 4.559%, 7/20/2067(a)(b)	498,064
102,978	GNMA, 4.563%, 10/20/2066(b)	110,835
194,663	GNMA, 4.566%, 3/20/2063(b)	199,930
298,109	GNMA, 4.583%, 11/20/2064(b)	304,340
217,392	GNMA, 4.584%, 2/20/2063(b)	222,749
861,693	GNMA, 4.595%, 1/20/2067(a)(b)	929,421
116,868	GNMA, 4.610%, 7/20/2062(b)	119,191
556,316	GNMA, 4.684%, with various maturities from 2061 to 2064(b)(d)	590,024
1,290	GNMA, 6.500%, 12/15/2023	1,442
153	GNMA, 8.500%, 9/15/2022	153
261	GNMA, 9.500%, 1/15/2019	263

		7,034,470

	Natural Gas — 0.7%
375,000	CenterPoint Energy Resources Corp., 4.000%, 4/01/2028	377,332
965,000	Sempra Energy, 1.625%, 10/07/2019	946,316

		1,323,648

	Non-Agency Commercial Mortgage-Backed Securities — 7.8%
565,000	Barclays Commercial Mortgage Securities Trust, Series 2017-C1, Class A2, 3.189%, 2/15/2050(a)	567,506
491,600	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048	499,360
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	353,476
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049(a)	976,907
263,676	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046(b)	268,477
535,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	520,615

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$84,913	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	$85,153
212,682	Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class A2, 2.928%, 2/10/2047	213,228
205,578	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	209,491
478,193	Commercial Mortgage Pass Through Certificates, Series 2014-LC17, Class A3, 3.723%, 10/10/2047	487,594
730,000	Commercial Mortgage Pass Through Certificates, Series 2014-TWC, Class A, 1-month LIBOR + 0.850%, 2.568%, 2/13/2032, 144A(c)	730,464
280,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS3, Class A4, 3.819%, 6/10/2047	288,081
520,299	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class A5, 3.765%, 2/10/2049	532,026
280,000	Commercial Mortgage Trust, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	277,505
640,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	652,854
84,913	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/2048	85,891
107,224	GP Portfolio Trust, Series 2014-GPP, Class A, 1-month LIBOR + 1.200%, 2.977%, 2/15/2027, 144A(c)	107,244
340,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(b)	325,608
330,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047	342,363
197,078	GS Mortgage Securities Trust, Series 2014-GC20, Class A3, 3.680%, 4/10/2047	199,358
180,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034, 144A	178,058
355,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	353,487
120,665	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	122,405
447,921	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, 1-month LIBOR + 1.700%, 3.477%, 7/15/2036, 144A(c)	448,755
238,579	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A1, 2.086%, 3/15/2050	234,864
240,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4, 4.082%, 7/15/2046(b)	249,320
263,676	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047	268,198
129,604	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	128,460
215,000	SCG Trust, Series 2013-SRP1, Class A, 1-month LIBOR + 1.650%, 3.427%, 11/15/2026, 144A(c)	214,999
185,000	SCG Trust, Series 2013-SRP1, Class B, 1-month LIBOR + 2.500%, 4.527%, 11/15/2026, 144A(c)	183,491
203,753	Starwood Retail Property Trust, Inc., Series 2014-STAR, Class A, 1-month LIBOR + 1.220%, 2.997%, 11/15/2027, 144A(c)	203,956

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$505,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A	$493,203
565,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.244%, 4/10/2046(a)	567,886
201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	199,692
1,295,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A2, 3.118%, 1/15/2060(a)	1,295,676
111,281	WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class A, 1-month LIBOR + 1.122%, 2.899%, 11/15/2029, 144A(c)	111,280
178,764	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A3, 3.660%, 3/15/2047	181,021
325,000	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	338,118
348,589	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047	354,649

		13,850,719

	Oil Field Services — 0.6%
770,000	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	753,979
310,000	Schlumberger Finance Canada Ltd., 2.650%, 11/20/2022, 144A	302,889

		1,056,868

	Paper — 0.4%
625,000	WestRock Co., 3.750%, 3/15/2025, 144A	623,553

	Pharmaceuticals — 1.1%
22,000	Amgen, Inc., 2.200%, 5/22/2019	21,862
535,000	Amgen, Inc., 3.200%, 11/02/2027	506,915
620,000	Mylan, Inc., 4.550%, 4/15/2028, 144A	621,008
775,000	Shire Acquisitions Investments Ireland DAC, 1.900%, 9/23/2019	762,209

		1,911,994

	Property & Casualty Insurance — 0.4%
435,000	American Financial Group, Inc., 3.500%, 8/15/2026	416,854
285,000	Assurant, Inc., 4.200%, 9/27/2023	286,548

		703,402

	Railroads — 0.3%
206,000	CSX Corp., 3.700%, 10/30/2020	209,547
27,000	CSX Corp., 6.150%, 5/01/2037	33,521
215,000	Union Pacific Corp., 3.646%, 2/15/2024	219,475

		462,543

	REITs – Apartments — 0.1%
195,000	ERP Operating LP, 3.500%, 3/01/2028	191,000

	REITs – Health Care — 0.5%
31,000	Healthcare Realty Trust, Inc., 3.750%, 4/15/2023	31,057
85,000	Omega Healthcare Investors, Inc., 4.500%, 1/15/2025	83,107
225,000	Omega Healthcare Investors, Inc., 4.500%, 4/01/2027	216,561

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	REITs – Health Care — continued
$155,000	Omega Healthcare Investors, Inc., 4.750%, 1/15/2028	$150,415
390,000	Ventas Realty LP, 4.000%, 3/01/2028	383,967

		865,107

	REITs – Shopping Centers — 0.2%
355,000	Brixmor Operating Partnership LP, 3.650%, 6/15/2024	345,987

	REITs – Single Tenant — 0.3%
305,000	Realty Income Corp., 3.875%, 4/15/2025	304,035
290,000	Select Income REIT, 4.250%, 5/15/2024	283,145

		587,180

	Restaurants — 1.0%
1,030,000	McDonald’s Corp., MTN, 2.625%, 1/15/2022	1,013,961
325,000	McDonald’s Corp., MTN, 3.350%, 4/01/2023	326,800
455,000	Starbucks Corp., 3.100%, 3/01/2023	455,241

		1,796,002

	Retailers — 0.3%
465,000	AutoNation, Inc., 3.500%, 11/15/2024	448,154

	Sovereigns — 0.4%
675,000	Republic of Chile, 3.240%, 2/06/2028	661,837

	Technology — 2.4%
45,000	Apple, Inc., 2.250%, 2/23/2021	44,323
225,000	Baidu, Inc., 4.375%, 3/29/2028	226,080
450,000	Genpact Luxembourg S.a.r.l., 3.700%, 4/01/2022, 144A	441,605
610,000	Hewlett Packard Enterprise Co., 2.100%, 10/04/2019, 144A	601,961
120,000	Hewlett Packard Enterprise Co., 4.900%, 10/15/2025	124,590
89,000	Jabil, Inc., 5.625%, 12/15/2020	93,851
885,000	NetApp, Inc., 2.000%, 9/27/2019	871,292
215,000	Pitney Bowes, Inc., 4.125%, 5/15/2022	203,175
425,000	Pitney Bowes, Inc., 4.700%, 4/01/2023	398,438
655,000	Seagate HDD Cayman, 4.875%, 3/01/2024, 144A	654,655
630,000	Xerox Corp., 3.625%, 3/15/2023	615,185

		4,275,155

	Tobacco — 0.0%
5,000	Philip Morris International, Inc., 5.650%, 5/16/2018	5,019

	Transportation Services — 0.7%
375,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.950%, 3/10/2025, 144A	375,804
360,000	Ryder System, Inc., MTN, 3.400%, 3/01/2023	358,908
430,000	TTX Co., 2.600%, 6/15/2020, 144A	425,223

		1,159,935

	Treasuries — 3.0%
4,625,000	U.S. Treasury Bond, 2.250%, 8/15/2027	4,434,580
885,000	U.S. Treasury Bond, 2.750%, 2/15/2028	885,449

		5,320,029

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
Wirelines — 1.2%
$400,000	Deutsche Telekom International Finance BV, 1.500%, 9/19/2019, 144A	$392,420
790,000	Orange S.A., 1.625%, 11/03/2019	773,645
870,000	Verizon Communications, Inc., 4.125%, 3/16/2027	881,235

2,047,300

	Total Bonds and Notes (Identified Cost $177,762,442)	175,335,054

Short-Term Investments — 1.8%
3,168,419	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2018 at 0.900% to be repurchased at $3,168,736 on 4/02/2018 collateralized by $3,185,000 U.S. Treasury Note, 2.750% due 11/15/2023 valued at $3,235,775 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $3,168,419)	3,168,419

	Total Investments — 101.0% (Identified Cost $180,930,861)	178,503,473
	Other assets less liabilities — (1.0)%	(1,780,584)

	Net Assets — 100.0%	$176,722,889

(†)	See Note 2 of Notes to Financial Statements.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2018 is disclosed.
(c)	Variable rate security. Rate as of March 31, 2018 is disclosed.
(d)	The Fund’s investment in mortgage related securities of Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the value of Rule 144A holdings amounted to $54,154,119 or 30.6% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

At March 31, 2018, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	6/29/2018	80	$9,130,813	$9,156,875	$26,062

Industry Summary at March 31, 2018 (Unaudited)

Banking	22.0%
ABS Car Loan	11.5
Non-Agency Commercial Mortgage-Backed Securities	7.8
Automotive	5.1
Electric	5.0
Mortgage Related	4.0
ABS Credit Card	3.5
Food & Beverage	3.1
Treasuries	3.0
ABS Other	2.6
Technology	2.4
Life Insurance	2.3
Healthcare	2.1
Other Investments, less than 2% each	24.8
Short-Term Investments	1.8

Total Investments	101.0
Other assets less liabilities (including futures contracts)	(1.0)

Net Assets	100.0%

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 94.0% of Net Assets
	ABS Car Loan — 1.6%
$1,550,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	$1,541,476
1,825,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 2.420%, 11/15/2023, 144A	1,820,624
2,875,000	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.150%, 4/15/2024, 144A	2,850,785
2,310,000	Flagship Credit Auto Trust, Series 2016-4, Class A2, 1.960%, 2/16/2021, 144A	2,299,734
725,000	NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A2, 2.740%, 4/15/2021, 144A	725,301
1,495,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.540%, 4/18/2022, 144A	1,482,549
685,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2, 2.560%, 10/17/2022, 144A	676,175

		11,396,644

	ABS Home Equity — 0.3%
1,147,133	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	1,125,719
1,273,675	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(a)	1,258,758

		2,384,477

	ABS Student Loan — 0.0%
219,040	SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 1-month LIBOR + 0.950%, 2.822%, 1/25/2039, 144A(b)	221,230

	Agency Commercial Mortgage-Backed Securities — 14.2%
3,271,732	Federal National Mortgage Association, Series 2015-M17, Class FA, 1-month LIBOR + 0.930%, 2.518%, 11/25/2022(b)	3,294,622
1,000,000	Federal National Mortgage Association, Series 2016-M3, Class ASQ2, 2.263%, 2/25/2023	974,259
6,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2, 4.251%, 1/25/2020	6,146,082
4,305,000	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.871%, 4/25/2021	4,422,676
4,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K015, Class A2, 3.230%, 7/25/2021	4,042,004
6,625,000	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2, 2.873%, 12/25/2021	6,621,305
2,580,000	FHLMC Multifamily Structured Pass Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027	2,581,247
2,132,227	FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2, 2.699%, 5/25/2018	2,129,442
503,158	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	502,416
2,511,116	FHLMC Multifamily Structured Pass Through Certificates, Series K706, Class A2, 2.323%, 10/25/2018	2,507,091

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$7,412,655	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	$7,387,124
34,370,000	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	34,052,497
2,649,854	FHLMC Multifamily Structured Pass Through Certificates, Series K725, Class A1, 2.666%, 5/25/2023	2,633,382
4,100,025	FHLMC Multifamily Structured Pass Through Certificates, Series KABM, Class A, 1-month LIBOR + 0.700%, 2.370%, 9/25/2022(b)	4,115,271
558,406	FHLMC Multifamily Structured Pass Through Certificates, Series KF06, Class A, 1-month LIBOR + 0.330%, 2.000%, 11/25/2021(b)	558,406
5,222,898	FHLMC Multifamily Structured Pass Through Certificates, Series KF14, Class A, 1-month LIBOR + 0.650%, 2.320%, 1/25/2023(b)	5,239,228
3,015,000	FHLMC Multifamily Structured Pass Through Certificates, Series KI01, Class A, 1-month LIBOR + 0.160%, 1.830%, 9/25/2022(b)	3,014,999
2,548,171	FHLMC Multifamily Structured Pass Through Certificates, Series KJ04, Class A1, 1.376%, 10/25/2020	2,526,919
6,665,901	FHLMC Multifamily Structured Pass Through Certificates, Series KP03, Class A2, 1.780%, 7/25/2019	6,607,939
178,225	Government National Mortgage Association, Series 2003-72, Class Z, 5.267%, 11/16/2045(a)	186,429
156,370	Government National Mortgage Association, Series 2003-88, Class Z, 4.769%, 3/16/2046(a)	160,918

		99,704,256

	Collateralized Mortgage Obligations — 17.7%
66,359	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 7-year Treasury - 0.200%, 2.630%, 5/15/2023(b)(c)(d)	64,285
44,042	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 10-year Treasury - 0.650%, 2.260%, 8/15/2023(b)(c)(d)	43,480
172,099	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029	181,141
265,117	Federal Home Loan Mortgage Corp., REMIC, Series 2874, Class BC, 5.000%, 10/15/2019	267,683
561,094	Federal Home Loan Mortgage Corp., REMIC, Series 2931, Class DE, 4.000%, 2/15/2020	566,855
1,321,441	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035	1,436,475
2,019,234	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	2,151,788
1,432,765	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038	1,555,446
1,553,157	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 2.862%, 6/15/2048(a)(e)	1,440,944
1,686,151	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.274%, 12/15/2036(a)(e)	1,776,138
764,513	Federal Home Loan Mortgage Corp., REMIC, Series 4212, Class FW, 1-month LIBOR + 2.100%, 3.877%, 6/15/2043(b)	738,035

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$1,412,837	Federal National Mortgage Association, REMIC, Series 2003-48, Class GH, 5.500%, 6/25/2033	$1,539,123
37,944	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 7-year Treasury - 0.050%, 2.720%, 9/25/2022(b)(c)(d)	37,554
42,864	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 10-year Treasury - 0.500%, 2.410%, 4/25/2024(b)(c)(d)	42,402
9,958	Federal National Mortgage Association, REMIC, Series 2002-W10, Class A7, 4.094%, 8/25/2042(a)(c)(d)	10,135
678,961	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025	717,300
709,700	Federal National Mortgage Association, REMIC, Series 2007-73, Class A1, 1-month LIBOR + 0.060%, 1.932%, 7/25/2037(b)	697,856
1,574,110	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.386%, 8/25/2038(a)	1,604,458
5,412,360	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 1-month LIBOR + 1.000%, 2.872%, 7/25/2043(b)	5,269,110
24,741	Federal National Mortgage Association, REMIC, Series G93-19, Class FD, 10-year Treasury - 0.650%, 2.190%, 4/25/2023(b)(c)(d)	24,488
9,609	FHLMC Structured Pass Through Securities, Series T-60, Class 2A1, 3.819%, 3/25/2044(a)(c)(d)	10,040
685,152	FHLMC Structured Pass Through Securities, Series T-62, Class 1A1, 12-month MTA + 1.200%, 2.401%, 10/25/2044(b)	693,608
1,208,766	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 1.905%, 10/20/2060(b)	1,205,687
1,117,739	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 1.925%, 10/20/2060(b)	1,115,425
936,059	Government National Mortgage Association, Series 2011-H06, Class FA, 1-month LIBOR + 0.450%, 2.025%, 2/20/2061(b)	936,906
4,628,989	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061	4,631,342
1,437,257	Government National Mortgage Association, Series 2012-124, Class HT, 7.265%, 7/20/2032(a)	1,546,666
857,874	Government National Mortgage Association, Series 2012-H15, Class FA, 1-month LIBOR + 0.450%, 2.025%, 5/20/2062(b)	858,850
1,076,213	Government National Mortgage Association, Series 2012-H18, Class NA, 1-month LIBOR + 0.520%, 2.095%, 8/20/2062(b)	1,079,800
3,281,302	Government National Mortgage Association, Series 2012-H29, Class HF, 1-month LIBOR + 0.500%, 2.075%, 10/20/2062(b)	3,284,839
2,522,900	Government National Mortgage Association, Series 2013-H02, Class GF, 1-month LIBOR + 0.500%, 2.075%, 12/20/2062(b)	2,526,901
4,221,467	Government National Mortgage Association, Series 2013-H08, Class FA, 1-month LIBOR + 0.350%, 1.925%, 3/20/2063(b)	4,213,560
2,977,131	Government National Mortgage Association, Series 2013-H10, Class FA, 1-month LIBOR + 0.400%, 1.975%, 3/20/2063(b)	2,975,492
10,586,711	Government National Mortgage Association, Series 2013-H22, Class FT, 1-year CMT + 0.650%, 2.440%, 4/20/2063(b)	10,661,718
6,041,700	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 2.062%, 7/20/2064(b)	6,061,406

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$4,085,481	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 2.075%, 7/20/2064(b)	$4,101,118
3,677,468	Government National Mortgage Association, Series 2015-H04, Class FL, 1-month LIBOR + 0.470%, 2.045%, 2/20/2065(b)	3,685,038
1,463,290	Government National Mortgage Association, Series 2015-H05, Class FA, 1-month LIBOR + 0.300%, 1.875%, 4/20/2061(b)	1,463,365
6,791,037	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065	6,735,365
8,623,454	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	8,289,141
1,061,131	Government National Mortgage Association, Series 2015-H11, Class FA, 1-month LIBOR + 0.250%, 1.825%, 4/20/2065(b)	1,061,032
5,572,461	Government National Mortgage Association, Series 2015-H12, Class FL, 1-month LIBOR + 0.230%, 1.805%, 5/20/2065(b)	5,544,716
3,813,530	Government National Mortgage Association, Series 2015-H19, Class FH, 1-month LIBOR + 0.300%, 1.875%, 7/20/2065(b)	3,815,473
987,674	Government National Mortgage Association, Series 2015-H29, Class FA, 1-month LIBOR + 0.700%, 2.275%, 10/20/2065(b)	990,580
627,563	Government National Mortgage Association, Series 2015-H30, Class FA, 1-month LIBOR + 0.680%, 2.255%, 8/20/2061(b)	629,190
6,053,906	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 2.495%, 2/20/2066(b)	6,151,355
4,166,966	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 2.175%, 4/20/2066(b)	4,173,260
6,842,973	Government National Mortgage Association, Series 2016-H19, Class FJ, 1-month LIBOR + 0.400%, 1.975%, 9/20/2063(b)	6,855,204
7,170,147	Government National Mortgage Association, Series 2017-H24, Class FJ, 1-month LIBOR + 0.250%, 1.825%, 10/20/2067(b)	7,153,009
245,212	NCUA Guaranteed Notes, Series 2010-A1, Class A, 1-month LIBOR + 0.350%, 1.929%, 12/07/2020(b)	245,500
552,783	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 1-month LIBOR + 0.450%, 2.161%, 10/07/2020(b)	554,801
1,047,471	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 1-month LIBOR + 0.560%, 2.181%, 12/08/2020(b)	1,052,572
70,097	NCUA Guaranteed Notes, Series 2010-R3, Class 2A, 1-month LIBOR + 0.560%, 2.181%, 12/08/2020(b)	70,515

		124,538,170

	Hybrid ARMs — 11.0%
668,203	FHLMC, 1-year CMT + 2.105%, 3.157%, 9/01/2038(b)	702,604
533,307	FHLMC, 6-month LIBOR + 1.687%, 3.187%, 6/01/2037(b)	545,831
682,898	FHLMC, 1-year CMT + 2.165%, 3.240%, 4/01/2036(b)	703,941
1,651,491	FHLMC, 1-year CMT + 2.220%, 3.319%, 7/01/2033(b)	1,741,749
229,094	FHLMC, 1-year CMT + 2.218%, 3.385%, 9/01/2038(b)	240,713
3,917,727	FHLMC, 1-year CMT + 2.252%, 3.398%, 3/01/2037(b)	4,129,922
961,433	FHLMC, 1-year CMT + 2.249%, 3.398%, 9/01/2038(b)	1,012,398
478,515	FHLMC, 12-month LIBOR + 1.642%, 3.424%, 11/01/2038(b)	498,678
96,891	FHLMC, 12-month LIBOR + 1.722%, 3.472%, 12/01/2037(b)	99,907

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$1,635,094	FHLMC, 12-month LIBOR + 1.767%, 3.517%, 9/01/2035(b)	$1,715,712
1,264,453	FHLMC, 1-year CMT + 2.286%, 3.529%, 2/01/2036(b)	1,331,110
2,450,380	FHLMC, 1-year CMT + 2.267%, 3.550%, 2/01/2036(b)	2,580,090
410,783	FHLMC, 12-month LIBOR + 1.810%, 3.564%, 4/01/2037(b)	429,821
438,939	FHLMC, 12-month LIBOR + 1.867%, 3.630%, 11/01/2038(b)	459,575
2,403,454	FHLMC, 12-month LIBOR + 1.896%, 3.646%, 9/01/2041(b)	2,517,744
384,384	FHLMC, 12-month LIBOR + 1.907%, 3.656%, 12/01/2034(b)	405,273
970,853	FHLMC, 1-year CMT + 2.245%, 3.672%, 3/01/2036(b)	1,021,518
602,018	FHLMC, 12-month LIBOR + 1.883%, 3.681%, 3/01/2038(b)	631,318
1,603,300	FHLMC, 12-month LIBOR + 1.822%, 3.801%, 4/01/2037(b)	1,679,466
398,309	FHLMC, 1-year CMT + 2.250%, 3.963%, 2/01/2035(b)	419,735
377,547	FHLMC, 12-month LIBOR + 2.180%, 4.124%, 3/01/2037(b)	399,710
314,826	FNMA, 1-year CMT + 2.214%, 3.010%, 4/01/2033(b)	328,816
1,211,626	FNMA, 6-month LIBOR + 1.543%, 3.126%, 7/01/2035(b)	1,253,996
957,158	FNMA, 1-year CMT + 2.194%, 3.215%, 6/01/2036(b)	1,006,321
499,898	FNMA, 1-year CMT + 2.145%, 3.240%, 9/01/2036(b)	524,528
127,089	FNMA, 6-month LIBOR + 1.512%, 3.265%, 2/01/2037(b)	131,331
2,269,643	FNMA, 1-year CMT + 2.274%, 3.274%, 6/01/2037(b)	2,391,041
1,068,865	FNMA, 1-year CMT + 2.287%, 3.287%, 6/01/2033(b)	1,133,603
3,068,700	FNMA, 1-year CMT + 2.175%, 3.290%, 12/01/2040(b)	3,236,205
2,697,639	FNMA, 12-month LIBOR + 1.568%, 3.322%, 9/01/2037(b)	2,798,961
2,146,331	FNMA, 1-year CMT + 2.174%, 3.326%, 11/01/2033(b)	2,263,753
4,362,642	FNMA, 1-year CMT + 2.191%, 3.341%, 10/01/2034(b)	4,593,333
1,175,705	FNMA, 1-year CMT + 2.223%, 3.348%, 8/01/2035(b)	1,240,536
2,158,392	FNMA, 12-month LIBOR + 1.612%, 3.366%, 7/01/2038(b)	2,245,729
283,406	FNMA, 12-month LIBOR + 1.619%, 3.369%, 8/01/2035(b)	296,623
2,414,837	FNMA, 12-month LIBOR + 1.570%, 3.376%, 4/01/2037(b)	2,522,966
465,017	FNMA, 1-year CMT + 2.185%, 3.378%, 12/01/2034(b)	484,122
775,849	FNMA, 12-month LIBOR + 1.632%, 3.382%, 8/01/2034(b)	811,948
739,016	FNMA, 12-month LIBOR + 1.629%, 3.391%, 4/01/2037(b)	764,695
2,182,884	FNMA, 12-month LIBOR + 1.612%, 3.407%, 7/01/2035(b)	2,285,623
385,852	FNMA, 12-month LIBOR + 1.657%, 3.407%, 8/01/2038(b)	400,155
498,567	FNMA, 12-month LIBOR + 1.663%, 3.413%, 10/01/2033(b)	522,303
542,500	FNMA, 1-year CMT + 2.126%, 3.464%, 9/01/2034(b)	569,521
855,011	FNMA, 1-year CMT + 2.287%, 3.467%, 10/01/2033(b)	899,248
3,188,141	FNMA, 1-year CMT + 2.218%, 3.474%, 4/01/2034(b)	3,351,020
506,217	FNMA, 12-month LIBOR + 1.677%, 3.489%, 11/01/2036(b)	531,139
398,672	FNMA, 12-month LIBOR + 1.747%, 3.500%, 11/01/2035(b)	418,785
1,102,380	FNMA, 1-year CMT + 2.231%, 3.508%, 4/01/2034(b)	1,160,693
150,444	FNMA, 1-year CMT + 2.441%, 3.526%, 8/01/2033(b)	158,415
3,039,599	FNMA, 12-month LIBOR + 1.800%, 3.550%, 10/01/2041(b)	3,169,419
874,543	FNMA, 12-month LIBOR + 1.800%, 3.550%, 12/01/2041(b)	905,991
1,881,496	FNMA, 12-month LIBOR + 1.743%, 3.554%, 9/01/2037(b)	1,968,398
263,840	FNMA, 12-month LIBOR + 1.800%, 3.563%, 3/01/2034(b)	277,187
2,265,295	FNMA, 12-month LIBOR + 1.784%, 3.579%, 3/01/2037(b)	2,369,634
356,359	FNMA, 12-month LIBOR + 1.802%, 3.595%, 7/01/2041(b)	370,664
925,811	FNMA, 1-year CMT + 2.185%, 3.610%, 1/01/2036(b)	971,501

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$105,235	FNMA, 12-month LIBOR + 1.829%, 3.634%, 1/01/2037(b)	$110,026
368,627	FNMA, 1-year CMT + 2.500%, 3.688%, 8/01/2036(b)	391,146
513,996	FNMA, 12-month LIBOR + 1.765%, 3.692%, 2/01/2037(b)	537,587
1,997,013	FNMA, 6-month LIBOR + 2.161%, 3.717%, 7/01/2037(b)	2,110,473
753,209	FNMA, 1-year CMT + 2.516%, 3.836%, 5/01/2035(b)	801,068
1,168,032	FNMA, 12-month LIBOR + 1.820%, 3.917%, 2/01/2047(b)	1,234,668
700,042	FNMA, 12-month LIBOR + 2.473%, 4.348%, 6/01/2035(b)	752,450

		77,562,436

	Mortgage Related — 13.5%
80,455	FHLMC, 3.000%, 10/01/2026	80,906
583,485	FHLMC, 4.000%, with various maturities from 2024 to 2042(f)	603,243
345,542	FHLMC, 4.500%, with various maturities from 2025 to 2034(f)	359,352
150,741	FHLMC, 5.500%, 10/01/2023	156,814
141,178	FHLMC, COFI + 1.250%, 5.767%, 6/01/2020(b)	143,635
247,575	FHLMC, COFI + 1.250%, 5.897%, 8/01/2020(b)	254,210
127,372	FHLMC, COFI + 1.250%, 5.923%, 10/01/2020(b)	130,216
190,368	FHLMC, COFI + 1.250%, 5.953%, 11/01/2020(b)	194,257
7,191	FHLMC, 6.000%, 11/01/2019	7,285
281,716	FHLMC, 6.500%, 12/01/2034	317,262
317	FHLMC, 7.500%, 6/01/2026	347
2,534	FHLMC, 11.500%, 4/01/2020	2,538
157,945	FNMA, 3.000%, 3/01/2042	155,303
1,623,276	FNMA, 5.000%, with various maturities from 2037 to 2038(f)	1,752,533
861,629	FNMA, 5.500%, with various maturities from 2018 to 2033(f)	916,740
941,033	FNMA, 6.000%, with various maturities from 2021 to 2022(f)	981,813
200,266	FNMA, 6.500%, with various maturities from 2032 to 2037(f)	223,610
3,741	FNMA, 7.000%, 12/01/2022	3,744
76,089	FNMA, 7.500%, with various maturities from 2030 to 2032(f)	82,517
3,639,151	GNMA, 1-month LIBOR + 1.719%, 3.330%, 2/20/2061(b)	3,804,815
2,785,991	GNMA, 1-month LIBOR + 1.890%, 3.454%, 2/20/2063(b)	2,923,172
3,732,933	GNMA, 1-month LIBOR + 2.160%, 3.724%, 3/20/2063(b)	3,920,615
905,214	GNMA, 1-month LIBOR + 2.263%, 3.827%, 5/20/2065(b)	964,123
1,011,978	GNMA, 1-month LIBOR + 2.275%, 3.836%, 6/20/2065(b)	1,082,220
2,031,165	GNMA, 1-month LIBOR + 2.369%, 3.932%, 2/20/2063(b)	2,144,447
1,550,793	GNMA, 4.439%, 2/20/2063(a)	1,589,740
3,248,588	GNMA, 4.440%, 6/20/2063(a)	3,346,337
1,694,006	GNMA, 4.443%, 3/20/2063(a)	1,739,380
3,258,490	GNMA, 4.450%, 2/20/2062(a)	3,304,871
3,687,082	GNMA, 4.500%, 10/20/2065(a)	3,931,145
2,685,400	GNMA, 4.509%, 12/20/2061(a)	2,723,635
10,537,921	GNMA, 4.510%, 12/20/2061(a)	10,655,188
6,033,492	GNMA, 4.541%, 12/20/2062(a)	6,178,974
1,461,788	GNMA, 4.555%, 3/20/2062(a)	1,485,980
565,080	GNMA, 4.556%, 8/20/2061(a)	572,289
2,837,144	GNMA, 4.558%, 6/20/2062(a)	2,890,408
10,694,961	GNMA, 4.577%, with various maturities from 2062 to 2063(a)(f)	10,932,335
622,179	GNMA, 4.589%, 7/20/2063(a)	659,169

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$1,971,028	GNMA, 4.603%, 2/20/2066(a)	$2,098,409
1,808,914	GNMA, 4.624%, 3/20/2064(a)	1,926,815
1,131,527	GNMA, 4.641%, 3/20/2062(a)	1,148,203
399,887	GNMA, 4.652%, 1/20/2064(a)	426,862
4,430,697	GNMA, 4.673%, 2/20/2062(a)	4,492,854
2,086,076	GNMA, 4.683%, 11/20/2063(a)	2,210,809
4,267,458	GNMA, 4.684%, with various maturities from 2061 to 2064(a)(f)	4,397,304
2,039,769	GNMA, 4.687%, 2/20/2062(a)	2,066,846
3,664,848	GNMA, 4.700%, with various maturities in 2061(a)(f)	3,691,637
400,837	GNMA, 4.717%, 3/20/2061(a)	403,542
752,799	GNMA, 4.732%, 8/20/2062(a)	765,491
278,765	GNMA, 5.024%, 4/20/2061(a)	284,936
13,986	GNMA, 6.000%, 12/15/2031	15,645
59,821	GNMA, 6.500%, 5/15/2031	67,326
66,478	GNMA, 7.000%, 10/15/2028	73,153

		95,285,000

	Non-Agency Commercial Mortgage-Backed Securities — 3.9%
1,310,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	1,274,777
1,672,583	Commercial Mortgage Pass Through Certificates, Series 2014-FL5, Class A, 1-month LIBOR + 1.370%, 3.110%, 10/15/2031, 144A(b)	1,676,170
1,488,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,536,483
4,282,000	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	4,361,936
1,398,894	DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/2044, 144A	1,454,129
1,177,707	GP Portfolio Trust, Series 2014-GPP, Class A, 1-month LIBOR + 1.200%, 2.977%, 2/15/2027, 144A(b)	1,177,921
2,600,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	2,588,922
5,535,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, 1-month LIBOR + 0.900%, 2.677%, 10/15/2029, 144A(b)	5,534,993
3,544,608	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, 1-month LIBOR + 1.700%, 3.477%, 7/15/2036, 144A(b)	3,551,206
1,040,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134%, 12/15/2048	1,035,757
3,426,748	Starwood Retail Property Trust, Inc., Series 2014-STAR, Class A, 1-month LIBOR + 1.220%, 2.997%, 11/15/2027, 144A(b)	3,430,163

		27,622,457

	Sovereigns — 0.3%
1,955,000	U.S. Department of Housing and Urban Development, 1.880%, 8/01/2019	1,943,641

	Treasuries — 31.5%
4,190,000	U.S. Treasury Note, 0.625%, 4/30/2018	4,186,863
7,100,000	U.S. Treasury Note, 0.875%, 7/31/2019	6,977,969
7,000,000	U.S. Treasury Note, 1.125%, 2/28/2021	6,750,625
20,395,000	U.S. Treasury Note, 1.125%, 6/30/2021	19,564,860

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Treasuries — continued
$25,890,000	U.S. Treasury Note, 1.125%, 8/31/2021	$24,762,369
4,500,000	U.S. Treasury Note, 1.375%, 12/15/2019	4,432,851
4,145,000	U.S. Treasury Note, 1.375%, 1/31/2021	4,029,879
5,000,000	U.S. Treasury Note, 1.500%, 10/31/2019	4,941,602
7,550,000	U.S. Treasury Note, 1.750%, 11/15/2020	7,432,326
15,000,000	U.S. Treasury Note, 1.750%, 12/31/2020	14,750,977
8,460,000	U.S. Treasury Note, 1.750%, 6/30/2022	8,199,260
12,605,000	U.S. Treasury Note, 1.750%, 9/30/2022	12,184,013
7,895,000	U.S. Treasury Note, 1.875%, 4/30/2022	7,699,784
3,505,000	U.S. Treasury Note, 1.875%, 7/31/2022	3,410,940
17,015,000	U.S. Treasury Note, 2.000%, 12/31/2021	16,713,914
16,245,000	U.S. Treasury Note, 2.000%, 11/15/2026	15,321,066
13,945,000	U.S. Treasury Note, 2.125%, 9/30/2021	13,785,395
26,120,000	U.S. Treasury Note, 2.250%, 1/31/2024	25,581,275
1,780,000	U.S. Treasury Note, 2.250%, 11/15/2027	1,705,045
19,350,000	U.S. Treasury Note, 2.625%, 3/31/2025	19,272,902

		221,703,915

	Total Bonds and Notes (Identified Cost $676,835,699)	662,362,226

Short-Term Investments — 6.7%
22,900,000	Federal Home Loan Bank Discount Notes, 1.465%-1.690%, 4/02/2018(g)(h)	22,900,000
24,383,280	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2018 at 0.900% to be repurchased at $24,385,719 on 4/02/2018 collateralized by $24,675,000 U.S. Treasury Note, 2.750% due 2/15/2024 valued at $24,873,486 including accrued interest (Note 2 of Notes to Financial Statements)	24,383,280

	Total Short-Term Investments (Identified Cost $47,282,318)	47,283,280

	Total Investments — 100.7% (Identified Cost $724,118,017)	709,645,506
	Other assets less liabilities — (0.7)%	(4,589,535)

	Net Assets — 100.0%	$705,055,971

(†)	See Note 2 of Notes to Financial Statements.
(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2018 is disclosed.
(b)	Variable rate security. Rate as of March 31, 2018 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of March 31, 2018 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

(d)	Fair valued by the Fund’s adviser. At March 31, 2018, the value of these securities amounted to $232,384 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(f)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(h)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the value of Rule 144A holdings amounted to $34,690,632 or 4.9% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
COFI	Cost Of Funds Index
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average Interest
REMIC	Real Estate Mortgage Investment Conduit

Industry Summary at March 31, 2018 (Unaudited)

Treasuries	31.5%
Collateralized Mortgage Obligations	17.7
Agency Commercial Mortgage-Backed Securities	14.2
Mortgage Related	13.5
Hybrid ARMs	11.0
Non-Agency Commercial Mortgage-Backed Securities	3.9
Other Investments, less than 2% each	2.2
Short-Term Investments	6.7

Total Investments	100.7
Other assets less liabilities	(0.7)

Net Assets	100.0%

See accompanying notes to financial statements.

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|  52

Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	High Income Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
ASSETS
Investments at cost	$179,209,037	$180,930,861	$724,118,017
Net unrealized depreciation	(5,155,946)	(2,427,388)	(14,472,511)

Investments at value	174,053,091	178,503,473	709,645,506
Cash	346,854	4,396	33
Due from brokers (Note 2)	270,000	60,000	—
Foreign currency at value (identified cost $44,584, $0 and $0, respectively)	44,783	—	—
Receivable for Fund shares sold	93,118	283,126	689,621
Receivable for securities sold	46,988	486,796	43,818,279
Dividends and interest receivable	2,430,602	754,668	2,556,808
Unrealized appreciation on forward foreign currency contracts (Note 2)	2,257	—	—
Tax reclaims receivable	2,304	—	—
Receivable for variation margin on futures contracts (Note 2)	—	8,750	—
Receivable from distributor (Note 6d)	3,479	—	—
Prepaid expenses (Note 8)	20	21	92

TOTAL ASSETS	177,293,496	180,101,230	756,710,339

LIABILITIES
Payable for securities purchased	2,511,299	3,049,252	47,832,456
Payable for Fund shares redeemed	1,054,833	143,771	2,862,024
Unrealized depreciation on forward foreign currency contracts (Note 2)	374,733	—	—
Distributions payable	—	—	268,155
Management fees payable (Note 6)	81,297	32,350	234,870
Deferred Trustees’ fees (Note 6)	147,541	103,513	293,339
Administrative fees payable (Note 6)	6,693	6,718	27,118
Payable to distributor (Note 6d)	—	1,272	11,353
Other accounts payable and accrued expenses	53,391	41,465	125,053

TOTAL LIABILITIES	4,229,787	3,378,341	51,654,368

NET ASSETS	$173,063,709	$176,722,889	$705,055,971

NET ASSETS CONSIST OF:
Paid-in capital	$178,142,605	$182,188,007	$744,923,733
Distributions in excess of net investment income	(163,423)	(149,062)	(2,976,225)
Accumulated net realized gain (loss) on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	606,737	(2,914,730)	(22,419,026)
Net unrealized depreciation on investments, futures contracts, forward foreign currency contracts and foreign currency translations	(5,522,210)	(2,401,326)	(14,472,511)

NET ASSETS	$173,063,709	$176,722,889	$705,055,971

See accompanying notes to financial statements.

53  |

Statements of Assets and Liabilities (continued)

March 31, 2018 (Unaudited)

	High Income Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$28,252,661	$17,858,783	$318,741,309

Shares of beneficial interest	6,629,992	1,773,879	28,525,509

Net asset value and redemption price per share	$4.26	$10.07	$11.17

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$4.45	$10.52	$11.43

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$9,343,561	$3,163,568	$33,954,298

Shares of beneficial interest	2,186,246	314,104	3,036,089

Net asset value and offering price per share	$4.27	$10.07	$11.18

Class N shares:
Net assets	$10,302,423	$—	$2,383,367

Shares of beneficial interest	2,421,049	—	212,688

Net asset value, offering and redemption price per share	$4.26	$—	$11.21

Class Y shares:
Net assets	$125,165,064	$155,700,538	$349,976,997

Shares of beneficial interest	29,450,718	15,470,980	31,220,607

Net asset value, offering and redemption price per share	$4.25	$10.06	$11.21

See accompanying notes to financial statements.

|  54

Statements of Operations

For the Six Months Ended March 31, 2018 (Unaudited)

	High Income Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
INVESTMENT INCOME
Interest	$4,996,798	$2,416,246	$6,483,826
Dividends	100,070	—	—
Less net foreign taxes withheld	(1,240)	—	—

	5,095,628	2,416,246	6,483,826

Expenses
Management fees (Note 6)	526,816	227,216	1,337,479
Service and distribution fees (Note 6)	90,118	43,172	604,287
Administrative fees (Note 6)	38,895	40,261	161,392
Trustees’ fees and expenses (Note 6)	18,711	15,871	34,631
Transfer agent fees and expenses (Notes 6 and 7)	99,773	47,526	319,147
Audit and tax services fees	23,474	23,474	25,258
Custodian fees and expenses	13,329	9,735	20,500
Legal fees	1,578	1,698	5,890
Registration fees	52,216	18,917	45,233
Shareholder reporting expenses	14,491	11,537	48,364
Miscellaneous expenses (Note 8)	9,237	8,283	16,308

Total expenses	888,638	447,690	2,618,489
Less waiver and/or expense reimbursement (Note 6)	(96,541)	(40,973)	(11,272)

Net expenses	792,097	406,717	2,607,217

Net investment income	4,303,531	2,009,529	3,876,609

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY CONTRACTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	1,745,800	(1,435,148)	(372,142)
Futures contracts	—	(334,910)	—
Foreign currency transactions (Note 2c)	527	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(6,097,451)	(2,342,868)	(6,045,197)
Futures contracts	—	129,337	—
Forward foreign currency contracts (Note 2d)	(372,476)	—	—
Foreign currency translations (Note 2c)	6,822	—	—

Net realized and unrealized loss on investments, forward foreign currency contracts, futures contracts and foreign currency transactions	(4,716,778)	(3,983,589)	(6,417,339)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(413,247)	$(1,974,060)	$(2,540,730)

See accompanying notes to financial statements.

55  |

Statements of Changes in Net Assets

	High Income Fund		Intermediate Duration Bond Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
FROM OPERATIONS:
Net investment income	$4,303,531	$8,976,856	$2,009,529	$3,346,060
Net realized gain (loss) on investments, forward foreign currency contracts, futures contracts and foreign currency transactions	1,746,327	838,850	(1,770,058)	(364,816)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts, and foreign currency translations	(6,463,105)	3,999,707	(2,213,531)	(1,513,370)

Net increase (decrease) in net assets resulting from operations	(413,247)	13,815,413	(1,974,060)	1,467,874

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(699,389)	(1,577,362)	(226,235)	(390,277)
Class C	(191,537)	(453,429)	(22,124)	(36,839)
Class N	(45,245)	(41)	—	—
Class Y	(3,173,424)	(6,175,066)	(1,885,725)	(3,322,106)
Net realized capital gains
Class A	—	—	—	(146,821)
Class C	—	—	—	(22,477)
Class Y	—	—	—	(1,093,586)

Total distributions	(4,109,595)	(8,205,898)	(2,134,084)	(5,012,106)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(1,621,362)	(2,678,063)	1,110,766	21,450,975

Net increase (decrease) in net assets	(6,144,204)	2,931,452	(2,997,378)	17,906,743
NET ASSETS
Beginning of the period	179,207,913	176,276,461	179,720,267	161,813,524

End of the period	$173,063,709	$179,207,913	$176,722,889	$179,720,267

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(163,423)	$(357,359)	$(149,062)	$(24,507)

See accompanying notes to financial statements.

|  56

Statements of Changes in Net Assets (continued)

	Limited Term Government and Agency Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
FROM OPERATIONS:
Net investment income	$3,876,609	$5,954,599
Net realized loss on investments	(372,142)	(1,193,894)
Net change in unrealized appreciation (depreciation) on investments	(6,045,197)	(5,444,007)

Net decrease in net assets resulting from operations	(2,540,730)	(683,302)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(3,111,709)	(6,178,474)
Class C	(222,689)	(492,969)
Class N	(23,046)	(19,353)
Class Y	(3,863,127)	(6,976,388)

Total distributions	(7,220,571)	(13,667,184)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(26,950,326)	(171,478,152)

Net decrease in net assets	(36,711,627)	(185,828,638)
NET ASSETS
Beginning of the period	741,767,598	927,596,236

End of the period	$705,055,971	$741,767,598

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(2,976,225)	$367,737

See accompanying notes to financial statements.

57  |

Financial Highlights

For a share outstanding throughout each period.

	High Income Fund—Class A
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017		Year Ended September 30, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$4.37		$4.23		$3.99		$4.49		$4.59	$4.60

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.22		0.20		0.19		0.21	0.24
Net realized and unrealized gain (loss)	(0.11)		0.12		0.21		(0.39)		0.17	0.03

Total from Investment Operations	(0.01)		0.34		0.41		(0.20)		0.38	0.27

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.20)		(0.16)		(0.19)		(0.22)	(0.27)
Net realized capital gains	—		—		(0.01)		(0.11)		(0.26)	(0.01)

Total Distributions	(0.10)		(0.20)		(0.17)		(0.30)		(0.48)	(0.28)

Net asset value, end of the period	$4.26		$4.37		$4.23		$3.99		$4.49	$4.59

Total return(b)	(0.28	)%(c)(d)	8.17	%(d)	10.66	%(d)	(4.78	)%(d)	8.42%	6.27%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$28,253		$34,039		$34,820		$37,870		$42,630	$45,791
Net expenses	1.05	%(e)(f)	1.09	%(f)(g)	1.10	%(f)	1.11	%(f)(h)	1.14%	1.15	%(i)
Gross expenses	1.16	%(e)	1.15%		1.14%		1.13%		1.14%	1.15	%(i)
Net investment income	4.74	%(e)	5.03%		5.16%		4.41%		4.57%	5.11%
Portfolio turnover rate	27%		46%		38%		69%		59%	47%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2017, the expense limit decreased to 1.05%.
(h)	Effective July 1, 2015, the expense limit decreased to 1.10%.
(i)	Includes fee/expense recovery of 0.02%.

See accompanying notes to financial statements.

|  58

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class C
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017		Year Ended September 30, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$4.38		$4.24		$4.00		$4.50		$4.61	$4.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.18		0.18		0.16		0.18	0.21
Net realized and unrealized gain (loss)	(0.12)		0.12		0.20		(0.39)		0.16	0.04

Total from Investment Operations	(0.03)		0.30		0.38		(0.23)		0.34	0.25

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.16)		(0.13)		(0.16)		(0.19)	(0.24)
Net realized capital gains	—		—		(0.01)		(0.11)		(0.26)	(0.01)

Total Distributions	(0.08)		(0.16)		(0.14)		(0.27)		(0.45)	(0.25)

Net asset value, end of the period	$4.27		$4.38		$4.24		$4.00		$4.50	$4.61

Total return(b)	(0.66	)%(c)(d)	7.33	%(d)	9.81	%(d)	(5.48	)%(d)	7.60%	5.46%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$9,344		$11,227		$12,288		$12,609		$14,555	$15,233
Net expenses	1.80	%(e)(f)	1.84	%(f)(g)	1.85	%(f)	1.86	%(f)(h)	1.89%	1.90	%(i)
Gross expenses	1.91	%(e)	1.90%		1.89%		1.88%		1.89%	1.90	%(i)
Net investment income	3.97	%(e)	4.29%		4.43%		3.68%		3.84%	4.36%
Portfolio turnover rate	27%		46%		38%		69%		59%	47%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2017, the expense limit decreased to 1.80%.
(h)	Effective July 1, 2015, the expense limit decreased to 1.85%.
(i)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

59  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class N
	Six Months Ended March 31, 2018 (Unaudited)	Period Ended September 30, 2017*
Net asset value, beginning of the period	$4.36	$4.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08	0.19
Net realized and unrealized gain (loss)	(0.08)	0.18

Total from Investment Operations	—	0.37

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(0.17)

Net asset value, end of the period	$4.26	$4.36

Total return(b)(c)	0.10%	8.99%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$10,302	$1
Net expenses(d)(e)	0.75%	0.75	%(f)
Gross expenses(d)	0.81%	31.73%
Net investment income(d)	4.06%	5.19%
Portfolio turnover rate	27%	46	%(g)

*	From commencement of Class operations on November 30, 2016 through September 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2017, the expense limit decreased to 0.75%.
(g)	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.

See accompanying notes to financial statements.

|  60

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class Y
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017		Year Ended September 30, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$4.36		$4.22		$3.98		$4.48		$4.59	$4.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.23		0.21		0.20		0.22	0.25
Net realized and unrealized gain (loss)	(0.12)		0.12		0.21		(0.39)		0.16	0.04

Total from Investment Operations	(0.01)		0.35		0.42		(0.19)		0.38	0.29

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.21)		(0.17)		(0.20)		(0.23)	(0.28)
Net realized capital gains	—		—		(0.01)		(0.11)		(0.26)	(0.01)

Total Distributions	(0.10)		(0.21)		(0.18)		(0.31)		(0.49)	(0.29)

Net asset value, end of the period	$4.25		$4.36		$4.22		$3.98		$4.48	$4.59

Total return	(0.15	)%(b)(c)	8.47	%(c)	10.98	%(c)	(4.54	)%(c)	8.72%	6.56%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$125,165		$133,940		$129,169		$116,837		$125,185	$108,170
Net expenses	0.80	%(d)(e)	0.84	%(e)(f)	0.85	%(e)	0.86	%(e)(g)	0.89%	0.90	%(h)
Gross expenses	0.91	%(d)	0.90%		0.89%		0.88%		0.89%	0.90	%(h)
Net investment income	5.02	%(d)	5.28%		5.43%		4.67%		4.83%	5.37%
Portfolio turnover rate	27%		46%		38%		69%		59%	47%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2017, the expense limit decreased to 0.80%.
(g)	Effective July 1, 2015, the expense limit decreased to 0.85%.
(h)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

61  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class A*
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$10.29		$10.52	$10.39	$10.39	$10.34	$10.80

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.17	0.20	0.20	0.22	0.18
Net realized and unrealized gain (loss)	(0.21)		(0.12)	0.17	0.03	0.11	(0.23)

Total from Investment Operations	(0.11)		0.05	0.37	0.23	0.33	(0.05)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.20)	(0.21)	(0.22)	(0.25)	(0.24)
Net realized capital gains	—		(0.08)	(0.03)	(0.01)	(0.03)	(0.17)

Total Distributions	(0.11)		(0.28)	(0.24)	(0.23)	(0.28)	(0.41)

Net asset value, end of the period	$10.07		$10.29	$10.52	$10.39	$10.39	$10.34

Total return(b)(c)	(1.09	)%(d)	0.44%	3.64%	2.17%	3.24%	(0.46)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$17,859		$21,828	$19,327	$18,425	$5,931	$5,601
Net expenses(e)	0.65	%(f)	0.65%	0.65%	0.65%	0.65%	0.65%
Gross expenses	0.69	%(f)	0.72%	0.72%	0.71%	0.85%	0.79%
Net investment income	2.00	%(f)	1.69%	1.89%	1.93%	2.07%	1.71%
Portfolio turnover rate	81%		216%	151%	151%	134%	124%

*	Effective August 31, 2016, Retail Class shares were redesignated as Class A shares.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  62

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class C
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Period Ended September 30, 2016*
Net asset value, beginning of the period	$10.30		$10.53	$10.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.10	0.01
Net realized and unrealized gain (loss)	(0.22)		(0.13)	0.00	(b)

Total from Investment Operations	(0.16)		(0.03)	0.01

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)		(0.12)	(0.01)
Net realized capital gains	—		(0.08)	—

Total Distributions	(0.07)		(0.20)	(0.01)

Net asset value, end of the period	$10.07		$10.30	$10.53

Total return(c)(d)	(1.55	)%(e)	(0.29)%	0.08	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,164		$3,225	$3,088
Net expenses(f)	1.40	%(g)	1.40%	1.40	%(g)
Gross expenses	1.45	%(g)	1.48%	1.56	%(g)
Net investment income	1.26	%(g)	0.95%	0.86	%(g)
Portfolio turnover rate	81%		216%	151%

*	From commencement of Class operations on August 31, 2016 through September 30, 2016.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

63  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class Y*
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of the period	$10.29		$10.52	$10.39	$10.39	$10.33	$10.80

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.20	0.22	0.22	0.24	0.21
Net realized and unrealized gain (loss)	(0.22)		(0.13)	0.18	0.04	0.12	(0.24)

Total from Investment Operations	(0.11)		0.07	0.40	0.26	0.36	(0.03)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.22)	(0.24)	(0.25)	(0.27)	(0.27)
Net realized capital gains	—		(0.08)	(0.03)	(0.01)	(0.03)	(0.17)

Total Distributions	(0.12)		(0.30)	(0.27)	(0.26)	(0.30)	(0.44)

Net asset value, end of the period	$10.06		$10.29	$10.52	$10.39	$10.39	$10.33

Total return(b)	(1.06	)%(c)	0.69%	3.90%	2.42%	3.60%	(0.30)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$155,701		$154,668	$139,398	$88,592	$66,759	$66,424
Net expenses(d)	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Gross expenses	0.45	%(e)	0.47%	0.47%	0.47%	0.57%	0.48%
Net investment income	2.26	%(e)	1.93%	2.11%	2.15%	2.31%	1.97%
Portfolio turnover rate	81%		216%	151%	151%	134%	124%

*	Effective August 31, 2016, Institutional Class shares were redesignated as Class Y shares.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  64

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class A
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013
Net asset value, beginning of the period	$11.32		$11.51	$11.57		$11.61	$11.68		$12.04

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.08	0.11		0.14	0.16		0.13
Net realized and unrealized gain (loss)	(0.09)		(0.09)	0.00	(b)	0.01 (c)	0.01		(0.23)

Total from Investment Operations	(0.04)		(0.01)	0.11		0.15	0.17		(0.10)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.18)	(0.17)		(0.19)	(0.24)		(0.26)
Net realized capital gains	—		—	—		—	—		(0.00	)(b)
Paid-in capital	—		—	—		—	—		(0.00	)(b)

Total Distributions	(0.11)		(0.18)	(0.17)		(0.19)	(0.24)		(0.26)

Net asset value, end of the period	$11.17		$11.32	$11.51		$11.57	$11.61		$11.68

Total return(d)	(0.39	)%(e)	(0.04)%	0.93%		1.26%	1.44%		(0.81)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$318,741		$336,227	$442,671		$346,317	$314,360		$355,212
Net expenses	0.80	%(f)	0.80%	0.77%		0.77%	0.80	%(g)	0.87	%(h)
Gross expenses	0.80	%(f)	0.80%	0.77%		0.77%	0.80	%(g)	0.87	%(h)
Net investment income	0.98	%(f)	0.67%	0.96%		1.21%	1.35%		1.11%
Portfolio turnover rate	69%		126%	109	%(i)	48%	24%		39%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	Includes corporate tax expenses of 0.03%. Without this expense the ratio of net expenses would have been 0.84%.
(i)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to fluctuation in the level of fund assets due to shareholder flows.

See accompanying notes to financial statements.

65  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class C
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013
Net asset value, beginning of the period	$11.33		$11.52	$11.58		$11.62	$11.69		$12.05

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01		(0.01)	0.02		0.05	0.07		0.04
Net realized and unrealized gain (loss)	(0.10)		(0.08)	0.00	(b)	0.01 (c)	0.01		(0.23)

Total from Investment Operations	(0.09)		(0.09)	0.02		0.06	0.08		(0.19)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.10)	(0.08)		(0.10)	(0.15)		(0.17)
Net realized capital gains	—		—	—		—	—		(0.00	)(b)
Paid-in capital	—		—	—		—	—		(0.00	)(b)

Total Distributions	(0.06)		(0.10)	(0.08)		(0.10)	(0.15)		(0.17)

Net asset value, end of the period	$11.18		$11.33	$11.52		$11.58	$11.62		$11.69

Total return(d)	(0.76	)%(e)	(0.79)%	0.18%		0.51%	0.69%		(1.55)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$33,954		$43,319	$73,027		$63,167	$56,936		$71,963
Net expenses	1.55	%(f)	1.55%	1.52%		1.53%	1.55	%(g)	1.62	%(h)
Gross expenses	1.55	%(f)	1.55%	1.52%		1.53%	1.55	%(g)	1.62	%(h)
Net investment income (loss)	0.22	%(f)	(0.09)%	0.21%		0.47%	0.61%		0.36%
Portfolio turnover rate	69%		126%	109	%(i)	48%	24%		39%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	Includes corporate tax expenses of 0.03%. Without this expense the ratio of net expenses would have been 1.59%.
(i)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to fluctuation in the level of fund assets due to shareholder flows.

See accompanying notes to financial statements.

|  66

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class N
	Six Months Ended March 31, 2018 (Unaudited)	Period Ended September 30, 2017*
Net asset value, beginning of the period	$11.36	$11.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07	0.05
Net realized and unrealized gain (loss)	(0.09)	0.08	(b)

Total from Investment Operations	(0.02)	0.13

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.16)

Net asset value, end of the period	$11.21	$11.36

Total return(c)(d)	(0.22)%	1.12%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,383	$1,900
Net expenses(e)(f)	0.47%	0.47%
Gross expenses(f)	0.48%	0.50%
Net investment income(f)	1.32%	0.64%
Portfolio turnover rate	69%	126	%(g)

*	From commencement of Class operations on February 1, 2017 through September 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.

See accompanying notes to financial statements.

67  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class Y
	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013
Net asset value, beginning of the period	$11.36		$11.55	$11.61		$11.65	$11.72		$12.08

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.11	0.14		0.17	0.18		0.16
Net realized and unrealized gain (loss)	(0.10)		(0.09)	0.00	(b)	0.01 (c)	0.02		(0.23)

Total from Investment Operations	(0.03)		0.02	0.14		0.18	0.20		(0.07)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.21)	(0.20)		(0.22)	(0.27)		(0.29)
Net realized capital gains	—		—	—		—	—		(0.00	)(b)
Paid-in capital	—		—	—		—	—		(0.00	)(b)

Total Distributions	(0.12)		(0.21)	(0.20)		(0.22)	(0.27)		(0.29)

Net asset value, end of the period	$11.21		$11.36	$11.55		$11.61	$11.65		$11.72

Total return	(0.26	)%(d)	0.22%	1.19%		1.51%	1.70%		(0.56)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$349,977		$360,322	$411,898		$431,727	$330,224		$252,127
Net expenses	0.55	%(e)	0.55%	0.52%		0.52%	0.55	%(f)	0.62	%(g)
Gross expenses	0.55	%(e)	0.55%	0.52%		0.52%	0.55	%(f)	0.62	%(g)
Net investment income	1.23	%(e)	0.92%	1.20%		1.45%	1.58%		1.35%
Portfolio turnover rate	69%		126%	109	%(h)	48%	24%		39%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of less than 0.01%.
(g)	Includes corporate tax expenses of 0.03%. Without this expense the ratio of net expenses would have been 0.59%.
(h)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to fluctuation in the level of fund assets due to shareholder flows.

See accompanying notes to financial statements.

|  68

Notes to Financial Statements

March 31, 2018 (Unaudited)

1.  Organization.  Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Funds I:

Loomis Sayles Intermediate Duration Bond Fund (the “Intermediate Duration Bond Fund”)

Loomis Sayles Funds II:

Loomis Sayles High Income Fund (the “High Income Fund”)

Loomis Sayles Limited Term Government and Agency Fund (the “Limited Term Government and Agency Fund”)

Each Fund is a diversified investment company.

The Funds each offer Class A, Class C and Class Y shares. In addition, High Income Fund and Limited Term Government and Agency Fund began offering Class N shares effective November 30, 2016 and February 1, 2017, respectively. Class T shares of the Funds are not currently available for purchase.

Class A shares of Intermediate Duration Bond Fund and High Income Fund are sold with a maximum front-end sales charge of 4.25%. Class A shares of Limited Term Government and Agency Fund are sold with a maximum front-end sales charge of 2.25%. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C) and transfer agent fees for High Income Fund and Limited Term Government

69  |

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

and Agency Fund are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange

|  70

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Centrally cleared credit default swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

71  |

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

As of March 31, 2018, securities held by the Funds were fair valued as follows:

Fund	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
High Income Fund	$2,856,941	1.7%	$1,509,940	0.9%
Limited Term Government and Agency Fund	—	—	232,384	Less than 0.1%

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the funds have net losses, reduce the amount of income available to be distributed by the Funds.

|  72

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

During the six months ended March 31, 2018, the amount of income available to be distributed by High Income Fund has been reduced by $214,847, as a result of losses arising from changes in exchange rates.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

e.  Futures Contracts.  The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal

73  |

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Swap Agreements.  The Funds may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of

|  74

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

the agreement and are recorded in the Statement of Assets and Liabilities as fees receivable or payable. When received or paid, fees are recorded in the Statement of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

No swap agreements were held by the Funds during the six months ended March 31, 2018.

g.  When-Issued and Delayed Delivery Transactions.  The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as

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collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

There were no when-issued or delayed delivery securities held by the Funds as of March 31, 2018.

h.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2018 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

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Notes to Financial Statements (continued)

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i.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, corporate actions, premium amortization, defaulted and/or non-income producing securities, paydown gains and losses, return of capital distributions received, convertible bonds and distribution re-designations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization, futures contracts mark-to-market, corporate actions, contingent payment debt instruments, convertible bonds, defaulted and/or non-income producing securities and return of capital distributions received. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2017 was as follows:

	2017 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
High Income Fund	$8,205,898	$—	$8,205,898
Intermediate Duration Bond Fund	4,972,573	39,533	5,012,106
Limited Term Government and Agency Fund	13,667,184	—	13,667,184

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

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As of September 30, 2017, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	High Income Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$—	$(1,659,130)
Long-term:
No expiration date	(1,006,154)	—	(20,182,527)

Total capital loss carryforward	$(1,006,154)	$—	$(21,841,657)

Late-year ordinary and post-October capital loss deferrals*	$(2,258)	$(1,131,587)	$—

*	Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. High Income Fund and Intermediate Duration Bond Fund are deferring foreign currency losses and capital losses, respectively.

As of March 31, 2018, unrealized depreciation on a tax basis was as follows:

	High Income Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Unrealized depreciation
Investments	$(4,554,146)	$(2,504,295)	$(14,693,184)
Foreign currency translations	(1,101,217)	—	—

Total unrealized depreciation	$(5,655,363)	$(2,504,295)	$(14,693,184)

As of March 31, 2018, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	High Income Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Federal tax cost	$179,342,190	$181,033,830	$724,338,690

Gross tax appreciation	$5,742,388	$478,202	$2,173,456
Gross tax depreciation	(11,403,963)	(2,982,497)	(16,866,640)

Net tax depreciation	$(5,661,575)	$(2,504,295)	$(14,693,184)

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Notes to Financial Statements (continued)

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Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.

Differences between these amounts and those reported in the preceding table are primarily attributable to foreign currency mark-to-market.

j.  Loan Participations.  High Income Fund may invest in loans to corporate, governmental or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and the Fund may have minimal control over the terms of any loan modification. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. Loan agreements and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

k.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2018, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

l.  Due from Brokers.  Transactions and positions in certain futures and forward foreign currency contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for High Income Fund represents cash pledged as collateral for forward foreign currency contracts. The due from broker balance in the Statements of Assets and Liabilities for

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

Intermediate Duration Bond Fund represents cash pledged as initial margin for futures contracts. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

m.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2018, none of the Funds had loaned securities under this agreement.

n.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

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Notes to Financial Statements (continued)

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•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2018, at value:

High Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$223,045	$249,093	(b)	$472,138
Home Construction	—	3,547,857	12	(c)	3,547,869
All Other Non-Convertible Bonds(a)	—	137,220,792	—		137,220,792

Total Non-Convertible Bonds	—	140,991,694	249,105		141,240,799

Convertible Bonds(a)	—	18,009,373	—		18,009,373

Total Bonds and Notes	—	159,001,067	249,105		159,250,172

Loan Participations(a)	—	—	474,775	(d)	474,775
Senior Loans(a)	—	2,034,984	—		2,034,984
Preferred Stocks
Convertible Preferred Stocks(a)	—	2,248,885	—		2,248,885
Non-Convertible Preferred Stocks(a)	13,585	—	—		13,585

Total Preferred Stocks	13,585	2,248,885	—		2,262,470

Other Investments(a)	—	—	1,035,153	(e)	1,035,153
Common Stocks
Media	—	35,166	—		35,166
Oil, Gas & Consumable Fuels	2,416,810	154,258	—		2,571,068
All Other Common Stocks(a)	550,439	—	—		550,439

Total Common Stocks	2,967,249	189,424	—		3,156,673

Warrants	1,799	—	—		1,799
Short-Term Investments	—	5,837,065	—		5,837,065
Forward Foreign Currency Contracts (unrealized appreciation)	—	2,257	—		2,257

Total	$2,982,633	$169,313,682	$1,759,033		$174,055,348

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Notes to Financial Statements (continued)

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High Income Fund (continued)

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(374,733)	$—	$(374,733)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser.
(d)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.
(e)	Fair valued by the Fund’s adviser ($44,852) or fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($990,301).

Intermediate Duration Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$175,335,054	$—	$175,335,054
Short-Term Investments	—	3,168,419	—	3,168,419
Futures Contracts (unrealized appreciation)	26,062	—	—	26,062

Total	$26,062	$178,503,473	$—	$178,529,535

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2018, there were no transfers among Levels 1, 2 and 3.

Limited Term Government and Agency Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$124,305,786	$232,384	(b)	$124,538,170
All Other Bonds and Notes(a)	—	537,824,056	—		537,824,056

Total Bonds and Notes	—	662,129,842	232,384		662,362,226

Short-Term Investments	—	47,283,280	—		47,283,280

Total	$—	$709,413,122	$232,384		$709,645,506

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

For the six months ended March 31, 2018, there were no transfers among Levels 1, 2 and 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2017 and/or March 31, 2018:

High Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—		$—	$—	$624	$254,997
Home Construction	12		12,283	—	(12,283)	—
Non-Agency Commercial Mortgage-Backed Securities	939,675		—	—	(4,675)	—
Loan Participations
ABS Other	—		9	54	(298)	497,937
Other Investments
Aircraft ABS	1,853,562		—	—	(818,409)	—
Common Stocks
Media	23,855		—	—	—	—
Oil, Gas & Consumable Fuels	154,523		—	(498,179)	592,218	—
Warrants	—	(a)	—	—	—	—

Total	$2,971,627		$12,292	$(498,125)	$(242,823)	$752,934

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

High Income Fund (continued)

Asset Valuation Inputs (continued)

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2018
Bonds and Notes
Non-Convertible Bonds
ABS Other	$(6,528)	$—	$—	$249,093	$624
Home Construction	—	—	—	12	(12,283)
Non-Agency Commercial Mortgage-Backed Securities	(935,000)	—	—	—	—
Loan Participations
ABS Other	(22,927)	—	—	474,775	(298)
Other Investments
Aircraft ABS	—	—	—	1,035,153	(818,409)
Common Stocks
Media	—	—	(23,855)	—	—
Oil, Gas & Consumable Fuels	(149,338)	—	(99,224)	—	—
Warrants	—	—	—	—	—

Total	$(1,113,793)	$—	$(123,079)	$1,759,033	$(830,366)

(a)	Includes a security fair valued at zero using Level 3 inputs that expired as worthless during the period.

Common stocks valued at $123,079 were transferred from Level 3 to Level 2 during the period ended March 31, 2018. At September 30, 2017, these securities were valued at fair value as determined in good faith by the Fund’s advisor using broker-dealer bid prices for which the inputs are unobservable to the Fund. At March 31, 2018, these securities were valued on the basis of closing bid quotations furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

Limited Term Government and Agency Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Collateralized Mortgage Obligations	$274,554	$—	$(77)	$277	$—

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2018
Bonds and Notes
Collateralized Mortgage Obligations	$(42,370)	$—	$—	$232,384	$(368)

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that High Income Fund and Intermediate Duration Bond Fund used during the period include forward foreign currency contracts and futures contracts, respectively.

High Income Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the six months ended March 31, 2018, High Income Fund engaged in forward foreign currency transactions for hedging purposes.

Intermediate Duration Bond Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. A Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

hedge against changes in interest rates and to manage its duration in order to control interest rate risk without having to buy or sell portfolio securities. During the six months ended March 31, 2018, Intermediate Duration Bond Fund used futures contracts for hedging purposes and to manage duration.

The following is a summary of derivative instruments for High Income Fund as of March 31, 2018, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$2,257

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(374,733)

Transactions in derivative instruments for High Income Fund during the six months ended March 31, 2018, as reflected within the Statements of Operations, were as follows:

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts
Foreign exchange contracts	$(372,476)

The following is a summary of derivative instruments for Intermediate Duration Bond Fund as of March 31, 2018, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts
Exchange-traded/cleared asset derivatives
Interest rate contracts	$26,062

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

Transactions in derivative instruments for Intermediate Duration Bond Fund during the six months ended March 31, 2018, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(334,910)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$129,337

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract and futures contract activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2018:

High Income Fund	Forwards
Average Notional Amount Outstanding	1.13%
Highest Notional Amount Outstanding	1.61%
Lowest Notional Amount Outstanding	0.95%
Notional Amount Outstanding as of March 31, 2018	1.50%

Intermediate Duration Bond Fund	Futures
Average Notional Amount Outstanding	5.10%
Highest Notional Amount Outstanding	5.18%
Lowest Notional Amount Outstanding	4.93%
Notional Amount Outstanding as of March 31, 2018	5.18%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA

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Notes to Financial Statements (continued)

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agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of March 31, 2018, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

High Income Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
HSBC Bank USA	$2,257	$(1,331)	$926	$—	$926

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(373,402)	$—	$(373,402)	$270,000	$(103,402)
HSBC Bank USA	(1,331)	1,331	—	—	—

	$(374,733)	$1,331	$(373,402)	$270,000	$(103,402)

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty

89  |

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2018:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
High Income Fund	$272,257	$926
Intermediate Duration Bond Fund	68,750	68,750

5.  Purchases and Sales of Securities.  For the six months ended March 31, 2018, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
High Income Fund	$5,314,678	$—	$42,553,395	$45,046,434
Intermediate Duration Bond Fund	52,696,882	74,232,261	94,209,278	71,098,354
Limited Term Government and Agency Fund	445,342,676	425,339,384	17,794,955	56,707,923

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $500 million	Next $1.5 billion	Over $2 billion
High Income Fund	0.6000%	0.6000%	0.6000%
Intermediate Duration Bond Fund	0.2500%	0.2500%	0.2500%
Limited Term Government and Agency Fund	0.3750%	0.3500%	0.3000%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2019, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2018 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
High Income Fund	1.05%	1.80%	0.75%	0.80%
Intermediate Duration Bond Fund	0.65%	1.40%	—	0.40%
Limited Term Government and Agency Fund	0.80%	1.55%	0.50%	0.55%

Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

For the six months ended March 31, 2018, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
High Income Fund	$526,816	$96,455	$430,361	0.60%	0.49%
Intermediate Duration Bond Fund	227,216	40,973	186,243	0.25%	0.20%
Limited Term Government and Agency Fund	1,337,479	—	1,337,479	0.37%	0.37%

For the six months ended March 31, 2018, class-specific expenses have been reimbursed as follows:

	Reimbursement[1]
Fund	Class A	Class C	Class N	Class Y	Total
Limited Term Government and Agency Fund	$5,339	$586	$—	$5,209	$11,134

[1]	Waiver/expense reimbursements are subject to possible recovery until September 30, 2019.

No expenses were recovered for any of the Funds during the six months ended March 31, 2018 under the terms of the expense limitation agreements.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) (effective August 31, 2016 for Intermediate Duration Bond Fund), and a Distribution and Service Plan relating to each Fund’s Class B and Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended March 31, 2018, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
High Income Fund	$38,690	$12,857	$38,571
Intermediate Duration Bond Fund	27,206	3,992	11,974
Limited Term Government and Agency Fund	409,388	48,725	146,174

c.  Administrative Fees.  Natixis Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2018, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
High Income Fund	$38,895
Intermediate Duration Bond Fund	40,261
Limited Term Government and Agency Fund	161,392

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the

93  |

Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2018, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
High Income Fund	$89,257
Intermediate Duration Bond Fund	45,427
Limited Term Government and Agency Fund	183,083

As of March 31, 2018, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Intermediate Duration Bond Fund	$1,272
Limited Term Government and Agency Fund	11,353

As of March 31, 2018, Natixis Distribution owes the High Income Fund $3,479 for overpayments of sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as receivable from distributor).

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended March 31, 2018 were as follows:

Fund	Commissions
High Income Fund	$1,786
Intermediate Duration Bond Fund	88
Limited Term Government and Agency Fund	11,455

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $340,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $170,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $12,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2018, the Chairperson of the Board received a retainer fee at the annual rate of $325,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $155,000, the chairperson of the Contract Review Committee and Audit Committee each received an additional retainer fee at the annual rate of $17,500 and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $10,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

g.  Affiliated Ownership.  As of March 31, 2018, the percentage of each Fund’s net assets owned by affiliates is as follows:

Limited Term Government and Agency Fund	Percentage of Net Assets
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.52%
Natixis Sustainable Future 2015 Fund	0.08%
Natixis Sustainable Future 2020 Fund	0.07%
Natixis Sustainable Future 2025 Fund	0.05%
Natixis Sustainable Future 2030 Fund	0.03%
Natixis Sustainable Future 2035 Fund	0.02%
Natixis Sustainable Future 2040 Fund	0.01%
Natixis Sustainable Future 2045 Fund	0.01%
Natixis Sustainable Future 2050 Fund	less than 0.01%
Natixis Sustainable Future 2055 Fund	less than 0.01%
Natixis Sustainable Future 2060 Fund	less than 0.01%

Intermediate Duration Bond Fund	Percentage of Net Assets
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.87%

Investment activities of affiliated shareholders could have material impacts on the Funds.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the High Income Fund and Limited Term Government and Agency Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through January 31, 2019 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended March 31, 2018, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:

Reimbursement of Transfer Agency Expenses
Fund	Class N
High Income Fund	$86
Limited Term Government and Agency Fund	138

i.  Payment by Affiliates.  For the six months ended March 31, 2018, Loomis Sayles reimbursed High Income Fund $4,468 in connection with a trading error.

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C, and Class Y are allocated on a pro rata basis

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

Intermediate Duration Bond Fund allocates transfer agent fees and expenses on a pro rata basis based on the relative net assets of each class to the total net assets of those classes.

For the six months ended March 31, 2018, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
High Income Fund	$17,747	$5,890	$86	$76,050
Limited Term Government and Agency Fund	143,843	17,102	138	158,064

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds at a rate equal to the greater of the eurodollar or the federal funds rate plus 1.00%. In addition, a commitment fee of 0.15% per annum, payable on the last business day of each month, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended March 31, 2018, none of the Funds had borrowings under this agreement.

Effective April 12, 2018, the line of credit with Citibank, N.A. expired, and the Funds, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank and Trust. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

9.  Concentration of Risk.  Limited Term Government and Agency Fund’s investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security’s value.

Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2018, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Account Holders	Percentage of Ownership
High Income Fund	3	34.75%
Intermediate Duration Bond Fund	3	22.11%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2018		Year Ended September 30, 2017(a)
High Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,245,556	$5,403,073	2,869,491	$12,272,049
Issued in connection with the reinvestment of distributions	137,622	594,097	306,554	1,311,455
Redeemed	(2,537,165)	(10,972,556)	(3,623,241)	(15,504,179)

Net change	(1,153,987)	$(4,975,386)	(447,196)	$(1,920,675)

Class C
Issued from the sale of shares	66,022	$288,070	471,847	$2,010,717
Issued in connection with the reinvestment of distributions	37,473	162,322	88,277	378,228
Redeemed	(477,710)	(2,080,619)	(897,288)	(3,849,291)

Net change	(374,215)	$(1,630,227)	(337,164)	$(1,460,346)

Class N
Issued from the sale of shares	2,625,318	$11,210,114	240	$1,001
Issued in connection with the reinvestment of distributions	10,646	45,245	10	41
Redeemed	(215,165)	(916,741)	—	—

Net change	2,420,799	$10,338,618	250	$1,042

Class Y
Issued from the sale of shares	4,637,484	$20,040,866	9,715,068	$41,499,158
Issued in connection with the reinvestment of distributions	610,218	2,627,592	1,184,729	5,054,088
Redeemed	(6,505,829)	(28,022,825)	(10,799,917)	(45,851,330)

Net change	(1,258,127)	$(5,354,367)	99,880	$701,916

Increase (decrease) from capital share transactions	(365,530)	$(1,621,362)	(684,230)	$(2,678,063)

(a)	From commencement of operations on November 30, 2016 through September 30, 2017 for Class N shares.

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended March 31, 2018		Year Ended September 30, 2017
Intermediate Duration Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	168,654	$1,719,071	495,534	$5,098,171
Issued in connection with the reinvestment of distributions	21,930	223,050	51,612	528,641
Redeemed	(537,191)	(5,418,274)	(263,005)	(2,708,601)

Net change	(346,607)	$(3,476,153)	284,141	$2,918,211

Class C
Issued from the sale of shares	244	$2,500	14,097	$144,076
Issued in connection with the reinvestment of distributions	2,175	22,124	5,796	59,316
Redeemed	(1,491)	(15,012)	—	—

Net change	928	$9,612	19,893	$203,392

Class Y
Issued from the sale of shares	2,438,271	$24,820,058	6,045,802	$62,224,245
Issued in connection with the reinvestment of distributions	151,818	1,543,166	342,222	3,505,355
Redeemed	(2,149,607)	(21,785,917)	(4,606,062)	(47,400,228)

Net change	440,482	$4,577,307	1,781,962	$18,329,372

Increase (decrease) from capital share transactions	94,803	$1,110,766	2,085,996	$21,450,975

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Notes to Financial Statements (continued)

March 31, 2018 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended March 31, 2018		Year Ended September 30, 2017(a)
Limited Term Government and Agency Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	3,736,497	$42,032,602	3,991,528	$45,399,327
Issued in connection with the reinvestment of distributions	215,930	2,425,444	454,875	5,170,894
Redeemed	(5,121,277)	(57,573,591)	(13,213,781)	(150,164,121)

Net change	(1,168,850)	$(13,115,545)	(8,767,378)	$(99,593,900)

Class C
Issued from the sale of shares	228,040	$2,571,579	757,506	$8,626,416
Issued in connection with the reinvestment of distributions	15,021	168,888	29,711	337,959
Redeemed	(1,029,484)	(11,578,366)	(3,304,176)	(37,593,668)

Net change	(786,423)	$(8,837,899)	(2,516,959)	$(28,629,293)

Class N
Issued from the sale of shares	46,622	$524,127	166,111	$1,892,253
Issued in connection with the reinvestment of distributions	2,047	23,046	1,700	19,353
Redeemed	(3,265)	(36,577)	(527)	(5,984)

Net change	45,404	$510,596	167,284	$1,905,622

Class Y
Issued from the sale of shares	7,132,077	$80,453,039	13,725,909	$156,563,024
Issued in connection with the reinvestment of distributions	259,319	2,921,174	431,654	4,921,367
Redeemed	(7,891,044)	(88,881,691)	(18,111,061)	(206,644,972)

Net change	(499,648)	$(5,507,478)	(3,953,498)	$(45,160,581)

Increase (decrease) from capital share transactions	(2,409,517)	$(26,950,326)	(15,070,551)	$(171,478,152)

(a)	From commencement of operations on February 1, 2017 through September 30, 2017 for Class N shares.

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Additional Information

Special Meeting of Shareholders. (Unaudited)

A special meeting of shareholders of the Trust was held on December 4, 2017 to consider a proposal to elect thirteen Trustees to the Board of Trustees. The proposal was approved by shareholders of the Trust. The results of the shareholder vote were as follows:

Loomis Sayles Funds II

Nominee	Voted “FOR”*	Withheld*
Kevin Charleston	1,650,323,196.06	13,951,932.67
Kenneth A. Drucker	1,649,298,883.81	14,976,244.92
Edmond J. English	1,650,162,849.38	14,112,279.34
David L. Giunta	1,649,705,816.93	14,569,311.79
Richard A. Goglia	1,650,200,499.41	14,074,629.32
Wendell J. Knox	1,649,845,960.13	14,429,168.60
Martin T. Meehan	1,649,803,233.76	14,471,894.97
Maureen B. Mitchell	1,650,894,337.38	13,380,791.35
Sandra O. Moose**	1,649,617,852.02	14,657,276.71
James P. Palermo	1,650,208,171.55	14,066,957.18
Erik R. Sirri	1,649,620,219.44	14,654,909.29
Peter J. Smail	1,650,200,577.97	14,074,550.76
Cynthia L. Walker	1,651,179,641.66	13,095,487.07

*	Trust-wide voting results.

**	Ms. Moose retired as a Trustee effective January 1, 2018.

Loomis Sayles Funds I

Nominee	Voted “FOR”*	Withheld*
Kevin Charleston	1,046,693,133.34	15,163,366.07
Kenneth A. Drucker	1,045,641,428.27	16,215,071.15
Edmond J. English	1,046,277,137.68	15,579,361.74
David L. Giunta	1,046,496,391.62	15,360,107.79
Richard A. Goglia	1,046,269,146.27	15,587,353.15
Wendell J. Knox	1,045,976,095.92	15,880,403.49
Martin T. Meehan	1,046,154,669.52	15,701,829.89
Maureen B. Mitchell	1,047,019,476.25	14,837,023.17
Sandra O. Moose**	1,045,973,479.27	15,883,020.14
James P. Palermo	1,046,549,375.30	15,307,124.11
Erik R. Sirri	1,046,440,355.81	15,416,143.60
Peter J. Smail	1,046,053,910.90	15,802,588.52
Cynthia L. Walker	1,047,362,231.11	14,494,268.31

*	Trust-wide voting results.

**	Ms. Moose retired as a Trustee effective January 1, 2018.

|  102

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 11.	Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to

		Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Kevin Charleston
Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Charleston
Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	May 21, 2018

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 21, 2018